UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel Fund Advisor
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

TABLE OF CONTENTS

Schedule of Investments and Notes	1

Federal Income Tax Information.	133

Fair Value Measurement	134

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.12%

Consumer Discretionary - 12.86%

AnnTaylor Stores Corp *	341,100	$8,247,798
Bally Technologies Inc *	173,600	5,961,424
bebe Stores Inc †	556,200	5,979,150
Ctrip.com International Ltd ADR (Cayman)	169,800	9,002,796
GSI Commerce Inc * †	575,900	7,573,085
Iconix Brand Group Inc * †	406,500	7,052,775
Life Time Fitness Inc * †	271,000	8,457,910
LKQ Corp * †	406,300	9,129,561
Phillips-Van Heusen Corp	183,600	6,962,112
priceline.com Inc * †	73,700	8,907,382
Tenneco Inc * †	310,200	8,666,988
WMS Industries Inc * †	118,500	4,262,445

		90,203,426

Consumer Staples - 2.86%

Central European Distribution Corp * †	168,300	9,793,377
The Hain Celestial Group Inc * †	348,400	10,277,800

		20,071,177

Energy - 6.91%

Carrizo Oil & Gas Inc * †	134,000	7,942,180
Concho Resources Inc *	383,800	9,840,632
CVR Energy Inc * †	292,000	6,724,760
Dril-Quip Inc * †	149,100	6,928,677
Mariner Energy Inc * †	273,900	7,398,039
Petrobank Energy & Resources Ltd * (Canada)	170,600	7,761,722
Uranium One Inc * (Canada)	571,100	1,880,577

		48,476,587

Financials - 6.52%

Affiliated Managers Group Inc * †	79,800	7,241,052
Digital Realty Trust Inc REIT †	164,400	5,836,200
First Mercury Financial Corp *	422,000	7,347,020
First Midwest Bancorp Inc †	248,700	6,906,399
Greenhill & Co Inc †	72,500	5,043,100
Max Capital Group Ltd (Bermuda)	159,100	4,166,829
Platinum Underwriters Holdings Ltd (Bermuda)	101,100	3,281,706
Signature Bank * †	233,600	5,956,800

		45,779,106

Health Care - 15.13%

Acorda Therapeutics Inc *	179,000	3,213,050
BioMarin Pharmaceutical Inc * †	220,200	7,788,474
Cepheid Inc * †	276,200	6,736,518
Community Health Systems Inc * †	252,800	8,486,496
Cubist Pharmaceuticals Inc * †	278,900	5,137,338
Gentiva Health Services Inc * †	375,300	8,166,528
Hologic Inc * †	123,200	6,849,920
Illumina Inc * †	129,400	9,821,460
Inverness Medical Innovations Inc * †	163,100	4,909,310
Meridian Bioscience Inc †	215,000	7,187,450
OSI Pharmaceuticals Inc * †	94,800	3,544,572
PAREXEL International Corp * †	353,200	9,218,520
Psychiatric Solutions Inc * †	153,300	5,199,936
Savient Pharmaceuticals Inc * †	344,500	6,890,000
Thoratec Corp * †	401,913	5,743,337
United Therapeutics Corp * †	84,200	7,300,140

		106,193,049

Industrials - 16.82%

Actuant Corp ‘A’ †	279,700	8,449,737
Aecom Technology Corp *	339,400	8,827,794
AirTran Holdings Inc * †	707,200	4,667,520
BE Aerospace Inc *	257,400	8,996,130
Bucyrus International Inc ‘A’ †	87,000	8,843,550
CLARCOR Inc †	229,800	8,169,390
Esterline Technologies Corp * †	191,800	9,660,966
FTI Consulting Inc * †	145,500	10,336,320
IHS Inc ‘A’ * †	153,300	9,858,723
JA Solar Holdings Co Ltd ADR * (Cayman)	404,900	7,531,140
RBC Bearings Inc * †	251,800	9,349,334
TeleTech Holdings Inc * †	384,400	8,633,624
The Geo Group Inc * †	364,900	10,377,756
URS Corp *	132,700	4,337,963

		118,039,947

Information Technology - 24.01%

Acme Packet Inc * †	499,900	3,994,201
ANSYS Inc * †	261,000	9,009,720
Atheros Communications Inc * †	251,100	5,232,924
Cavium Networks Inc * †	203,400	3,335,760
Concur Technologies Inc * †	176,900	5,492,745
Cypress Semiconductor Corp *	157,400	3,716,214
DealerTrack Holdings Inc * †	252,100	5,097,462
Digital River Inc * †	120,500	3,731,885
Emulex Corp * †	348,500	5,659,640
Foundry Networks Inc * †	445,900	5,163,522
Mellanox Technologies Ltd * (Israel)	515,200	7,176,736
Microsemi Corp * †	365,300	8,328,840
NeuStar Inc ‘A’ * †	303,300	8,031,384
NICE Systems Ltd ADR * (Israel)	314,900	8,886,478
Omniture Inc * †	194,300	4,509,703
ON Semiconductor Corp * †	723,000	4,106,640
Polycom Inc * †	356,100	8,026,494
SI International Inc * †	247,900	4,757,201
Solera Holdings Inc *	410,200	9,992,472
Sonus Networks Inc * †	1,253,600	4,312,384
Synaptics Inc * †	221,300	5,284,644
Synchronoss Technologies Inc * †	228,600	4,578,858
Taleo Corp ‘A’ * †	324,800	6,301,120
Tessera Technologies Inc * †	257,100	5,347,680
THQ Inc *	324,400	7,071,920
TIBCO Software Inc *	707,600	5,052,264
Varian Semiconductor Equipment Associates Inc * †	206,800	5,821,420
VeriFone Holdings Inc * †	223,600	3,548,532
Wright Express Corp * †	225,300	6,923,469

		168,492,312

Materials - 3.70%

RTI International Metals Inc * †	73,700	3,331,977
Silgan Holdings Inc †	177,500	8,809,325
Thompson Creek Metals Co Inc (NYSE) * (Canada)	430,400	7,859,104
Zoltek Cos Inc * †	225,500	5,980,260

		25,980,666

Telecommunication Services - 2.94%

Cincinnati Bell Inc * †	1,898,700	8,088,462
SBA Communications Corp ‘A’ * †	320,000	9,545,600
Time Warner Telecom Inc ‘A’ * †	195,100	3,022,099

		20,656,161

Utilities - 1.37%

ITC Holdings Corp †	184,600	9,610,276

Total Common Stocks (Cost $697,980,135)		653,502,707

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments(Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 7.59%

Repurchase Agreement - 7.59%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $53,292,813; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $53,959,763; and Federal Home Loan Bank: 2.375% due 04/30/10 and market value $398,950)	$53,290,000	$53,290,000

Total Short-Term Investment (Cost $53,290,000)		53,290,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.71% (Cost $751,270,135)		706,792,707

	Shares
SECURITIES LENDING COLLATERAL - 28.40%

The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $199,300,175)	199,300,175	199,300,175

TOTAL INVESTMENTS - 129.11% (Cost $950,570,310)		906,092,882

OTHER ASSETS & LIABILITIES, NET - (29.11%)		(204,295,034)

NET ASSETS - 100.00%		$701,797,848

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.34%

Australia - 3.50%

Australia & New Zealand Banking Group Ltd +	531,100	$11,020,660
BHP Billiton Ltd +	960,000	31,546,614
Commonwealth Bank of Australia +	361,673	13,897,916
Macquarie Airports Ltd † +	8,174,352	24,297,065
National Australia Bank Ltd +	555,421	15,360,504
QBE Insurance Group Ltd +	2	33
Suncorp-Metway Ltd +	1,088,813	12,903,006
Zinifex Ltd +	2,104,600	19,213,377

		128,239,175

Austria - 0.89%

voestalpine AG +	469,800	32,670,844

Belgium - 1.55%

Fortis +	1,717,800	43,163,633
KBC Groep NV +	106,400	13,800,245

		56,963,878

Bermuda - 0.26%

Orient Overseas International Ltd +	1,623,000	9,571,741

Canada - 3.22%

Bombardier Inc ‘B’ *	2,060,100	10,978,369
Canadian Imperial Bank of Commerce	320,067	20,611,261
Gerdau Ameristeel Corp	1,491,300	21,255,511
HudBay Minerals Inc *	385,800	6,126,494
Husky Energy Inc	528,000	20,673,506
ING Canada Inc	915	32,528
Onex Corp	43,230	1,261,375
Petro-Canada	374,700	16,324,793
Teck Cominco Ltd ‘B’	502,162	20,591,357

		117,855,194

Finland - 1.67%

Nokia OYJ +	1,258,300	39,725,220
Stora Enso OYJ ‘R’ † +	1,852,100	21,417,694

		61,142,914

France - 11.96%

Air France-KLM +	287,400	8,085,311
Arkema * +	248,600	13,934,265
BNP Paribas +	459,700	46,352,771
Compagnie Generale des Etablissements Michelin ‘B’ +	346,600	36,298,001
Credit Agricole SA +	1,023,430	31,642,391
France Telecom SA +	745,500	25,045,471
Lagardere SCA +	446,800	33,482,396
Renault SA † +	478,300	52,943,389
Sanofi-Aventis +	685,500	51,414,658
Societe Generale +	304,289	29,774,502
Societe Generale — Entitlement Shares *	76,072	7,320,043
Suez SA † +	292,800	19,192,282
Total SA † +	768,200	56,911,557
Vallourec +	107,700	26,121,902

		438,518,939

Germany - 12.70%

Allianz SE +	291,300	57,738,233
BASF SE +	438,700	59,237,371
Deutsche Bank AG +	387,400	43,966,188
Deutsche Lufthansa AG +	1,276,100	34,658,787
Deutsche Telekom AG +	1,458,700	24,350,403
E.ON AG +	420,100	78,352,950

Epcos AG † +	439,200	6,708,853
Infineon Technologies AG * +	2,009,200	14,133,865
Muenchener Rueckversicherungs AG +	337,600	66,219,263
RWE AG +	400,000	49,408,039
Suedzucker AG † +	464,000	10,286,498
TUI AG * +	804,900	20,700,511

		465,760,961

Italy - 3.17%

Banco Popolare SCARL * +	557,500	9,243,675
Buzzi Unicem SPA +	722,800	18,030,260
ENI SPA +	1,648,000	56,096,990
Fondiaria-Sai SPA +	402,822	16,699,860
Fondiaria-Sai SPA RNC +	56,199	1,522,277
Italcementi SPA † +	278,900	5,664,770
Telecom Italia SPA *	4,306,500	8,981,365

		116,239,197

Japan - 21.22%

Aisin Seiki Co Ltd +	447,600	16,880,693
Alps Electric Co Ltd † +	1,053,700	10,549,885
Astellas Pharma Inc +	288,400	11,326,461
Canon Inc +	285,100	13,298,041
Dainippon Ink & Chemicals Inc +	2,730,000	8,636,392
East Japan Railway Co +	1,927	16,068,431
Fujitsu Ltd † +	5,478,000	36,228,463
Hitachi Ltd +	3,193,000	19,064,679
Honda Motor Co Ltd +	626,600	18,099,158
ITOCHU Corp +	2,338,000	23,382,887
JFE Holdings Inc +	796,900	35,645,970
Kyushu Electric Power Co Inc +	1,143,000	28,045,780
Leopalace21 Corp +	95,800	1,553,373
Mitsubishi Chemical Holdings Corp +	4,339,500	28,902,812
Mitsubishi Corp +	901,800	27,591,498
Mitsubishi UFJ Financial Group Inc +	5,522,000	48,305,497
Mitsui & Co Ltd +	1,342,000	27,538,667
Mitsui Chemicals Inc +	791,000	5,303,324
Mitsui OSK Lines Ltd † +	2,568,000	31,417,193
Namco Bandai Holdings Inc +	1,141,700	15,540,439
Nippon Mining Holdings Inc +	2,079,500	11,176,017
Nippon Steel Corp † +	3,640,000	18,610,637
Nippon Telegraph & Telephone Corp +	8,673	37,567,985
Nippon Yusen Kabushiki Kaisha † +	2,583,000	24,491,386
Nissan Motor Co Ltd † +	3,685,500	30,898,476
Oki Electric Industry Co Ltd * † +	2,400,000	4,664,086
ORIX Corp +	188,400	25,983,437
Sharp Corp +	2,243,000	38,498,664
Sumitomo Mitsui Financial Group Inc +	6,024	40,016,320
The Tokyo Electric Power Co Inc +	1,525,500	41,035,430
Toshiba Corp † +	5,035,000	33,838,824
Tosoh Corp +	2,677,000	9,302,698
Toyota Motor Corp +	763,600	38,583,046

		778,046,649

Luxembourg - 1.70%

ArcelorMittal	759,900	62,240,274

Netherlands - 3.34%

ING Groep NV CVA +	1,589,000	59,405,631
Koninklijke Ahold NV * +	2,413,120	35,822,164
Koninklijke BAM Groep NV +	424,600	10,048,684
Wolters Kluwer NV +	648,670	17,201,401

		122,477,880

New Zealand - 0.48%

Telecom Corp of New Zealand Ltd +	5,791,000	17,451,304

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments(continued)
March 31, 2008 (Unaudited)

	Shares	Value
Norway - 1.40%

Norsk Hydro ASA +	1,452,000	$21,271,616
StatoilHydro ASA +	1,005,650	30,170,470

		51,442,086

Singapore - 0.28%

Neptune Orient Lines Ltd +	4,256,000	10,155,747

Spain - 2.04%

Repsol YPF SA +	1,108,300	38,182,291
Telefonica SA +	1,273,100	36,578,898

		74,761,189

Sweden - 3.33%

Electrolux AB ‘B’ † +	1,214,700	20,002,954
Nordea Bank AB † +	1,256,800	20,385,390
Svenska Cellulosa AB ‘B’ * † +	1,869,700	34,090,212
Tele2 AB ‘B’ +	1,149,500	21,744,796
Volvo AB ‘B’ † +	1,715,800	25,996,727

		122,220,079

Switzerland - 2.45%

Credit Suisse Group +	797,200	40,591,753
Novartis AG +	959,030	49,211,696

		89,803,449

United Kingdom - 22.18%

Antofagasta PLC +	361,000	5,026,051
Associated British Foods PLC +	1,546,200	26,857,058
AstraZeneca PLC +	417,300	15,652,845
Aviva PLC +	2,465,247	30,227,286
BAE Systems PLC +	4,185,000	40,355,294
Barclays PLC +	4,927,400	44,453,338
BP PLC +	2,611,600	26,459,749
British Airways PLC * +	1,705,700	7,934,030
British American Tobacco PLC +	822,200	30,881,566
British Energy Group PLC +	1,400,000	18,140,246
BT Group PLC +	1,396,300	6,028,055
Centrica PLC +	3,855,400	22,842,469
Friends Provident PLC +	6,226,113	15,280,319
GlaxoSmithKline PLC +	2,477,500	52,404,317
Greene King PLC +	882,900	9,906,082
HBOS PLC +	2,766,620	30,778,326
Home Retail Group PLC +	3,378,000	17,534,025
HSBC Holdings PLC (LI) +	631,900	10,409,808
ITV PLC +	8,401,350	10,569,321
J. Sainsbury PLC +	1,604,900	10,931,558
Kazakhmys PLC +	348,693	11,057,192
Lloyds TSB Group PLC +	3,387,900	30,268,965
Mitchells & Butlers PLC +	1,369,800	9,335,214
Pearson PLC +	1,206,500	16,340,148
Royal & Sun Alliance Insurance Group PLC +	5,672,729	14,491,798
Royal Dutch Shell PLC ‘A’ (XAMS) +	2,811,193	96,956,166
Taylor Wimpey PLC +	2,742,600	10,207,905
Tesco PLC +	2,160,100	16,279,719
The Royal Bank of Scotland Group PLC +	6,448,363	43,198,544
Trinity Mirror PLC +	1,786,000	10,476,922
Unilever PLC +	629,000	21,275,401
Vodafone Group PLC +	21,631,425	64,297,454
Xstrata PLC +	516,280	36,160,639

		813,017,810

Total Common Stocks (Cost $3,672,806,196)		3,568,579,310

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.06%

Repurchase Agreement - 1.06%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price $38,831,049; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $39,605,738)	$38,829,000	$38,829,000

Total Short-Term Investment (Cost $38,829,000)		38,829,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.40% (Cost $3,711,635,196)		3,607,408,310

	Shares
SECURITIES LENDING COLLATERAL - 10.52%

The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $385,508,185)	385,508,185	385,508,185

TOTAL INVESTMENTS - 108.92% (Cost $4,097,143,381)		3,992,916,495

OTHER ASSETS & LIABILITIES, NET - (8.92%)		(326,854,746)

NET ASSETS - 100.00%		$3,666,061,749

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2008, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.49%
Materials	14.35%
Short-Term Investment & Securities Lending Collateral	11.58%
Consumer Discretionary	11.55%
Industrials	9.78%
Energy	9.63%
Utilities	7.01%
Telecommunication Services	6.60%
Health Care	4.91%
Information Technology	4.86%
Consumer Staples	4.16%

108.92%
Other Assets & Liabilities, Net	(8.92%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $3,372,182,434 or 91.98% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	The amount of $6,720,278 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Dow Jones EURO STOXX 50 (06/08)	720	EUR 24,242,722	$2,048,211

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.53%

Germany - 0.37%

Fresenius SE +	45,042	$3,780,759

Italy - 0.16%

Istituto Finanziario Industriale SPA * +	56,941	1,568,836

Total Preferred Stocks (Cost $4,981,068)		5,349,595

COMMON STOCKS - 96.16%

Australia - 5.69%

Aditya Birla Minerals Ltd * +	1,043,145	1,794,217
Ansell Ltd +	406,050	4,332,254
Ausenco Ltd +	294,720	3,683,917
Australian Worldwide Exploration Ltd * +	1,134,136	3,666,290
Babcock & Brown Ltd † +	140,550	1,905,113
Bradken Ltd † +	464,900	2,859,477
David Jones Ltd † +	1,028,081	3,441,659
Flight Centre Ltd +	79,850	1,552,966
Goodman Fielder Ltd +	996,700	1,646,419
Incitec Pivot Ltd † +	82,900	10,718,434
Macmahon Holdings Ltd +	1,535,500	2,090,509
Mincor Resources NL +	55,500	155,374
Mount Gibson Iron Ltd * +	987,100	2,589,403
OneSteel Ltd +	518,659	3,036,764
Pacific Brands Ltd +	987,000	1,833,104
Pan Australian Resources Ltd * +	3,678,746	3,519,489
Ramsay Health Care Ltd † +	137,600	1,356,698
Sally Malay Mining Ltd +	748,600	3,612,421
WorleyParsons Ltd +	117,850	3,612,025

		57,406,533

Austria - 0.31%

CA Immobilien Anlagen AG * +	31,702	676,486
EVN AG +	19,031	2,421,532

		3,098,018

Belgium - 1.02%

Ackermans & Van Haaren NV +	49,497	5,143,853
D’ieteren SA +	7,980	2,836,344
Telenet Group Holding NV * +	105,000	2,330,259

		10,310,456

Bermuda - 1.48%

Jinhui Shipping & Transportation Ltd * † +	506,700	4,994,649
Kerry Properties Ltd +	74,000	451,555
Pacific Basin Shipping Ltd +	3,939,000	6,551,642
West Siberian Resources Ltd GDR * +	3,888,500	2,881,737

		14,879,583

Canada - 7.75%

Addax Petroleum Corp	81,900	3,251,425
Atco Ltd ‘I’	61,100	2,834,607
Eastern Platinum Ltd *	1,336,400	4,218,360
Energy Savings Income Fund	355,900	4,528,281
FNX Mining Co Inc *	151,700	4,257,857
Gerdau Ameristeel Corp	17,100	243,726
Home Capital Group Inc	77,400	2,688,207
Industrial Alliance Insurance & Financial Services Inc	108,200	3,993,001
Inmet Mining Corp	30,900	2,257,782
Laurentian Bank of Canada	87,600	3,631,331
Major Drilling Group International Inc *	79,500	4,143,650
Neo Material Technologies Inc *	893,800	3,326,334
Oilexco Inc *	309,400	4,048,168
Pacific Rubiales Energy Corp *	1,565,600	2,272,633
Pan Orient Energy Corp *	280,100	3,157,248
Pembina Pipeline Income Fund	246,550	3,915,208
Quadra Mining Ltd *	184,500	3,397,194
Rothmans Inc	170,000	4,327,634
Saputo Inc	11,400	307,421
ShawCor Ltd	109,500	2,986,994
Sierra Wireless Inc *	209,400	3,347,707
Superior Plus Income Fund	223,000	3,017,653
Thompson Creek Metals Co Inc (TSE) *	161,700	2,952,173
WestJet Airlines Ltd *	277,800	5,028,520

		78,133,114

Cayman - 0.02%

Xinyi Glass Holding Co Ltd +	368,000	252,472

Cyprus - 0.49%

Deep Sea Supply PLC * † +	1,154,800	4,951,593

Denmark - 1.31%

East Asiatic Co Ltd AS * † +	46,725	4,104,909
H Lundbeck AS +	222,400	5,578,432
TrygVesta AS * † +	39,700	3,499,795

		13,183,136

Finland - 1.56%

Konecranes OYJ † +	86,700	3,343,592
Nokian Renkaat OYJ † +	144,900	6,207,134
Outotec OYJ † +	67,300	3,579,653
Wartsila OYJ ‘B’ +	38,900	2,626,736

		15,757,115

France - 6.41%

Beneteau SA +	60,000	1,614,529
Capgemini SA +	78,191	4,452,194
Casino Guichard Perrachon SA † +	48,000	5,753,763
Eramet +	8,600	6,930,298
IMS International Metal Service +	42,200	1,678,966
Lagardere SCA +	115,500	8,655,364
Neuf Cegetel +	105,800	5,892,863
Rallye SA * +	119,855	7,592,859
Rexel SA * +	72,600	1,281,002
SCOR SE * +	285,400	6,798,521
SEB SA +	46,138	8,446,051
Thales SA +	31,800	2,058,248
Ubisoft Entertainment SA * +	40,800	3,514,484

		64,669,142

Germany - 11.16%

AMB Generali Holding AG +	21,582	3,670,287
Arques Industries AG +	220,800	4,378,308
Bauer AG +	41,600	2,683,080
Comdirect Bank AG +	23,719	299,891
Demag Cranes AG +	56,300	2,569,660
Deutsche Postbank AG +	73,150	7,008,001
Duerr AG * +	9,400	394,824
Fresenius Medical Care AG & Co KGaA +	78,132	3,925,777
GEA Group AG * +	177,522	5,980,716
Gildemeister AG +	267,329	6,746,425
Hannover Rueckversicherung AG +	82,050	4,275,078
Kloeckner & Co AG +	105,300	5,472,373
Kontron AG +	12,900	208,976
KUKA AG * +	87,900	3,032,271
Leoni AG +	149,735	7,233,501
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
MTU Aero Engines Holding AG +	53,750	$2,271,586
Phoenix Solar AG +	37,473	2,137,796
Q-Cells AG * +	16,750	1,692,310
Rheinmetall AG +	25,550	1,801,569
Roth & Rau AG * +	17,290	3,692,282
Salzgitter AG +	38,000	6,662,252
SGL Carbon AG * +	173,600	11,045,307
Stada Arzneimittel AG +	93,418	6,808,884
ThyssenKrupp AG +	60,349	3,464,652
TUI AG * +	123,450	3,174,901
Vossloh AG +	48,900	6,907,831
Wacker Chemie AG +	24,100	5,001,035

		112,539,573

Greece - 2.31%

Alapis Holding Industrial & Commercial SA * +	1,714,310	5,890,595
Folli-Follie SA +	79,110	2,647,590
Hellenic Exchanges SA Holding Clearing Settlement & Registry +	100,900	2,400,012
Intralot SA — Integrated Lottery Systems & Services +	167,410	2,998,292
Metka SA +	55,520	1,175,097
Neochimiki LV Lavrentiadis SA +	118,590	3,226,073
Sidenor Steel Products & Manufacturing Co SA +	395,969	5,006,405

		23,344,064

Hong Kong - 0.65%

CITIC International Financial Holdings Ltd +	4,847,000	2,493,830
Hang Lung Group Ltd +	844,000	4,033,959

		6,527,789

Ireland - 1.80%

Greencore Group PLC	306,557	1,810,081
Iaws Group PLC +	385,300	9,018,515
Kerry Group PLC ‘A’ +	178,100	5,590,419
United Drug PLC +	292,300	1,755,751

		18,174,766

Italy - 3.68%

A2A SPA +	2,189,800	8,051,964
Brembo SPA +	482,299	6,975,857
Gruppo Coin SPA * +	56,700	386,234
Indesit Co SPA † +	242,976	3,172,539
Maire Tecnimont SPA *	100,713	508,804
Prysmian SPA * +	221,200	4,725,224
Recordati SPA +	646,964	4,841,468
Trevi Finanziaria SPA +	415,939	8,426,637

		37,088,727

Japan - 14.79%

Aiful Corp † +	53,450	854,725
Alfresa Holdings Corp +	47,100	3,737,538
Arisawa Manufacturing Co Ltd +	124,000	967,852
Creed Corp † +	1,067	1,328,962
Daifuku Co Ltd +	207,000	2,671,253
Denki Kagaku Kogyo Kabushiki Kaisha +	172,000	547,124
Eagle Industry Co Ltd +	147,000	1,002,888
Exedy Corp +	117,800	3,386,670
Fuji Machine Manufacturing Co Ltd +	120,300	2,520,853
Futaba Industrial Co Ltd +	141,900	3,202,409
Glory Ltd +	71,100	1,520,174
Hino Motors Ltd +	1,030,000	6,871,795
Hitachi Metals Ltd +	268,000	3,991,081
Hosiden Corp † +	254,500	5,105,950
Hosokawa Micron Corp † +	292,000	1,837,350
Intelligence Ltd † +	1,367	1,298,307
Juki Corp +	37,000	137,606
K.K. DaVinci Advisors * +	2,670	2,072,866
Kenedix Inc +	838	927,525
Kinden Corp +	184,000	1,767,341
Koito Manufacturing Co Ltd +	290,000	4,006,267
Kuroda Electric Co Ltd +	287,200	3,797,638
Kyorin Co Ltd +	16,000	206,811
Matsumotokiyoshi Holdings Co Ltd	156,700	3,403,446
Meitec Corp +	51,100	1,555,377
Miraca Holdings Inc +	139,900	3,684,634
Mitsubishi Tanabe Pharma Corp	328,000	3,820,305
NEC Networks & System Integration Corp +	204,800	3,527,210
NHK Spring Co Ltd +	352,000	2,513,979
Nichirei Corp +	533,000	2,580,312
Nifco Inc † +	256,300	5,960,812
Nihon Dempa Kogyo Co Ltd † +	45,100	1,260,900
Nippon Denko Co Ltd † +	688,000	6,634,352
Nippon Shokubai Co Ltd +	196,000	1,305,088
Nipro Corp +	230,000	4,031,978
Resorttrust Inc +	2,200	27,495
Roland DG Corp +	9,800	241,749
Sanden Corp +	422,000	1,729,576
Shima Seiki Manufacturing Ltd † +	65,800	3,106,124
Shinko Plantech Co Ltd † +	358,800	4,685,173
Showa Corp +	65,200	584,252
Suruga Bank Ltd +	251,000	3,194,329
TBK Co Ltd +	109,000	438,798
The Nippon Synthetic Chemical Industry Co Ltd +	443,000	3,259,157
The Nishi-Nippon City Bank Ltd +	839,000	2,221,701
The Okinawa Electric Power Co Inc +	25,100	990,376
Toho Pharmaceutical Co Ltd † +	251,600	6,443,620
Tokai Rika Co Ltd +	141,700	3,722,850
Tokai Rubber Industries Inc +	108,100	1,567,365
Tokyo Tatemono Co Ltd +	286,000	1,901,111
Toshiba Machine Co Ltd +	149,000	914,053
Toyo Suisan Kaisha Ltd +	175,000	2,629,971
Toyoda Gosei Co Ltd +	185,000	7,038,450
Tsubakimoto Chain Co +	921,000	5,526,680
Tsuruha Holdings Inc +	19,900	861,939
Urban Corp +	151,600	656,007
Yaskawa Electric Corp +	352,000	3,370,767

		149,150,921

Netherlands - 2.48%

Boskalis Westminster CVA +	11,838	683,972
Draka Holding NV † +	139,078	4,490,033
Fugro NV CVA +	69,022	5,364,462
Grontmij NV CVA +	64,045	2,398,488
Imtech NV +	122,790	3,261,319
OPG Groep NV CVA +	54,100	1,534,726
Smit Internationale NV +	50,772	5,174,425
Ten Cate NV +	57,792	2,131,305

		25,038,730

New Zealand - 0.03%

Air New Zealand Ltd +	276,488	280,411

Norway - 1.05%

Ementor ASA * +	582,800	3,777,004
Odim ASA * +	258,170	4,495,813
Petroleum Geo-Services ASA +	93,960	2,332,679

		10,605,496

Singapore - 0.35%

Keppel Land Ltd +	459,000	1,867,795
Yongnam Holdings Ltd * +	10,331,000	1,628,103

		3,495,898

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
South Korea - 2.89%

Cheil Industries Inc +	34,480	$1,680,627
Daelim Industrial Co Ltd +	29,450	3,787,267
Dongbu Insurance Co Ltd * +	103,210	3,984,363
Doosan Infracore Co Ltd +	79,200	2,653,359
GS Engineering & Construction Corp +	10,930	1,612,956
GS Holdings Corp +	69,110	2,699,121
Hyosung Corp +	45,599	3,097,255
Hyundai Marine & Fire Insurance Co Ltd * +	168,550	3,573,282
LG Household & Health Care Ltd +	7,619	1,316,073
LG Micron Ltd * +	54,040	2,287,450
LIG Insurance Co Ltd * +	123,730	2,452,938

		29,144,691

Spain - 6.13%

Construcciones y Auxiliar de Ferrocarriles SA +	12,138	5,374,000
Grifols SA +	215,300	5,672,601
Indra Sistemas SA +	277,121	7,980,927
Laboratorios Almirall SA * +	182,618	3,728,377
Mapfre SA +	971,900	4,880,123
Promotora de Informaciones SA † +	109,200	1,643,635
Prosegur Cia de Seguridad SA +	12,100	508,131
Red Electrica de Espana +	114,050	6,984,818
Solaria Energia y Medio Ambiente SA * † +	169,000	3,178,363
Tecnicas Reunidas SA * +	61,700	4,685,625
Tubacex SA +	422,619	4,682,734
Tubos Reunidos SA † +	309,885	2,255,109
Union Fenosa SA +	152,200	10,231,703

		61,806,146

Sweden - 1.22%

Alfa Laval AB +	55,200	3,359,050
Betsson AB +	98,399	1,060,321
Bilia AB ‘A’ + ж	162,200	2,705,239
Getinge AB ‘B’ +	82,400	2,140,378
Hexagon AB ‘B’ +	149,000	3,035,213

		12,300,201

Switzerland - 5.42%

Baloise Holding AG +	69,200	6,880,882
Bucher Industries AG +	11,890	3,228,292
Burckhardt Compression Holding AG +	8,190	2,610,179
Galenica AG +	11,578	3,845,086
Helvetia Holding AG +	18,993	7,158,845
Holcim Ltd +	58,398	6,133,762
Kuoni Reisen Holding AG ‘B’ +	2,500	1,389,939
Meyer Burger Technology AG * +	15,300	4,717,293
Swiss Life Holding * +	27,100	7,537,038
Syngenta AG +	27,200	7,946,333
Temenos Group AG * +	120,700	3,163,047

		54,610,696

United Kingdom - 16.16%

Afren PLC * +	2,487,000	6,101,771
AMEC PLC +	467,600	6,716,119
Amlin PLC +	800,170	4,316,891
Babcock International Group PLC +	456,117	5,176,444
Beazley Group PLC +	1,819,546	5,761,658
Cable & Wireless PLC +	1,966,800	5,816,837
Cookson Group PLC +	269,100	3,550,417
Dairy Crest Group PLC +	291,361	2,715,605
Dana Petroleum PLC * +	187,352	4,687,221
eaga PLC +	691,027	2,547,740
Ferrexpo PLC * +	688,255	4,826,184
Friends Provident PLC +	967,900	2,375,450
Game Group PLC +	1,961,785	8,264,577
GKN PLC +	719,052	4,351,553
Greene King PLC +	92,875	1,042,052
Halfords Group PLC +	621,800	3,493,456
Hays PLC +	177,500	402,885
Henderson Group PLC +	1,737,120	3,652,999
Informa PLC +	280,100	1,745,352
Interserve PLC +	241,972	2,315,903
ITE Group PLC +	867,500	2,501,060
Jardine Lloyd Thompson Group PLC +	563,141	4,142,117
John Wood Group PLC +	1,001,249	8,047,414
Keller Group PLC +	297,915	3,989,748
Luminar Group Holdings PLC +	305,435	1,827,316
Micro Focus International PLC +	569,839	2,148,231
National Express Group PLC +	281,100	5,610,928
Northern Foods PLC +	706,903	1,296,287
Petrofac Ltd +	742,894	8,285,765
Regus Group PLC +	2,168,707	4,087,613
Renishaw PLC +	39,778	537,286
Senior PLC +	187,560	372,630
Sibir Energy PLC +	319,913	3,493,383
Southern Cross Healthcare Ltd +	99,200	739,134
Spectris PLC +	98,781	1,460,078
Spice PLC +	501,718	4,316,170
Spirent Communications PLC * +	3,772,229	4,755,727
SSL International PLC +	321,100	2,888,164
St. Ives Group PLC +	56,700	273,653
Stagecoach Group PLC +	1,251,100	6,009,652
Taylor Nelson Sofres PLC +	988,452	3,102,014
TUI Travel PLC +	540,571	2,766,648
WH Smith PLC +	579,685	4,268,022
Wincanton PLC +	157,938	1,080,536
WS Atkins PLC +	244,500	5,104,773

		162,965,463

Total Common Stocks (Cost $934,347,772)		969,714,734

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.27%

Repurchase Agreement - 3.27%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $33,009,742; collateralized by Freddie Mac (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $33,670,613)	$33,008,000	33,008,000

Total Short-Term Investment (Cost $33,008,000)		33,008,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.96% (Cost $972,336,840)		1,008,072,329

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL — 5.80%

The Mellon GSL DBT II Collateral Fund 3.192% Δ (Cost $58,444,050)	58,444,050	$58,444,050

TOTAL INVESTMENTS — 105.76% (Cost $1,030,780,890)		1,066,516,379

OTHER ASSETS & LIABILITIES, NET — (5.76%)		(58,086,074)

NET ASSETS — 100.00%		$1,008,430,305

Notes to Schedule of Investments
(a) As of March 31, 2008, the portfolio was diversified as a percentage of net assets as follows:

Industrials	26.07%
Consumer Discretionary	13.40%
Financials	12.96%
Materials	12.69%
Short-Term Investment & Securities Lending Collateral	9.07%
Energy	7.98%
Health Care	7.42%
Consumer Staples	6.03%
Information Technology	5.18%
Utilities	3.57%
Telecommunication Services	1.39%

105.76%
Other Assets & Liabilities, Net	(5.76%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $887,388,579 or 88.00% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) 0.27% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.93%

Consumer Discretionary - 8.57%

Abercrombie & Fitch Co ‘A’	13,000	$950,820
Amazon.com Inc * †	49,400	3,522,220
Apollo Group Inc ‘A’ * †	21,400	924,480
AutoNation Inc *	26,055	390,043
AutoZone Inc *	7,400	842,342
Bed Bath & Beyond Inc * †	39,700	1,171,150
Best Buy Co Inc	54,848	2,273,998
Big Lots Inc * †	14,000	312,200
Brunswick Corp †	17,500	279,475
Carnival Corp (Panama)	67,400	2,728,352
CBS Corp ‘B’	110,943	2,449,621
Centex Corp †	17,000	411,570
Clear Channel Communications Inc	81,212	2,373,015
Coach Inc *	58,100	1,751,715
Comcast Corp ‘A’ †	455,477	8,808,925
Comcast Corp Special ‘A’	29,155	553,070
D.R. Horton Inc †	46,900	738,675
Darden Restaurants Inc	24,500	797,475
Dillard’s Inc ‘A’ †	12,400	213,404
Eastman Kodak Co †	43,200	763,344
Expedia Inc * †	33,400	731,126
Family Dollar Stores Inc	25,200	491,400
Ford Motor Co * †	341,644	1,954,204
Fortune Brands Inc	25,500	1,772,250
GameStop Corp ‘A’ * †	26,000	1,344,460
Gannett Co Inc	34,200	993,510
General Motors Corp †	92,244	1,757,248
Genuine Parts Co	28,775	1,157,330
H&R Block Inc †	48,200	1,000,632
Harley-Davidson Inc †	38,000	1,425,000
Harman International Industries Inc	10,500	457,170
Hasbro Inc †	21,325	594,968
IAC/InterActiveCorp * †	31,500	653,940
International Game Technology	49,100	1,974,311
J.C. Penney Co Inc	33,900	1,278,369
Johnson Controls Inc	92,500	3,126,500
Jones Apparel Group Inc	17,600	236,192
KB Home †	11,700	289,341
Kohl’s Corp *	48,500	2,080,165
Leggett & Platt Inc	31,200	475,800
Lennar Corp ‘A’ †	18,802	353,666
Limited Brands Inc †	48,707	832,890
Liz Claiborne Inc †	18,420	334,323
Lowe’s Cos Inc	230,200	5,280,788
Macy’s Inc	68,476	1,579,057
Marriott International Inc ‘A’	48,300	1,659,588
Mattel Inc	57,550	1,145,245
McDonald’s Corp	185,500	10,345,335
Meredith Corp †	6,500	248,625
Newell Rubbermaid Inc	47,634	1,089,390
News Corp ‘A’ †	369,700	6,931,875
Nike Inc ‘B’	59,700	4,059,600
Nordstrom Inc †	28,340	923,884
Office Depot Inc *	43,800	483,990
OfficeMax Inc	14,300	273,702
Omnicom Group Inc	50,000	2,209,000
Polo Ralph Lauren Corp †	9,300	542,097
Pulte Homes Inc †	36,900	536,895
RadioShack Corp †	17,744	288,340
Sears Holdings Corp * †	11,605	1,184,791
Snap-On Inc	8,850	450,022
Staples Inc	109,525	2,421,598
Starbucks Corp *	112,800	1,974,000
Starwood Hotels & Resorts Worldwide Inc	31,370	1,623,398
Target Corp	130,100	6,593,468
The Black & Decker Corp	8,900	588,290
The DIRECTV Group Inc *	116,600	2,890,514
The E.W. Scripps Co ‘A’ †	14,800	621,748
The Gap Inc	73,810	1,452,581
The Goodyear Tire & Rubber Co *	36,100	931,380
The Home Depot Inc	267,650	7,486,170
The Interpublic Group of Cos Inc * †	68,458	575,732
The McGraw-Hill Cos Inc	53,200	1,965,740
The New York Times Co ‘A’ †	26,300	496,544
The Sherwin-Williams Co	16,400	837,056
The Stanley Works	11,300	538,106
The TJX Cos Inc	67,500	2,232,225
The Walt Disney Co	300,506	9,429,878
The Washington Post Co ‘B’	992	656,208
Tiffany & Co †	20,100	840,984
Time Warner Inc	570,860	8,003,457
VF Corp	15,100	1,170,401
Viacom Inc ‘B’ *	104,743	4,149,918
Wendy’s International Inc	11,200	258,272
Whirlpool Corp †	11,405	989,726
Wyndham Worldwide Corp †	31,285	646,974
Yum! Brands Inc	78,380	2,916,520

		159,093,801

Consumer Staples - 10.93%

Altria Group Inc	336,452	7,469,234
Anheuser-Busch Cos Inc	116,000	5,504,200
Archer-Daniels-Midland Co †	101,194	4,165,145
Avon Products Inc	68,100	2,692,674
Brown-Forman Corp ‘B’	14,522	961,647
Campbell Soup Co	37,500	1,273,125
Coca-Cola Enterprises Inc	42,200	1,021,240
Colgate-Palmolive Co	80,200	6,248,382
ConAgra Foods Inc	73,600	1,762,720
Constellation Brands Inc ‘A’ * †	34,200	604,314
Costco Wholesale Corp	68,044	4,420,819
CVS Caremark Corp	230,689	9,345,211
Dean Foods Co †	21,300	427,917
General Mills Inc	52,100	3,119,748
H.J. Heinz Co	48,250	2,266,302
Kellogg Co †	41,800	2,197,008
Kimberly-Clark Corp	66,061	4,264,238
Kraft Foods Inc ‘A’	243,959	7,565,169
McCormick & Co Inc	22,900	846,613
Molson Coors Brewing Co ‘B’	20,680	1,087,148
PepsiCo Inc	255,680	18,460,096
Philip Morris International Inc *	336,452	17,017,742
Reynolds American Inc †	25,800	1,522,974
Safeway Inc	68,200	2,001,670
Sara Lee Corp	119,825	1,675,154
SUPERVALU Inc	31,690	950,066
SYSCO Corp	99,600	2,890,392
The Clorox Co	21,300	1,206,432
The Coca-Cola Co	318,900	19,411,443
The Estee Lauder Cos Inc ‘A’ †	20,100	921,585
The Hershey Co †	24,400	919,148
The Kroger Co	108,000	2,743,200
The Pepsi Bottling Group Inc †	24,000	813,840
The Procter & Gamble Co	492,479	34,508,004
Tyson Foods Inc ‘A’	40,100	639,595
UST Inc	24,800	1,352,096
Walgreen Co	156,200	5,949,658
Wal-Mart Stores Inc	377,100	19,865,628
Whole Foods Market Inc †	20,600	679,182
Wm. Wrigley Jr. Co †	36,075	2,266,953

		203,037,712

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Energy - 13.08%

Anadarko Petroleum Corp	73,176	$4,612,283
Apache Corp	52,344	6,324,202
Baker Hughes Inc	49,500	3,390,750
BJ Services Co	43,400	1,237,334
Cameron International Corp *	34,700	1,444,908
Chesapeake Energy Corp †	73,500	3,392,025
Chevron Corp	332,534	28,385,102
ConocoPhillips	250,439	19,085,956
CONSOL Energy Inc	29,600	2,048,024
Devon Energy Corp	69,992	7,302,265
El Paso Corp †	115,925	1,928,992
ENSCO International Inc †	21,600	1,352,592
EOG Resources Inc †	38,700	4,644,000
Exxon Mobil Corp	854,078	72,237,917
Halliburton Co	139,700	5,494,401
Hess Corp	43,700	3,853,466
Marathon Oil Corp	112,018	5,108,021
Murphy Oil Corp †	30,800	2,529,912
Nabors Industries Ltd * (Bermuda)	44,538	1,504,048
National Oilwell Varco Inc *	57,630	3,364,414
Noble Corp (Cayman)	41,300	2,051,371
Noble Energy Inc	28,000	2,038,400
Occidental Petroleum Corp	131,300	9,607,221
Peabody Energy Corp	42,200	2,152,200
Range Resources Corp	24,200	1,535,490
Rowan Cos Inc †	16,000	658,880
Schlumberger Ltd (Netherlands)	191,200	16,634,400
Smith International Inc †	30,800	1,978,284
Spectra Energy Corp	103,136	2,346,344
Sunoco Inc	17,814	934,701
Tesoro Corp	21,700	651,000
The Williams Cos Inc	94,100	3,103,418
Transocean Inc † (Cayman)	50,593	6,840,174
Valero Energy Corp	86,700	4,257,837
Weatherford International Ltd * (Bermuda)	54,200	3,927,874
XTO Energy Inc	79,975	4,947,252

		242,905,458

Financials - 16.60%

ACE Ltd (Cayman)	52,300	2,879,638
Aflac Inc †	77,300	5,020,635
Ambac Financial Group Inc	36,800	211,600
American Capital Strategies Ltd †	29,000	990,640
American Express Co	185,400	8,105,688
American International Group Inc	402,642	17,414,266
Ameriprise Financial Inc	36,740	1,904,969
Aon Corp	48,525	1,950,705
Apartment Investment & Management Co ‘A’ REIT †	13,262	474,912
Assurant Inc	13,800	839,868
AvalonBay Communities Inc REIT	11,500	1,109,980
Bank of America Corp	708,997	26,878,076
BB&T Corp †	87,119	2,793,035
Boston Properties Inc REIT	18,100	1,666,467
Capital One Financial Corp †	60,600	2,982,732
CB Richard Ellis Group Inc ‘A’ * †	30,600	662,184
Cincinnati Financial Corp	28,687	1,091,253
CIT Group Inc †	27,800	329,430
Citigroup Inc	831,019	17,800,427
CME Group Inc	8,613	4,040,358
Comerica Inc	23,950	840,166
Countrywide Financial Corp †	96,698	531,839
Developers Diversified Realty Corp REIT †	17,600	737,088
Discover Financial Services	79,601	1,303,068
E*TRADE FINANCIAL Corp * †	60,500	233,530
Equity Residential REIT	44,800	1,858,752
Fannie Mae	156,000	4,105,920
Federated Investors Inc ‘B’	14,400	563,904
Fifth Third Bancorp †	83,143	1,739,352
First Horizon National Corp †	16,900	236,769
Franklin Resources Inc	25,600	2,482,944
Freddie Mac	105,300	2,666,196
General Growth Properties Inc REIT †	40,300	1,538,251
Genworth Financial Inc ‘A’	72,600	1,643,664
HCP Inc REIT	34,800	1,176,588
Host Hotels & Resorts Inc REIT †	78,400	1,248,128
Hudson City Bancorp Inc †	82,500	1,458,600
Huntington Bancshares Inc	63,723	685,022
IntercontinentalExchange Inc *	11,300	1,474,650
Janus Capital Group Inc †	26,000	605,020
JPMorgan Chase & Co	542,182	23,286,717
KeyCorp	59,500	1,306,025
Kimco Realty Corp REIT †	37,700	1,476,709
Legg Mason Inc	21,300	1,192,374
Lehman Brothers Holdings Inc †	83,601	3,146,733
Leucadia National Corp †	26,800	1,211,896
Lincoln National Corp	41,183	2,141,498
Loews Corp	72,000	2,895,840
M&T Bank Corp †	11,100	893,328
Marsh & McLennan Cos Inc	85,400	2,079,490
Marshall & Ilsley Corp †	38,400	890,880
MBIA Inc †	29,000	354,380
Merrill Lynch & Co Inc	155,131	6,320,037
MetLife Inc	112,500	6,779,250
MGIC Investment Corp †	10,700	112,671
Moody’s Corp †	34,000	1,184,220
Morgan Stanley	174,703	7,983,927
National City Corp †	102,500	1,019,875
Northern Trust Corp	30,400	2,020,688
NYSE Euronext †	42,100	2,597,991
Plum Creek Timber Co Inc REIT †	29,700	1,208,790
Principal Financial Group Inc †	41,500	2,312,380
ProLogis REIT	41,100	2,419,146
Prudential Financial Inc †	71,400	5,587,050
Public Storage REIT †	20,500	1,816,710
Regions Financial Corp	114,879	2,268,860
Safeco Corp	14,640	642,403
Simon Property Group Inc REIT †	35,300	3,279,723
SLM Corp * †	77,800	1,194,230
Sovereign Bancorp Inc †	52,195	486,459
State Street Corp	60,700	4,795,300
SunTrust Banks Inc †	54,400	2,999,616
T. Rowe Price Group Inc †	41,900	2,095,000
The Allstate Corp	87,478	4,204,193
The Bank of New York Mellon Corp	182,089	7,598,574
The Bear Stearns Cos Inc †	18,320	192,177
The Charles Schwab Corp	146,300	2,754,829
The Chubb Corp	59,300	2,934,164
The Goldman Sachs Group Inc	63,070	10,431,147
The Hartford Financial Services Group Inc	48,900	3,705,153
The PNC Financial Services Group Inc	54,500	3,573,565
The Progressive Corp	113,700	1,827,159
The Travelers Cos Inc	101,042	4,834,860
Torchmark Corp	16,100	967,771
U.S. Bancorp	276,099	8,934,564
Unum Group	54,605	1,201,856
Vornado Realty Trust REIT	20,400	1,758,684
Wachovia Corp	316,323	8,540,721
Washington Mutual Inc †	137,818	1,419,525
Wells Fargo & Co †	529,310	15,402,921
XL Capital Ltd ‘A’ (Cayman)	29,900	883,545
Zions Bancorp	17,200	783,460

		308,225,378

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Health Care - 11.58%

Abbott Laboratories	246,700	$13,605,505
Aetna Inc	79,356	3,340,094
Allergan Inc	48,700	2,746,193
AmerisourceBergen Corp	27,700	1,135,146
Amgen Inc *	171,540	7,166,941
Applera Corp-Applied Biosystems Group †	28,800	946,368
Barr Pharmaceuticals Inc *	16,000	772,960
Baxter International Inc	99,800	5,770,436
Becton Dickinson & Co	38,700	3,322,395
Biogen Idec Inc *	46,530	2,870,436
Boston Scientific Corp *	209,889	2,701,271
Bristol-Myers Squibb Co	313,700	6,681,810
C.R. Bard Inc	17,000	1,638,800
Cardinal Health Inc	55,375	2,907,741
Celgene Corp * †	68,500	4,198,365
CIGNA Corp	42,900	1,740,453
Coventry Health Care Inc *	26,100	1,053,135
Covidien Ltd (Bermuda)	78,095	3,455,704
Eli Lilly & Co	157,800	8,140,902
Express Scripts Inc *	39,300	2,527,776
Forest Laboratories Inc *	47,900	1,916,479
Genzyme Corp * †	41,700	3,108,318
Gilead Sciences Inc * †	147,100	7,580,063
Hospira Inc *	26,960	1,153,079
Humana Inc *	26,900	1,206,734
IMS Health Inc	32,390	680,504
Johnson & Johnson	452,122	29,329,154
King Pharmaceuticals Inc * †	40,033	348,287
Laboratory Corp of America Holdings * †	17,200	1,267,296
McKesson Corp	44,839	2,348,218
Medco Health Solutions Inc *	84,771	3,712,110
Medtronic Inc	179,300	8,672,741
Merck & Co Inc	345,600	13,115,520
Millipore Corp * †	8,652	583,231
Mylan Inc †	43,650	506,340
Patterson Cos Inc * †	22,700	824,010
PerkinElmer Inc	18,700	453,475
Pfizer Inc	1,082,797	22,662,941
Quest Diagnostics Inc †	23,200	1,050,264
Schering-Plough Corp	255,900	3,687,519
St. Jude Medical Inc *	53,024	2,290,107
Stryker Corp	39,200	2,549,960
Tenet Healthcare Corp *	86,550	489,873
Thermo Fisher Scientific Inc *	65,700	3,734,388
UnitedHealth Group Inc	202,004	6,940,857
Varian Medical Systems Inc * †	21,200	993,008
Waters Corp *	16,900	941,330
Watson Pharmaceuticals Inc *	18,600	545,352
WellPoint Inc *	85,936	3,792,373
Wyeth	213,600	8,919,936
Zimmer Holdings Inc *	36,430	2,836,440

		214,962,338

Industrials - 12.07%

3M Co	112,900	8,936,035
Allied Waste Industries Inc * †	47,500	513,475
Avery Dennison Corp †	16,500	812,625
Burlington Northern Santa Fe Corp	47,210	4,353,706
C.H. Robinson Worldwide Inc	28,600	1,555,840
Caterpillar Inc †	100,300	7,852,487
Cintas Corp	23,200	662,128
Cooper Industries Ltd ‘A’ (Bermuda)	30,400	1,220,560
CSX Corp	65,500	3,672,585
Cummins Inc	31,500	1,474,830
Danaher Corp †	39,400	2,995,582
Deere & Co	70,300	5,654,932
Dover Corp	32,700	1,366,206
Eaton Corp	23,200	1,848,344
Emerson Electric Co	124,800	6,422,208
Equifax Inc †	23,000	793,040
Expeditors International of Washington Inc	34,800	1,572,264
FedEx Corp	48,288	4,474,849
Fluor Corp	13,700	1,933,892
General Dynamics Corp	64,280	5,359,024
General Electric Co	1,596,400	59,082,764
Goodrich Corp	20,900	1,201,959
Honeywell International Inc	118,475	6,684,360
Illinois Tool Works Inc	64,900	3,130,127
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	44,800	1,997,184
ITT Corp	30,500	1,580,205
Jacobs Engineering Group Inc * †	18,700	1,376,133
L-3 Communications Holdings Inc	20,376	2,227,912
Lockheed Martin Corp	53,942	5,356,441
Masco Corp †	56,100	1,112,463
Monster Worldwide Inc *	18,500	447,885
Norfolk Southern Corp	61,400	3,335,248
Northrop Grumman Corp	52,720	4,102,143
PACCAR Inc †	57,470	2,586,172
Pall Corp	20,066	703,715
Parker-Hannifin Corp	27,662	1,916,147
Pitney Bowes Inc	36,400	1,274,728
Precision Castparts Corp	21,900	2,235,552
Raytheon Co	66,900	4,322,409
Robert Half International Inc	27,100	697,554
Rockwell Automation Inc	23,400	1,343,628
Rockwell Collins Inc	27,500	1,571,625
RR Donnelley & Sons Co	35,400	1,072,974
Ryder System Inc	9,200	560,372
Southwest Airlines Co	122,630	1,520,612
Terex Corp *	16,300	1,018,750
Textron Inc	38,500	2,133,670
The Boeing Co	122,861	9,137,173
The Manitowoc Co Inc	20,500	836,400
Trane Inc	26,200	1,202,580
Tyco International Ltd (Bermuda)	78,095	3,440,085
Union Pacific Corp	41,100	5,153,118
United Parcel Service Inc ‘B’	165,100	12,055,602
United Technologies Corp	156,700	10,784,094
W.W. Grainger Inc	11,400	870,846
Waste Management Inc	79,060	2,653,254

		224,200,496

Information Technology - 15.57%

Adobe Systems Inc *	89,700	3,192,423
Advanced Micro Devices Inc * †	99,000	583,110
Affiliated Computer Services Inc ‘A’ *	16,800	841,848
Agilent Technologies Inc *	60,332	1,799,704
Akamai Technologies Inc * †	27,100	763,136
Altera Corp †	49,500	912,285
Analog Devices Inc	48,100	1,419,912
Apple Inc *	140,400	20,147,400
Applied Materials Inc	218,500	4,262,935
Autodesk Inc *	35,340	1,112,503
Automatic Data Processing Inc	82,100	3,480,219
BMC Software Inc *	32,900	1,069,908
Broadcom Corp ‘A’ *	74,564	1,436,848
CA Inc	65,673	1,477,642
Ciena Corp * †	11,971	369,066
Cisco Systems Inc *	951,416	22,919,611
Citrix Systems Inc *	28,600	838,838
Cognizant Technology Solutions Corp ‘A’ * †	44,500	1,282,935
Computer Sciences Corp *	27,600	1,125,804
Compuware Corp * †	51,400	377,276
Convergys Corp *	24,289	365,792
Corning Inc	248,891	5,983,340
Dell Inc *	355,400	7,079,568
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
eBay Inc *	180,100	$5,374,184
Electronic Arts Inc *	48,900	2,441,088
Electronic Data Systems Corp	77,900	1,297,035
EMC Corp * †	331,950	4,760,163
Fidelity National Information Services Inc	28,200	1,075,548
Fiserv Inc *	25,750	1,238,318
Google Inc ‘A’ *	37,040	16,315,009
Hewlett-Packard Co	395,273	18,048,165
Intel Corp	928,120	19,657,582
International Business Machines Corp	220,881	25,432,238
Intuit Inc * †	50,400	1,361,304
Jabil Circuit Inc	29,800	281,908
JDS Uniphase Corp * †	31,586	422,937
Juniper Networks Inc *	82,700	2,067,500
KLA-Tencor Corp †	28,600	1,061,060
Lexmark International Inc ‘A’ *	13,400	411,648
Linear Technology Corp †	35,600	1,092,564
LSI Corp * †	116,400	576,180
MEMC Electronic Materials Inc * †	35,900	2,545,310
Metavante Technologies Inc * l	1	13
Microchip Technology Inc †	30,000	981,900
Micron Technology Inc * †	120,600	719,982
Microsoft Corp	1,279,172	36,302,901
Molex Inc	26,000	602,160
Motorola Inc	362,302	3,369,409
National Semiconductor Corp	39,200	718,144
NetApp Inc * †	52,609	1,054,810
Novell Inc *	64,500	405,705
Novellus Systems Inc * †	15,700	330,485
NVIDIA Corp * †	90,200	1,785,058
Oracle Corp *	631,236	12,346,976
Paychex Inc	50,800	1,740,408
QLogic Corp *	18,200	279,370
QUALCOMM Inc	259,400	10,635,400
SanDisk Corp * †	36,200	817,034
Seagate Technology LLC — Escrow Shares * ж (Cayman)	47,800	4,780
Sun Microsystems Inc *	130,225	2,022,394
Symantec Corp *	137,335	2,282,508
Tellabs Inc *	60,800	331,360
Teradata Corp *	29,600	652,976
Teradyne Inc *	31,700	393,714
Texas Instruments Inc	212,270	6,000,873
The Western Union Co	121,737	2,589,346
Total System Services Inc †	32,400	766,584
Tyco Electronics Ltd (Bermuda)	78,095	2,680,220
Unisys Corp * †	55,700	246,751
VeriSign Inc * †	35,000	1,163,400
Xerox Corp	151,900	2,273,943
Xilinx Inc †	46,600	1,106,750
Yahoo! Inc *	211,308	6,113,140

		289,020,338

Materials - 3.56%

Air Products & Chemicals Inc	33,300	3,063,600
Alcoa Inc	131,972	4,758,910
Allegheny Technologies Inc	16,602	1,184,719
Ashland Inc	10,600	501,380
Ball Corp	17,600	808,544
Bemis Co Inc	17,900	455,197
E.I. du Pont de Nemours & Co	142,582	6,667,134
Eastman Chemical Co	14,025	875,861
Ecolab Inc	29,780	1,293,345
Freeport-McMoRan Copper & Gold Inc	61,223	5,890,877
Hercules Inc	15,300	279,837
International Flavors & Fragrances Inc	13,700	603,485
International Paper Co	70,827	1,926,494
MeadWestvaco Corp	30,927	841,833
Monsanto Co	87,598	9,767,177
Newmont Mining Corp	71,622	3,244,477
Nucor Corp	44,900	3,041,526
Pactiv Corp *	23,300	610,693
PPG Industries Inc	26,900	1,627,719
Praxair Inc †	50,100	4,219,923
Rohm & Haas Co	21,598	1,168,020
Sealed Air Corp †	28,520	720,130
Sigma-Aldrich Corp	22,300	1,330,195
The Dow Chemical Co	148,285	5,464,302
Titanium Metals Corp †	14,300	215,215
United States Steel Corp	18,760	2,380,081
Vulcan Materials Co †	16,300	1,082,320
Weyerhaeuser Co	32,100	2,087,784

		66,110,778

Telecommunication Services - 3.42%

American Tower Corp ‘A’ *	66,000	2,587,860
AT&T Inc	964,379	36,935,716
CenturyTel Inc	19,550	649,842
Citizens Communications Co †	43,900	460,511
Embarq Corp †	25,791	1,034,219
Qwest Communications International Inc †	241,792	1,095,318
Sprint Nextel Corp	458,527	3,067,546
Verizon Communications Inc	458,254	16,703,358
Windstream Corp	77,586	927,153

		63,461,523

Utilities - 3.55%

Allegheny Energy Inc	27,000	1,363,500
Ameren Corp †	31,200	1,374,048
American Electric Power Co Inc	61,660	2,566,906
CenterPoint Energy Inc †	51,629	736,746
CMS Energy Corp †	41,900	567,326
Consolidated Edison Inc †	41,200	1,635,640
Constellation Energy Group Inc	27,850	2,458,320
Dominion Resources Inc †	94,070	3,841,819
DTE Energy Co	24,900	968,361
Duke Energy Corp	205,472	3,667,675
Dynegy Inc ‘A’ * †	81,100	639,879
Edison International	50,100	2,455,902
Entergy Corp	30,200	3,294,216
Exelon Corp †	105,624	8,584,062
FirstEnergy Corp	48,280	3,312,974
FPL Group Inc	63,500	3,983,990
Integrys Energy Group Inc	12,720	593,261
Nicor Inc	6,000	201,060
NiSource Inc	45,673	787,403
Pepco Holdings Inc	31,500	778,680
PG&E Corp	57,300	2,109,786
Pinnacle West Capital Corp	16,000	561,280
PPL Corp	61,032	2,802,589
Progress Energy Inc †	42,800	1,784,760
Public Service Enterprise Group Inc	79,100	3,179,029
Questar Corp	25,900	1,464,904
Sempra Energy	41,558	2,214,210
Southern Co	119,300	4,248,273
TECO Energy Inc †	32,700	521,565
The AES Corp *	109,382	1,823,398
Xcel Energy Inc	69,079	1,378,126

		65,899,688

Total Common Stocks (Cost $1,729,047,944)		1,836,917,510

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.87%

Repurchase Agreement - 0.87%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $16,102,850; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $16,428,825)	$16,102,000	$16,102,000

Total Short-Term Investment (Cost $16,102,000)		16,102,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.80% (Cost $1,745,149,944)		1,853,019,510

	Shares
SECURITIES LENDING COLLATERAL - 5.58%

The Mellon GSL DBT II Collateral Fund 3.192% Δ (Cost $103,676,484)	103,676,484	103,676,484

TOTAL INVESTMENTS - 105.38% (Cost $1,848,826,428)		1,956,695,994

OTHER ASSETS & LIABILITIES, NET — (5.38%)		(99,906,161)

NET ASSETS - 100.00%		$1,856,789,833

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Less than 0.00% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(c) The amount of $1,480,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P 500 (06/08)	61	$20,553,560	($359,795)

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
RIGHTS - 0.00%

Financials - 0.00%

Ares Capital Corp * Exp. 04/21/08	26,571	$14,880
Centerline Holding Co * Exp. 04/04/08	57,000	—
FX Real Estate and Entertainment Inc * Exp. 04/18/08	4,570	366

		15,246

Total Rights (Cost $0)		15,246

COMMON STOCKS - 93.07%

Consumer Discretionary - 12.60%

1-800-FLOWERS.COM Inc ‘A’ *	32,700	278,277
99 Cents Only Stores *	48,000	474,720
A.C. Moore Arts & Crafts Inc * †	24,100	164,362
Aaron Rents Inc †	49,074	1,057,054
Aeropostale Inc * †	76,150	2,064,426
AFC Enterprises Inc * †	32,800	294,872
Aftermarket Technology Corp *	24,828	482,656
AH Belo Corp ‘A’ *	16,340	186,766
Ambassadors Group Inc †	20,100	379,689
Ambassadors International Inc †	12,400	91,884
American Axle & Manufacturing Holdings Inc †	51,500	1,055,750
American Greetings Corp ‘A’	62,200	1,153,810
American Public Education Inc *	4,500	136,665
Amerigon Inc *	26,200	387,760
Ameristar Casinos Inc	29,900	545,675
Arbitron Inc †	32,300	1,394,068
Arctic Cat Inc †	15,400	112,266
ArvinMeritor Inc †	81,900	1,024,569
Asbury Automotive Group Inc †	30,300	416,928
Audiovox Corp ‘A’ *	16,800	179,424
Avatar Holdings Inc * †	7,700	335,643
Bally Technologies Inc * †	60,400	2,074,136
Beazer Homes USA Inc †	45,400	429,030
bebe Stores Inc †	24,300	261,225
Belo Corp ‘A’ †	89,400	944,958
Benihana Inc ‘A’ *	9,200	103,684
Big 5 Sporting Goods Corp †	29,100	255,207
BJ’s Restaurants Inc *	20,800	299,728
Blockbuster Inc ‘A’ * †	220,200	717,852
Blue Nile Inc * †	15,400	833,910
Bluegreen Corp * †	18,200	121,940
Blyth Inc †	28,700	565,964
Bob Evans Farms Inc †	37,500	1,034,625
Books-A-Million Inc †	20,700	180,918
Borders Group Inc †	64,600	379,202
Bright Horizons Family Solutions Inc *	30,600	1,317,024
Brookfield Homes Corp †	11,205	188,244
Brown Shoe Co Inc †	46,500	700,755
Buffalo Wild Wings Inc * †	17,800	436,100
Build-A-Bear Workshop Inc *	20,300	184,527
Building Materials Holding Corp †	34,300	150,234
Cabela’s Inc * †	43,400	614,544
Cache Inc * †	15,350	173,302
California Pizza Kitchen Inc * †	33,749	442,449
Callaway Golf Co †	76,000	1,115,680
Capella Education Co *	12,400	677,040
Carmike Cinemas Inc	18,800	193,264
Carrols Restaurant Group Inc *	4,600	41,078
Carter’s Inc * †	62,700	1,012,605
Casual Male Retail Group Inc * †	46,700	196,140
CBRL Group Inc	26,900	962,213
CEC Entertainment Inc *	24,200	698,896
Champion Enterprises Inc *	87,300	875,619
Charlotte Russe Holding Inc *	30,600	530,604
Charming Shoppes Inc * †	136,100	657,363
Charter Communications Inc ‘A’ * †	472,000	402,144
Cherokee Inc †	10,100	340,067
Chipotle Mexican Grill Inc ‘B’ *	36,400	3,534,076
Christopher & Banks Corp †	37,300	372,627
Churchill Downs Inc	9,300	439,332
Cinemark Holdings Inc	27,200	347,888
Citadel Broadcasting Corp †	220,240	365,598
Citi Trends Inc *	13,200	243,540
CKE Restaurants Inc †	60,000	673,200
CKX Inc *	45,700	435,064
Coinstar Inc * †	32,000	900,480
Collective Brands Inc * †	70,700	856,884
Columbia Sportswear Co †	14,700	647,241
Conn’s Inc * †	14,500	236,495
Cooper Tire & Rubber Co †	68,500	1,025,445
Core-Mark Holding Co Inc *	11,000	316,140
Corinthian Colleges Inc * †	91,600	662,268
Cox Radio Inc ‘A’ *	34,500	409,860
CPI Corp †	7,700	132,979
Crown Media Holdings Inc ‘A’ * †	16,000	82,720
CSK Auto Corp * †	52,100	485,051
CSS Industries Inc	10,427	364,528
Cumulus Media Inc ‘A’ *	39,400	251,372
Deckers Outdoor Corp * †	14,500	1,563,390
Denny’s Corp * †	113,400	337,932
DeVry Inc †	68,000	2,845,120
DG FastChannel Inc *	18,000	345,240
Dolan Media Co *	10,600	213,166
Domino’s Pizza Inc	50,950	687,316
Dover Downs Gaming & Entertainment Inc	18,460	157,095
Drew Industries Inc * †	21,000	513,660
DSW Inc ‘A’ *	19,800	256,410
Eddie Bauer Holdings Inc *	27,300	106,197
Emmis Communications Corp ‘A’ * †	45,400	157,992
Entercom Communications Corp ‘A’ †	38,500	382,305
Entravision Communications Corp ‘A’ * †	78,100	520,146
Ethan Allen Interiors Inc †	26,500	753,395
Exide Technologies *	80,200	1,050,620
FGX International Holdings Ltd * (United Kingdom)	10,100	120,796
Fisher Communications Inc * †	8,800	274,208
Fleetwood Enterprises Inc * †	63,600	292,560
Fossil Inc * †	49,700	1,517,838
Fred’s Inc ‘A’ †	49,867	511,137
FTD Group Inc †	17,200	230,824
Furniture Brands International Inc †	56,800	664,560
Gaiam Inc ‘A’ *	18,800	325,616
Gander Mountain Co * †	12,800	77,824
GateHouse Media Inc †	26,839	156,740
Gaylord Entertainment Co *	46,800	1,417,572
Gemstar-TV Guide International Inc *	277,300	1,303,310
Genesco Inc *	24,200	559,262
G-III Apparel Group Ltd *	17,400	233,508
Global Sources Ltd * † (Bermuda)	22,380	332,343
Gray Television Inc †	41,600	236,704
Great Wolf Resorts Inc *	36,800	234,784
Group 1 Automotive Inc	27,200	638,656
GSI Commerce Inc *	24,300	319,545
Harris Interactive Inc *	54,000	147,420
Haverty Furniture Cos Inc †	20,500	218,120
Hayes Lemmerz International Inc *	114,100	318,339
Heelys Inc * †	9,000	38,610
Helen of Troy Ltd * (Bermuda)	35,200	590,304
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
hhgregg Inc *	6,600	$74,250
Hibbett Sports Inc * †	37,612	580,729
Hooker Furniture Corp †	13,200	294,888
Hot Topic Inc * †	53,050	228,646
Hovnanian Enterprises Inc ‘A’ * †	40,200	426,120
Iconix Brand Group Inc * †	56,100	973,335
IHOP Corp †	19,300	924,470
Interactive Data Corp	41,500	1,181,505
INVESTools Inc * †	59,850	657,752
iRobot Corp * †	14,900	254,939
Isle of Capri Casinos Inc * †	22,100	158,015
J.Crew Group Inc * †	44,360	1,959,381
Jack in the Box Inc *	69,060	1,855,642
Jackson Hewitt Tax Service Inc †	34,600	396,862
Jakks Pacific Inc * †	31,200	860,184
Jamba Inc * †	64,700	171,455
Jo-Ann Stores Inc * †	27,984	412,204
Jos. A. Bank Clothiers Inc * †	21,627	443,354
Journal Communications Inc ‘A’ †	53,600	395,568
Kenneth Cole Productions Inc ‘A’	12,350	209,209
Knology Inc *	25,700	332,815
Krispy Kreme Doughnuts Inc *	85,100	259,555
K-Swiss Inc ‘A’ †	30,000	474,600
Lakes Entertainment Inc *	26,500	117,130
Landry’s Restaurants Inc	16,900	275,132
La-Z-Boy Inc †	52,900	441,186
LeapFrog Enterprises Inc * †	32,700	230,535
Lear Corp * †	87,270	2,261,166
Lee Enterprises Inc †	46,200	462,462
Libbey Inc	17,100	287,964
Life Time Fitness Inc * †	37,150	1,159,452
Lifetime Brands Inc	15,600	139,464
LIN TV Corp ‘A’ *	30,300	291,183
Lincoln Educational Services Corp *	800	9,600
Lithia Motors Inc ‘A’ †	15,800	160,528
Live Nation Inc * †	83,900	1,017,707
LKQ Corp * †	125,200	2,813,244
LodgeNet Entertainment Corp * †	28,132	171,324
Lodgian Inc * †	15,800	176,170
Lululemon Athletica Inc * †	14,700	417,921
M/I Homes Inc †	16,200	275,076
Magna Entertainment Corp ‘A’ *	46,200	15,708
Maidenform Brands Inc * †	27,200	442,544
Marcus Corp	20,400	391,680
Marine Products Corp †	7,350	59,388
MarineMax Inc * †	19,400	241,724
Martha Stewart Living Omnimedia Inc ‘A’ * †	33,900	251,877
Marvel Entertainment Inc * †	56,400	1,510,956
Matthews International Corp ‘A’ †	36,000	1,737,000
McCormick & Schmick’s Seafood Restaurants Inc *	20,200	235,330
Media General Inc ‘A’	21,000	294,420
Mediacom Communications Corp ‘A’ * †	64,700	280,151
Meritage Homes Corp * †	29,600	571,872
Midas Inc * †	17,300	297,387
Modine Manufacturing Co	33,200	481,068
Monaco Coach Corp	29,725	281,793
Monarch Casino & Resort Inc *	10,600	187,726
Monro Muffler Brake Inc	21,475	362,928
Morgans Hotel Group Co * †	24,800	367,536
Morningstar Inc * †	14,300	877,305
Morton’s Restaurant Group Inc * †	12,800	101,504
Movado Group Inc	17,100	333,279
MTR Gaming Group Inc * †	28,100	196,700
Multimedia Games Inc * †	31,200	166,608
National CineMedia Inc	48,220	1,083,986
National Presto Industries Inc	4,400	230,560
Nautilus Inc †	40,125	132,011
Netflix Inc * †	48,700	1,687,455
New York & Co Inc *	25,600	146,944
NexCen Brands Inc *	41,100	140,973
Nexstar Broadcasting Group Inc ‘A’ *	13,700	80,830
Noble International Ltd †	16,950	105,938
O’Charley’s Inc	29,000	334,080
Orbitz Worldwide Inc *	32,200	221,858
Overstock.com Inc * †	20,100	239,391
Oxford Industries Inc †	17,300	389,769
P.F. Chang’s China Bistro Inc * †	26,700	759,348
Pacific Sunwear of California Inc *	75,200	948,272
Palm Harbor Homes Inc * †	9,700	51,022
Papa John’s International Inc *	26,700	646,407
Peet’s Coffee & Tea Inc * †	17,420	409,544
Perry Ellis International Inc * †	13,450	293,614
PetMed Express Inc *	27,600	306,084
Pier 1 Imports Inc * †	105,400	661,912
Pinnacle Entertainment Inc * †	64,300	823,040
Playboy Enterprises Inc ‘B’ *	27,000	224,910
Polaris Industries Inc †	39,400	1,615,794
Premier Exhibitions Inc *	38,400	231,936
Pre-Paid Legal Services Inc *	10,800	458,028
priceline.com Inc * †	42,949	5,190,816
Primedia Inc †	49,649	364,920
Quiksilver Inc * †	142,100	1,394,001
Radio One Inc ‘D’ * †	76,000	115,520
Raser Technologies Inc *	32,200	276,598
RC2 Corp * †	22,700	476,019
RCN Corp *	35,600	398,008
Red Robin Gourmet Burgers Inc *	18,900	710,073
Regis Corp	50,700	1,393,743
Rent-A-Center Inc * †	71,700	1,315,695
Retail Ventures Inc *	33,200	161,020
Riviera Holdings Corp *	9,500	195,795
Ruby Tuesday Inc	63,600	477,000
Russ Berrie & Co Inc * †	15,100	212,306
Ruth’s Chris Steak House Inc * †	14,600	100,886
Salem Communications Corp ‘A’	7,600	30,476
Sally Beauty Holdings Inc *	100,500	693,450
Sauer-Danfoss Inc †	9,400	208,116
Scholastic Corp * †	34,700	1,050,369
Sealy Corp †	44,000	334,400
Select Comfort Corp * †	57,950	208,620
Shoe Carnival Inc *	12,000	162,360
Shuffle Master Inc * †	41,175	220,286
Shutterfly Inc * †	17,100	254,277
Sinclair Broadcast Group Inc ‘A’ †	57,400	511,434
Six Flags Inc * †	91,400	149,896
Skechers U.S.A. Inc ‘A’ *	20,500	414,305
Skyline Corp	9,100	253,162
Smith & Wesson Holding Corp * †	36,600	183,732
Sonic Automotive Inc ‘A’ †	29,900	614,445
Sonic Corp * †	69,460	1,530,898
Sotheby’s †	75,100	2,171,141
Source Interlink Cos Inc * †	54,600	103,740
Spanish Broadcasting System Inc ‘A’ * †	41,150	72,836
Spartan Motors Inc †	38,650	326,979
Speedway Motorsports Inc †	17,500	438,725
Stage Stores Inc †	49,098	795,388
Stamps.com Inc *	22,549	231,353
Standard Motor Products Inc †	12,500	76,500
Standard Pacific Corp †	63,700	309,582
Stein Mart Inc †	23,600	132,632
Steiner Leisure Ltd * (Bahamas)	19,100	630,300
Steinway Musical Instruments Inc *	9,700	276,644
Steven Madden Ltd *	24,900	426,537
Stewart Enterprises Inc ‘A’	110,900	711,978
Stoneridge Inc *	12,200	164,090
Strayer Education Inc †	16,500	2,516,250
Sturm, Ruger & Co Inc *	27,100	223,304
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Sun-Times Media Group Inc ‘A’ *	67,500	$48,600
Superior Industries International Inc †	28,900	599,675
Syntax-Brillian Corp * †	78,200	76,636
Systemax Inc	8,900	107,334
Tarragon Corp * †	12,050	25,908
Tempur-Pedic International Inc †	85,400	939,400
Tenneco Inc * †	50,200	1,402,588
Texas Roadhouse Inc ‘A’ * †	59,500	583,100
The Bon-Ton Stores Inc †	12,100	66,187
The Buckle Inc	16,349	731,291
The Cato Corp ‘A’	34,800	519,912
The Children’s Place Retail Stores Inc * †	25,000	614,000
The Dress Barn Inc * †	54,840	709,630
The Finish Line Inc ‘A’	56,800	270,368
The Gymboree Corp *	30,900	1,232,292
The Men’s Wearhouse Inc †	60,000	1,396,200
The Pep Boys-Manny, Moe & Jack †	47,600	474,096
The Steak n Shake Co * †	26,160	205,879
The Talbots Inc †	21,900	236,082
The Timberland Co ‘A’ * †	49,900	685,127
The Warnaco Group Inc * †	52,800	2,082,432
The Wet Seal Inc ‘A’ * †	100,300	340,017
TiVo Inc * †	111,800	979,368
Town Sports International Holdings Inc * †	19,500	124,995
Triarc Cos Inc ‘B’ †	66,000	456,060
True Religion Apparel Inc * †	16,400	304,220
Trump Entertainment Resorts Inc * †	44,600	160,560
Tuesday Morning Corp * †	41,700	216,006
Tupperware Brands Corp †	69,800	2,699,864
Tween Brands Inc * †	26,300	650,662
Ulta Salon Cosmetics & Fragrance Inc * †	11,100	155,844
Under Armour Inc ‘A’ * †	28,300	1,035,780
UniFirst Corp	16,600	615,694
Universal Electronics Inc *	16,200	392,202
Universal Technical Institute Inc * †	27,500	322,575
Vail Resorts Inc * †	35,800	1,728,782
Valassis Communications Inc * †	55,300	600,005
Value Line Inc †	300	13,770
ValueVision Media Inc ‘A’ * †	37,000	204,980
Visteon Corp * †	149,900	563,624
Volcom Inc * †	16,500	333,465
WCI Communities Inc * †	39,200	131,320
West Marine Inc *	21,600	150,552
Westwood One Inc * †	82,400	173,040
Weyco Group Inc †	6,400	189,888
Winnebago Industries Inc †	34,200	577,980
WMS Industries Inc * †	44,999	1,618,614
Wolverine World Wide Inc †	58,400	1,694,184
World Wrestling Entertainment Inc ‘A’ †	25,900	481,999
Zale Corp * †	47,500	938,600
Zumiez Inc * †	20,200	316,938

		172,294,729

Consumer Staples - 3.08%

Alico Inc †	4,400	194,260
Alliance One International Inc * †	111,100	671,044
American Dairy Inc * †	8,200	75,440
American Oriental Bioengineering Inc * †	58,200	471,420
Arden Group Inc ‘A’ †	800	114,400
Aurora Foods Inc * ж	400	—
Cal-Maine Foods Inc †	15,400	514,052
Casey’s General Stores Inc	57,700	1,304,020
Central European Distribution Corp * †	40,173	2,337,667
Central Garden & Pet Co ‘A’ *	81,348	361,185
Chattem Inc * †	19,400	1,286,996
Chiquita Brands International Inc * †	48,800	1,127,768
Coca-Cola Bottling Co Consolidated	7,000	431,340
Darling International Inc *	92,700	1,200,465
Elizabeth Arden Inc *	28,400	566,580
Farmer Bros. Co	4,900	113,386
Flowers Foods Inc †	87,462	2,164,684
Fresh Del Monte Produce Inc * (Cayman)	35,100	1,277,640
Green Mountain Coffee Roasters Inc *	20,200	639,330
Imperial Sugar Co †	11,700	220,194
Ingles Markets Inc ‘A’	14,700	361,473
Inter Parfums Inc †	8,700	192,096
J&J Snack Foods Corp	14,400	395,568
Jones Soda Co * †	34,600	120,754
Lancaster Colony Corp †	25,300	1,010,988
Lance Inc †	35,900	703,640
Longs Drug Stores Corp	37,600	1,596,496
Mannatech Inc †	23,000	163,990
Maui Land & Pineapple Co Inc * †	5,600	178,584
MGP Ingredients Inc †	16,100	112,539
Nash Finch Co †	16,100	547,078
National Beverage Corp †	6,720	51,542
Nu Skin Enterprises Inc ‘A’	57,900	1,043,358
Performance Food Group Co *	40,600	1,326,808
Pilgrim’s Pride Corp †	46,200	934,626
Prestige Brands Holdings Inc *	40,000	327,200
PriceSmart Inc †	13,100	363,001
Ralcorp Holdings Inc * †	29,324	1,705,191
Reddy Ice Holdings Inc †	21,800	284,054
Revlon Inc ‘A’ *	195,297	191,391
Ruddick Corp †	45,500	1,677,130
Sanderson Farms Inc †	19,450	739,294
Seaboard Corp	360	563,400
Spartan Stores Inc	26,100	544,185
Spectrum Brands Inc * †	46,800	213,876
Synutra International Inc * †	3,500	109,375
The Andersons Inc †	17,900	798,519
The Boston Beer Co Inc ‘A’ *	11,300	537,202
The Great Atlantic & Pacific Tea Co Inc *	32,012	839,355
The Hain Celestial Group Inc * †	45,400	1,339,300
The Pantry Inc * †	26,800	564,944
Tootsie Roll Industries Inc †	38,899	980,254
TreeHouse Foods Inc * †	36,000	822,960
United Natural Foods Inc * †	46,100	862,531
Universal Corp †	30,900	2,024,877
USANA Health Sciences Inc * †	10,600	233,518
Vector Group Ltd †	37,204	654,418
Village Super Market ‘A’ †	3,000	154,500
WD-40 Co †	21,000	698,250
Weis Markets Inc	12,300	423,981
Winn-Dixie Stores Inc * †	38,300	687,868

		42,151,985

Energy - 7.23%

Allis-Chalmers Energy Inc * †	25,200	347,508
Alon USA Energy Inc	14,300	217,503
Alpha Natural Resources Inc * †	74,400	3,231,936
Apco Argentina Inc † (Cayman)	7,900	205,163
Approach Resources Inc *	6,800	106,624
Arena Resources Inc * †	34,000	1,316,140
Arlington Tankers Ltd † (Bermuda)	11,900	249,900
Atlas America Inc	24,773	1,497,280
ATP Oil & Gas Corp * †	29,100	952,152
Atwood Oceanics Inc * †	31,100	2,852,492
Aventine Renewable Energy Holdings Inc *	35,130	182,676
Basic Energy Services Inc * †	43,200	953,856
Berry Petroleum Co ‘A’	45,000	2,092,050
Bill Barrett Corp * †	35,300	1,667,925
Bois d’Arc Energy Inc *	17,600	378,224
BPZ Resources Inc *	69,000	1,499,370
Brigham Exploration Co *	58,700	356,309
Bristow Group Inc *	23,200	1,245,144
Bronco Drilling Co Inc * †	29,400	473,634
Cal Dive International Inc *	44,725	464,246
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Callon Petroleum Co *	22,500	$407,025
CARBO Ceramics Inc †	23,400	938,340
Carrizo Oil & Gas Inc *	29,000	1,718,830
Clayton Williams Energy Inc * †	7,400	388,426
Clean Energy Fuels Corp * †	14,400	192,384
Complete Production Services Inc * †	49,300	1,130,942
Comstock Resources Inc * †	50,600	2,039,180
Concho Resources Inc *	23,500	602,540
Contango Oil & Gas Co *	15,600	1,007,916
Crosstex Energy Inc †	39,700	1,347,815
CVR Energy Inc *	23,300	536,599
Dawson Geophysical Co * †	9,200	621,000
Delek US Holdings Inc †	9,900	125,433
Delta Petroleum Corp * †	74,800	1,685,992
Double Hull Tankers Inc	25,600	271,616
Dril-Quip Inc * †	30,400	1,412,688
Edge Petroleum Corp * †	39,000	157,170
Encore Acquisition Co *	60,550	2,438,954
Energy Partners Ltd * †	35,101	332,406
ENGlobal Corp *	22,300	190,665
Evergreen Energy Inc * †	75,600	116,424
EXCO Resources Inc *	70,200	1,298,700
Exterran Holdings Inc * †	68,367	4,412,406
FX Energy Inc *	46,100	196,386
General Maritime Corp †	31,400	741,354
GeoGlobal Resources Inc * †	46,200	128,898
Geokinetics Inc *	10,100	183,012
GeoMet Inc *	10,700	71,262
GMX Resources Inc *	13,600	475,048
Golar LNG Ltd † (Bermuda)	40,500	739,935
Goodrich Petroleum Corp * †	22,400	673,792
Grey Wolf Inc * †	211,900	1,436,682
Gulf Island Fabrication Inc †	14,000	402,080
GulfMark Offshore Inc * †	26,194	1,433,336
Gulfport Energy Corp *	26,700	283,020
Harvest Natural Resources Inc * †	43,200	520,992
Hercules Offshore Inc * †	93,640	2,352,237
Hornbeck Offshore Services Inc * †	26,350	1,203,404
International Coal Group Inc * †	135,600	861,060
ION Geophysical Corp * †	89,300	1,232,340
Knightsbridge Tankers Ltd (Bermuda)	21,400	570,952
Lufkin Industries Inc	17,700	1,129,614
Mariner Energy Inc * †	99,100	2,676,691
Matrix Service Co * †	31,100	534,298
McMoRan Exploration Co * †	50,100	866,229
Meridian Resource Corp * †	88,700	131,276
NATCO Group Inc ‘A’ * †	21,100	986,425
Newpark Resources Inc * †	101,200	516,120
Nordic American Tanker Shipping Ltd † (Bermuda)	33,800	946,400
Nova Biosource Fuels Inc * †	23,100	34,881
Oil States International Inc * †	54,100	2,424,221
Oilsands Quest Inc *	147,500	581,150
OYO Geospace Corp *	5,200	236,184
Pacific Ethanol Inc * †	34,200	150,480
Parallel Petroleum Corp * †	47,600	931,532
Parker Drilling Co * †	128,300	828,818
Penn Virginia Corp	46,600	2,054,594
Petrohawk Energy Corp * †	213,962	4,315,614
Petroleum Development Corp * †	17,300	1,198,371
PetroQuest Energy Inc * †	49,500	858,330
PHI Inc * †	17,100	539,334
Pioneer Drilling Co * †	57,400	914,382
Rentech Inc *	202,900	180,581
Rex Energy Corp *	7,700	128,128
Rosetta Resources Inc *	54,200	1,066,114
RPC Inc †	31,962	485,503
Ship Finance International Ltd (Bermuda)	33,100	869,868
Stone Energy Corp *	32,051	1,676,588
Sulphco Inc * †	44,100	183,897
Superior Offshore International Inc * †	14,300	47,333
Superior Well Services Inc * †	15,600	341,172
Swift Energy Co * †	34,200	1,538,658
T-3 Energy Services Inc *	7,900	336,224
Teekay Tankers Ltd ‘A’	12,300	210,576
Toreador Resources Corp * †	21,700	168,826
Trico Marine Services Inc * †	14,900	580,653
TXCO Resources Inc * †	41,000	507,580
Union Drilling Inc * †	12,500	218,625
Uranium Resources Inc * †	60,600	362,994
US BioEnergy Corp *	19,000	112,100
USEC Inc * †	122,800	454,360
Vaalco Energy Inc * †	75,100	373,247
Venoco Inc *	12,200	141,764
VeraSun Energy Corp * †	46,090	338,762
Verenium Corp * †	35,100	123,552
Warren Resources Inc * †	65,000	771,550
W-H Energy Services Inc *	34,700	2,389,095
Whiting Petroleum Corp *	47,750	3,087,038
Willbros Group Inc * (Panama)	42,200	1,291,320
World Fuel Services Corp †	30,300	850,521

		98,860,946

Financials - 18.56%

1st Source Corp	12,473	262,557
Abington Bancorp Inc	13,600	140,352
Acadia Realty Trust REIT †	36,000	869,400
Advance America Cash Advance Centers Inc †	69,900	527,745
Advanta Corp ‘B’	36,100	253,783
Agree Realty Corp REIT	9,100	249,795
Alesco Financial Inc REIT †	56,100	161,568
Alexander’s Inc REIT * †	2,400	850,800
Alexandria Real Estate Equities Inc REIT † ‡	35,880	3,326,794
Alfa Corp	34,000	747,320
Alternative Asset Management Acquisition Corp *	53,000	501,910
AMCORE Financial Inc	26,900	547,415
American Campus Communities Inc REIT †	31,200	853,632
American Equity Investment Life Holding Co †	66,500	617,120
American Financial Realty Trust REIT	151,100	1,199,734
American Physicians Capital Inc †	10,800	500,688
AmericanWest Bancorp †	20,660	180,155
Ameris Bancorp †	16,540	265,632
Amerisafe Inc *	24,900	314,736
Ampal American Israel Corp ‘A’ * †	15,300	97,920
AmTrust Financial Services Inc †	31,700	513,857
Anchor BanCorp Wisconsin Inc †	24,400	462,868
Anthracite Capital Inc REIT †	72,500	478,500
Anworth Mortgage Asset Corp REIT †	76,500	468,945
Apollo Investment Corp †	135,771	2,149,256
Arbor Realty Trust Inc REIT †	17,300	260,884
Ares Capital Corp * †	79,714	1,002,005
Argo Group International Holdings Ltd * (Bermuda)	33,575	1,192,584
Ashford Hospitality Trust Inc REIT †	118,530	673,250
Aspen Insurance Holdings Ltd (Bermuda)	100,100	2,640,638
Asset Acceptance Capital Corp †	19,905	191,685
Associated Estates Realty Corp REIT	22,300	255,112
Assured Guaranty Ltd (Bermuda)	87,700	2,081,998
Asta Funding Inc †	13,900	193,627
Baldwin & Lyons Inc ‘B’	8,600	220,848
BancFirst Corp †	7,600	347,928
Banco Latinoamericano de Exportaciones SA ‘E’ (Panama)	26,400	406,560
Bank Mutual Corp †	62,147	667,459
Bank of the Ozarks Inc †	14,600	348,940
BankAtlantic Bancorp Inc ‘A’ †	52,400	204,884
BankFinancial Corp	29,300	466,163
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
BankUnited Financial Corp ‘A’ †	40,200	$201,402
Banner Corp †	18,200	419,328
Beneficial Mutual Bancorp Inc *	34,300	339,227
Berkshire Hills Bancorp Inc †	12,800	322,432
BioMed Realty Trust Inc REIT †	76,210	1,820,657
BlackRock Kelso Capital Corp	7,300	87,162
Boston Private Financial Holdings Inc †	42,570	450,816
Brookline Bancorp Inc †	71,542	821,302
BRT Realty Trust REIT	5,700	79,857
Calamos Asset Management Inc ‘A’	25,100	408,628
Capital City Bank Group Inc †	11,956	346,724
Capital Corp of the West	11,640	93,353
Capital Southwest Corp †	2,900	358,788
Capital Trust Inc ‘A’ REIT †	16,000	431,200
Capitol Bancorp Ltd †	14,100	298,074
CapLease Inc REIT †	43,200	335,664
Cardtronics Inc *	6,900	48,093
Cascade Bancorp †	29,225	279,391
Cash America International Inc †	31,800	1,157,520
CastlePoint Holdings Ltd (Bermuda)	3,800	36,974
Cathay General Bancorp †	58,548	1,213,700
CBRE Realty Finance Inc REIT †	29,100	117,273
Cedar Shopping Centers Inc REIT †	51,700	603,856
Centennial Bank Holdings Inc *	54,800	344,144
Center Financial Corp †	12,700	115,062
Centerline Holding Co †	57,000	231,420
Central Pacific Financial Corp †	35,798	674,792
Chemical Financial Corp †	28,840	687,546
Chimera Investment Corp REIT †	38,400	472,320
Citizens Inc * †	45,400	303,726
Citizens Republic Bancorp Inc	87,362	1,085,910
City Bank †	12,700	282,829
City Holding Co †	19,906	794,249
Clayton Holdings Inc * †	22,900	106,256
Clifton Savings Bancorp Inc	6,800	68,544
CNA Surety Corp *	15,000	230,700
CoBiz Financial Inc	21,325	277,652
Cohen & Steers Inc †	17,600	466,224
Columbia Banking System Inc	21,175	473,896
Community Bancorp * †	12,800	173,568
Community Bank System Inc †	34,900	857,144
Community Trust Bancorp Inc	17,885	524,030
Compass Diversified Holdings	26,300	345,845
CompuCredit Corp * †	23,300	206,671
Consolidated-Tomoka Land Co †	5,700	319,485
Corporate Office Properties Trust REIT †	44,700	1,502,367
Corus Bankshares Inc †	47,800	465,094
Cousins Properties Inc REIT †	46,600	1,151,486
Cowen Group Inc *	19,100	135,419
Crawford & Co ‘B’ * †	25,200	132,300
Credit Acceptance Corp * †	5,130	79,669
Crystal River Capital Inc REIT †	24,600	219,678
CVB Financial Corp †	76,785	799,332
Darwin Professional Underwriters Inc *	7,600	169,404
DCT Industrial Trust Inc REIT	192,080	1,913,117
Deerfield Capital Corp REIT †	59,598	82,245
Delphi Financial Group Inc ‘A’ †	49,540	1,448,054
DiamondRock Hospitality Co REIT †	104,570	1,324,902
Digital Realty Trust Inc REIT †	65,510	2,325,605
Dime Community Bancshares Inc	31,675	553,679
Dollar Financial Corp * †	18,000	414,000
Donegal Group Inc ‘A’	11,277	196,220
Downey Financial Corp †	25,700	472,366
DuPont Fabros Technology Inc REIT	40,400	666,196
EastGroup Properties Inc REIT †	27,200	1,263,712
Education Realty Trust Inc REIT †	36,700	461,319
eHealth Inc *	17,000	375,190
EMC Insurance Group Inc	5,000	134,450
Employers Holdings Inc	52,350	970,569
Encore Capital Group Inc *	23,000	156,400
Enstar Group Ltd * † (Bermuda)	7,300	812,271
Enterprise Financial Services Corp	9,000	225,000
Entertainment Properties Trust REIT †	32,100	1,583,493
Epoch Holding Corp	13,200	158,136
Equity Lifestyle Properties Inc REIT	23,100	1,140,447
Equity One Inc REIT †	41,100	985,167
Evercore Partners Inc ‘A’	11,100	197,025
Extra Space Storage Inc REIT †	68,650	1,111,444
Ezcorp Inc ‘A’ *	42,300	520,713
F.N.B. Corp †	70,640	1,102,690
FBL Financial Group Inc ‘A’	14,228	405,356
FBR Capital Markets Corp * †	28,300	191,025
FCStone Group Inc *	10,700	296,390
Federal Agricultural Mortgage Corp ‘C’ †	12,100	315,810
FelCor Lodging Trust Inc REIT	71,700	862,551
Financial Federal Corp †	31,749	692,446
First Acceptance Corp * †	12,400	35,340
First BanCorp — Puerto Rico †	106,130	1,078,281
First BanCorp — Troy, NC †	10,300	205,279
First Busey Corp †	30,300	639,936
First Cash Financial Services Inc *	31,300	323,329
First Charter Corp †	37,300	996,283
First Commonwealth Financial Corp †	85,414	989,948
First Community Bancorp Inc †	29,662	796,425
First Community Bancshares Inc †	9,548	347,738
First Financial Bancorp	32,542	437,690
First Financial Bankshares Inc †	23,916	980,078
First Financial Corp	13,100	403,218
First Financial Holdings Inc	14,200	333,132
First Industrial Realty Trust Inc REIT †	51,800	1,600,102
First Merchants Corp	18,406	525,307
First Mercury Financial Corp *	16,500	287,265
First Midwest Bancorp Inc †	53,758	1,492,860
First Niagara Financial Group Inc †	115,983	1,576,209
First Place Financial Corp †	21,000	273,000
First Potomac Realty Trust REIT †	30,200	464,174
First Regional Bancorp *	10,300	168,920
First South Bancorp Inc †	6,750	151,875
First State Bancorp †	26,400	353,496
FirstFed Financial Corp * †	15,500	420,825
FirstMerit Corp †	87,500	1,807,750
Flagstar Bancorp Inc †	50,900	367,498
Flagstone Reinsurance Holdings Ltd (Bermuda)	10,600	128,260
Flushing Financial Corp	25,025	439,940
FPIC Insurance Group Inc *	11,500	542,110
Franklin Bank Corp * †	37,800	114,534
Franklin Street Properties Corp REIT †	62,700	897,864
Fremont General Corp * †	86,500	43,250
Friedman Billings Ramsey Group Inc ‘A’ REIT	145,200	246,840
Frontier Financial Corp †	45,398	802,637
FX Real Estate and Entertainment Inc *	9,140	53,743
GAMCO Investors Inc ‘A’	6,500	327,340
Getty Realty Corp REIT	17,100	272,403
GFI Group Inc	18,300	1,048,590
Glacier Bancorp Inc †	60,558	1,160,897
Gladstone Capital Corp	20,900	391,039
Glimcher Realty Trust REIT †	45,500	544,180
GMH Communities Trust REIT	40,860	354,665
Gramercy Capital Corp REIT †	28,850	603,830
Great Southern Bancorp Inc †	9,000	140,490
Green Bankshares Inc	13,700	242,353
Greenhill & Co Inc †	20,500	1,425,980
Greenlight Capital Re Ltd ‘A’ * (Cayman)	15,200	282,720
Grubb & Ellis Co	37,700	258,999
Hallmark Financial Services Inc *	8,600	95,976
Hancock Holding Co †	31,000	1,302,620
Hanmi Financial Corp †	47,838	353,523
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Harleysville Group Inc	14,900	$537,741
Harleysville National Corp †	30,213	435,671
Healthcare Realty Trust Inc REIT	56,300	1,472,245
Heartland Financial USA Inc †	11,250	238,050
Hercules Technology Growth Capital Inc	37,000	401,820
Heritage Commerce Corp	16,110	295,296
Hersha Hospitality Trust REIT	38,800	350,364
HFF Inc ‘A’ *	16,300	81,663
Highwoods Properties Inc REIT †	64,840	2,014,579
Hilb Rogal & Hobbs Co †	40,700	1,280,829
Hilltop Holdings Inc REIT *	55,223	574,315
Home BancShares Inc †	10,700	223,309
Home Properties Inc REIT †	37,900	1,818,821
Horace Mann Educators Corp	49,600	867,008
Horizon Financial Corp †	15,024	207,481
IBERIABANK Corp	14,225	629,456
Impac Mortgage Holdings Inc REIT †	92,400	115,500
Imperial Capital Bancorp Inc	8,200	177,284
Independence Holding Co †	3,700	44,104
Independent Bank Corp MA †	18,100	534,855
Independent Bank Corp MI †	30,606	317,690
Infinity Property & Casualty Corp	18,900	786,240
Inland Real Estate Corp REIT †	64,800	985,608
Integra Bank Corp †	24,800	401,760
Interactive Brokers Group Inc ‘A’ *	42,700	1,096,109
International Bancshares Corp	54,938	1,240,500
Investors Bancorp Inc * †	53,300	818,155
Investors Real Estate Trust REIT †	65,700	642,546
IPC Holdings Ltd (Bermuda)	66,000	1,848,000
Irwin Financial Corp †	23,700	125,847
JER Investors Trust Inc REIT †	29,900	253,552
Kansas City Life Insurance Co	3,900	187,434
KBW Inc * †	30,700	676,935
Kearny Financial Corp	18,200	199,290
Kite Realty Group Trust REIT	25,610	358,540
Knight Capital Group Inc ‘A’ * †	110,900	1,801,016
Kohlberg Capital Corp †	14,282	148,247
LaBranche & Co Inc * †	52,400	227,940
Ladenburg Thalmann Financial Services Inc * †	106,700	199,529
Lakeland Bancorp Inc	17,587	227,400
Lakeland Financial Corp †	14,743	333,929
LandAmerica Financial Group Inc †	16,400	647,308
LaSalle Hotel Properties REIT †	43,000	1,235,390
Lexington Realty Trust REIT †	73,800	1,063,458
LTC Properties Inc REIT †	24,200	622,182
Luminent Mortgage Capital Inc REIT †	95,000	57,950
Macatawa Bank Corp †	19,000	197,790
Maguire Properties Inc REIT †	45,200	646,812
MainSource Financial Group Inc †	16,960	262,880
MarketAxess Holdings Inc * †	30,800	306,152
Max Capital Group Ltd (Bermuda)	65,800	1,723,302
MB Financial Inc †	41,224	1,268,875
MCG Capital Corp	67,400	612,666
Meadowbrook Insurance Group Inc	28,900	225,709
Medical Properties Trust Inc REIT †	67,000	758,440
Meruelo Maddux Properties Inc *	41,029	104,214
MFA Mortgage Investments Inc REIT	164,500	1,036,350
Mid-America Apartment Communities Inc REIT	29,400	1,465,296
Midwest Banc Holdings Inc †	26,511	338,811
Mission West Properties Inc REIT	15,400	145,530
Montpelier Re Holdings Ltd † (Bermuda)	112,200	1,800,810
MVC Capital Inc †	30,300	461,772
Nara Bancorp Inc	30,300	393,597
NASB Financial Inc †	2,100	55,020
National Financial Partners Corp †	40,300	905,541
National Health Investors Inc REIT †	24,200	756,250
National Interstate Corp †	7,900	184,465
National Penn Bancshares Inc	91,032	1,655,872
National Retail Properties Inc REIT †	81,600	1,799,280
National Western Life Insurance Co ‘A’	2,200	476,938
Nationwide Health Properties Inc REIT †	108,000	3,645,000
Navigators Group Inc * †	15,400	837,760
NBT Bancorp Inc	37,995	843,489
Nelnet Inc ‘A’ †	15,900	186,825
NewAlliance Bancshares Inc	129,700	1,590,122
Newcastle Investment Corp REIT †	49,500	408,870
NewStar Financial Inc *	13,100	67,858
NGP Capital Resources Co †	22,982	377,364
Northfield Bancorp Inc * †	16,400	168,100
NorthStar Realty Finance Corp REIT †	63,000	514,710
Northwest Bancorp Inc †	18,300	500,139
NYMAGIC Inc	7,300	165,783
Ocwen Financial Corp * †	33,000	146,520
Odyssey Re Holdings Corp	30,200	1,109,850
Old National Bancorp	76,295	1,373,310
Old Second Bancorp Inc	15,889	422,012
Omega Financial Corp	14,400	449,280
Omega Healthcare Investors Inc REIT	72,200	1,253,392
optionsXpress Holdings Inc †	50,200	1,039,642
Oriental Financial Group Inc	26,013	512,716
Oritani Financial Corp *	9,400	142,598
Pacific Capital Bancorp †	54,787	1,177,920
Park National Corp †	13,534	958,884
Parkway Properties Inc REIT †	18,500	683,760
Patriot Capital Funding Inc	29,000	303,633
PennantPark Investment Corp	27,438	233,497
Pennsylvania REIT †	37,042	903,454
Penson Worldwide Inc *	12,800	118,144
Peoples Bancorp Inc	9,495	228,924
PFF Bancorp Inc †	29,270	243,526
PICO Holdings Inc * †	17,700	535,071
Pinnacle Financial Partners Inc * †	22,600	578,560
Piper Jaffray Cos * †	18,400	624,864
Platinum Underwriters Holdings Ltd (Bermuda)	62,700	2,035,242
PMA Capital Corp ‘A’ * †	42,100	359,534
Portfolio Recovery Associates Inc †	18,300	784,887
Post Properties Inc REIT †	49,800	1,923,276
Potlatch Corp REIT †	44,451	1,834,493
Preferred Bank †	11,200	186,928
Presidential Life Corp	24,700	430,768
Primus Guaranty Ltd * † (Bermuda)	42,700	152,866
PrivateBancorp Inc †	22,600	711,222
ProAssurance Corp * †	37,950	2,042,848
Prospect Capital Corp	30,200	459,644
Prosperity Bancshares Inc †	41,200	1,180,792
Provident Bankshares Corp	35,908	385,652
Provident Financial Services Inc †	71,089	1,005,198
Provident New York Bancorp	42,034	567,459
PS Business Parks Inc REIT †	18,700	970,530
Pzena Investment Management Inc ‘A’	8,000	90,560
QC Holdings Inc †	3,500	31,675
RAIT Financial Trust REIT †	68,110	472,683
RAM Holdings Ltd * (Bermuda)	22,000	49,940
Ramco-Gershenson Properties Trust REIT †	21,868	461,633
Realty Income Corp REIT †	114,800	2,941,176
Redwood Trust Inc REIT †	26,900	977,815
Renasant Corp †	24,869	559,552
Republic Bancorp Inc KY ‘A’ †	7,405	139,806
Resource America Inc ‘A’ †	15,900	150,255
Resource Capital Corp REIT †	19,969	151,165
Riskmetrics Group Inc *	20,800	402,480
RLI Corp †	23,200	1,150,024
Rockville Financial Inc †	7,900	108,230
Roma Financial Corp †	7,200	107,352
Royal Bancshares of Pennsylvania Inc ‘A’ †	3,583	51,846
S&T Bancorp Inc †	28,600	920,062
S.Y. Bancorp Inc †	10,825	251,573
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Safety Insurance Group Inc	18,800	$641,644
Sanders Morris Harris Group Inc †	14,300	116,688
Sandy Spring Bancorp Inc	18,450	507,744
Santander BanCorp	2,715	27,449
Saul Centers Inc REIT †	13,000	653,120
SCBT Financial Corp †	9,535	322,283
SeaBright Insurance Holdings Inc * †	27,400	403,602
Seacoast Banking Corp of Florida †	20,610	225,680
Security Bank Corp †	24,598	195,554
Selective Insurance Group Inc	62,700	1,497,276
Senior Housing Properties Trust REIT	104,300	2,471,910
Sierra Bancorp †	9,000	194,490
Signature Bank * †	34,400	877,200
Simmons First National Corp ‘A’ †	13,700	407,301
Southside Bancshares Inc †	10,808	260,149
Southwest Bancorp Inc	19,600	343,196
Sovran Self Storage Inc REIT †	23,600	1,007,956
State Auto Financial Corp †	14,000	407,820
Sterling Bancorp †	25,292	392,785
Sterling Bancshares Inc	87,575	870,496
Sterling Financial Corp PA *	32,963	575,204
Sterling Financial Corp WA	58,965	920,444
Stewart Information Services Corp †	20,200	565,398
Stifel Financial Corp * †	15,600	700,440
Strategic Hotels & Resorts Inc REIT †	85,150	1,118,020
Stratus Properties Inc *	3,800	111,986
Suffolk Bancorp †	10,400	329,472
Sun Bancorp Inc *	13,021	171,492
Sun Communities Inc REIT	20,800	426,400
Sunstone Hotel Investors Inc REIT †	71,500	1,144,715
Superior Bancorp * †	48,200	239,554
Susquehanna Bancshares Inc †	97,144	1,978,833
SVB Financial Group * †	37,300	1,627,772
SWS Group Inc †	22,195	271,445
Tanger Factory Outlet Centers Inc REIT †	35,800	1,377,226
Taylor Capital Group Inc	7,200	118,224
Tejon Ranch Co * †	10,950	408,654
Texas Capital Bancshares Inc *	29,500	497,960
The Bancorp Inc * †	16,070	194,126
The Commerce Group Inc	55,200	1,990,512
The Midland Co	10,100	655,793
The Phoenix Cos Inc	129,100	1,576,311
The South Financial Group Inc †	85,200	1,266,072
Thomas Properties Group Inc	31,700	278,326
Thomas Weisel Partners Group Inc * †	24,600	162,852
TICC Capital Corp	25,900	194,768
TierOne Corp	22,500	253,800
Tompkins Financial Corp †	6,830	336,036
Tower Group Inc	23,900	601,563
TradeStation Group Inc * †	35,900	305,868
Triad Guaranty Inc * †	4,000	20,000
Trico Bancshares †	12,400	214,644
Trustco Bank Corp NY †	88,908	790,392
Trustmark Corp	56,000	1,247,680
U.S. Global Investors Inc ‘A’ †	15,500	209,870
UCBH Holdings Inc †	114,200	886,192
UMB Financial Corp †	35,382	1,457,738
Umpqua Holdings Corp †	71,432	1,107,910
Union Bankshares Corp †	11,750	227,598
United America Indemnity Ltd ‘A’ * (Cayman)	26,300	506,538
United Bankshares Inc	44,200	1,177,930
United Community Banks Inc †	48,049	815,872
United Community Financial Corp †	20,624	127,869
United Fire & Casualty Co †	24,600	920,040
United Security Bancshares †	7,100	119,280
Universal Health Realty Income Trust REIT	12,600	419,580
Univest Corp of Pennsylvania †	12,199	319,492
Urstadt Biddle Properties Inc ‘A’ REIT †	20,000	314,600
U-Store-It Trust REIT	52,580	595,731
Validus Holdings Ltd (Bermuda)	15,200	356,136
ViewPoint Financial Group †	13,700	226,187
Virginia Commerce Bancorp Inc * †	23,846	273,747
W Holding Co Inc †	139,300	153,230
W.P. Stewart & Co Ltd † (Bermuda)	26,300	51,022
Waddell & Reed Financial Inc ‘A’	95,300	3,061,989
Washington REIT †	51,500	1,721,130
Washington Trust Bancorp Inc	11,800	292,876
Wauwatosa Holdings Inc * †	5,900	70,210
WesBanco Inc	29,400	726,474
West Coast Bancorp	19,000	277,210
Westamerica Bancorp †	34,400	1,809,440
Western Alliance Bancorp * †	15,200	195,472
Westfield Financial Inc	9,979	97,495
Wilshire Bancorp Inc †	22,000	168,080
Winthrop Realty Trust REIT †	45,800	188,696
Wintrust Financial Corp †	27,800	971,610
World Acceptance Corp * †	21,300	678,405
WSFS Financial Corp	7,500	369,600
Zenith National Insurance Corp †	42,250	1,515,085

		253,840,679

Health Care - 12.22%

Abaxis Inc * †	24,100	558,397
ABIOMED Inc *	29,000	381,060
ACADIA Pharmaceuticals Inc *	37,800	342,468
Accuray Inc *	19,200	149,952
Acorda Therapeutics Inc *	30,000	538,500
Affymax Inc *	2,700	38,070
Affymetrix Inc * †	78,200	1,361,462
Air Methods Corp * †	12,600	609,462
Akorn Inc * †	67,100	317,383
Albany Molecular Research Inc *	25,700	311,998
Alexion Pharmaceuticals Inc * †	41,400	2,455,020
Alexza Pharmaceuticals Inc *	24,400	167,872
Align Technology Inc * ‡	65,600	728,816
Alkermes Inc * †	114,500	1,360,260
Alliance Imaging Inc *	27,800	239,080
Allos Therapeutics Inc * †	52,700	320,416
Allscripts Healthcare Solutions Inc * †	63,300	653,256
Alnylam Pharmaceuticals Inc * †	39,800	971,120
Alpharma Inc ‘A’ * †	49,800	1,305,258
Altus Pharmaceuticals Inc *	25,900	117,845
AMAG Pharmaceuticals Inc *	19,150	774,234
Amedisys Inc * †	29,633	1,165,775
American Dental Partners Inc * †	9,600	92,832
American Medical Systems Holdings Inc * †	82,300	1,167,837
AMERIGROUP Corp *	60,000	1,639,800
Amicus Therapeutics Inc * †	9,500	101,650
AMN Healthcare Services Inc *	40,079	618,018
AmSurg Corp * †	35,900	850,112
Analogic Corp †	15,500	1,031,370
AngioDynamics Inc * †	21,300	246,228
Animal Health International Inc *	14,400	157,536
Applera Corp-Celera Group *	84,599	1,243,605
Apria Healthcare Group Inc *	49,200	971,700
Arena Pharmaceuticals Inc * †	83,000	567,720
ARIAD Pharmaceuticals Inc *	86,200	290,494
ArQule Inc *	46,500	199,020
Array BioPharma Inc * †	54,600	382,746
ArthroCare Corp * †	31,300	1,043,855
Aspect Medical Systems Inc * †	20,200	123,220
Assisted Living Concepts Inc ‘A’ *	68,400	402,876
athenahealth Inc * †	6,400	151,488
Auxilium Pharmaceuticals Inc * †	35,800	957,292
Bentley Pharmaceuticals Inc * †	18,500	300,625
Biodel Inc * †	6,200	67,270
BioForm Medical Inc *	6,500	29,900
BioMarin Pharmaceutical Inc *	108,600	3,841,182
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
BioMimetic Therapeutics Inc *	14,500	$116,000
Bionovo Inc * †	69,900	88,773
Bio-Rad Laboratories Inc ‘A’ *	20,400	1,814,580
Bio-Reference Laboratories Inc * †	12,600	333,018
BMP Sunstone Corp * †	36,600	280,356
Bruker Corp * †	71,600	1,101,924
Cadence Pharmaceuticals Inc *	16,500	98,175
Cambrex Corp	28,500	197,505
Cantel Medical Corp *	9,200	97,704
Capital Senior Living Corp *	20,100	161,805
Caraco Pharmaceutical Laboratories Ltd *	9,200	165,140
Cell Genesys Inc * †	103,000	242,050
Centene Corp *	49,800	694,212
Cepheid Inc * †	62,600	1,526,814
Chemed Corp †	27,300	1,152,060
Computer Programs & Systems Inc †	13,100	273,790
Conceptus Inc * †	34,000	631,040
CONMED Corp *	33,950	870,478
CorVel Corp *	9,550	292,134
Cross Country Healthcare Inc *	37,500	463,875
CryoLife Inc *	23,200	218,080
Cubist Pharmaceuticals Inc * †	63,200	1,164,144
Cutera Inc *	15,200	204,744
CV Therapeutics Inc * †	68,300	486,979
Cyberonics Inc *	27,600	400,200
Cynosure Inc ‘A’ *	10,600	225,780
Cypress Bioscience Inc *	39,300	281,388
Cytokinetics Inc *	28,300	93,956
CytRx Corp * †	79,000	90,850
Datascope Corp	12,900	534,447
Dendreon Corp * †	98,200	473,324
Dionex Corp *	21,700	1,670,683
Discovery Laboratories Inc *	114,500	269,075
DURECT Corp *	83,000	435,750
Eclipsys Corp * †	52,300	1,025,603
Emergency Medical Services Corp ‘A’ *	10,900	269,121
Emergent BioSolutions Inc *	1,894	16,894
Emeritus Corp *	11,400	237,804
Encysive Pharmaceuticals Inc * †	88,300	207,505
Enzo Biochem Inc *	30,951	281,345
Enzon Pharmaceuticals Inc * †	54,400	501,024
eResearchTechnology Inc * †	40,724	505,792
ev3 Inc * †	53,652	436,727
Exelixis Inc *	119,200	828,440
Genomic Health Inc * †	13,400	253,126
Genoptix Inc *	6,600	165,066
Gentiva Health Services Inc *	33,900	737,664
GenVec Inc * †	99,900	175,824
Geron Corp * †	73,800	360,144
Greatbatch Inc * †	25,900	476,819
GTx Inc * †	16,300	262,104
Haemonetics Corp * †	30,300	1,805,274
Halozyme Therapeutics Inc *	65,800	418,488
Hansen Medical Inc * †	12,000	168,720
HealthExtras Inc * †	35,400	879,336
HealthSouth Corp * †	89,500	1,592,205
Healthspring Inc *	51,000	718,080
Healthways Inc * †	39,800	1,406,532
HMS Holdings Corp *	24,100	688,055
Hologic Inc * †	137,110	7,623,316
Human Genome Sciences Inc *	152,700	899,403
Hythiam Inc * †	46,000	55,660
ICU Medical Inc * †	16,000	460,320
Idenix Pharmaceuticals Inc *	19,700	98,894
I-Flow Corp * †	19,700	276,391
Illumina Inc * †	60,724	4,608,952
Immucor Inc * †	78,293	1,670,773
Immunomedics Inc *	80,300	225,643
Incyte Corp *	95,900	1,007,909
Indevus Pharmaceuticals Inc *	74,500	355,365
Insulet Corp *	9,400	135,360
Integra LifeSciences Holdings Corp * †	21,300	925,911
InterMune Inc * †	34,400	501,552
Invacare Corp †	33,200	739,696
inVentiv Health Inc * †	35,600	1,025,636
Inverness Medical Innovations Inc * †	83,590	2,516,059
IPC The Hospitalist Co Inc *	3,700	73,186
Isis Pharmaceuticals Inc * †	101,500	1,432,165
Javelin Pharmaceuticals Inc * †	54,300	152,583
Jazz Pharmaceuticals Inc *	3,600	32,472
Kendle International Inc * †	15,000	673,800
Kensey Nash Corp * †	14,300	413,985
Keryx Biopharmaceuticals Inc * †	50,600	30,360
Kindred Healthcare Inc * †	30,540	667,910
Kosan Biosciences Inc * †	33,400	52,438
KV Pharmaceutical Co ‘A’ * †	40,550	1,012,128
Landauer Inc	10,700	538,638
LCA-Vision Inc †	22,700	283,750
LHC Group Inc * †	17,000	285,600
LifeCell Corp *	38,600	1,622,358
Ligand Pharmaceuticals Inc ‘B’	98,600	394,400
Luminex Corp * †	41,900	823,335
Magellan Health Services Inc *	44,500	1,766,205
MannKind Corp * †	63,495	379,065
MAP Pharmaceuticals Inc *	3,500	48,895
Martek Biosciences Corp * †	36,900	1,128,033
Masimo Corp *	14,000	364,000
Matria Healthcare Inc *	24,662	549,963
Maxygen Inc *	21,700	140,182
Medarex Inc *	143,300	1,268,205
MedAssets Inc *	12,700	188,214
MedCath Corp *	13,500	245,700
Medical Action Industries Inc *	12,850	211,126
Medicis Pharmaceutical Corp ‘A’ †	63,700	1,254,253
Medivation Inc * †	26,600	378,518
Mentor Corp †	38,600	992,792
Meridian Bioscience Inc †	45,300	1,514,379
Merit Medical Systems Inc *	31,965	506,006
Metabolix Inc *	17,900	196,005
Micrus Endovascular Corp *	18,800	232,368
Minrad International Inc * †	65,800	154,630
Molecular Insight Pharmaceuticals Inc *	500	3,380
Molina Healthcare Inc *	16,758	409,230
Momenta Pharmaceuticals Inc *	28,500	311,505
MWI Veterinary Supply Inc *	10,000	352,600
Myriad Genetics Inc * †	48,900	1,970,181
Nabi Biopharmaceuticals * †	71,200	286,224
Nanosphere Inc * †	9,100	78,806
Nastech Pharmaceutical Co Inc * †	32,100	75,435
National Healthcare Corp	6,600	321,420
Natus Medical Inc * †	27,000	490,050
Nektar Therapeutics * †	105,100	729,394
Neurocrine Biosciences Inc * †	45,300	244,620
Neurogen Corp *	20,700	38,502
Nighthawk Radiology Holdings Inc * †	24,500	229,320
Northstar Neuroscience Inc * †	23,400	36,972
Novacea Inc *	17,700	47,790
Noven Pharmaceuticals Inc *	30,700	275,686
NuVasive Inc * †	39,000	1,345,890
NxStage Medical Inc * †	25,700	111,024
Obagi Medical Products Inc *	8,500	73,780
Odyssey HealthCare Inc * †	39,750	357,750
Omnicell Inc * †	38,600	775,860
Omrix Biopharmaceuticals Inc *	15,900	222,600
Onyx Pharmaceuticals Inc * †	62,090	1,802,473
OraSure Technologies Inc * †	52,200	381,582
Orexigen Therapeutics Inc *	9,100	93,730
Orthofix International NV * (Netherlands)	19,200	763,584
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
OSI Pharmaceuticals Inc * †	65,500	$2,449,045
Osiris Therapeutics Inc * †	13,200	166,056
Owens & Minor Inc †	46,200	1,817,508
Pain Therapeutics Inc * †	41,800	353,210
Palomar Medical Technologies Inc * †	21,500	324,650
Par Pharmaceutical Cos Inc *	38,800	674,732
PAREXEL International Corp * †	63,600	1,659,960
Penwest Pharmaceuticals Co * †	32,600	84,760
Perrigo Co †	87,200	3,290,056
PharmaNet Development Group Inc *	21,400	539,922
PharMerica Corp * †	31,540	522,618
Phase Forward Inc * †	47,000	802,760
Poniard Pharmaceuticals Inc *	34,600	115,910
POZEN Inc * †	30,500	315,980
Progenics Pharmaceuticals Inc * †	29,500	192,635
Protalix BioTherapeutics Inc *	12,380	32,559
PSS World Medical Inc * †	75,700	1,261,162
Psychiatric Solutions Inc * †	61,800	2,096,256
Quidel Corp * †	29,600	475,376
Regeneron Pharmaceuticals Inc * †	72,300	1,387,437
RehabCare Group Inc *	21,600	324,000
Res-Care Inc *	24,800	425,320
Rigel Pharmaceuticals Inc * †	38,500	718,410
RTI Biologics Inc *	45,600	430,920
RXi Pharmaceuticals Corp * †	789	7,495
Salix Pharmaceuticals Ltd * †	55,800	350,424
Santarus Inc * †	73,300	188,381
Savient Pharmaceuticals Inc * †	60,505	1,210,100
Sciele Pharma Inc * †	40,800	795,600
Seattle Genetics Inc *	60,800	553,280
Senomyx Inc * †	37,800	223,020
Sirona Dental Systems Inc * †	17,300	466,581
Sirtris Pharmaceuticals Inc * †	7,600	98,724
Skilled Healthcare Group Inc ‘A’ *	28,300	310,734
Somaxon Pharmaceuticals Inc * †	18,000	85,500
Sonic Innovations Inc *	35,500	171,465
SonoSite Inc * †	20,100	571,443
Spectranetics Corp * †	37,700	315,172
Stereotaxis Inc * †	29,800	176,416
STERIS Corp †	74,200	1,990,786
Sucampo Pharmaceuticals Inc ‘A’ *	1,800	14,400
Sun Healthcare Group Inc *	49,500	650,430
Sunrise Senior Living Inc * †	51,100	1,138,508
SuperGen Inc * †	63,600	159,636
SurModics Inc * †	17,700	741,276
Symmetry Medical Inc * †	36,300	602,580
Synta Pharmaceuticals Corp *	7,000	56,630
Telik Inc * †	67,700	165,188
Tercica Inc * †	30,700	175,911
The Ensign Group Inc	1,000	9,270
The Medicines Co * †	59,200	1,195,840
The Providence Service Corp * †	13,600	408,000
The TriZetto Group Inc * †	51,000	851,190
Thoratec Corp * †	60,987	871,504
TomoTherapy Inc *	14,000	200,900
TranS1 Inc *	4,600	53,590
Triple-S Management Corp ‘B’ *	12,200	215,330
Trubion Pharmaceuticals Inc * †	5,700	53,808
United Therapeutics Corp *	24,400	2,115,480
Universal American Corp *	55,900	592,540
Valeant Pharmaceuticals International * †	104,800	1,344,584
Vanda Pharmaceuticals Inc *	32,000	123,840
Varian Inc *	34,900	2,021,408
ViroPharma Inc * †	80,000	715,200
Virtual Radiologic Corp *	2,500	38,200
Vital Images Inc * †	21,400	317,148
Vital Signs Inc	11,000	557,150
Vivus Inc * †	68,000	410,040
Volcano Corp *	29,200	365,000
West Pharmaceutical Services Inc †	37,700	1,667,471
Wright Medical Group Inc *	40,600	980,084
XenoPort Inc * †	23,300	942,951
XOMA Ltd * † (Bermuda)	157,600	408,184
ZOLL Medical Corp *	23,900	635,501
ZymoGenetics Inc *	46,900	459,620

		167,113,235

Industrials - 14.31%

3D Systems Corp * †	16,600	243,854
A.O. Smith Corp †	24,400	802,028
AAON Inc	12,300	246,369
AAR Corp * †	42,600	1,161,702
ABM Industries Inc ‡	49,800	1,117,512
ABX Holdings Inc * †	55,900	164,346
ACCO Brands Corp * †	59,600	808,772
Accuride Corp *	20,700	169,326
Actuant Corp ‘A’ †	59,700	1,803,537
Acuity Brands Inc †	47,800	2,053,010
Administaff Inc †	26,700	630,387
Aecom Technology Corp *	46,300	1,204,263
Aerovironment Inc *	5,900	120,655
AirTran Holdings Inc * †	105,100	693,660
Alaska Air Group Inc * †	43,300	849,546
Albany International Corp ‘A’ †	33,628	1,215,316
Allegiant Travel Co *	3,800	100,396
Altra Holdings Inc *	8,300	111,635
AMERCO * †	10,500	599,445
American Commercial Lines Inc *	57,500	908,500
American Ecology Corp	17,600	445,808
American Railcar Industries Inc †	9,600	195,168
American Reprographics Co * †	33,500	497,140
American Science & Engineering Inc	10,600	578,442
American Superconductor Corp * †	45,900	1,064,421
American Woodmark Corp	14,500	298,120
Ameron International Corp †	10,600	991,418
Ampco-Pittsburgh Corp	8,200	352,518
Amrep Corp †	1,600	83,680
Apogee Enterprises Inc †	35,200	542,080
Applied Energetics Inc * †	35,400	58,764
Applied Industrial Technologies Inc	46,374	1,386,119
Argon ST Inc *	17,700	301,077
Arkansas Best Corp †	23,500	748,710
Arrowhead Research Corp * †	49,300	139,519
Astec Industries Inc *	21,000	813,960
Atlas Air Worldwide Holdings Inc * †	15,900	874,500
AZZ Inc *	13,500	480,330
Badger Meter Inc †	15,500	669,600
Baldor Electric Co †	51,240	1,434,720
Barnes Group Inc	52,600	1,207,170
Barrett Business Services Inc †	9,200	157,596
Beacon Roofing Supply Inc * †	51,499	514,990
Belden Inc † ‡	51,275	1,811,033
Blount International Inc * †	45,900	567,783
BlueLinx Holdings Inc †	9,300	47,337
Bowne & Co Inc †	34,200	521,550
Brady Corp ‘A’ †	54,900	1,835,307
Briggs & Stratton Corp †	56,700	1,014,930
Bucyrus International Inc ‘A’ † ‡	42,424	4,312,400
Builders FirstSource Inc * †	18,600	135,036
Cascade Corp †	12,800	631,168
Casella Waste Systems Inc ‘A’ *	29,600	323,528
CBIZ Inc * †	46,494	377,531
CDI Corp †	16,800	420,840
Celadon Group Inc *	29,500	285,560
Cenveo Inc *	61,500	643,290
Ceradyne Inc *	30,975	989,961
Chart Industries Inc *	16,600	561,744
China Architectural Engineering Inc *	100	545
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
CIRCOR International Inc †	18,300	$846,375
CLARCOR Inc †	56,700	2,015,685
Clean Harbors Inc *	19,000	1,235,000
Coleman Cable Inc * †	12,100	133,100
Columbus McKinnon Corp *	22,000	681,560
Comfort Systems USA Inc	41,800	543,818
Commercial Vehicle Group Inc * †	19,850	196,714
COMSYS IT Partners Inc * †	17,400	147,204
Consolidated Graphics Inc *	10,800	605,340
Cornell Cos Inc * †	12,700	285,242
CoStar Group Inc * †	22,500	967,500
Courier Corp †	10,375	258,856
CRA International Inc *	13,500	433,890
Cubic Corp †	15,592	443,281
Curtiss-Wright Corp †	50,400	2,090,592
Deluxe Corp †	59,300	1,139,153
Diamond Management & Technology Consultants Inc	28,000	180,600
Dollar Thrifty Automotive Group Inc * †	21,000	286,440
Duff & Phelps Corp ‘A’ *	8,200	147,518
Dynamex Inc * †	9,400	237,820
Dynamic Materials Corp	13,900	600,480
DynCorp International Inc ‘A’ * †	29,700	495,396
Eagle Bulk Shipping Inc	53,600	1,380,736
Electro Rent Corp	15,200	230,280
EMCOR Group Inc *	69,500	1,543,595
Encore Wire Corp †	28,850	525,358
Energy Conversion Devices Inc * †	45,200	1,351,480
Energy Infrastructure Acquisition Corp *	30,800	306,460
EnergySolutions Inc	34,500	791,430
EnerNOC Inc * †	4,500	51,300
EnerSys * †	26,300	629,096
Ennis Inc	25,000	419,500
EnPro Industries Inc * †	24,100	751,679
ESCO Technologies Inc * †	29,800	1,183,656
Esterline Technologies Corp *	33,400	1,682,358
Evergreen Solar Inc *	109,000	1,010,430
Exponent Inc *	18,800	617,392
ExpressJet Holdings Inc * †	44,500	117,035
Federal Signal Corp	55,800	778,968
First Advantage Corp ‘A’ *	9,700	205,543
Flow International Corp *	46,100	428,269
Force Protection Inc *	79,700	160,197
Forward Air Corp †	34,650	1,227,996
Franklin Electric Co Inc †	22,800	779,076
FreightCar America Inc †	14,900	511,070
FTI Consulting Inc *	53,774	3,820,105
Fuel Tech Inc * †	21,000	430,500
FuelCell Energy Inc * †	76,100	506,065
G&K Services Inc ‘A’	24,200	861,762
Gehl Co * †	13,000	220,220
Genco Shipping & Trading Ltd †	21,900	1,235,817
GenCorp Inc * †	65,000	668,850
Genesee & Wyoming Inc ‘A’ * †	33,350	1,147,240
GeoEye Inc *	20,700	537,993
Gibraltar Industries Inc	24,299	285,027
GrafTech International Ltd *	115,000	1,864,150
Granite Construction Inc	40,050	1,310,036
Great Lakes Dredge & Dock Corp	6,300	32,571
Griffon Corp *	36,670	315,362
H&E Equipment Services Inc * †	21,000	263,970
Hardinge Inc	13,400	184,384
Healthcare Services Group Inc †	47,720	984,951
Heartland Express Inc	65,043	927,513
Heckmann Corp * †	63,000	469,350
Heico Corp	29,200	1,423,500
Heidrick & Struggles International Inc †	21,000	683,130
Herman Miller Inc †	66,100	1,624,077
Hexcel Corp * †	107,300	2,050,503
Hicks Acquisition Co I Inc *	63,000	578,340
Horizon Lines Inc ‘A’ †	36,300	675,543
Houston Wire & Cable Co †	19,400	310,788
Hub Group Inc ‘A’ *	44,300	1,457,027
Hudson Highland Group Inc *	29,000	245,630
Hurco Cos Inc *	6,600	308,748
Huron Consulting Group Inc * †	21,300	885,015
ICT Group Inc *	8,000	80,720
IHS Inc ‘A’ *	36,900	2,373,039
II-VI Inc *	27,300	1,036,854
IKON Office Solutions Inc †	83,700	636,120
InnerWorkings Inc *	28,200	395,646
Innovative Solutions & Support Inc * †	15,750	166,478
Insituform Technologies Inc ‘A’ *	32,800	453,624
Insteel Industries Inc †	21,900	254,697
Integrated Electrical Services Inc * †	16,600	260,786
Interface Inc ‘A’	63,500	892,175
Interline Brands Inc * †	27,800	515,690
JetBlue Airways Corp * †	204,200	1,184,360
Kadant Inc * †	17,420	511,800
Kaman Corp	28,400	803,436
Kaydon Corp †	32,300	1,418,293
Kelly Services Inc ‘A’	26,400	542,784
Kenexa Corp * †	28,700	530,376
Kforce Inc * †	32,700	289,068
Kimball International Inc ‘B’	25,000	268,000
Knight Transportation Inc †	65,793	1,082,953
Knoll Inc †	57,400	662,396
Korn/Ferry International * †	54,600	922,740
Ladish Co Inc * †	17,400	626,400
Lawson Products Inc	4,717	129,953
Layne Christensen Co * †	19,200	672,384
LB Foster Co ‘A’ *	12,500	538,250
LECG Corp *	29,700	277,992
Lindsay Corp	13,400	1,373,098
LSI Industries Inc	23,200	306,472
M&F Worldwide Corp *	12,200	456,158
Marathon Acquisition Corp * †	35,200	271,744
Marten Transport Ltd * †	18,300	284,016
McGrath RentCorp †	29,200	704,012
Medis Technologies Ltd * †	27,993	253,897
Michael Baker Corp *	9,000	202,140
Miller Industries Inc * †	9,900	95,337
Mine Safety Appliances Co †	30,359	1,250,487
Mobile Mini Inc *	41,400	786,600
Moog Inc ‘A’ * †	41,262	1,741,669
MTC Technologies Inc *	8,500	202,130
Mueller Industries Inc †	39,600	1,142,460
Mueller Water Products Inc ‘A’ †	131,320	1,074,198
Multi-Color Corp	6,550	146,458
NACCO Industries Inc ‘A’	5,900	477,546
Navigant Consulting Inc * †	55,300	1,049,594
NCI Building Systems Inc * †	21,300	515,460
Nordson Corp	38,400	2,067,840
Northwest Pipe Co *	11,600	492,884
NRDC Acquisition Corp * †	39,700	364,843
NTR Acquisition Co *	28,600	273,702
NuCO2 Inc *	15,200	422,104
Odyssey Marine Exploration Inc *	52,900	285,131
Old Dominion Freight Line Inc * †	33,300	1,059,939
On Assignment Inc * †	41,800	265,430
Orbital Sciences Corp *	67,800	1,633,980
Orion Energy Systems Inc *	5,500	52,470
Pacer International Inc	38,900	639,127
Park-Ohio Holdings Corp *	10,900	171,239
Patriot Transportation Holding Inc *	1,100	86,284
PeopleSupport Inc *	27,400	249,888
Perini Corp *	30,500	1,105,015
PGT Inc *	2,600	7,124
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
PHH Corp * †	57,600	$1,003,968
Pike Electric Corp *	16,300	227,059
Pinnacle Airlines Corp * †	24,300	212,139
Polypore International Inc *	14,000	289,660
Powell Industries Inc * †	8,000	314,960
Power-One Inc * †	69,700	223,737
Preformed Line Products Co	3,900	189,852
Protection One Inc * †	11,600	111,244
Raven Industries Inc †	16,200	490,860
RBC Bearings Inc *	24,800	920,824
Regal-Beloit Corp †	34,300	1,256,409
Republic Airways Holdings Inc *	39,000	844,740
Resources Connection Inc †	54,000	964,980
Robbins & Myers Inc	32,400	1,057,860
Rollins Inc †	44,287	783,437
RSC Holdings Inc *	18,700	203,830
Rush Enterprises Inc ‘A’ * †	38,300	606,672
Saia Inc *	11,550	183,183
Schawk Inc	13,000	207,870
School Specialty Inc * †	24,400	769,576
Simpson Manufacturing Co Inc †	41,100	1,117,098
SkyWest Inc	69,500	1,467,840
Spherion Corp *	56,260	344,311
Standard Parking Corp *	8,700	182,352
Standex International Corp	15,000	335,100
Stanley Inc * †	9,400	276,924
Sun Hydraulics Corp †	14,050	411,244
Superior Essex Inc *	24,600	691,752
TAL International Group Inc †	15,800	372,406
Taser International Inc * †	71,100	668,340
TBS International Ltd ‘A’ * (Bermuda)	6,900	208,380
Team Inc *	18,800	513,240
Tecumseh Products Co ‘A’ * †	18,900	579,852
Teledyne Technologies Inc *	39,800	1,870,600
TeleTech Holdings Inc *	48,400	1,087,064
Tennant Co	17,900	712,599
Tetra Tech Inc *	66,518	1,297,766
Textainer Group Holdings Ltd (Bermuda)	4,900	73,892
The Advisory Board Co *	20,800	1,142,752
The Geo Group Inc *	57,500	1,635,300
The Gorman-Rupp Co	14,125	464,571
The Greenbrier Cos Inc †	16,100	426,972
The Middleby Corp *	15,700	979,523
The Standard Register Co †	17,800	138,662
Titan International Inc †	25,500	780,555
Titan Machinery Inc *	4,000	74,800
TransDigm Group Inc *	11,000	407,550
Tredegar Corp †	30,300	551,763
Trex Co Inc * †	17,400	137,112
Trimas Corp *	10,400	54,808
Triplecrown Acquisition Corp * †	47,000	428,640
Triumph Group Inc †	18,800	1,070,284
TrueBlue Inc * †	51,600	693,504
TurboChef Technologies Inc * †	24,400	159,088
Twin Disc Inc	11,000	174,020
UAP Holding Corp †	58,000	2,223,720
Ultrapetrol Bahamas Ltd * (Bahamas)	17,900	183,296
United Stationers Inc * †	25,000	1,192,500
Universal Forest Products Inc †	20,100	647,220
Universal Truckload Services Inc *	4,400	91,828
Valmont Industries Inc †	21,200	1,863,268
Viad Corp †	22,100	795,821
Vicor Corp †	17,400	207,756
Volt Information Sciences Inc *	13,600	230,656
Wabash National Corp †	30,300	272,397
Walter Industries Inc †	59,200	3,707,696
Waste Connections Inc * †	78,150	2,402,331
Waste Industries USA Inc	6,000	216,900
Waste Services Inc *	19,567	158,881
Watsco Inc †	26,400	1,093,488
Watson Wyatt Worldwide Inc ‘A’ †	48,680	2,762,590
Watts Water Technologies Inc ‘A’ †	35,400	992,262
Werner Enterprises Inc †	53,550	993,888
Westinghouse Air Brake Technologies Corp †	54,310	2,045,313
Woodward Governor Co	66,200	1,768,864
Xerium Technologies Inc	24,200	30,250

		195,594,226

Information Technology - 15.80%

3Com Corp *	426,100	975,769
3PAR Inc *	3,900	26,364
Acacia Research-Acacia Technologies Corp * †	35,100	201,825
ACI Worldwide Inc * †	43,700	870,504
Acme Packet Inc *	19,600	156,604
Actel Corp *	25,900	396,529
Actuate Corp *	68,100	279,210
Adaptec Inc *	138,200	406,308
ADTRAN Inc †	65,400	1,209,900
Advanced Analogic Technologies Inc *	42,300	237,726
Advanced Energy Industries Inc *	41,600	551,616
Advent Software Inc * †	20,000	852,400
Agilysys Inc †	31,100	360,760
Airvana Inc *	1,500	7,845
Amkor Technology Inc * †	114,000	1,219,800
ANADIGICS Inc * †	67,800	444,768
Anaren Inc *	21,000	265,860
Anixter International Inc * †	33,900	2,170,956
Ansoft Corp * †	19,900	607,348
ANSYS Inc * †	88,000	3,037,760
Applied Micro Circuits Corp *	80,300	576,554
ArcSight Inc *	2,000	13,820
Ariba Inc * †	91,237	881,349
ARRIS Group Inc * †	155,103	902,701
Art Technology Group Inc *	147,300	571,524
Aruba Networks Inc * †	12,900	67,209
AsiaInfo Holdings Inc *	31,700	344,262
Asyst Technologies Inc *	48,900	171,150
Atheros Communications Inc * †	63,900	1,331,676
ATMI Inc * †	39,600	1,102,068
AuthenTec Inc *	9,600	95,424
Avanex Corp *	174,400	123,824
Avid Technology Inc * †	45,300	1,102,602
Avocent Corp *	54,300	917,670
Axcelis Technologies Inc * †	105,700	591,920
Bankrate Inc * †	13,000	648,570
BearingPoint Inc * †	233,200	391,776
Bel Fuse Inc ‘B’	11,100	309,246
Benchmark Electronics Inc * †	83,100	1,491,645
BigBand Networks Inc *	7,300	41,829
Black Box Corp †	20,900	644,765
Blackbaud Inc †	48,656	1,181,368
Blackboard Inc * †	32,650	1,088,224
BladeLogic Inc *	4,900	137,445
Blue Coat Systems Inc *	37,300	822,092
Borland Software Corp * †	95,100	192,102
Bottomline Technologies Inc DE *	25,600	322,560
Brightpoint Inc * †	58,390	488,140
Brooks Automation Inc * †	78,252	760,609
Cabot Microelectronics Corp * †	27,900	896,985
CACI International Inc ‘A’ * †	35,300	1,607,915
Cass Information Systems Inc	5,990	189,044
Cavium Networks Inc * †	8,200	134,480
Checkpoint Systems Inc * †	42,200	1,133,070
Chordiant Software Inc * †	41,540	250,486
CIBER Inc *	53,900	264,110
Cirrus Logic Inc * †	102,600	689,472
CMGI Inc *	56,000	742,560
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
CNET Networks Inc * †	172,200	$1,222,620
Cogent Inc * †	49,000	462,070
Cognex Corp	49,300	1,076,219
Cohu Inc †	22,600	367,250
CommVault Systems Inc * †	40,900	507,160
Compellent Technologies Inc *	4,200	52,206
comScore Inc * †	5,200	104,312
Comtech Group Inc *	25,000	269,750
Comtech Telecommunications Corp * †	26,450	1,031,550
Comverge Inc * †	7,100	73,343
Concur Technologies Inc * †	48,800	1,515,240
Conexant Systems Inc * †	534,100	309,725
Constant Contact Inc * †	7,600	110,048
CPI International Inc *	4,200	41,664
Cray Inc *	38,900	231,844
Credence Systems Corp * †	90,340	153,578
CSG Systems International Inc *	42,700	485,499
CTS Corp	40,900	437,630
CyberSource Corp *	73,067	1,067,509
CycleLogic Inc * ж	18	—
Cymer Inc * †	34,300	893,172
Daktronics Inc †	36,700	657,297
Data Domain Inc *	10,800	257,040
DealerTrack Holdings Inc * †	40,900	826,998
Deltek Inc *	6,800	88,264
Dice Holdings Inc *	14,400	128,304
Digi International Inc * †	23,800	274,652
Digital River Inc *	46,100	1,427,717
Diodes Inc * †	30,825	676,917
Ditech Networks Inc *	32,000	94,080
DivX Inc *	27,100	189,700
Double-Take Software Inc *	9,800	114,464
DSP Group Inc *	38,300	487,942
DTS Inc * †	21,900	525,600
Dycom Industries Inc *	43,400	521,234
Eagle Test Systems Inc * †	15,300	160,650
EarthLink Inc * †	131,400	992,070
Echelon Corp * †	34,500	465,750
Electro Scientific Industries Inc * †	35,511	585,221
Electronics for Imaging Inc * †	64,200	957,864
EMS Technologies Inc *	18,000	488,520
Emulex Corp * †	97,600	1,585,024
Entegris Inc *	131,293	943,997
Epicor Software Corp * †	66,800	748,160
EPIQ Systems Inc *	35,925	557,556
Equinix Inc * †	40,800	2,712,792
eSpeed Inc ‘A’ *	26,900	313,654
Euronet Worldwide Inc * †	52,300	1,007,298
Exar Corp * †	52,200	429,606
Excel Technology Inc *	14,400	388,224
ExlService Holdings Inc * †	23,400	537,264
Extreme Networks Inc * †	133,100	412,610
FalconStor Software Inc * †	40,000	304,400
FARO Technologies Inc *	19,300	601,774
FEI Co * †	41,800	912,494
Finisar Corp * †	309,800	396,544
FLIR Systems Inc * †	150,300	4,522,527
FormFactor Inc * †	54,600	1,042,860
Forrester Research Inc * †	14,600	388,068
Foundry Networks Inc * †	162,500	1,881,750
Gartner Inc * †	76,460	1,478,736
Gerber Scientific Inc *	27,610	245,453
Gevity HR Inc	30,500	264,130
Global Cash Access Holdings Inc * †	42,400	248,464
Glu Mobile Inc *	100	449
Greenfield Online Inc *	27,800	329,708
Harmonic Inc * †	106,800	811,680
Harris Stratex Networks Inc ‘A’ *	24,675	247,490
Heartland Payment Systems Inc †	19,100	439,491
Hittite Microwave Corp * †	16,800	628,656
HSW International Inc * †	8,400	42,336
Hughes Communications Inc *	6,000	304,080
Hutchinson Technology Inc *	28,800	458,208
Hypercom Corp * †	70,000	303,800
i2 Technologies Inc * †	20,725	233,364
iGate Corp *	18,000	128,160
Imation Corp †	34,100	775,434
Imergent Inc †	15,100	171,989
Immersion Corp * †	35,300	250,983
Infinera Corp *	20,400	244,800
Informatica Corp * †	99,900	1,704,294
Information Services Group Inc *	36,700	189,372
InfoSpace Inc †	38,500	445,445
infoUSA Inc	29,900	182,689
Insight Enterprises Inc *	55,425	969,938
Integral Systems Inc	11,303	330,387
Interactive Intelligence Inc *	15,600	183,612
InterDigital Inc * †	53,600	1,061,816
Intermec Inc * †	67,200	1,491,168
Intemap Network Services Corp * †	51,380	254,845
Intemet Brands Inc ‘A’ * †	1,200	8,844
Intemet Capital Group Inc * †	39,400	412,518
Intervoice Inc * †	49,200	391,632
Interwoven Inc * †	50,175	535,869
Intevac Inc *	25,200	326,340
iPass Inc * †	50,100	151,302
IPG Photonics Corp *	7,900	123,951
Isilon Systems Inc * †	11,800	57,584
Itron Inc * †	34,040	3,071,429
Ixia *	49,600	384,896
IXYS Corp *	22,000	150,260
j2 Global Communications Inc * †	56,400	1,258,848
Jack Henry & Associates Inc	89,600	2,210,432
JDA Software Group Inc *	30,600	558,450
KEMET Corp * †	97,600	394,304
Keynote Systems Inc * †	19,000	224,010
Kulicke & Soffa Industries Inc * †	67,000	320,260
L-1 Identity Solutions Inc * †	67,887	902,897
Lattice Semiconductor Corp * †	140,000	397,600
Lawson Software Inc * †	141,300	1,063,989
Limelight Networks Inc * †	14,600	47,304
Lionbridge Technologies Inc *	60,100	201,335
Liquidity Services Inc * †	10,500	84,000
Littelfuse Inc * †	26,200	916,214
LivePerson Inc *	52,800	163,680
LoJack Corp *	22,300	281,872
LoopNet Inc * †	31,600	401,320
Loral Space & Communications Inc *	10,600	252,704
LTX Corp * †	75,800	238,012
Macrovision Corp * †	60,600	818,100
Magma Design Automation Inc *	47,000	449,790
Manhattan Associates Inc *	30,200	692,486
ManTech International Corp ‘A’ *	21,900	993,384
Marchex Inc ‘B’	27,300	272,454
MasTec Inc *	42,700	350,567
Mattson Technology Inc * †	52,300	318,507
MAXIMUS Inc	21,300	781,923
Measurement Specialties Inc * †	13,500	235,845
Mentor Graphics Corp * †	102,600	905,958
MercadoLibre Inc * †	18,300	727,608
Mercury Computer Systems Inc *	27,900	156,798
Methode Electronics Inc	43,900	513,191
Micrel Inc	64,000	593,280
MICROS Systems Inc * †	92,000	3,096,720
Microsemi Corp * †	86,900	1,981,320
MicroStrategy Inc ‘A’ * †	10,935	809,081
Microtune Inc * †	53,200	194,712
Midway Games Inc * †	26,400	71,280
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
MIPS Technologies Inc * †	52,000	$205,920
MKS Instruments Inc * †	54,400	1,164,160
Monolithic Power Systems Inc * †	27,600	486,588
Monotype Imaging Holdings Inc *	9,000	135,990
Move Inc * †	115,518	355,795
MPS Group Inc *	110,600	1,307,292
MRV Communications Inc * †	156,300	214,131
MSC.Software Corp *	45,000	584,550
MTS Systems Corp	20,500	661,330
Multi-Fineline Electronix Inc * †	9,900	185,823
Ness Technologies Inc *	33,900	321,711
Net 1 U.E.P.S. Technologies Inc *	47,700	1,075,635
Netezza Corp *	7,400	70,078
NETGEAR Inc * †	39,600	790,020
Netlogic Microsystems Inc * †	19,200	463,488
NetSuite Inc *	6,100	131,394
Network Equipment Technologies Inc *	31,500	206,955
Neutral Tandem Inc *	5,500	99,055
Newport Corp * †	42,100	470,257
NextWave Wireless Inc *	23,600	119,180
NIC Inc †	37,900	269,469
Novatel Wireless Inc *	37,200	360,096
Nuance Communications Inc * †	170,556	2,969,380
Omniture Inc *	49,662	1,152,655
OmniVision Technologies Inc * †	63,100	1,061,342
ON Semiconductor Corp * †	366,850	2,083,708
On2 Technologies Inc * †	147,500	150,450
Online Resources Corp * †	35,500	341,510
OpenTV Corp ‘A’ * † (United Kingdom)	72,500	85,550
Openwave Systems Inc	98,399	241,078
Oplink Communications Inc * †	25,385	225,165
OpNext Inc * †	14,700	80,115
Optium Corp *	7,700	54,131
Orbcomm Inc * †	32,200	159,712
OSI Systems Inc * †	15,600	359,112
Packeteer Inc * †	47,000	239,230
Palm Inc †	118,954	594,770
Parametric Technology Corp *	130,720	2,088,906
Park Electrochemical Corp †	24,250	626,862
PC Connection Inc * †	6,200	49,104
PDF Solutions Inc * †	25,100	138,301
Pegasystems Inc	9,500	91,485
Perficient Inc * †	33,800	268,372
Pericom Semiconductor Corp *	31,500	462,420
Perot Systems Corp ‘A’ * †	94,100	1,415,264
Photronics Inc *	48,300	461,265
Plantronics Inc †	54,900	1,060,119
Plexus Corp * †	51,300	1,438,965
PLX Technology Inc *	24,400	162,748
PMC-Sierra Inc * †	243,800	1,389,660
Polycom Inc * †	104,300	2,350,922
Powerwave Technologies Inc * †	150,600	384,030
Progress Software Corp *	46,900	1,403,248
PROS Holdings Inc *	5,700	71,535
QAD Inc	8,900	74,849
Quality Systems Inc †	20,600	615,322
Quantum Corp *	203,200	434,848
Quest Software Inc * †	78,200	1,022,074
Rackable Systems Inc *	36,000	328,320
Radiant Systems Inc *	32,500	454,025
RadiSys Corp * †	27,350	275,962
RealNetworks Inc * †	112,800	646,344
Renaissance Learning Inc	5,800	81,142
RF Micro Devices Inc * †	302,243	803,966
RightNow Technologies Inc * †	20,500	243,950
Rimage Corp *	12,500	273,750
Rofin-Sinar Technologies Inc *	33,600	1,508,640
Rogers Corp * †	18,300	611,403
Rubicon Technology Inc *	5,900	170,982
Rudolph Technologies Inc * †	32,922	321,652
S1 Corp * †	63,918	454,457
Safeguard Scientifics Inc *	111,700	166,433
SAIC Inc *	187,150	3,479,118
Sapient Corp * †	94,000	654,240
SAVVIS Inc * †	31,520	512,830
ScanSource Inc * †	29,600	1,071,224
SeaChange International Inc *	35,000	246,050
Secure Computing Corp * †	52,350	337,658
Semitool Inc * †	22,000	183,040
Semtech Corp * †	68,700	984,471
ShoreTel Inc *	6,000	30,720
SI International Inc * †	16,600	318,554
Sigma Designs Inc * †	33,700	763,979
Silicon Graphics Inc * †	4,400	52,184
Silicon Image Inc * †	101,600	509,016
Silicon Storage Technology Inc *	90,200	236,324
SiRF Technology Holdings Inc *	68,400	348,156
Skyworks Solutions Inc * †	182,700	1,330,056
SMART Modular Technologies Inc * (Cayman)	59,300	368,253
Smith Micro Software Inc * †	34,400	210,528
Sohu.com Inc *	31,300	1,412,569
Solera Holdings Inc *	27,100	660,156
Sonic Solutions * †	28,800	277,920
SonicWALL Inc * †	73,800	602,946
Sonus Networks Inc * †	304,600	1,047,824
Sourcefire Inc * †	1,400	8,344
SourceForge Inc * †	94,900	188,851
Spansion Inc ‘A’ * †	106,200	292,050
SPSS Inc * †	21,300	826,014
SRA International Inc ‘A’ *	47,300	1,149,863
Standard Microsystems Corp * †	26,800	782,024
Starent Networks Corp *	14,000	189,000
STEC Inc *	37,900	234,601
Stratasys Inc *	24,600	437,880
SuccessFactors Inc * †	8,400	81,984
Super Micro Computer Inc *	5,100	42,585
Supertex Inc * †	14,400	293,904
Switch & Data Facilities Co Inc * †	12,700	129,667
Sybase Inc *	100,600	2,645,780
Sycamore Networks Inc * †	189,500	693,570
SYKES Enterprises Inc * †	37,000	650,830
Symmetricom Inc * †	53,800	187,762
Synaptics Inc * †	28,800	687,744
Synchronoss Technologies Inc * †	21,200	424,636
SYNNEX Corp * †	15,300	324,666
Syntel Inc †	14,800	394,420
Take-Two Interactive Software Inc * †	84,800	2,164,096
Taleo Corp ‘A’ *	19,800	384,120
Technitrol Inc	43,300	1,001,529
TechTarget Inc * †	5,600	79,352
Techwell Inc *	12,500	135,500
Tekelec *	70,400	876,480
Terremark Worldwide Inc * †	49,240	269,835
Tessera Technologies Inc * †	54,600	1,135,680
The Knot Inc * †	32,600	383,050
The Ultimate Software Group Inc * †	28,900	868,734
TheStreet.com Inc †	25,600	206,848
THQ Inc * †	75,000	1,635,000
TIBCO Software Inc *	217,500	1,552,950
TNS Inc * †	28,300	584,112
Travelzoo Inc *	10,500	115,920
Trident Microsystems Inc * †	66,600	342,990
TriQuint Semiconductor Inc *	159,804	808,608
TTM Technologies Inc * †	50,600	572,792
Tyler Technologies Inc * †	45,100	630,498
Ultra Clean Holdings Inc *	22,900	224,420
Ultratech Inc *	30,700	295,027
Unica Corp *	5,400	36,720
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
United Online Inc †	76,450	$807,312
Universal Display Corp *	31,300	448,216
UTStarcom Inc * †	124,000	352,160
ValueClick Inc * †	113,360	1,955,460
Varian Semiconductor Equipment Associates Inc * λ	1	14
VASCO Data Security International Inc * †	30,200	413,136
Veeco Instruments Inc * †	38,000	631,940
Veraz Networks Inc *	1,500	3,690
ViaSat Inc * †	27,100	588,612
Vignette Corp * †	32,000	422,720
Virtusa Corp *	1,700	16,592
VistaPrint Ltd * † (Bermuda)	49,200	1,719,540
Vocus Inc *	15,600	411,840
Volterra Semiconductor Corp *	25,300	286,649
Websense Inc *	51,800	971,250
Wind River Systems Inc *	85,900	664,866
Wright Express Corp *	45,700	1,404,361
X-Rite Inc *	34,100	203,577
Zoran Corp * †	56,806	775,970
Zygo Corp *	13,400	166,696

		216,118,213

Materials - 5.36%

A. Schulman Inc	32,800	673,384
A.M. Castle & Co †	13,900	375,300
AbitibiBowater Inc †	61,676	796,237
AEP Industries Inc * †	6,800	205,972
AMCOL International Corp †	27,300	852,579
American Vanguard Corp	17,466	290,634
Apex Silver Mines Ltd * (Cayman)	69,400	841,128
AptarGroup Inc ‡	78,600	3,059,898
Arch Chemicals Inc	27,100	1,009,746
Balchem Corp	17,275	395,943
Boise Inc * †	52,700	337,280
Brush Engineered Materials Inc *	21,400	549,338
Buckeye Technologies Inc *	39,100	436,356
Calgon Carbon Corp * †	47,200	710,360
Century Aluminum Co *	33,310	2,206,454
CF Industries Holdings Inc ‡	62,500	6,476,250
Chesapeake Corp †	21,900	105,339
Coeur d’Alene Mines Corp * †	540,800	2,184,832
Compass Minerals International Inc	36,800	2,170,464
Deltic Timber Corp †	11,000	612,700
Esmark Inc * †	10,800	122,040
Ferro Corp	49,400	734,084
Flotek Industries Inc *	23,000	335,570
General Moly Inc * †	56,900	454,631
GenTek Inc * †	8,700	261,696
Georgia Gulf Corp †	41,200	285,516
Glatfelter	50,600	764,566
Graphic Packaging Holding Co * †	61,000	178,120
Greif Inc ‘A’	36,500	2,479,445
H.B. Fuller Co	67,800	1,383,798
Haynes International Inc *	13,400	735,392
Headwaters Inc * †	44,300	584,317
Hecla Mining Co * †	136,900	1,527,804
Hercules Inc	132,700	2,427,083
Horsehead Holding Corp *	3,700	42,846
Innophos Holdings Inc	19,600	315,364
Innospec Inc	28,000	593,600
Kaiser Aluminum Corp	16,800	1,164,240
Koppers Holdings Inc	20,500	908,355
Kronos Worldwide Inc	4,604	111,187
Landec Corp *	28,000	236,040
LSB Industries Inc *	18,100	266,794
Mercer International Inc * †	29,300	204,221
Minerals Technologies Inc	21,600	1,356,480
Myers Industries Inc	28,179	369,990
Neenah Paper Inc	16,787	432,769
NewMarket Corp †	16,900	1,275,105
NL Industries Inc †	7,100	77,532
Olin Corp †	84,248	1,664,740

Olympic Steel Inc †	11,000	496,100
OM Group Inc *	33,900	1,848,906
PolyOne Corp * †	96,900	617,253
Quanex Corp	40,949	2,118,701
Rock-Tenn Co ‘A’ †	39,100	1,171,827
Rockwood Holdings Inc * †	38,900	1,274,753
Royal Gold Inc †	29,800	899,066
RTI International Metals Inc *	26,300	1,189,023
Schnitzer Steel Industries Inc ‘A’ †	24,950	1,771,949
Schweitzer-Mauduit International Inc	18,700	432,718
Sensient Technologies Corp †	53,700	1,583,613
ShengdaTech Inc * †	34,800	295,800
Silgan Holdings Inc †	28,400	1,409,492
Spartech Corp	36,800	310,960
Stepan Co †	5,300	202,619
Stillwater Mining Co * †	44,610	690,117
Symyx Technologies Inc * †	43,200	324,000
Terra Industries Inc * †	106,100	3,769,733
Texas Industries Inc †	31,210	1,876,033
Tronox Inc ‘A’	20,000	79,800
Tronox Inc ‘B’	19,400	75,660
U.S. Concrete Inc * †	33,800	128,440
Universal Stainless & Alloy *	8,600	255,506
US Gold Corp * †	66,400	168,656
Valhi Inc †	6,700	156,713
W.R. Grace & Co *	77,100	1,759,422
Wausau Paper Corp	44,100	364,266
Worthington Industries Inc †	77,000	1,298,990
Zep Inc †	25,450	412,799
Zoltek Cos Inc * †	28,500	755,820

		73,322,254

Telecommunication Services - 1.08%

Alaska Communications Systems Group Inc †	51,400	629,136
Atlantic Tele-Network Inc †	8,885	300,579
Cbeyond Inc *	23,800	447,202
Centennial Communications Corp *	32,400	191,484
Cincinnati Bell Inc *	285,200	1,214,952
Cogent Communications Group Inc * †	55,100	1,008,881
Consolidated Communications Holdings Inc †	27,057	409,366
FairPoint Communications Inc †	41,000	369,820
FiberTower Corp * †	127,800	224,928
General Communication Inc ‘A’ *	62,000	380,680
Global Crossing Ltd * (Bermuda)	40,900	620,044
Globalstar Inc * †	16,100	117,369
Hungarian Telephone & Cable Corp *	700	12,145
Ibasis Inc	29,400	120,540
ICO Global Communications Holdings Ltd *	125,400	387,486
IDT Corp ‘B’ * †	55,900	216,333
Iowa Telecommunications Services Inc †	38,300	679,059
iPCS Inc †	20,600	481,010
NTELOS Holdings Corp	29,000	701,800
PAETEC Holding Corp * †	83,660	557,176
Premiere Global Services Inc *	70,300	1,008,102
Rural Cellular Corp ‘A’ *	12,600	557,298
Shenandoah Telecommunications Co	23,500	348,740
SureWest Communications †	17,200	265,912
Syniverse Holdings Inc *	32,000	533,120
Time Warner Telecom Inc ‘A’ * †	163,110	2,526,574
USA Mobility Inc *	27,213	194,301
Virgin Mobile USA Inc ‘A’ * †	32,300	65,569
Vonage Holdings Corp * †	95,200	176,120

		14,745,726

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Utilities - 2.83%
ALLETE Inc †	29,400	$1,135,428
American States Water Co †	20,350	732,600
Aquila Inc *	404,200	1,297,482
Avista Corp †	60,400	1,181,424
Black Hills Corp †	42,900	1,534,962
Cadiz Inc *	9,800	150,724
California Water Service Group †	23,200	885,080
Central Vermont Public Service Corp †	9,800	234,220
CH Energy Group Inc †	18,200	707,980
Cleco Corp	68,000	1,508,240
Consolidated Water Co Ltd (Cayman)	16,900	372,307
El Paso Electric Co *	52,400	1,119,788
EnergySouth Inc	6,900	360,111
IDACORP Inc †	50,200	1,611,922
ITC Holdings Corp †	53,500	2,785,210
MGE Energy Inc †	22,000	749,320
New Jersey Resources Corp †	48,000	1,490,400
Nicor Inc	48,900	1,638,639
Northwest Natural Gas Co †	30,800	1,337,952
NorthWestern Corp †	41,300	1,006,481
Ormat Technologies Inc †	16,000	688,160
Otter Tail Corp	31,700	1,121,863
Piedmont Natural Gas Co Inc †	84,900	2,229,474
PNM Resources Inc †	83,500	1,041,245
Portland General Electric Co	35,900	809,545
SJW Corp †	15,000	428,850
South Jersey Industries Inc	33,700	1,183,207
Southwest Gas Corp	46,800	1,308,528
Southwest Water Co †	31,956	353,753
The Empire District Electric Co	38,700	783,675
The Laclede Group Inc	22,500	801,675
UIL Holdings Corp †	29,366	884,797
UniSource Energy Corp	40,700	905,982
Westar Energy Inc †	111,400	2,536,578
WGL Holdings Inc †	56,100	1,798,566

		38,716,168

Total Common Stocks (Cost $1,391,348,984)		1,272,758,161

CLOSED-END MUTUAL FUND - 0.02%

Kayne Anderson Energy Development Co †	8,700	216,630

Total Closed-End Mutual Fund (Cost $216,119)		216,630

	Principal
	Amount
SHORT-TERM INVESTMENT — 6.72%

Repurchase Agreement — 6.72%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $91,874,849; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $33,720,488; and Freddie Mac (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $59,989,650)	$91,870,000	$91,870,000

Total Short-Term Investment (Cost $91,870,000)		91,870,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL — 99.81% (Cost $1,483,435,103)		1,364,860,037

	Shares
SECURITIES LENDING COLLATERAL — 31.26%
The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $427,474,881)	427,474,881	427,474,881

TOTAL INVESTMENTS — 131.07% (Cost $1,910,909,984)		1,792,334,918

OTHER ASSETS & LIABILITIES, NET — (31.07%)		(424,825,508)

NET ASSETS — 100.00%		$1,367,509,410

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Less than 0.00% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(c)	Securities with an approximate aggregate market value of $18,046,942 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Russell 2000 (06/08)	272	$89,450,800	$4,388,153

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.37%

Financials - 0.37%

Washington Mutual Inc 7.750%	7,200	$5,112,000

Total Convertible Preferred Stocks (Cost $7,043,469)		5,112,000

COMMON STOCKS - 98.06%

Consumer Discretionary - 11.25%

Best Buy Co Inc †	114,100	4,730,586
Coach Inc *	136,100	4,103,415
Comcast Corp ‘A’ †	132,500	2,562,550
Fortune Brands Inc	85,300	5,928,350
Gannett Co Inc †	124,000	3,602,200
Hanesbrands Inc * †	439,712	12,839,590
Jarden Corp * †	271,700	5,906,758
Johnson Controls Inc †	186,000	6,286,800
Las Vegas Sands Corp * †	101,200	7,452,368
Leggett & Platt Inc †	231,500	3,530,375
Lowe’s Cos Inc	347,600	7,973,944
McDonald’s Corp	224,900	12,542,673
Nordstrom Inc †	172,100	5,610,460
Omnicom Group Inc	149,200	6,591,656
Phillips-Van Heusen Corp	98,900	3,750,288
Target Corp	331,200	16,785,216
The Walt Disney Co †	144,800	4,543,824
Time Warner Cable Inc ‘A’ *	166,300	4,154,174
Time Warner Inc	482,550	6,765,351
Urban Outfitters Inc * †	566,500	17,759,775
Viacom Inc ‘B’ *	107,100	4,243,302
WABCO Holdings Inc	86,633	3,952,197
Wynn Resorts Ltd	36,200	3,643,168

		155,259,020

Consumer Staples - 8.69%

Altria Group Inc	185,500	4,118,100
Avon Products Inc	182,200	7,204,188
Bare Escentuals Inc * †	193,900	4,541,138
Campbell Soup Co	145,100	4,926,145
Costco Wholesale Corp †	113,500	7,374,095
Energizer Holdings Inc * †	105,500	9,545,640
Kraft Foods Inc ‘A’	473,556	14,684,972
PepsiCo Inc	380,900	27,500,980
Philip Morris International Inc *	185,500	9,382,590
Sara Lee Corp	1,209,900	16,914,402
The Coca-Cola Co	142,600	8,680,062
The Estee Lauder Cos Inc ‘A’ †	111,200	5,098,520

		119,970,832

Energy - 10.29%

Arch Coal Inc †	127,800	5,559,300
Baker Hughes Inc	93,600	6,411,600
BJ Services Co	317,300	9,046,223
Chevron Corp	124,490	10,626,466
ConocoPhillips	177,700	13,542,517
EOG Resources Inc	121,300	14,556,000
Exxon Mobil Corp	211,900	17,922,502
Kinder Morgan Management LLC *	168,983	8,613,064
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	310,000	21,383,800
Royal Dutch Shell PLC ‘B’ ADR (United Kingdom)	63,615	4,286,379
Schlumberger Ltd (Netherlands)	129,000	11,223,000
The Williams Cos Inc	120,200	3,964,196
Transocean Inc † (Cayman)	46,663	6,308,838
Weatherford International Ltd * (Bermuda)	118,400	8,580,448

		142,024,333

Financials - 14.61%

Aflac Inc	211,800	13,756,410
American Capital Strategies Ltd †	255,400	8,724,464
American International Group Inc	121,250	5,244,062
AmeriCredit Corp * †	88,900	895,223
Astoria Financial Corp	321,600	8,734,656
Douglas Emmett Inc REIT	167,500	3,695,050
General Growth Properties Inc REIT †	35,130	1,340,912
Host Hotels & Resorts Inc REIT	33,242	529,213
Hudson City Bancorp Inc †	542,600	9,593,168
JPMorgan Chase & Co	627,224	26,939,271
Lehman Brothers Holdings Inc †	660,800	24,872,512
Marsh & McLennan Cos Inc	113,300	2,758,855
Mercury General Corp †	93,100	4,125,261
SLM Corp *	866,000	13,293,100
SunTrust Banks Inc †	165,500	9,125,670
The Goldman Sachs Group Inc †	223,500	36,964,665
The Progressive Corp †	272,300	4,375,861
Wachovia Corp †	420,238	11,346,426
Wells Fargo & Co	526,100	15,309,510

		201,624,289

Health Care - 14.94%

Allergan Inc	502,880	28,357,403
AstraZeneca PLC ADR (United Kingdom)	830,200	31,539,298
Baxter International Inc	253,100	14,634,242
Cerner Corp * †	112,700	4,201,456
DaVita Inc *	174,200	8,319,792
Forest Laboratories Inc *	948,600	37,953,486
Genentech Inc *	202,400	16,430,832
Health Net Inc *	79,700	2,454,760
ImClone Systems Inc *	171,900	7,291,998
Medtronic Inc	170,800	8,261,596
Millennium Pharmaceuticals Inc * †	750,400	11,601,184
Sepracor Inc *	147,300	2,875,296
Teva Pharmaceutical Industries Ltd ADR (Israel)	192,599	8,896,148
Thermo Fisher Scientific Inc *	57,700	3,279,668
UnitedHealth Group Inc	582,680	20,020,885

		206,118,044

Industrials - 12.72%

Caterpillar Inc	87,500	6,850,375
Cooper Industries Ltd ‘A’ (Bermuda)	72,600	2,914,890
Danaher Corp †	175,600	13,350,868
FedEx Corp	105,900	9,813,753
Fluor Corp †	114,100	16,106,356
General Electric Co	1,463,500	54,164,135
Illinois Tool Works Inc †	316,500	15,264,795
Monster Worldwide Inc * †	140,900	3,411,189
Owens Corning Inc * †	197,000	3,571,610
Parker-Hannifin Corp	51,600	3,574,332
The Boeing Co	105,900	7,875,783
Tyco International Ltd (Bermuda)	206,850	9,111,742
United Parcel Service Inc ‘B’	293,300	21,416,766
United Technologies Corp	117,400	8,079,468

		175,506,062

Information Technology - 15.22%

Affiliated Computer Services Inc ‘A’ *	194,500	9,746,395
Agilent Technologies Inc *	214,800	6,407,484
Apple Inc *	68,900	9,887,150
Ciena Corp * †	152,800	4,710,824
Cisco Systems Inc *	713,500	17,188,215
Cognizant Technology Solutions Corp ‘A’ *	220,800	6,365,664
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Dell Inc *	309,800	$6,171,216
Flextronics International Ltd * (Singapore)	2,017,600	18,945,264
Google Inc ‘A’ *	52,400	23,080,628
Intel Corp	469,800	9,950,364
Jabil Circuit Inc	1,214,500	11,489,170
Microsoft Corp	583,200	16,551,216
NetApp Inc * †	392,500	7,869,625
Oracle Corp *	586,700	11,475,852
Paychex Inc †	139,800	4,789,548
Polycom Inc * †	137,400	3,096,996
Qimonda AG ADR * (Germany)	790,400	3,406,624
QUALCOMM Inc	271,100	11,115,100
SanDisk Corp * †	55,300	1,248,121
Seagate Technology LLC † (Cayman)	433,300	9,073,302
VeriFone Holdings Inc * †	391,000	6,205,170
Visa Inc ‘A’ *	99,300	6,192,348
Yahoo! Inc * †	174,300	5,042,499

		210,008,775

Materials - 4.14%

Allegheny Technologies Inc	86,600	6,179,776
Barrick Gold Corp (Canada)	187,500	8,146,875
Celanese Corp ‘A’	100,800	3,936,240
Cleveland-Cliffs Inc †	78,800	9,441,816
Monsanto Co	21,000	2,341,500
Nucor Corp	99,400	6,733,356
Potash Corp of Saskatchewan Inc (Canada)	84,800	13,161,808
Vulcan Materials Co †	108,900	7,230,960

		57,172,331

Telecommunication Services - 4.06%

American Tower Corp ‘A’ *	506,000	19,840,260
AT&T Inc	771,100	29,533,130
Time Warner Telecom Inc ‘A’ * †	427,100	6,615,779

		55,989,169

Utilities - 2.14%

Allegheny Energy Inc	83,200	4,201,600
CMS Energy Corp †	458,300	6,205,382
Edison International	101,100	4,955,922
MDU Resources Group Inc †	102,000	2,504,100
Pinnacle West Capital Corp †	153,700	5,391,796
The AES Corp *	378,600	6,311,262

		29,570,062

Total Common Stocks (Cost $1,349,607,268)		1,353,242,917

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.59%

Repurchase Agreement - 1.59%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $21,933,158; collateralized by Freddie Mac (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $22,373,925)	$21,932,000	21,932,000

Total Short-Term Investment (Cost $21,932,000)		21,932,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.02% (Cost $1,378,582,737)		1,380,286,917

SECURITIES LENDING COLLATERAL - 16.28%

The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $224,657,454)	224,657,454	224,657,454

TOTAL INVESTMENTS - 116.30% (Cost $1,603,240,191)		1,604,944,371

OTHER ASSETS & LIABILITIES, NET — (16.30%)		(224,896,379)

NET ASSETS - 100.00%		$1,380,047,992

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.40%
Financials - 0.40%

SLM Corp 7.250%	760	$622,440
Washington Mutual Inc 7.750%	350	248,500

		870,940

Total Convertible Preferred Stocks (Cost $1,107,802)		870,940

COMMON STOCKS - 98.23%

Consumer Discretionary - 15.26%

Best Buy Co Inc †	56,900	2,359,074
Coach Inc *	20,900	630,135
Gannett Co Inc †	23,000	668,150
Jarden Corp * †	54,100	1,176,134
Las Vegas Sands Corp * †	83,100	6,119,484
Lowe’s Cos Inc	179,700	4,122,318
McDonald’s Corp	12,300	685,971
Omnicom Group Inc †	11,400	503,652
Starbucks Corp *	2,900	50,750
Target Corp	140,060	7,098,241
The Home Depot Inc	22,300	623,731
The Walt Disney Co	19,700	618,186
Time Warner Cable Inc ‘A’ *	94,900	2,370,602
Time Warner Inc	187,210	2,624,684
Urban Outfitters Inc * †	105,600	3,310,560
Wynn Resorts Ltd	7,100	714,544

		33,676,216

Consumer Staples - 6.94%

Avon Products Inc	32,600	1,289,004
Bare Escentuals Inc * †	95,600	2,238,952
Energizer Holdings Inc *	31,300	2,832,024
PepsiCo Inc	88,600	6,396,920
The Coca-Cola Co	12,500	760,875
The Estee Lauder Cos Inc ‘A’	23,000	1,054,550
Walgreen Co	19,200	731,328

		15,303,653

Energy - 3.40%

Baker Hughes Inc	14,900	1,020,650
EOG Resources Inc	8,800	1,056,000
Schlumberger Ltd (Netherlands)	42,600	3,706,200
Weatherford International Ltd * (Bermuda)	23,700	1,717,539

		7,500,389

Financials - 6.17%

Aflac Inc	30,600	1,987,470
American International Group Inc	56,200	2,430,650
Hudson City Bancorp Inc	50,100	885,768
JPMorgan Chase & Co	35,900	1,541,905
SLM Corp *	72,000	1,105,200
The Goldman Sachs Group Inc	22,100	3,655,119
The Progressive Corp	28,200	453,174
Wachovia Corp	57,200	1,544,400

		13,603,686

Health Care - 19.59%

Allergan Inc	73,800	4,161,582
Amylin Pharmaceuticals Inc * †	10,500	306,705
AstraZeneca PLC ADR (United Kingdom)	14,800	562,252
Baxter International Inc	76,300	4,411,666
Cerner Corp * †	84,200	3,138,976
DaVita Inc *	12,400	592,224
Forest Laboratories Inc *	38,700	1,548,387
Genentech Inc *	123,900	10,058,202
ImClone Systems Inc *	92,400	3,919,608
Medtronic Inc	92,500	4,474,225
Millennium Pharmaceuticals Inc * †	266,200	4,115,452
Sepracor Inc * †	93,100	1,817,312
Teva Pharmaceutical Industries Ltd ADR (Israel)	29,036	1,341,173
UnitedHealth Group Inc	80,900	2,779,724

		43,227,488

Industrials - 10.96%

Danaher Corp †	38,400	2,919,552
FedEx Corp	14,400	1,334,448
Fluor Corp	23,400	3,303,144
General Electric Co	124,700	4,615,147
Illinois Tool Works Inc †	95,500	4,605,965
Monster Worldwide Inc *	19,600	474,516
Southwest Airlines Co †	126,100	1,563,640
The Boeing Co	16,300	1,212,231
United Parcel Service Inc ‘B’	47,800	3,490,356
United Technologies Corp	9,720	668,930

		24,187,929

Information Technology - 31.97%

Adobe Systems Inc *	53,900	1,918,301
Affiliated Computer Services Inc ‘A’ *	28,900	1,448,179
Agilent Technologies Inc *	56,486	1,684,977
Altera Corp	160,000	2,948,800
Apple Inc *	26,000	3,731,000
Brocade Communications Systems Inc * †	360,700	2,633,110
Ciena Corp * †	56,600	1,744,978
Cisco Systems Inc *	165,230	3,980,391
Corning Inc	42,900	1,031,316
Dell Inc *	17,400	346,608
eBay Inc *	158,800	4,738,592
Flextronics International Ltd * (Singapore)	75,600	709,884
Google Inc ‘A’ *	27,800	12,245,066
Jabil Circuit Inc	149,800	1,417,108
KLA-Tencor Corp †	40,500	1,502,550
Maxim Integrated Products Inc	16,800	342,552
Microsoft Corp	166,570	4,727,257
Oracle Corp *	42,400	829,344
Paychex Inc †	107,000	3,665,820
Polycom Inc * †	56,200	1,266,748
QUALCOMM Inc	120,810	4,953,210
SanDisk Corp * †	21,800	492,026
SAP AG ADR † (Germany)	12,700	629,539
Seagate Technology LLC — Escrow Shares * (Cayman)	17,600	1,760
VeriFone Holdings Inc * †	231,300	3,670,731
Xilinx Inc	27,800	660,250
Yahoo! Inc * †	249,600	7,220,928

		70,541,025

Materials - 1.85%

Allegheny Technologies Inc	24,900	1,776,864
Cleveland-Cliffs Inc †	12,900	1,545,678
Monsanto Co	6,800	758,200

		4,080,742

Telecommunication Services - 1.75%

American Tower Corp ‘A’ *	26,500	1,039,065
Level 3 Communications Inc * †	556,600	1,179,992
Time Warner Telecom Inc ‘A’ * †	106,600	1,651,234

		3,870,291

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Utilities - 0.34%

Allegheny Energy Inc	15,000	$757,500

Total Common Stocks (Cost $222,668,977)		216,748,919

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.59%

Repurchase Agreement - 1.59%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $3,500,185; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $3,571,050)	$3,500,000	3,500,000

Total Short-Term Investment (Cost $3,500,000)		3,500,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.22% (Cost $227,276,779)		221,119,859

	Shares
SECURITIES LENDING COLLATERAL - 20.55%

The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $45,350,987)	45,350,987	45,350,987

TOTAL INVESTMENTS - 120.77% (Cost $272,627,766)		266,470,846

OTHER ASSETS & LIABILITIES, NET — (20.77%)		(45,826,859)

NET ASSETS - 100.00%		$220,643,987

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
MUTUAL FUND — 100.05%

American Funds Insurance Series®
Growth-Income Fund — Class 1	49,106,241	$1,901,884,733

TOTAL INVESTMENTS — 100.05% (Cost $1,954,146,355)		1,901,884,733

OTHER ASSETS & LIABILITIES, NET — (0.05%)		(864,136)

NET ASSETS — 100.00%		$1,901,020,597

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
MUTUAL FUND — 100.05%

American Funds Insurance Series®
Growth Fund — Class 1	23,502,677	$1,432,018,134

TOTAL INVESTMENTS — 100.05% (Cost $1,421,216,612)		1,432,018,134

OTHER ASSETS & LIABILITIES, NET — (0.05%)		(699,039)

NET ASSETS — 100.00%		$1,431,319,095

American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth-Income and Growth Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Funds’ webpage at http://www.pacificlife.com. American Funds and American Funds Insurance Series are registered trademarks of American Funds Distributors, Inc.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.10%

Consumer Discretionary - 15.93%

DISH Network Corp ‘A’ *	1,313,600	$37,739,728
Liberty Media Corp — Entertainment ‘A’ *	1,801,060	40,775,998
Liberty Media Corp — Interactive ‘A’ * †	2,130,486	34,386,044
McDonald’s Corp	1,287,000	71,775,990
News Corp ‘B’	4,096,500	77,997,360
SES FDR + (Luxembourg)	862,000	18,216,731
Target Corp	663,700	33,636,316
The E.W. Scripps Co ‘A’ †	870,700	36,578,107
The Home Depot Inc	1,233,400	34,498,198
Time Warner Inc	3,953,200	55,423,864

		441,028,336

Consumer Staples - 8.97%

Altria Group Inc	1,394,800	30,964,560
Kimberly-Clark Corp	893,600	57,681,880
Kraft Foods Inc ‘A’	1,082,278	33,561,441
Philip Morris International Inc *	1,394,800	70,548,984
Wal-Mart Stores Inc	1,052,900	55,466,772

		248,223,637

Energy - 8.25%

Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	534,800	36,890,504
Suncor Energy Inc (Canada)	354,714	34,176,694
Total SA ADR † (France)	1,404,500	103,947,045
Transocean Inc † (Cayman)	395,020	53,406,704

		228,420,947

Financials - 24.63%

Aflac Inc	710,300	46,133,985
American Express Co	1,470,800	64,303,376
American International Group Inc	948,700	41,031,275
Bank of America Corp †	1,325,800	50,261,078
Capital One Financial Corp †	1,260,000	62,017,200
JPMorgan Chase & Co	1,695,300	72,813,135
Lehman Brothers Holdings Inc †	598,075	22,511,543
Loews Corp	1,802,800	72,508,616
Marsh & McLennan Cos Inc	1,475,239	35,922,070
Merrill Lynch & Co Inc †	652,190	26,570,221
The Bank of New York Mellon Corp	623,952	26,037,517
The Chubb Corp	804,200	39,791,816
The Travelers Cos Inc	846,200	40,490,670
Wachovia Corp †	1,149,300	31,031,100
Wells Fargo & Co †	1,739,400	50,616,540

		682,040,142

Health Care - 5.45%

Abbott Laboratories	981,300	54,118,695
Novartis AG ADR (Switzerland)	910,400	46,639,792
UnitedHealth Group Inc	716,000	24,601,760
WellPoint Inc *	579,300	25,564,509

		150,924,756

Industrials - 12.72%

Avery Dennison Corp †	659,300	32,470,525
General Electric Co	2,976,900	110,175,069
Raytheon Co	736,400	47,578,804
Textron Inc	1,281,700	71,031,814
The Boeing Co	411,200	30,580,944
United Technologies Corp	878,500	60,458,370

		352,295,526

Information Technology - 5.43%

Comverse Technology Inc *	1,378,700	21,231,980
EchoStar Corp ‘A’ *	260,080	7,682,763
International Business Machines Corp	428,800	49,372,032
Microsoft Corp	1,241,800	35,242,284
Texas Instruments Inc †	1,302,800	36,830,156

		150,359,215

Materials - 3.40%

Air Products & Chemicals Inc	523,300	48,143,600
E.I. du Pont de Nemours & Co	985,500	46,081,980

		94,225,580

Telecommunication Services - 5.92%

AT&T Inc	2,501,151	95,794,083
Embarq Corp	1,127,101	45,196,750
Sprint Nextel Corp †	3,417,219	22,861,195

		163,852,028

Utilities - 2.40%

Sempra Energy	1,248,000	66,493,440

Total Common Stocks (Cost $2,555,980,504)		2,577,863,607

	Principal
	Amount
SHORT-TERM INVESTMENTS - 6.64%

Repurchase Agreements - 6.64%

Lehman Brothers Holdings Inc 2.250% due 04/01/08 (Dated 03/31/08, repurchase price of $73,390,587; collateralized by Residual Funding Corp (PO): 0.000% due 04/15/30 and market value $74,854,555)	$73,386,000	73,386,000
Merrill Lynch & Co Inc 2.250% due 04/01/08 (Dated 03/31/08, repurchase price of $110,560,910; collateralized by Fannie Mae (U.S. Govt Agency Issue): 6.300% due 06/13/22 and market value $12,078,840, and 6.460% due 02/21/36 and market value $51,124,440; and Federal Home Loan Bank: 2.106% due 08/27/08 and market value $49,561,800)	110,554,000	110,554,000

		183,940,000

Total Short-Term Investments (Cost $183,940,000)		183,940,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.74% (Cost $2,739,920,504)		2,761,803,607

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL — 7.10%

The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $196,593,713)	196,593,713	$196,593,713

TOTAL INVESTMENTS — 106.84% (Cost $2,936,514,217)		2,958,397,320

OTHER ASSETS & LIABILITIES, NET — (6.84%)		(189,352,639)

NET ASSETS — 100.00%		$2,769,044,681

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $18,216,731 or 0.66% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.03%

Consumer Discretionary - 4.18%

Amazon.com Inc *	8,810	$628,153
Ctrip.com International Ltd ADR (Cayman)	9,852	522,353
Knology Inc *	25,055	324,462
priceline.com Inc * †	11,430	1,381,430
Shutterfly Inc * †	33,870	503,647
Sony Corp ADR (Japan)	9,880	395,892

		3,755,937

Energy - 3.36%

Cameron International Corp * †	10,980	457,207
FMC Technologies Inc * †	19,830	1,128,129
National Oilwell Varco Inc *	24,450	1,427,391

		3,012,727

Health Care - 1.57%

Cerner Corp * †	11,830	441,022
Hologic Inc *	7,330	407,548
Masimo Corp *	7,680	199,680
Omnicell Inc * †	14,050	282,405
TranS1 Inc * †	6,838	79,663

		1,410,318

Industrials - 6.95%

ABB Ltd ADR (Switzerland)	21,590	581,203
First Solar Inc *	7,010	1,620,291
FTI Consulting Inc *	6,355	451,459
Huron Consulting Group Inc *	8,250	342,788
Koninklijke Philips Electronics NV ‘NY’ (Netherlands)	9,280	355,795
L-3 Communications Holdings Inc	4,220	461,415
McDermott International Inc * (Panama)	23,150	1,269,083
SunPower Corp ‘A’ * †	15,530	1,157,140

		6,239,174

Information Technology - 69.63%

Accenture Ltd ‘A’ (Bermuda)	26,250	923,212
Adobe Systems Inc *	47,836	1,702,483
Affiliated Computer Services Inc ‘A’ *	23,080	1,156,539
Agilent Technologies Inc *	29,300	874,019
Altera Corp	27,140	500,190
Amdocs Ltd * (United Kingdom)	26,850	761,466
Amphenol Corp ‘A’	14,480	539,380
Analog Devices Inc	21,410	632,023
ANSYS Inc *	14,240	491,565
Apple Inc *	3,570	512,295
ASML Holding NV ‘NY’ * † (Netherlands)	47,393	1,175,820
Atheros Communications Inc *	29,036	605,110
ATMI Inc *	13,310	370,417
AU Optronics Corp ADR (Taiwan)	38,215	656,916
Autodesk Inc *	23,720	746,706
Avnet Inc *	16,820	550,519
Baidu.com Inc ADR * (Cayman)	2,880	690,134
Blackboard Inc *	13,820	460,621
BMC Software Inc *	29,030	944,056
Citrix Systems Inc *	30,749	901,868
Cognizant Technology Solutions Corp ‘A’ *	44,240	1,275,439
Concur Technologies Inc * †	14,676	455,690
Corning Inc	16,920	406,757
Cypress Semiconductor Corp *	23,620	557,668
DST Systems Inc * †	10,760	707,362
eBay Inc *	64,460	1,923,486
Electronic Arts Inc *	17,070	852,134
Equinix Inc * †	14,040	933,520
Fiserv Inc *	20,920	1,006,043
FormFactor Inc * †	23,510	449,041
Google Inc ‘A’ *	1,898	836,012
Harris Corp	23,720	1,151,132
Hewlett-Packard Co	19,960	911,374
Hittite Microwave Corp * †	24,200	905,564
International Business Machines Corp	10,850	1,249,269
Intuit Inc *	33,990	918,070
Itron Inc * †	5,530	498,972
Lam Research Corp *	40,460	1,546,381
LG Display Co Ltd ADR † (South Korea)	24,520	547,532
Marvell Technology Group Ltd * (Bermuda)	18,650	202,912
Maxim Integrated Products Inc	46,330	944,669
McAfee Inc *	37,540	1,242,199
Microchip Technology Inc †	29,750	973,717
Microsoft Corp	28,630	812,519
Nintendo Co Ltd + (Japan)	6,320	3,306,653
Nokia OYJ ADR (Finland)	262,400	8,352,192
Nuance Communications Inc * †	30,660	533,791
NVIDIA Corp *	101,343	2,005,578
Oracle Corp *	61,650	1,205,874
QUALCOMM Inc	79,630	3,264,830
Research In Motion Ltd * (Canada)	13,040	1,463,479
salesforce.com inc * †	17,400	1,006,938
Satyam Computer Services Ltd ADR † (India)	51,745	1,168,920
Silicon Laboratories Inc *	8,530	269,036
Tessera Technologies Inc * †	36,067	750,194
VeriSign Inc * †	29,810	990,884
VistaPrint Ltd * † (Bermuda)	11,540	403,323
Vocus Inc *	40,281	1,063,418
Western Digital Corp *	9,040	244,442

		62,532,353

Materials - 1.73%

Monsanto Co	13,940	1,554,310

Telecommunication Services - 7.61%

America Movil SAB de CV ‘L’ ADR (Mexico)	6,510	414,622
American Tower Corp ‘A’ *	47,481	1,861,730
Crown Castle International Corp *	39,110	1,348,904
Millicom International Cellular SA * (Luxembourg)	8,710	823,530
Mobile TeleSystems ADR (Russia)	14,470	1,097,549
SBA Communications Corp ‘A’ * †	43,250	1,290,148

		6,836,483

Total Common Stocks (Cost $90,572,864)		85,341,302

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.88%

Repurchase Agreement - 5.88%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $5,276,278; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $5,386,500)	$5,276,000	5,276,000

Total Short-Term Investment (Cost $5,276,000)		5,276,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.91% (Cost $95,848,864)		90,617,302

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.89%

The Mellon GSL DBT II Collateral Fund 3.192% Δ (Cost $16,060,713)	16,060,713	$16,060,713

TOTAL INVESTMENTS - 118.80% (Cost $111,909,577)		106,678,015

OTHER ASSETS & LIABILITIES, NET — (18.80%)		(16,880,611)

NET ASSETS - 100.00%		$89,797,404

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $3,306,653 or 3.68% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 17.35%

Consumer Discretionary - 1.16%

Comcast Corp
5.850% due 01/15/10	$8,250,000	$8,483,656
Cox Communications Inc
4.625% due 01/15/10	5,100,000	5,104,616
Time Warner Inc
6.750% due 04/15/11	5,100,000	5,248,104

		18,836,376

Financials - 13.22%

American General Finance Corp
4.875% due 05/15/10	7,000,000	7,002,345
ANZ Capital Trust Inc
4.484% due 12/15/53 ~ ж	16,150,000	15,968,151
European Investment Bank (Luxembourg)
3.250% due 02/15/11	47,000,000	47,530,160
Genworth Financial Inc
5.231% due 05/16/09	4,500,000	4,540,572
Greater Bay Bancorp
5.125% due 04/15/10	2,900,000	3,034,882
ING Capital Funding Trust III
8.439% due 12/29/49 §	9,750,000	9,733,347
iStar Financial Inc
5.125% due 04/01/11	5,000,000	3,852,505
Kreditanstalt fuer Wiederaufbau (Germany)
4.500% due 09/21/09	65,700,000	67,771,390
Mizuho JGB Investment LLC
9.870% due 06/30/08 ~ § ж	8,695,000	8,731,658
Monumental Global Funding II
3.900% due 06/15/09 ~ ж	7,915,000	7,898,933
Morgan Stanley
5.050% due 01/21/11 †	8,250,000	8,281,779
PNC Funding Corp
6.500% due 05/01/08	2,000,000	2,003,396
Pricoa Global Funding I
4.200% due 01/15/10 ~ ж	7,575,000	7,729,378
The Royal Bank of Scotland Group PLC (United Kingdom)
9.118% due 03/31/10	2,650,000	2,674,555
Wachovia Capital Trust III
5.800% due 09/15/99 §	3,875,000	2,762,650
Waddell & Reed Financial Inc
5.600% due 01/15/11	4,350,000	4,442,516
Washington Mutual Inc
8.250% due 04/01/10	6,629,000	5,769,749
Wells Fargo & Co
4.875% due 01/12/11	4,550,000	4,631,936

		214,359,902

Health Care - 0.49%

UnitedHealth Group Inc
5.125% due 11/15/10	7,725,000	7,871,675

Industrials - 0.96%

GATX Financial Corp
5.125% due 04/15/10	4,850,000	4,904,829
John Deere Capital Corp
5.400% due 04/07/10	10,250,000	10,690,606

		15,595,435

Telecommunication Services - 1.52%

Deutsche Telekom International Finance BV (Netherlands)
8.000% due 06/15/10	7,800,000	8,347,895
SBC Communications Inc
5.300% due 11/15/10	8,000,000	8,305,776
Verizon Communications Inc
7.510% due 04/01/09 ‡	7,750,000	8,016,368

		24,670,039

Total Corporate Bonds & Notes (Cost $279,589,033)		281,333,427

MORTGAGE-BACKED SECURITIES - 54.50%

Collateralized Mortgage Obligations - 25.88%

Adjustable Rate Mortgage Trust
4.996% due 04/25/35 “ §	960,908	944,173
Banc of America Commercial Mortgage Inc
5.181% due 09/10/47 “ §	8,000,000	7,973,910
Banc of America Mortgage Securities Inc
5.646% due 05/25/34 “ §	667,117	667,183
Bear Stearns Adjustable Rate Mortgage Trust
4.452% due 04/25/34 “ §	1,454,269	1,272,481
4.777% due 11/25/34 “ §	3,755,672	3,645,135
5.069% due 06/25/35 “ §	3,553,336	3,457,265
Bear Stearns Alt-A Trust
2.949% due 01/25/35 “ §	4,206,533	3,862,182
3.239% due 04/25/34 “ §	1,196,401	866,587
Bear Stearns Alt-A Trust II
6.264% due 09/25/47 “ §	9,260,595	7,516,177
Chase Mortgage Finance Corp
4.137% due 02/25/37 “ §	17,400,155	16,777,552
4.170% due 02/25/37 “ §	1,776,511	1,761,399
4.353% due 02/25/37 “ §	12,074,635	11,593,010
4.472% due 02/25/37 “ §	6,351,528	6,094,441
4.604% due 02/25/37 “ §	5,204,140	5,115,569
4.822% due 02/25/37 “ §	6,870,542	6,909,196
Countrywide Alternative Loan Trust
2.836% due 11/20/35 “ §	4,266,017	3,393,831
2.856% due 11/20/35 “ §	9,930,428	7,954,218
2.859% due 12/25/35 - 01/25/46 “ § ±	8,945,918	6,601,279
2.899% due 12/25/35 “ §	10,196,355	8,054,603
3.449% due 11/20/35 “ §	5,136,560	4,073,418
3.499% due 11/20/35 “ §	4,565,831	3,193,500
5.736% due 09/25/35 “ §	1,103,093	768,843
Countrywide Home Loan Mortgage
Pass-Through Trust
2.839% due 03/25/36 “ §	3,536,679	2,666,594
4.503% due 02/19/34 “ §	6,151,946	5,849,804
4.552% due 11/20/34 “ §	1,219,286	1,076,197
4.902% due 08/20/35 “ §	4,546,958	3,712,943
7.420% due 08/25/33 “ §	54,349	55,704
CS First Boston Mortgage Securities Corp
3.079% due 01/25/33 “ §	193,870	179,624
6.530% due 06/15/34 “	20,000,000	20,542,602
CS First Boston Mortgage Securities Corp (IO)
1.545% due 11/15/36 ~ “ § ж	18,647,962	411,191
1.649% due 05/15/38 ~ “ § ж	15,970,634	484,801
5.500% due 04/25/33 - 06/25/33 “ ± ж	219,376	6,218
5.750% due 05/25/33 “ ж	39,048	225
Downey Savings & Loan Association Mortgage Loan Trust
2.849% due 10/19/45 “ §	5,838,029	4,530,704
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Fannie Mae
0.000% due 04/25/36 “ § ж	$1,121,938	$1,170,555
3.549% due 10/25/31 “ §	5,114,893	5,184,790
5.000% due 01/25/25 “	6,948,063	7,024,419
6.500% due 08/25/08 “	314,023	314,991
First Horizon Alternative Mortgage Securities
5.318% due 07/25/35 “ §	1,956,672	1,650,190
6.583% due 03/25/35 “ §	1,494,400	1,361,189
First Horizon Asset Securities Inc
4.750% due 12/25/34 “ §	480,932	459,966
Freddie Mac
0.000% due 05/15/36 - 03/15/37 “ § ± ж	7,513,673	7,423,883
7.000% due 09/15/30 “	3,272,062	3,440,697
GE Capital Commercial Mortgage Corp
5.333% due 11/10/45 “ §	13,000,000	13,081,549
Harborview Mortgage Loan Trust
2.799% due 01/19/36 “ §	1,359,971	1,056,553
2.809% due 01/19/36 “ §	7,731,109	5,526,526
2.869% due 11/19/35 “ §	1,875,389	1,485,772
2.876% due 06/20/35 “ §	1,706,263	1,330,415
Impac CMB Trust
2.849% due 10/25/35 “ §	4,123,313	2,947,719
Impac Secured Assets CMN Owner Trust
2.849% due 03/25/36 “ §	6,423,828	4,648,808
IndyMac Index Mortgage Loan Trust
2.819% due 04/25/46 “ §	6,001,853	4,554,829
5.376% due 08/25/35 “ §	2,069,198	1,742,757
JPMorgan Chase Commercial Mortgage Securities Corp
4.738% due 07/15/42 “	16,000,000	15,725,541
JPMorgan Mortgage Trust
4.071% due 07/25/35 “ §	1,754,374	1,613,647
4.201% due 07/25/35 “ §	5,440,606	5,300,937
4.749% due 07/25/35 “ §	3,368,294	3,254,693
4.766% due 07/25/35 “ §	5,101,588	4,909,311
Lehman XS Trust
5.076% due 03/25/47 “ §	12,544,236	8,446,955
Luminent Mortgage Trust
2.789% due 07/25/36 “ §	2,732,913	2,056,364
MASTR Adjustable Rate Mortgages Trust
2.979% due 11/25/34 “ §	129,395	122,665
5.176% due 12/25/46 “ §	2,445,997	1,649,475
6.383% due 09/25/34 “ §	1,076,534	1,066,101
Merrill Lynch Mortgage Investors Inc
5.135% due 12/25/35 “ §	5,582,000	5,058,129
7.074% due 07/25/33 “ §	147,844	149,238
MortgageIT Trust
2.859% due 12/25/35 “ §	4,245,980	3,439,107
Prudential Commercial Mortgage Trust (IO)
1.615% due 02/11/36 ~ “ § ж	30,869,969	1,146,431
Residential Accredit Loans Inc
5.326% due 01/25/46 “ §	5,204,392	3,547,450
6.550% due 11/25/37 “ §	7,352,569	6,130,432
Sequoia Mortgage Trust
5.409% due 11/20/34 “ §	1,226,980	1,150,606
Structured Adjustable Rate Mortgage Loan Trust
2.939% due 08/25/35 “ §	809,685	635,198
4.380% due 05/25/34 “ §	1,652,385	1,543,026
4.711% due 06/25/34 “ §	6,029,128	6,104,847
5.250% due 09/25/34 “ §	709,805	603,095
5.450% due 11/25/34 “ §	3,080,252	2,794,661
6.814% due 02/25/35 “ §	956,239	923,179
6.975% due 02/25/34 “ §	100,485	100,034
6.982% due 03/25/34 “ §	277,833	276,406
7.105% due 05/25/34 “ §	649,511	659,454
Structured Asset Mortgage Investments Inc
2.829% due 02/25/36 “ §	12,560,704	9,202,215
5.826% due 08/25/47 “ §	7,892,648	5,635,707
Structured Asset Securities Corp
4.500% due 09/25/33 “ §	559,401	559,430
4.530% due 09/25/33 “ §	2,000,000	2,003,976
4.700% due 11/25/33 “ §	1,731,324	1,668,254
5.000% due 07/25/33 “ §	959,178	894,402
Washington Mutual Mortgage Pass-Through Certificates
2.859% due 11/25/45 “ §	8,283,275	6,686,447
2.869% due 12/26/45 “ §	5,363,971	4,277,132
2.889% due 07/25/45 - 10/25/45 “ § ±	13,568,398	10,628,519
2.919% due 08/25/45 “ §	3,826,815	2,975,244
4.243% due 06/25/34 “ §	2,151,815	2,090,055
4.836% due 09/25/35 “ §	9,000,000	7,562,362
5.026% due 03/25/47 “ §	5,828,652	3,792,978
5.166% due 11/25/46 “ §	14,404,262	9,554,337
5.246% due 09/25/46 “ §	2,672,354	1,821,553
5.286% due 09/25/46 “ §	14,922,642	10,174,684
Washington Mutual Mortgage Pass-Through Certificates (IO)
0.479% due 02/25/34 “ § ж	6,666,034	21,784
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 “	2,556,764	2,559,545
Wells Fargo Mortgage-Backed Securities Trust
4.541% due 02/25/35 “ §	10,905,071	10,850,116
5.109% due 03/25/36 “ §	18,779,501	17,862,661
5.572% due 10/25/35 “ §	5,017,434	4,943,854
5.597% due 07/25/36 “ §	9,358,721	9,073,917

		419,664,321

Fannie Mae - 18.49%

3.424% due 08/01/33 “ §	9,839,888	9,812,307
4.000% due 11/01/13 † “	8,027,622	8,075,469
4.259% due 03/01/35 “ §	2,672,236	2,665,662
4.262% due 05/01/33 “ §	4,624,455	4,630,089
4.325% due 01/01/35 “ §	2,580,788	2,617,116
4.371% due 12/01/33 “ §	5,647,092	5,640,708
4.500% due 06/01/18 - 12/01/18 “ ±	2,800,000	2,808,313
4.500% due 02/01/34 “ §	4,667,270	4,707,868
4.528% due 12/01/33 “ §	7,224,495	7,238,349
4.571% due 07/01/35 “ §	11,937,392	12,269,424
4.577% due 04/01/35 “ §	3,431,803	3,469,028
4.586% due 05/01/35 † “ §	8,897,279	8,969,759
4.588% due 02/01/34 “ §	9,237,624	9,391,208
4.599% due 01/01/35 “ §	4,667,213	4,731,624
4.602% due 01/01/34 “ §	14,065,697	14,231,788
4.649% due 07/01/35 “ §	5,036,916	5,063,168
4.667% due 08/01/35 “ §	8,676,847	8,759,812
4.673% due 04/01/33 “ §	1,655,271	1,679,913
4.733% due 07/01/35 “ §	8,351,311	8,437,170
4.738% due 08/01/35 “ §	11,162,290	11,380,716
4.766% due 06/01/35 “ §	4,598,648	4,679,388
4.847% due 11/01/35 † “ §	4,859,138	4,849,434
4.858% due 06/01/33 “ §	3,543,232	3,616,472
4.924% due 07/01/35 “ §	6,358,416	6,467,358
4.934% due 06/01/35 “ §	5,722,056	5,845,394
5.045% due 05/01/35 “ §	2,935,990	2,953,218
5.080% due 12/01/35 “ §	3,831,117	3,894,908
5.453% due 04/01/34 “ §	4,706,868	4,755,169
5.500% due 01/01/09 - 06/01/20 “ ±	40,949,933	42,026,477
5.604% due 02/01/33 “ §	2,203,348	2,241,532
6.000% due 01/01/18 “	10,108,020	10,436,012
6.087% due 02/01/33 “ §	996,529	1,007,611
6.500% due 05/01/33 - 12/01/37 “ ±	5,296,898	5,509,361
6.618% due 10/01/34 “ §	3,628,891	3,668,978
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
7.000% due 05/01/33 - 11/01/37 “ ±	$18,591,666	$19,544,430
7.125% due 05/01/33 “ §	208,749	211,148
7.500% due 10/01/37 † “	39,201,555	41,464,833

		299,751,214

Freddie Mac - 7.44%

4.000% due 02/01/14 - 04/01/14 “ ±	13,663,159	13,751,532
4.356% due 03/01/35 “ §	2,973,995	2,999,519
4.369% due 12/01/35 † “ §	11,230,096	11,500,032
4.411% due 02/01/35 “ §	4,803,567	4,795,493
4.500% due 04/01/18 - 08/01/20 “ ±	3,561,399	3,557,093
4.581% due 02/01/34 “ §	9,596,029	9,630,673
4.582% due 08/01/35 † “ §	8,196,354	8,371,503
4.911% due 09/01/35 “ §	10,222,090	10,371,083
5.195% due 03/01/35 “ §	3,491,432	3,519,342
5.500% due 02/01/12 - 11/01/21 “ ±	38,853,046	39,845,723
6.000% due 04/01/33 † “	10,926,447	11,267,505
7.000% due 11/01/37 “	914,065	960,434

		120,569,932

Government National Mortgage Association - 2.69%

4.750% due 01/20/35 “ §	7,333,121	7,356,929
5.250% due 07/20/34 “ §	8,854,938	9,077,261
5.500% due 07/15/20 “	3,454,265	3,543,213
5.500% due 09/20/34 “ §	4,705,437	4,752,965
6.000% due 01/15/22 “	18,285,759	18,889,341

		43,619,709

Total Mortgage-Backed Securities (Cost $938,189,764)		883,605,176

ASSET-BACKED SECURITIES - 3.33%

AmeriCredit Automobile Receivables Trust
4.470% due 05/06/10 “	1,560,561	1,561,440
Chase Issuance Trust
4.960% due 09/17/12 “	17,000,000	17,528,865
CIT Mortgage Loan Trust
3.599% due 10/25/37 ~ “ § ж	7,168,175	6,451,359
3.849% due 10/25/37 ~ “ § ж	2,000,000	1,300,000
4.049% due 10/25/37 ~ “ § ж	3,850,000	2,117,500
Countrywide Home Equity Loan Trust
3.038% due 12/15/29 “ §	643,100	581,586
3.038% due 04/15/30 “ §	1,584,975	1,104,597
3.078% due 10/15/28 “ §	1,116,954	984,433
3.078% due 06/15/29 “ §	1,023,048	793,803
GMAC Mortgage Corp Loan Trust
7.000% due 09/25/37 “	3,517,450	2,006,529
Household Home Equity Loan Trust
2.886% due 09/20/33 “ §	2,204,719	1,970,047
3.736% due 11/20/36 “ §	7,307,928	6,327,065
Lehman XS Trust
2.869% due 02/25/36 “ §	8,300,954	6,569,939
2.899% due 11/25/35 “ §	5,834,626	4,599,775

Total Asset-Backed Securities (Cost $63,112,468)		53,896,938

U.S. GOVERNMENT AGENCY ISSUE - 2.77%

Federal Home Loan Bank
7.625% due 05/14/10 †	40,500,000	44,952,408

Total U.S. Government Agency Issue (Cost $44,427,587)		44,952,408

SHORT-TERM INVESTMENTS - 21.13%

Repurchase Agreements - 21.13%

CS First Boston 2.750% due 04/01/08 (Dated 03/31/08, repurchase price of $342,026,125; collateralized by Freddie Mac (U.S. Govt Agency Issue): 3.909% - 7.447% due 07/01/30 - 04/01/38 and market value $348,840,725)	342,000,000	342,000,000
Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $631,033; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $648,375)	631,000	631,000

		342,631,000

Total Short-Term Investments (Cost $342,631,000)		342,631,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.08% (Cost $1,667,949,852)		1,606,418,949

	Shares
SECURITIES LENDING COLLATERAL - 7.38%

The Mellon GSL DBT II Collateral Fund 3.192% Δ (Cost $119,654,800)	119,654,800	119,654,800

TOTAL INVESTMENTS - 106.46% (Cost $1,787,604,652)		1,726,073,749

OTHER ASSETS & LIABILITIES, NET - (6.46%)		(104,744,600)

NET ASSETS - 100.00%		$1,621,329,149

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) 3.75% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(c) Securities with an approximate aggregate market value of $3,154,829 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2008:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (06/08)	338	$338,000,000	$2,094,996
Eurodollar (09/08)	697	697,000,000	789,767
U.S. Treasury 2-Year Notes (06/08)	2,823	564,600,000	2,543,016

Short Futures Outstanding
U.S. Treasury 5-Year Notes (06/08)	1,000	100,000,000	(10,240)
U.S. Treasury 10-Year Notes (06/08)	323	32,300,000	(1,064)
U.S. Treasury 30-Year Bonds (06/08)	27	2,700,000	3,221

			$5,419,696

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 2.02%

Health Care - 2.02%

Azithromycin Royalty Sub
16.000% due 05/15/19 § ж	$14,000,000	$14,004,375
Celtic Pharmaceutical Holdings LP
17.000% due 06/15/12 § ж	2,198,478	2,199,165

		16,203,540

Total Corporate Bonds & Notes (Cost $15,981,565)		16,203,540

SENIOR LOAN NOTES - 90.78%

Consumer Discretionary - 35.53%

AWAS Capital Inc (1st Lien)
4.375% due 03/15/13 §	3,865,297	3,266,176
AWAS Capital Inc (2nd Lien)
8.625% due 03/15/13 §	2,180,733	1,886,334
Blockbuster Inc Tranche A
7.020% due 08/20/09 §	137,565	128,967
8.860% due 08/20/09 §	1,747,848	1,638,608
Blockbuster Inc Tranche B
7.270% due 08/20/11 §	819,732	738,656
9.030% due 08/20/11 §	1,053,149	948,987
9.110% due 08/20/11 §	1,121,092	1,010,211
Burlington Coat Factory Warehouse Corp
5.340% due 05/28/13 §	14,610,885	12,227,485
CBR Fashion GmbH Facility (2nd Lien) (Germany)
8.379% due 10/10/16 §	EUR 2,500,000	3,157,512
CBR Fashion GmbH Facility Term B (Germany)
6.504% due 04/09/15 §	1,250,000	1,706,290
CBR Fashion GmbH Facility Term C (Germany)
6.754% due 04/11/16 §	1,150,000	1,504,653
Cequel Communications LLC
5.070% due 11/05/13 §	$1,192,852	1,012,218
6.250% due 11/05/13 §	296	252
6.646% due 11/05/13 §	12,419,383	10,538,715
Charter Communications Operating LLC (Incremental Term Loan)
8.500% due 09/06/14 §	3,000,000	2,880,000
Charter Communications Operating LLC (Replacement Term Loan)
5.260% due 03/06/14 §	24,438,750	20,714,040
Discovery Communications LLC Term B
4.696% due 05/14/14 §	1,488,750	1,373,379
Dollar General Corp Tranche B1
5.994% due 07/07/14 §	4,000,000	3,595,020
Euramax International Holdings BV (2nd Lien European Loan) (Netherlands)
12.896% due 06/29/13 §	331,579	223,816
Euramax International Inc (Domestic Term Loan)
9.063% due 06/29/12 §	3,190,952	2,659,132
Euramax International Inc (2nd Lien Domestic Term Loan)
12.896% due 06/29/13 §	668,421	487,947
Euramax International Inc (Revolving Facility) due 06/29/11 § ¥	250,000	206,250
7.625% due 06/29/11 §	1,250,000	1,031,250
Foamex LP (1st Lien)
5.809% due 02/12/13 §	1,336,765	1,092,805
7.508% due 02/12/13 §	8,911,764	7,285,368
Fontainebleau Florida Hotel LLC Tranche C
8.868% due 06/06/12 §	2,500,000	2,037,500
General Motors Corp (Secured Term Loan)
7.056% due 11/29/13 §	4,962,406	4,368,158
Ginn La Conduit Lender Inc Tranche A (1st Lien Credit-Linked Deposit)
2.596% due 06/08/11 §	1,584,214	1,208,755
Ginn La Conduit Lender Inc Tranche B (1st Lien)
6.196% due 06/08/11 §	3,395,064	2,570,063
Green Valley Ranch Gaming LLC (2nd Lien)
6.335% due 08/16/14 §	1,000,000	777,500
Green Valley Ranch Gaming LLC (New Term Loan)
4.671% due 02/16/14 §	733,962	587,169
5.085% due 02/16/14 §	1,245,283	996,227
Herbst Gaming Inc Term B
7.130% due 12/02/11 §	2,601,838	1,837,329
9.218% due 12/02/11 §	1,358,062	959,350
Inmar Inc
5.200% due 04/29/13 § ж	3,960,000	3,445,200
Insight Midwest Holdings LLC Term B
6.730% due 04/07/14 §	7,087,500	6,473,262
Knology Inc
6.953% due 06/30/12 §	6,140,366	5,342,119
KnowledgePoint360 Group LLC (2nd Lien) (United Kingdom)
10.070% due 04/13/15 § ж	1,000,000	940,000
Kuilima Resort Co (1st Lien)
9.500% due 09/30/10 § ¤	3,650,000	3,315,404
Lake at Las Vegas Joint Venture
due 06/20/12 § ¥ ¤ ж	5,507,127	1,888,945
17.100% due 06/20/12 § ¤ ж	9,368,010	3,213,227
Lake at Las Vegas Joint Venture (Additional Term Loan)
14.250% due 06/20/12 § ж	1,100,000	1,100,000
Lake at Las Vegas Joint Venture (NewTerm Loan)
12.250% due 02/20/12 § ж	3,020,000	3,020,000
Lake at Las Vegas Joint Venture (Synthetic Revolver)
due 06/20/12 § ¥ ¤ ж	730,654	257,922
10.750% due 06/20/12 § ¤ ж	1,203,704	424,907
Metro-Goldwyn-Mayer Inc Tranche B
5.946% due 04/08/12 §	2,962,196	2,352,473
Metro-Goldwyn-Mayer Inc Tranche B1
5.946% due 04/08/12 §	1,237,500	982,092
Michaels Stores Inc (Replacement Loan)
4.875% due 10/31/13 §	752,700	633,491
5.250% due 10/31/13 §	2,822,623	2,375,590
5.375% due 10/31/13 §	3,528,280	2,969,488
5.438% due 10/31/13 §	3,528,280	2,969,488
6.000% due 10/31/13 §	285,202	240,035
Nielsen Finance LLC (Dollar Term Loan)
5.346% due 08/09/13 §	5,984,021	5,409,735
Nordic Cable Acquisition Co Sub-Holding AB Facility A Com Hem (Sweden)
6.530% due 01/31/13 §	SEK 17,568,571	1,695,157
Nordic Cable Acquisition Co Sub-Holding AB Facility B2 Com Hem (Sweden)
7.030% due 01/31/14 §	17,809,524	2,532,721
Nordic Cable Acquisition Co Sub-Holding AB Facility C ReCap (Sweden)
7.155% due 01/31/15 §	5,761,905	848,501
Orbitz Worldwide Inc
5.696% due 07/25/14 §	$1,000,000	845,000
6.095% due 07/25/14 §	990,000	836,550
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

		Principal
		Amount		Value
Ozburn-Hessey Holding Co LLC
5.880% due 08/10/12 §			$3,167,432	$2,692,318
6.494% due 08/10/12 §			5,197,288	4,417,695
Parts Holdings SAS Facility D (France)
9.690% due 06/30/15 §	EU	R	3,000,000	3,741,652
Penton Media Inc (1st Lien)
4.954% due 02/01/13 §			$5,197,500	4,028,062
Penton Media Inc (2nd Lien)
7.704% due 02/01/14 §			3,000,000	2,295,000
Pivotal Promontory LLC (1st Lien)
7.000% due 08/31/10 § ¤			7,475,662	5,438,544
Sabre Inc (Initial Term Loan)
5.244% due 09/30/14 §			21,749,585	17,928,292
Sitel LLC (U.S. Term Loan)
5.106% due 01/30/14 §			3,440,975	2,769,985
5.171% due 01/30/14 §			637,218	512,960
5.200% due 01/30/14 §			1,380,501	1,111,304
Solo Cup Co Term B1
6.100% due 02/27/11 §			1,247,581	1,172,202
6.590% due 02/27/11 §			951,627	894,129
6.620% due 02/27/11 §			317,208	298,043
Stile Acquisition Corp (Canadian Term Loan) (Canada)
4.630% due 04/06/13 §			541,842	465,985
5.331% due 04/06/13 §			2,042,295	1,756,373
Stile U.S. Acquisition Corp (U.S. Term Loan)
4.630% due 04/06/13 §			738,000	635,100
5.331% due 04/06/13 §			2,759,226	2,374,508
Tamarack Resort LLC Tranche A (Credit-Linked Deposit)
2.596% due 05/19/11 § ¤ ж			402,414	289,738
Tamarack Resort LLC Tranche B
11.500% due 05/19/11 § ¤ ж			594,567	413,224
The Goodyear Tire & Rubber Co (2nd Lien)
6.430% due 04/30/14 §			3,000,000	2,704,500
TME UK Acquisition Co Ltd (U.K. Term Loan) (United Kingdom)
8.890% due 04/26/14 § ж	GB	P	1,681,027	3,186,102
Totes Isotoner Corp (1st Lien)
5.130% due 01/31/13 §			$1,225,286	1,072,124
6.750% due 01/31/13 §			15,316	13,402
Travelport LLC (Delay Draw Term Loan)
due 08/23/13 § ¥			1,994,975	1,740,616
4.954% due 08/23/13 §			1,994,975	1,740,616
Travelport LLC (Synthetic Letter of Credit)
4.946% due 08/23/13 §			974,686	852,856
Travelport LLC Tranche B (Dollar Term Loan)
4.954% due 08/23/13 §			4,857,628	4,228,153
Tribune Co Tranche B (Advance)
5.542% due 06/04/14 §			12,606,491	8,525,140
Tribune Co Tranche X (Advance)
7.396% due 06/04/09 §			5,466,667	4,860,769
TRU 2005 RE Holding Co I LLC
6.119% due 12/09/08 §			8,000,000	7,250,040
Univision Communications Inc (Initial Term Loan)
due 09/29/14 § ¥			712,282	564,038
4.954% due 09/29/14 §			534,478	423,240
5.494% due 09/29/14 §			17,994,475	14,249,375
WAICCS Las Vegas 3 LLC (1st Lien)
6.575% due 08/01/08 § ж			5,000,000	4,500,000
WAICCS Las Vegas 3 LLC (2nd Lien)
12.075% due 08/01/08 § ж			4,000,000	3,700,000
Water PIK Inc (1st Lien)
6.050% due 06/15/13 § ж			1,985,000	1,945,300
WideOpenWest Finance LLC (1st Lien)
5.171% due 06/30/14 §			1,071,795	889,589
5.585% due 06/30/14 §			4,964,103	4,120,206
5.751% due 06/30/14 §			4,964,102	4,120,205
Wimar Opco LLC
8.500% due 01/03/12 §			3,598,175	3,434,333
Yankee Candle Co Inc
4.610% due 02/06/14 §			4,757,258	4,180,464
4.680% due 02/06/14 §			80,615	70,841
Young Broadcasting Inc
5.250% due 11/03/12 §			5,725	5,009
5.688% due 11/03/12 §			2,221,374	1,943,703

				284,323,164

Consumer Staples - 1.61%

Dole Food Co Inc (Credit-Linked Deposit)
4.247% due 04/12/13 §			425,356	369,334
Dole Food Co Inc Tranche B
4.938% due 04/12/13 §			297,749	257,445
5.125% due 04/12/13 §			297,749	257,445
6.000% due 04/12/13 §			297,749	257,445
6.250% due 04/12/13 §			44,663	38,615
Pinnacle Foods Finance LLC
5.421% due 04/02/14 §			106,145	92,965
7.479% due 04/02/14 §			2,903,824	2,543,256
Solvest Ltd Tranche C
4.938% due 04/12/13 §			467,892	406,268
5.125% due 04/12/13 §			935,783	812,535
6.250% due 04/12/13 §			21,267	18,466
6.313% due 04/12/13 §			1,701,424	1,477,339
Spectrum Brands Inc (Letter of Credit)
2.969% due 03/30/13 §			314,199	282,124
Spectrum Brands Inc Term B (Dollar Term Loan)
7.065% due 03/30/13 §			553,689	494,017
7.096% due 03/30/13 §			2,777,977	2,478,592
8.443% due 03/30/13 §			1,903,307	1,698,186
8.543% due 03/30/13 §			1,557,251	1,389,426

				12,873,458

Energy - 3.34%

Coffeyville Resources LLC (Funded Letter of Credit)
4.629% due 12/28/10 §			324,324	297,973
Coffeyville Resources LLC Tranche D
7.000% due 12/30/13 §			2,127	1,956
7.479% due 12/30/13 §			1,058,258	973,598
Continental Alloys & Services Inc (U.S. Term Loan Advance)
5.196% due 06/15/12 §			6,912,500	6,255,813
5.204% due 06/15/12 §			35,000	31,675
Helix Energy Solutions Group Inc
4.704% due 07/01/13 §			2,389,914	2,297,305
6.377% due 07/01/13 §			4,460,700	4,287,847
Value Creation Inc (Canada)
12.043% due 07/07/12 § ж			6,406,870	6,214,664
Western Refining Inc
4.994% due 05/30/14 §			7,262,386	6,345,509

				26,706,340

Financials - 5.59%

Crescent Resources LLC
5.559% due 09/07/12 §			4,000,000	2,855,000
First Data Corp Tranche B1
5.349% due 09/24/14 §			10,217,614	9,223,950
5.446% due 09/24/14 §			729,880	658,900
FleetCor Technologies Operating Co LLC Tranche 1
4.950% due 04/30/13 § ж			225,000	203,625
5.367% due 04/30/13 § ж			2,250,000	2,036,250
HUB International Ltd (Initial Term Loan)
5.196% due 06/13/14 §			7,905,944	6,858,406
Kyle Acquisition Group LLC Facility B
8.000% due 07/20/09 § ¤ ж			5,714,286	3,128,571
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Kyle Acquisition Group LLC Facility C
8.000% due 07/20/10 § ¤	$4,285,714	$2,128,564
LBREP/L-Suncal Master I LLC (1st Lien)
7.500% due 01/19/10 § ж	1,576,189	1,056,047
Realogy Corp (Synthetic Letter of Credit)
2.559% due 10/10/13 § •	3,946,233	3,180,941
Realogy Corp Term B
7.505% due 10/10/13 § •	14,638,329	11,799,518
Spirit Finance Corp
6.239% due 08/01/13 §	2,000,000	1,550,000

		44,679,772

Health Care - 14.83%

Bausch & Lomb Inc (Delayed Draw Term Loan)
5.946% due 04/24/15 §	400,000	389,750
Bausch & Lomb Inc (Parent Term Loan)
5.946% due 04/24/15 §	3,192,000	3,110,748
BioTech Research Labs (1st Lien)
4.710% due 03/16/14 §	352,143	288,757
5.260% due 03/16/14 §	1,632,857	1,338,943
CCS Medical Inc (1st Lien)
5.930% due 09/30/12 §	16,314,539	14,193,649
CCS Medical Inc (2nd Lien)
10.680% due 03/30/13 §	2,500,000	2,115,625
Community Health Systems Inc (Funded Term Loan)
5.335% due 07/25/14 §	4,681,457	4,329,926
Fenwal Inc (1st Lien)
5.335% due 02/28/14 §	9,970,714	7,926,718
Graceway Pharmaceuticals LLC Term B (1st Lien)
5.446% due 05/03/12 §	5,963,911	5,104,094
7.000% due 05/03/12 §	547,458	468,531
HCA Inc Tranche B
4.946% due 11/18/13 §	24,854,245	22,914,992
Healthcare Partners LLC (New Term Loan)
6.581% due 10/31/13 §	4,804,129	4,467,840
HealthSouth Corp
5.500% due 03/11/13 §	3,843,683	3,560,212
Inverness Medical Holdings U.S. LLC (1st Lien)
4.671% due 06/26/14 §	2,303,825	2,048,965
LifeCare Holdings Inc
6.950% due 08/11/12 §	11,385,767	9,825,917
Medical Staffing Network Inc (2nd Lien)
9.514% due 07/02/14 § ж	1,000,000	965,000
Mylan Inc Tranche B (U.S. Term Loan)
5.938% due 10/02/14 §	5,672,927	5,497,208
6.000% due 10/02/14 §	2,836,463	2,748,604
6.250% due 10/02/14 §	5,954,360	5,769,924
Patheon Inc Tranche PB (Canada)
5.250% due 04/27/14 §	594,000	460,350
Patheon Inc Tranche USB (Canada)
5.250% due 04/27/14 §	396,000	306,900
Quintiles Transnational Corp Term B (1st Lien)
4.700% due 03/31/13 § ж	6,290,539	5,881,654
Select Medical Corp Tranche B
4.630% due 02/24/12 §	265,878	235,302
5.019% due 02/24/12 §	531,757	470,605
5.078% due 02/24/12 §	6,646,955	5,882,555
6.250% due 02/24/12 §	1,885	1,669
Stiefel Laboratories Inc (1st Lien)
6.693% due 12/28/13 § ж	4,487,463	4,162,122
Stiefel Laboratories Inc (Delayed Draw Term Loan)
6.693% due 12/28/13 § ж	3,432,337	3,192,073
Warner Chilcott Co Inc Tranche B (Acquisition Date Term Loan)
4.696% due 01/18/12 §	478,326	443,647
4.704% due 01/18/12 §	33,594	31,158
5.112% due 01/18/12 §	255,107	236,612
Warner Chilcott Co Inc Tranche C (Acquisition Date Term Loan)
4.696% due 01/18/12 §	282,604	263,881
4.704% due 01/18/12 §	51,403	47,998

		118,681,929

Industrials - 9.12%

Alpha Topco Ltd Facility B1 (United Kingdom)
7.093% due 12/31/13 §	2,428,571	2,151,569
Alpha Topco Ltd Facility B2 (United Kingdom)
7.093% due 12/31/13 §	1,821,429	1,613,678
Alpha Topco Ltd Facility D (2nd Lien) (United Kingdom)
8.218% due 06/30/14 §	2,000,000	1,665,630
Atrium Cos Inc (Closing Date Term Loan)
6.900% due 05/31/12 §	1,691,624	1,344,840
7.710% due 05/31/12 §	4,620,232	3,673,085
Avio Investments SPA Facility (2nd Lien) (Italy)
9.018% due 06/13/16 §	EUR 4,000,000	5,265,152
BakerCorp Tranche C
4.840% due 05/08/14 §	$185,839	165,396
5.267% due 05/08/14 §	4,183,957	3,723,721
5.320% due 05/08/14 §	5,058,954	4,502,471
Delta Air Lines Inc (2nd Lien)
8.082% due 04/30/14 §	4,969,962	3,944,013
Delta Air Lines Inc (Credit-Linked Deposit)
2.559% due 04/30/12 §	54,732	44,665
6.832% due 04/30/12 §	935,268	763,249
FR Brand Acquisition Corp Term B (1st Lien)
5.000% due 02/07/14 §	4,745,897	4,461,143
5.375% due 02/07/14 §	402,103	377,977
Gainey Corp
9.900% due 04/20/12 §	3,396,686	1,562,475
11.250% due 04/20/12 §	370,952	170,638
Generac Acquisition Corp (1st Lien)
7.203% due 11/10/13 §	1,729,899	1,382,475
Generac Acquisition Corp (2nd Lien)
10.703% due 05/10/14 §	1,000,000	710,000
Hunter Defense Technologies Inc Term B (1st Lien)
5.950% due 08/13/14 §	1,000,000	870,000
Jason Inc
5.318% due 04/30/10 §	7,721,818	6,833,808
6.500% due 04/30/10 §	218,182	193,092
Key Safety Systems Inc (1st Lien)
4.850% due 03/08/14 §	545,139	408,854
4.920% due 03/08/14 §	3,906,250	2,929,687
6.180% due 03/08/14 §	1,736,111	1,302,084
United Air Lines Inc Tranche B
4.625% due 02/03/14 §	2,666,667	2,141,519
4.688% due 02/03/14 §	1,697,778	1,363,434
4.813% due 02/03/14 §	1,333,333	1,070,761
US Airways Group Inc
5.178% due 03/23/14 §	8,662,500	6,287,113
Vangent Inc
4.930% due 02/14/13 §	50,112	40,841
5.350% due 02/14/13 §	9,068,542	7,390,862
Wesco Aircraft Hardware Corp (1st Lien)
4.950% due 09/30/13 §	4,907,485	4,619,171

		72,973,403

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Information Technology - 6.50%

Aeroflex Inc Tranche B1
6.375% due 08/15/14 §	$995,000	$927,215
Aeroflex Inc Tranche B2
6.875% due 08/15/14 §	995,000	895,500
Aspect Software Inc (2nd Lien)
11.500% due 07/11/12 §	2,000,000	1,720,000
Freescale Semiconductor Inc
4.869% due 11/29/13 §	9,962,185	8,445,741
Intergraph Corp (1st Lien)
4.678% due 05/29/14 §	474,658	430,752
5.090% due 05/29/14 §	6,202,823	5,629,062
Metrologic Instruments Inc (1st Lien)
5.700% due 04/23/14 § ж	4,950,000	4,455,000
Metrologic Instruments Inc (2nd Lien)
8.950% due 04/24/15 § ж	6,000,000	5,640,000
Quantum Corp
6.196% due 07/14/14 § ж	2,125,000	1,933,750
Serena Software Inc
7.175% due 03/11/13 § ж	3,304,186	2,940,725
SkillSoft Corp
5.446% due 05/14/13 § ж	6,980,000	6,456,500
SunGard Data Systems Inc Term B (U.S. Term Loan)
4.878% due 02/28/14 §	4,454,674	4,152,758
Verint Systems Inc
6.239% due 05/27/14 § ж	4,692,308	4,011,923
Vertafore Inc (New Term Loan)
5.593% due 01/31/12 §	4,940,250	4,347,419

		51,986,345

Materials - 5.20%

Appleton Papers Inc Term B
4.446% due 06/05/14 §	2,117,916	1,927,303
4.878% due 06/05/14 §	2,166,667	1,971,667
6.293% due 06/05/14 §	2,166,667	1,971,667
Berry Plastics Corp Term C
due 04/03/15 § ¥ •	1,994,962	1,706,690
Celanese US Holdings LLC
6.229% due 04/02/14 §	2,000	2,000
Custom Building Products Inc (1st Lien)
4.946% due 10/20/11 § ж	52,541	45,711
6.968% due 10/20/11 § ж	1,203,244	1,046,822
Custom Building Products Inc (2nd Lien)
9.718% due 04/20/12 §	3,000,000	2,430,000
Ferro Corp
4.696% due 06/06/12 §	1,156,212	1,081,058
6.729% due 06/06/12 §	833,712	779,521
Graham Packaging Holdings (New Term Loan)
4.875% due 10/07/11 §	134,341	123,191
5.250% due 10/07/11 §	214,945	197,105
5.375% due 10/07/11 §	214,945	197,105
6.813% due 10/07/11 §	147,775	135,510
7.000% due 10/07/11 §	285,475	261,779
Inuit Holdings U.S. Inc Facility B2
5.080% due 06/13/15 §	3,741,591	2,665,884
Inuit Holdings U.S. Inc Facility C2
5.330% due 06/13/16 §	3,741,591	2,647,176
Matrix Acquisition Corp Tranche B
4.696% due 04/11/14 §	8,075,695	6,945,098
NewPage Corp
6.313% due 12/22/14 §	2,493,750	2,451,668
PSE ACQCO Ltd Term B (USD Senior) (United Kingdom)
7.582% due 05/30/15 § ж	3,000,000	2,745,000
PSE ACQCO Ltd Term C (USD Senior) (United Kingdom)
7.832% due 05/30/16 § ж	3,000,000	2,745,000
Solutia Inc
8.500% due 02/28/14 §	4,987,500	4,737,502
United Central Industrial Supply Co LLC
5.059% due 03/31/12 §	329,173	307,777
5.199% due 03/31/12 §	667,665	624,267
5.300% due 03/31/12 §	667,665	624,267
5.318% due 03/31/12 §	1,335,331	1,248,534

		41,619,302

Telecommunication Services - 6.60%

ALLTEL Communications Inc Tranche B2
5.550% due 05/15/15 §	4,987,469	4,497,026
Clearwire Corp
9.020% due 07/03/12 §	9,950,000	8,756,000
Cricket Communications Inc Term B
5.696% due 06/16/13 §	12,869,018	12,202,145
Hawaiian Telcom Communications Inc Tranche C
4.946% due 06/02/14 §	1,690,814	1,297,700
Integra Telecom Holdings Inc
6.946% due 08/31/13 § ж	813,529	748,447
7.335% due 08/31/13 § ж	672,269	618,487
7.494% due 08/31/13 § ж	504,202	463,866
Level 3 Financing Inc
5.140% due 03/13/14 §	2,071,429	1,794,375
6.627% due 03/13/14 §	5,178,571	4,485,937
MetroPCS Wireless Inc Tranche B
5.000% due 11/04/13 §	5,066,020	4,657,926
5.500% due 11/04/13 §	8,795,172	8,086,677
PAETEC Holding Corp (Replacement Loan)
5.204% due 02/28/13 §	1,256,680	1,179,708
6.750% due 02/28/13 §	25,421	23,864
UPC Financing Partnership Facility N (Netherlands)
4.869% due 12/31/14 §	4,500,000	4,021,875

		52,834,033

Utilities - 2.46%

Boston Generating LLC (1st Lien)
4.946% due 12/20/13 §	3,543,136	3,132,221
Boston Generating LLC (1st Lien Revolving Credit Loan)
2.571% due 12/20/13 §	97,119	85,573
Boston Generating LLC (1st Lien Synthetic Letter of Credit Loan)
2.571% due 12/20/13 §	346,855	305,619
Coleto Creek Power LP (1st Lien Synthetic Letter of Credit)
2.596% due 06/28/13 §	2,563,694	2,397,054
Mach Gen LLC (1st Lien Synthetic Letter of Credit)
2.446% due 02/22/13 §	939,629	869,157
Mach Gen LLC Term B (1st Lien)
5.100% due 02/22/14 §	8,956,063	8,348,304
Texas Competitive Electric Co Term B3
6.478% due 10/10/14 §	572,264	520,457
6.596% due 10/10/14 §	4,415,205	4,015,496

		19,673,881

Total Senior Loan Notes (Cost $835,889,635)		726,351,627

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.93%

Repurchase Agreement - 3.93%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $31,415,658; collateralized by Freddie Mac (U.S. Govt Agency Issue):
2.105% due 06/30/08 and market value $32,044,688)	$31,414,000	$31,414,000

Total Short-Term Investment (Cost $31,414,000)		31,414,000

TOTAL INVESTMENTS - 96.73% (Cost $883,285,200)		773,969,167

OTHER ASSETS & LIABILITIES, NET - 3.27%		26,194,014

NET ASSETS - 100.00%		$800,163,181

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $10,762,620 or 1.35% of the net assets as of March 31, 2008, which could be extended at the option of the borrower.

	Unfunded Loan	Unrealized
Borrower	Commitments	Depreciation

Bausch & Lomb Inc (Delayed Draw Term Loan)	$400,000	($9,445)
Bausch & Lomb Inc (Dollar Revolving Credit Loan)	2,000,000	(106,606)
Community Health Systems Inc (Delayed Draw Term Loan)	239,425	(4,810)
Euramax International Inc (Revolving Facility Term Loan)	3,500,000	(246,196)
Fenwal Inc (1st Lien Delayed Draw Term Loan)	1,678,571	(350,342)
FleetCor Technologies Operating Co LLC Tranche 2 (Delayed Draw Term Loan) ж	500,000	(50,180)
HUB International Ltd (Delayed Draw Term Loan)	1,775,966	(219,773)
Univision Communications Inc (Delayed Draw Term Loan)	668,658	(114,718)

	$10,762,620	($1,102,070)

(c) Securities with a total aggregate market value of $20,499,046 or 2.56% of the net assets were in default as of March 31, 2008.
(d) 13.14% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 32.88%

Consumer Discretionary - 2.96%

CCO Holdings LLC
8.750% due 11/15/13	$975,000	$838,500
Comcast Corp
4.677% due 07/14/09 §	3,050,000	2,968,861
6.950% due 08/15/37	7,135,000	7,171,652
CVS Lease Pass-Through Trust
6.036% due 12/10/28 ~	3,411,498	3,259,382
DaimlerChrysler Finance North America LLC
5.875% due 03/15/11	4,700,000	4,807,780
Dex Media West LLC
9.875% due 08/15/13	1,645,000	1,435,262
DIRECTV Holdings LLC
6.375% due 06/15/15	3,050,000	2,859,375
Hanesbrands Inc
8.204% due 12/15/14 §	1,310,000	1,169,175
Jarden Corp
7.500% due 05/01/17 †	2,240,000	1,971,200
K2 Inc
5.610% due 02/15/10 + ¤ ж	4,000,000	—
6.010% due 02/15/10 + ¤ ж	6,000,000	—
McDonald’s Corp
6.300% due 10/15/37	1,495,000	1,540,873
MGM MIRAGE
6.750% due 04/01/13	665,000	615,125
7.500% due 06/01/16	1,500,000	1,338,750
Neiman-Marcus Group Inc
9.000% due 10/15/15 †	1,270,000	1,276,350
News America Inc
6.200% due 12/15/34	1,000,000	955,400
Quebecor Media Inc (Canada)
7.750% due 03/15/16	1,150,000	1,055,125
Sally Holdings LLC
9.250% due 11/15/14 †	1,250,000	1,253,125
Sealy Mattress Co
8.250% due 06/15/14 †	2,505,000	2,104,200
Simmons Co
0.000% due 12/15/14 §	2,095,000	1,361,750
Steinway Musical Instruments Inc
7.000% due 03/01/14 ~	800,000	688,000
Stewart Enterprises Inc
6.250% due 02/15/13	1,445,000	1,358,300
Target Corp
6.500% due 10/15/37	1,755,000	1,702,355
7.000% due 01/15/38	1,295,000	1,335,300
Tenneco Inc
8.125% due 11/15/15 † ~	1,120,000	1,117,200
The Goodyear Tire & Rubber Co
9.000% due 07/01/15 †	6,000	6,375
The Home Depot Inc
2.925% due 12/16/09 §	1,925,000	1,836,477
5.875% due 12/16/36	2,815,000	2,305,164
Time Warner Cable Inc
6.550% due 05/01/37	1,565,000	1,481,956
Time Warner Entertainment Co LP
8.375% due 07/15/33	890,000	1,004,224
Time Warner Inc
3.300% due 11/13/09 §	2,800,000	2,682,170
5.875% due 11/15/16	2,790,000	2,657,553
TRW Automotive Inc
7.000% due 03/15/14 † ~	1,100,000	1,020,250
7.250% due 03/15/17 ~	1,000,000	915,000
Viacom Inc
3.150% due 06/16/09 §	1,900,000	1,862,551
Visant Holding Corp
0.000% due 12/01/13† §	1,270,000	1,193,800
8.750% due 12/01/13	495,000	460,350
WMG Acquisition Corp
7.375% due 04/15/14	500,000	387,500

		61,996,410

Consumer Staples - 1.82%

Constellation Brands Inc
7.250% due 09/01/16	1,980,000	1,935,450
CVS Caremark Corp
3.376% due 06/01/10 §	6,500,000	6,321,165
Del Monte Corp
6.750% due 02/15/15	675,000	649,688
Diageo Capital PLC (United Kingdom)
5.750% due 10/23/17	4,630,000	4,750,426
Kraft Foods Inc
6.000% due 02/11/13	5,360,000	5,547,311
Procter & Gamble International Funding SCA
3.290% due 08/19/09 §	6,000,000	6,002,424
Safeway Inc
6.350% due 08/15/17	2,575,000	2,726,575
The Kroger Co
6.400% due 08/15/17	2,610,000	2,759,394
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,536,314
5.375% due 04/05/17	4,815,000	4,977,819
6.500% due 08/15/37	830,000	874,439

		38,081,005

Energy - 2.47%

Anadarko Petroleum Corp
3.200% due 09/15/09 §	1,975,000	1,938,304
Canadian Natural Resources Ltd (Canada)
6.250% due 03/15/38	2,770,000	2,665,624
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	630,500
7.000% due 08/15/14	925,000	931,938
EnCana Corp (Canada)
6.625% due 08/15/37	1,375,000	1,397,623
Enterprise Products Operating LP
6.300% due 09/15/17	4,360,000	4,389,094
Gaz Capital for Gazprom (Russia)
7.288% due 08/16/37 ~	8,350,000	7,658,202
Gazprom International SA (Russia)
7.201% due 02/01/20	3,424,422	3,484,692
Grant Prideco Inc
6.125% due 08/15/15	25,000	25,688
Kinder Morgan Energy Partners LP
6.500% due 02/01/37	2,340,000	2,177,857
Nakilat Inc (Qatar)
6.067% due 12/31/33 ~	2,795,000	2,547,693
Nexen Inc (Canada)
6.400% due 05/15/37	2,500,000	2,401,785
Pemex Project Funding Master Trust
6.058% due 10/15/09 §	2,500,000	2,533,125
Petroleos de Venezuela SA (Venezuela)
5.500% due 04/12/37	10,885,000	6,150,025
Qatar Petroleum (Qatar)
5.579% due 05/30/11 ~	1,905,610	1,984,703
Ras Laffan Liquefied Natural
Gas Co Ltd III (Qatar)
5.832% due 09/30/16 ~	3,920,000	3,859,117
Sonat Inc
7.625% due 07/15/11	2,325,000	2,414,719
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Transocean Inc (Cayman)
6.800% due 03/15/38	$1,900,000	$1,947,234
Valero Energy Corp
6.625% due 06/15/37	2,655,000	2,545,776

		51,683,699

Financials - 16.41%

American General Finance Corp
6.900% due 12/15/17	8,610,000	8,428,958
Arch Western Finance LLC
6.750% due 07/01/13	1,680,000	1,684,200
Bancaja U.S. Debt SAU (Spain)
4.655% due 07/10/09 ~ §	2,000,000	1,949,580
Banco Sabadell SA (Spain)
3.948% due 04/23/10 ~ §	2,700,000	2,588,954
Bank of America NA
2.901% due 06/12/09 §	11,000,000	10,944,824
Bank of Scotland PLC (United Kingdom)
5.250% due 02/21/17 † ~	3,085,000	3,280,287
Barclays Bank PLC (United Kingdom)
5.926% due 12/15/99 ~ §	3,060,000	2,628,500
7.434% due 12/15/99 ~ §	2,400,000	2,173,404
BNP Paribas (France)
7.195% due 12/25/56 ~ §	2,600,000	2,309,221
CAM US Finance SA Sociedad Unipersonal (Spain)
3.389% due 02/01/10 ~ §	4,000,000	3,854,824
Caterpillar Financial Services Corp
3.130% due 05/18/09 §	1,750,000	1,743,438
3.146% due 08/11/09 §	2,250,000	2,241,072
5.450% due 04/15/18	4,315,000	4,398,137
Citigroup Inc
6.000% due 08/15/17	3,515,000	3,472,054
6.125% due 11/21/17	3,630,000	3,631,169
Commonwealth Bank of Australia (Australia)
6.024% due 12/31/99 ~ §	3,985,000	3,421,744
Countrywide Financial Corp
5.800% due 06/07/12	3,005,000	2,724,940
Credit Agricole SA (France)
3.140% due 05/28/10 ~ §	10,000,000	10,008,030
6.637% due 05/30/57 ~ §	4,340,000	3,367,263
Credit Suisse USA Inc
3.120% due 12/09/08 §	3,500,000	3,493,584
5.500% due 08/16/11	680,000	704,756
Depfa ACS Bank (Ireland)
5.125% due 03/16/37 † ~	3,285,000	3,220,305
Deutsche Bank AG (Germany)
5.375% due 10/12/12	4,495,000	4,702,444
Deutsche Bank AG NY (Germany)
3.565% due 02/16/10 §	10,000,000	10,009,790
Discover Financial Services
3.431% due 06/11/10 ~ §	6,525,000	5,513,795
Ford Motor Credit Co LLC
7.800% due 06/01/12	2,465,000	2,035,015
General Electric Capital Corp
3.274% due 10/26/09 §	1,500,000	1,485,412
6.150% due 08/07/37	1,105,000	1,107,133
General Motors Acceptance Corp
6.875% due 08/28/12	1,040,000	791,024
Genworth Financial Inc
5.231% due 05/16/09	8,600,000	8,677,538
Glitnir Banki HF (Iceland)
4.334% due 01/21/11 ~ §	4,425,000	3,373,452
Goldman Sachs Capital II
5.793% due 06/01/43 §	3,875,000	2,583,308
HBOS PLC (United Kingdom)
5.920% due 10/01/99 ~ §	5,900,000	4,346,554
6.657% due 11/21/99 † ~ §	1,650,000	1,181,882
Host Hotels & Resorts LP
7.125% due 11/01/13	1,410,000	1,388,850
HSBC Finance Corp
2.669% due 06/19/09 † §	1,480,000	1,403,610
4.125% due 12/15/08	6,289,000	6,282,453
ICICI Bank Ltd (India)
4.917% due 01/12/10 ~ §	1,950,000	1,866,741
Kaupthing Bank HF (Iceland)
4.958% due 01/15/10 ~ §	3,625,000	3,272,954
5.750% due 10/04/11 ~	5,245,000	4,189,879
Landsbanki Islands HF (Iceland)
6.100% due 08/25/11 ~	5,210,000	4,555,082
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/30/56 §	5,120,000	3,241,083
Lehman Brothers Holdings Inc
3.115% due 05/29/08 §	3,500,000	3,479,287
3.233% due 05/25/10 §	5,000,000	4,475,720
5.250% due 02/06/12	1,780,000	1,719,053
5.625% due 01/24/13	5,490,000	5,343,818
Liberty Mutual Group Inc
7.500% due 08/15/36 ~	2,700,000	2,564,976
Lincoln National Corp
7.000% due 05/17/66 §	4,810,000	4,417,273
Links Finance Corp (Cayman)
3.050% due 06/15/10 + ~ § ж	5,000,000	1,245,000
Merrill Lynch & Co Inc
3.158% due 08/14/09 §	4,000,000	3,919,308
3.250% due 09/09/09 §	1,500,000	1,470,632
6.050% due 08/15/12	2,490,000	2,531,344
6.220% due 09/15/26	775,000	652,632
Metropolitan Life Global Funding I
3.110% due 05/17/10 ~ §	10,000,000	9,797,780
Mizuho Capital Investment USD 1 Ltd (Cayman)
6.686% due 12/30/99 ~ §	3,286,000	2,787,491
Monumental Global Funding II
2.800% due 07/15/08 ~	8,350,000	8,331,914
Morgan Stanley
3.262% due 05/07/10 §	6,500,000	6,187,954
4.348% due 01/15/10 §	4,150,000	3,969,305
5.450% due 01/09/17	5,155,000	4,830,647
5.625% due 01/09/12	700,000	705,826
6.625% due 04/01/18 #	5,745,000	5,757,421
MUFG Capital Finance 1 Ltd (Cayman)
6.346% due 07/25/99 §	1,970,000	1,607,792
Nationwide Financial Services Inc
6.750% due 05/15/37 †	2,400,000	2,002,980
PNC Funding Corp
2.955% due 06/12/09 §	11,000,000	10,936,805
QBE Capital Funding II LP (United Kingdom)
6.797% due 12/31/99 ~ §	2,895,000	2,627,019
Reinsurance Group of America Inc
6.750% due 12/15/65 §	1,920,000	1,686,745
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §	5,500,000	4,964,817
Santander U.S. Debt SA Unipersonal (Spain)
2.659% due 09/19/08 ~ §	3,000,000	2,991,990
Shinsei Finance II (Cayman)
7.160% due 07/25/99 ~ §	8,290,000	5,989,525
SLM Corp
3.471% due 07/27/09 † §	2,750,000	2,314,383
SMFG Preferred Capital USD 1 Ltd (Cayman)
6.078% due 12/31/49 ~ §	2,345,000	1,850,205
Societe Generale (France)
5.922% due 07/05/59 ~ §	3,880,000	3,173,002
Standard Chartered PLC (United Kingdom)
6.409% due 01/01/99 ~ §	3,900,000	3,209,189
Swiss Re Capital I LP (United Kingdom)
6.854% due 05/25/99 ~ §	6,335,000	5,904,062
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
The Bank of New York Mellon Corp
2.711% due 06/29/10 §	$7,500,000	$7,385,737
The Goldman Sachs Group Inc
2.689% due 06/23/09 §	2,675,000	2,641,140
2.771% due 06/28/10 §	4,500,000	4,376,588
5.625% due 01/15/17	1,165,000	1,119,515
5.950% due 01/15/27	3,270,000	2,927,906
6.750% due 10/01/37	2,645,000	2,468,243
The Hartford Financial Services Group Inc
5.550% due 08/16/08	2,500,000	2,515,661
The Royal Bank of Scotland Group PLC (United Kingdom)
6.990% due 04/05/56 ~ §	4,600,000	3,911,334
7.640% due 03/31/56 §	3,600,000	3,105,216
The Travelers Cos Inc
6.250% due 03/15/37 §	2,860,000	2,526,736
TRAINS
7.117% due 05/01/16 ~ §	1,825,000	1,742,823
VTB 24 Capital PLC (Ireland)
3.820% due 12/07/09 §	6,500,000	6,221,800
VTB Capital SA (Luxembourg)
3.839% due 08/01/08 ~ §	5,200,000	5,148,000
Wachovia Bank NA
6.600% due 01/15/38	2,080,000	1,933,150
Wachovia Capital Trust III
5.800% due 09/15/99 §	5,725,000	4,081,593
WEA Finance LLC
5.700% due 10/01/16 ~	5,275,000	4,777,066
Woori Bank (South Korea)
6.208% due 05/02/37 ~ §	3,710,000	2,944,582
XL Capital Ltd (Cayman)
6.500% due 12/31/99 §	5,105,000	3,832,415
ZFS Finance USA Trust II
6.450% due 12/15/65 ~ §	2,445,000	2,226,050

		343,608,693

Health Care - 0.78%

Community Health Systems Inc
8.875% due 07/15/15 †	2,425,000	2,446,219
HCA Inc
9.250% due 11/15/16	1,330,000	1,383,200
9.625% due 11/15/16	2,045,000	2,126,800
LVB Acquisition Merger Sub Inc
10.375% due 10/15/17 † ~	2,725,000	2,840,812
The Cooper Cos Inc
7.125% due 02/15/15	2,405,000	2,296,775
UnitedHealth Group Inc
2.779% due 06/21/10 §	5,525,000	5,296,685

		16,390,491

Industrials - 1.99%

ACCO Brands Corp
7.625% due 08/15/15	1,425,000	1,268,250
Allied Waste North America Inc
7.250% due 03/15/15	840,000	843,150
7.375% due 04/15/14	715,000	706,956
Ashtead Capital Inc
9.000% due 08/15/16 ~	900,000	733,500
Baldor Electric Co
8.625% due 02/15/17 †	720,000	716,400
Citic Resources Finance Ltd (United Kingdom)
6.750% due 05/15/14 ~	3,644,000	3,288,710
Corrections Corp of America
6.250% due 03/15/13	320,000	315,200
CSX Corp
7.450% due 04/01/38	3,320,000	3,419,265
General Electric Co
5.250% due 12/06/17	5,535,000	5,537,751
Hawker Beechcraft Acquisition Co LLC
8.875% due 04/01/15	2,355.000	2,419,761
International Lease Finance Corp
3.313% due 05/24/10 §	1,625,000	1,538,946
John Deere Capital Corp
4.135% due 07/16/10 §	10,000,000	9,911,930
5.350% due 04/03/18	3,480,000	3,429,669
L-3 Communications Corp
5.875% due 01/15/15	835,000	803,688
Rental Service Corp
9.500% due 12/01/14 †	550,000	462,000
Siemens Financieringsmaatschappij NV (Netherlands)
3.118% due 08/14/09 ~ §	2,250,000	2,252,318
Terex Corp
8.000% due 11/15/17	2,440,000	2,440,000
United Rentals North America Inc
6.500% due 02/15/12 †	25,000	22,750
United Technologies Corp
3.146% due 06/01/09 §	1,500,000	1,495,112

		41,605,356

Information Technology - 2.00%

EchoStar DBS Corp
7.125% due 02/01/16	4,120,000	3,862,500
Freescale Semiconductor Inc
9.125% due 12/15/14	490,000	360,150
Hewlett-Packard Co
2.860% due 06/15/10 §	11,000,000	10,871,806
3.476% due 09/03/09 §	8,375,000	8,385,904
4.500% due 03/01/13 †	7,225,000	7,363,416
IBM International Group Capital LLC
5.050% due 10/22/12	3,030,000	3,168,216
Iron Mountain Inc
6.625% due 01/01/16	1,805,000	1,728,288
NXP BV (Netherlands)
9.500% due 10/15/15 †	1,450,000	1,196,250
Open Solutions Inc
9.750% due 02/01/15 ~	525,000	409,500
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14	2,260,000	2,000,100
SunGard Data Systems Inc
9.125% due 08/15/13	650,000	659,750
10.250% due 08/15/15	1,775,000	1,792,750

		41,798,630

Materials - 0.41%

Georgia-Pacific Corp
7.000% due 01/15/15 ~	1,660,000	1,564,550
7.700% due 06/15/15	280,000	264,600
Huntsman LLC
11.500% due 07/15/12	300,000	321,000
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 ~	1,550,000	1,212,875
Nalco Co
7.750% due 11/15/11 †	915,000	931,012
8.875% due 11/15/13 †	920,000	949,900
Owens-Brockway Glass Container Inc
8.250% due 05/15/13	225,000	234,000
PolyOne Corp
8.875% due 05/01/12 †	960,000	974,400
Smurfit-Stone Container Enterprises Inc
8.375% due 07/01/12	1,660,000	1,510,600
Terra Capital Inc
7.000% due 02/01/17	690,000	683,962

		8,646,899

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Telecommunication Services - 2.21%

America Movil SAB de CV (Mexico)
2.755% due 06/27/08 §	$2,000,000	$1,985,000
AT&T Inc
3.155% due 05/15/08 §	2,000,000	2,000,724
6.300% due 01/15/38	6,450,000	6,257,177
AT&T Wireless Services Inc
7.875% due 03/01/11	1,000,000	1,088,419
8.750% due 03/01/31	1,000,000	1,216,920
BellSouth Corp
3.165% due 08/15/08 §	1,900,000	1,897,726
4.200% due 09/15/09	4,200,000	4,229,253
Consolidated Communications Illinois
Texas Holdings Inc
9.750% due 04/01/12	395,000	416,231
Cricket Communications Inc
9.375% due 11/01/14	550,000	515,625
Intelsat Bermuda Ltd (Bermuda)
9.250% due 06/15/16	200,000	202,500
MetroPCS Wireless Inc
9.250% due 11/01/14	1,730,000	1,600,250
Nordic Telephone Co Holdings (Denmark)
8.875% due 05/01/16 ~	2,305,000	2,247,375
PAETEC Holding Corp
9.500% due 07/15/15	500,000	462,500
Qwest Communications International Inc
6.565% due 02/15/09 §	151,000	150,245
Sprint Nextel Corp
6.000% due 12/01/16	5,005,000	3,897,514
Telefonica Emisiones SAU (Spain)
2.842% due 06/19/09 §	3,500,000	3,409,998
5.855% due 02/04/13	7,625,000	7,707,960
Verizon Communications Inc
5.350% due 02/15/11	2,700,000	2,798,180
6.400% due 02/15/38	4,365,000	4,263,536

		46,347,133

Utilities - 1.83%

Abu Dhabi National Energy Co (United Arab Emirates)
5.620% due 10/25/12 ~	8,965,000	9,254,112
AEP Texas Central Transition Funding LLC
5.306% due 07/01/20	2,500,000	2,450,326
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,418,028
Energy Future Holdings Corp
10.875% due 11/01/17 ~	665,000	674,975
MidAmerican Energy Holdings Co
6.125% due 04/01/36	3,175,000	3,078,804
6.500% due 09/15/37	2,400,000	2,413,097
Mirant Americas Generation LLC
8.300% due 05/01/11	775,000	794,375
Mirant North America LLC
7.375% due 12/31/13	2,025,000	2,055,375
NRG Energy Inc
7.375% due 02/01/16	2,725,000	2,677,312
ONEOK Partners LP
5.900% due 04/01/12 †	1,280,000	1,330,954
Southern California Edison Co
5.950% due 02/01/38	3,075,000	3,092,712
Tampa Electric Co
6.550% due 05/15/36	2,000,000	1,985,076
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15 † ~	950,000	951,188
The AES Corp
8.750% due 05/15/13 ~	16,000	16,720
Virginia Electric & Power Co
6.350% due 11/30/37	1,680,000	1,723,537
Wind Acquisition Finance SA (Luxembourg)
10.750% due 12/01/15 ~	1,275,000	1,306,875

		38,223,466

Total Corporate Bonds & Notes (Cost $737,609,526)		688,381,782

MORTGAGE-BACKED SECURITIES - 45.63%

Collateralized Mortgage Obligations - 14.24%

American Home Mortgage Assets
2.789% due 09/25/46 “ §	8,347,863	6,306,148
Arran Residential Mortgages Funding PLC (United Kingdom)
4.447% due 04/12/56 ~ “ §	2,325,000	2,235,900
Banc of America Commercial Mortgage Inc
5.740% due 05/10/45 “ §	10,080,000	10,204,496
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/38 “	4,000,000	3,798,530
5.711% due 09/11/38 “ §	6,625,000	6,697,340
Bear Stearns Mortgage Funding Trust
2.779% due 06/25/37 “ §	10,544,133	7,279,773
Citigroup/Deutsche Bank Commercial
Mortgage Trust
5.617% due 10/15/48 “	4,750,000	4,732,224
Commercial Mortgage Pass-Through Certificates
5.768% due 06/10/46 “ §	5,000,000	5,069,898
Countrywide Alternative Loan Trust
2.736% due 07/20/46 “ §	16,287,139	10,492,244
2.746% due 09/20/46 “ §	7,218,835	4,667,161
2.769% due 01/25/37 “ §	8,825,000	6,433,409
2.789% due 07/25/46 “ §	6,665,644	5,075,718
2.809% due 04/25/47 “ §	16,974,835	12,933,244
2.849% due 09/25/47 “ §	9,524,533	7,236,772
6.500% due 09/25/36 “ §	6,502,911	6,088,443
Countrywide Home Loan Mortgage
Pass-Through Trust
5.500% due 07/25/35 “	8,079,191	7,676,096
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/40 “	8,000,000	7,766,642
5.811% due 09/15/39 “ §	14,000,000	13,753,928
Downey Savings & Loan Association Mortgage
Loan Trust
2.849% due 10/19/45 “ §	5,705,347	4,427,733
Fannie Mae
6.500% due 09/25/33 - 01/25/34 “ ±	12,396,017	12,681,691
Fannie Mae (IO)
4.901% due 04/25/32 “ §	21,399,219	2,210,642
First Horizon Alternative Mortgage Securities
6.000% due 08/25/36 “	4,173,390	3,694,803
Freddie Mac
5.000% due 10/15/34 “	13,273,897	12,482,894
Freddie Mac (IO)
4.283% due 05/15/36 “ §	14,582,652	1,973,849
4.333% due 05/15/36 “ §	79,565,677	10,890,234
4.383% due 09/15/29 - 08/15/35 “ § ±	13,239,993	1,180,618
Greenpoint Mortgage Funding Trust
2.779% due 01/25/37 “ §	4,572,717	4,060,111
Harborview Mortgage Loan Trust
2.709% due 03/19/38 “ §	3,731,748	2,833,645
2.739% due 07/19/46 “ §	5,209,507	3,725,697
2.749% due 09/19/37 “ §	17,705,646	13,466,350
2.759% due 05/19/47 “ §	2,766,017	2,095,105
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value

IndyMac Index Mortgage Loan Trust
2.769% due 01/25/37 “ §	$4,554,025	$2,945,010
2.779% due 02/25/37 “ §	4,282,567	2,638,318
2.819% due 04/25/46 “ §	3,343,032	2,537,040
2.839% due 06/25/37 “ §	7,748,112	5,905,457
2.859% due 06/25/35 “ §	7,488,374	5,816,032
2.899% due 07/25/35 “ §	4,861,493	3,785,015
5.948% due 09/25/36 “ §	1,252,013	1,223,855
LB-UBS Commercial Mortgage Trust
5.883% due 06/15/38 “ §	1,575,000	1,608,020
Lehman Brothers Floating Rate Commercial
Mortgage Trust
2.938% due 09/15/21 ~ “ §	2,677,080	2,496,334
Lehman Mortgage Trust
6.000% due 05/25/37 “	3,160,108	2,945,895
Merrill Lynch Mortgage Trust
5.658% due 05/12/39 “ §	1,005,000	1,013,736
Permanent Master Issuer PLC (United Kingdom)
4.298% due 10/15/15 “ §	5,375,000	5,279,747
Residential Accredit Loans Inc
2.759% due 02/25/37 “ §	2,285,531	1,749,667
2.789% due 04/25/46 “ §	5,161,812	3,935,807
2.809% due 04/25/46 “ §	1,905,700	1,449,771
6.000% due 11/25/36 “	7,330,678	6,699,803
Residential Asset Securitization Trust
6.000% due 08/25/36 “	5,517,966	4,727,281
Structured Asset Mortgage Investments Inc
2.779% due 06/25/36 “ §	5,387,802	4,085,444
Washington Mutual Alternative Mortgage
Pass-Through Certificates
6.000% due 07/25/36 “	2,962,537	2,821,158
Washington Mutual Mortgage
Pass-Through Certificates
2.869% due 12/25/45 “ §	3,395,392	2,633,032
Wells Fargo Mortgage-Backed Securities Trust
5.500% due 05/25/37 “	5,898,218	5,614,851
6.000% due 06/25/37 - 08/25/37 “ ±	22,992,855	21,979,677

		298,062,288

Fannie Mae - 12.38%

4.500% due 04/17/38 “	17,600,000	17,506,509
5.000% due 05/19/38 “	20,100,000	20,247,614
5.500% due 04/17/38 “	57,415,000	58,608,141
6.000% due 04/14/38 - 04/17/38 “ ±	140,415,000	144,255,351
6.500% due 04/14/38 “	18,000,000	18,644,058

		259,261,673

Freddie Mac - 15.25%

5.000% due 04/14/38 “	115,325,000	114,189,741
5.418% due 06/01/37 “ §	1,115,328	1,131,201
5.457% due 07/01/37 “ §	2,090,921	2,121,304
5.500% due 10/01/37 - 04/14/38 “ ±	39,121,799	39,515,972
5.539% due 06/01/37 “ §	10,589,134	10,748,022
5.566% due 06/01/37 “ §	1,261,812	1,283,907
5.847% due 11/01/36 “ §	6,686,815	6,869,965
5.870% due 01/01/37 “ §	1,842,193	1,890,219
6.000% due 04/14/38 “	92,850,000	95,214,797
6.500% due 04/14/38 “	44,550,000	46,193,004

		319,158,132

Government National Mortgage Association - 3.76%

6.000% due 04/21/38 “	26,345,000	27,188,857
6.500% due 04/21/38 “	49,565,000	51,524,354

		78,713,211

Total Mortgage-Backed Securities (Cost $987,257,920)		955,195,304

ASSET-BACKED SECURITIES - 12.10%

Accredited Mortgage Loan Trust
2.749% due 09/25/36 “ §	3,500,000	2,866,868
American Express Credit Account Master Trust
2.808% due 12/17/12 “ §	11,000,000	10,791,234
AmeriCredit Automobile Receivables Trust
5.370% due 10/06/09 “	796,700	796,576
Asset-Backed Funding Certificates
2.659% due 10/25/36 “ §	1,901,877	1,858,491
Asset-Backed Securities Corp Home Equity
2.739% due 07/25/36 “ §	2,500,000	2,043,870
3.019% due 05/25/35 “ §	3,000,000	2,707,416
Bank of America Credit Card Trust
3.048% due 11/15/11 “ §	3,000,000	2,826,630
Capital One Auto Finance Trust
5.030% due 04/15/12 “	15,000,000	14,348,445
5.070% due 07/15/11 “	5,705,107	5,497,407
Capital One Multi-Asset Execution Trust
4.950% due 08/15/12 “	29,665,000	30,437,572
Capital One Prime Auto Receivables Trust
5.430% due 02/15/10 “	4,410,672	4,444,277
Citibank Credit Card Issuance Trust
3.060% due 05/21/12 “ §	20,000,000	19,622,082
3.295% due 01/09/12 “ §	3,775,000	3,451,766
Citigroup Mortgage Loan Trust Inc
2.669% due 05/25/37 “ §	4,116,774	3,906,432
2.749% due 08/25/36 “ §	2,000,000	1,725,820
2.779% due 03/25/37 “ §	3,500,000	2,779,644
Countrywide Asset-Backed Certificates
2.659% due 11/25/37 “ §	15,967,863	15,129,914
2.749% due 04/25/46 “ §	5,000,000	4,157,855
Credit-Based Asset Servicing & Securitization LLC
5.891% due 02/25/37 “ §	3,171,109	3,105,717
DaimlerChrysler Auto Trust
5.380% due 03/08/11 “	3,200,000	3,255,501
First Franklin Mortgage Loan Asset-Backed Certificates
2.749% due 05/25/36 “ §	6,250,000	4,503,827
Ford Credit Auto Owner Trust
5.420% due 07/15/09 “	342,580	343,251
5.420% due 04/15/10 “	3,850,643	3,887,790
GE Dealer Floorplan Master Note Trust
2.546% due 04/20/11 “ §	2,250,000	2,222,209
GSAA Trust
2.759% due 07/25/36 “ §	3,500,000	2,069,921
Harley-Davidson Motorcycle Trust
5.350% due 03/15/13 “	3,250,000	3,310,937
Helios Finance LP (Cayman)
3.236% due 10/20/14 ~ “ §	4,000,000	3,329,560
Home Equity Asset Trust
3.029% due 02/25/36 “ §	2,000,000	1,420,680
Household Automotive Trust
5.300% due 11/17/11 “	4,250,000	4,314,694
Lehman XS Trust
2.859% due 02/25/46 “ §	15,264,896	11,604,597
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Merrill Lynch First Franklin Mortgage
Loan Trust
2.779% due 06/25/37 “ §	$15,000,000	$12,285,556
Morgan Stanley Asset-Backed Securities Capital I
2.749% due 06/25/36 “ §	5,250,000	4,224,280
Nationstar NIM Trust (Cayman)
8.000% due 06/25/37 ~ “	653,178	106,794
Nelnet Student Loan Trust
3.321% due 04/27/20 “ §	1,877,056	1,863,063
Option One Mortgage Loan Trust
2.689% due 04/25/37 “ §	4,040,742	3,822,197
Residential Asset Mortgage Products Inc
3.009% due 11/25/35 “ §	2,000,000	1,670,051
Residential Asset Securities Corp
2.749% due 06/25/36 “ §	7,000,000	6,100,337
3.009% due 11/25/35 “ §	3,820,000	3,116,579
Soundview Home Equity Loan Trust
2.749% due 06/25/36 “ §	5,000,000	4,313,156
2.809% due 06/25/37 “ §	11,355,000	7,910,872
Triad Auto Receivables Owner Trust
5.280% due 02/13/12 “	14,000,000	13,966,394
5.410% due 08/12/11 “	4,750,297	4,752,357
UPFC Auto Receivables Trust
5.460% due 06/15/10 “	3,263,937	3,235,560
USAA Auto Owner Trust
5.370% due 02/15/12 “	5,500,000	5,634,920
Wachovia Auto Loan Owner Trust
5.280% due 04/20/10 ~ “	225,259	225,259
5.350% due 05/20/10 ~ “	429,665	429,665
Washington Mutual Asset-Backed Certificates
2.689% due 05/25/47 “ §	5,515,010	5,194,316
Wells Fargo Home Equity Trust
2.749% due 01/25/37 “ §	2,000,000	1,606,929

Total Asset-Backed Securities (Cost $276,988,270)		253,219,268

U.S. GOVERNMENT AGENCY ISSUES - 7.30%

Fannie Mae
6.000% due 05/15/11 †	31,500,000	34,462,827
7.250% due 01/15/10 †	35,000,000	38,048,185
7.250% due 05/15/30 †	5,000,000	6,612,615
Farmer Mac Guaranteed Notes Trust
5.125% due 04/19/17 ~	8,400,000	8,968,038
Federal Home Loan Bank
5.000% due 11/17/17 †	15,000,000	16,143,045
5.750% due 05/15/12 †	5,000,000	5,522,710
Freddie Mac
4.625% due 12/19/08 †	14,500,000	14,740,033
4.875% due 02/17/09 †	13,600,000	13,907,170
5.250% due 04/18/16 †	9,400,000	10,228,836
6.750% due 03/15/31	3,400,000	4,280,746

Total U.S. Government Agency Issues (Cost $144,818,007)		152,914,205

U.S. TREASURY OBLIGATIONS - 8.98%

U.S. Treasury Bonds - 2.52%

5.000% due 05/15/37	4,495,000	5,029,838
5.375% due 02/15/31 †	15,670,000	18,128,247
6.125% due 08/15/29	6,325,000	7,921,569
6.625% due 02/15/27 †	10,095,000	13,138,491
8.000% due 11/15/21 †	6,000,000	8,464,692

		52,682,837

U.S. Treasury Inflation Protected Securities - 1.25%

2.375% due 01/15/27 † ^	3,153,677	3,443,424
2.625% due 07/15/17 † ^	19,936,159	22,724,111

		26,167,535

U.S. Treasury Notes - 5.21%

2.875% due 01/31/13 †	63,240,000	64,480,136
4.125% due 08/31/12 †	6,900,000	7,404,024
4.250% due 09/30/12 †	3,740,000	4,043,000
4.250% due 11/15/17 †	7,970,000	8,506,110
4.500% due 02/15/09 ‡	3,025,000	3,102,044
4.500% due 05/15/10 † ‡	12,715,000	13,495,790
4.625% due 12/31/11 † ‡	7,460,000	8,147,722

		109,178,826

Total U.S. Treasury Obligations (Cost $180,144,619)		188,029,198

FOREIGN GOVERNMENT BONDS & NOTES - 2.63%

Canadian Government Bond (Canada)
3.750% due 06/01/12	CAD 12,780,000	12,861,552
Korea Development Bank (South Korea)
5.300% due 01/17/13	$1,980,000	2,030,866
Republic of Argentina (Argentina)
3.000% due 04/30/13 §	4,000,000	2,442,370
7.000% due 10/03/15	4,150,000	3,041,489
Republic of Brazil (Brazil)
12.250% due 03/06/30	1,990,000	3,238,725
Republic of Venezuela (Venezuela)
9.375% due 01/13/34	110,000	101,475
Russian Federation Government Bond (Russia)
12.750% due 06/24/28	2,385,000	4,308,145
Ukraine Government Bond (Ukraine)
6.391% due 08/05/09 §	585,000	597,402
6.580% due 11/21/16 ~	1,050,000	1,044,750
6.580% due 11/21/16	6,005,000	5,964,466
6.875% due 03/04/11	1,585,000	1,640,634
7.650% due 06/11/13	1,225,000	1,304,625
United Kingdom Gilt (United Kingdom)
4.500% due 12/07/42	GBP3,175,000	6,466,365
United Mexican States (Mexico)
5.077% due 01/13/09 §	$3,450,000	3,457,762
8.000% due 09/24/22	5,200,000	6,610,760

Total Foreign Government Bonds & Notes (Cost $55,433,052)		55,111,386

PURCHASED OPTIONS - 0.44%
(See Note (g) to Notes to Schedule of Investments) (Cost $10,230,533)		9,211,387

SHORT-TERM INVESTMENTS - 23.00%

Certificates of Deposit - 0.48%

Bank of Ireland (Ireland)
3.469% due 03/03/09 §	10,000,000	10,000,000

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Commercial Paper - 20.75%

Clipper Receivables Co LLC
3.050% due 04/24/08	$75,000,000	$74,853,854
Kitty Hawk Funding Corp
3.080% due 04/01/08	20,093,000	20,093,000
3.080% due 04/24/08	40,000,000	39,921,289
Ranger Funding Co LLC
2.700% due 05/01/08	75,000,000	74,831,250
Three Pillars Funding Corp
3.150% due 04/10/08	75,000,000	74,940,938
Variable Funding Capital Co LLC
2.980% due 04/10/08	75,000,000	74,944,125
Yorktown Capital LLC
3.200% due 04/01/08	75,000,000	75,000,000

		434,584,456

Repurchase Agreement - 1.77%

Fixed Income Clearing Corp
1.900% due 04/01/08
(Dated 03/31/08, repurchase price of $37,010,953; collateralized by Freddie Mac (U.S. Govt Agency Issue):
2.105% due 06/30/08 and market value $37,750,388)	37,009,000	37,009,000

Total Short-Term Investments (Cost $481,593,456)		481,593,456

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 132.96% (Cost $2,874,075,383)		2,783,655,986

	Shares
SECURITIES LENDING COLLATERAL - 14.48%

The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $303,231,429)	303,231,429	303,231,429

TOTAL INVESTMENTS - 147.44% (Cost $3,177,306,812)		3,086,887,415

OTHER ASSETS & LIABILITIES, NET — (47.44%)		(993,258,663)

NET ASSETS - 100.00%		$2,093,628,752

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $1,245,000 or 0.06% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	0.06% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Forward foreign currency contracts outstanding as of March 31, 2008 were as follows:

		Principal
Contracts		Amount
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation

Sell	CAD	13,300,000	05/08	$496,100
Sell	GBP	3,380,000	05/08	104,653

				$600,753

(e)	Investments sold short outstanding as of March 31, 2008 were as follows:

	Principal
Description	Amount	Value
| |
Fannie Mae
5.000% due 04/14/38	$46,940,000	$46,463,277
5.500% due 04/14/38	21,095,000	21,296,057
6.500% due 05/13/38	18,000,000	18,604,692
7.000% due 03/12/38	400,000	420,052
Freddie Mac
6.500% due 04/14/38	13,235,000	13,729,248
Government National Mortgage Association
5.500% due 04/21/38	13,625,000	13,891,110

Total Investments sold short (Proceeds $112,906,738)		$114,404,436

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
(f) Securities with an approximate aggregate market value of $6,036,946 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2008:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (12/08)	841	EUR 841,000,000	$(1,386,526)
3-Month Euroswiss (06/08)	92	CHF 92,000,000	(31,494)
5-Year Interest Rate Swap (06/08)	442	$44,200,000	123,075
10-Year Interest Rate Swap (06/08)	391	39,100,000	442,218
Euro-Bobl 5-Year Notes (06/08)	760	EUR 76,000,000	(1,657,155)
Euro-Bund 10-Year Notes (06/08)	328	32,800,000	(995,084)
Eurodollar (06/08)	373	$373,000,000	87,544
Eurodollar (09/08)	294	294,000,000	(81,791)
Eurodollar (03/09)	5	5,000,000	7,797
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	771	GBP 385,500,000	127,034
U.S. Treasury 2-Year Notes (06/08)	1,030	$206,000,000	(227,179)
U.S. Treasury 10-Year Notes (06/08)	675	67,500,000	162,246

Short Futures Outstanding
Canadian 10-Year Bonds (06/08)	66	CAD 6,600,000	(258,611)
Eurodollar (06/08)	42	$42,000,000	(30,909)
Eurodollar (09/08)	33	33,000,000	(23,168)
Eurodollar (12/08)	83	83,000,000	(25,016)
Eurodollar (03/09)	67	67,000,000	(346,102)
Eurodollar (06/09)	430	430,000,000	(50,588)
Eurodollar (09/09)	428	428,000,000	107,505
Eurodollar (12/09)	67	67,000,000	13,186
United Kingdom Gilt 10-Year Notes (06/08)	133	GBP 13,300,000	(749,305)
U.S. Treasury 5-Year Notes (06/08)	576	$57,600,000	(398,073)
U.S. Treasury 10-Year Notes (06/08)	86	8,600,000	(40,551)
U.S. Treasury 30-Year Bonds (06/08)	167	16,700,000	28,606

			$(5,202,341)

(g) Purchased options outstanding as of March 31, 2008 were as follows:
Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Cost	Value

Fortis	Put — CBOT U.S. Treasury 30-Year Bond Futures (05/08)	$117.00	04/25/08	153	$284,928	$133,875
Fortis	Put — CBOT U.S. Treasury 30-Year Bond Futures (05/08)	118.00	04/25/08	156	256,390	197,437
Greenwich Capital	Put — CBOT U.S. Treasury 10-Year Note Futures (05/08)	118.00	04/25/08	252	252,730	177,187
Merrill Lynch	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	110.00	05/23/08	1,104	365,452	34,500
Greenwich Capital	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	111.00	05/23/08	381	227,324	25,147
Merrill Lynch	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	111.00	05/23/08	608	191,763	21,213
Citigroup	Put — CBOT U.S. Treasury 30-Year Bond Futures (06/08)	115.00	05/23/08	532	818,543	498,750
Lehman	Call — CBOT U.S. Treasury 10-Year Note Futures (06/08)	116.00	05/23/08	187	380,386	648,656
Lehman	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	116.00	05/23/08	187	352,636	99,344
Merrill Lynch	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	116.50	05/23/08	231	202,795	151,594
Merrill Lynch	Call — CBOT U.S. Treasury 10-Year Note Futures (06/08)	118.00	05/23/08	83	103,991	156,922
Merrill Lynch	Call — CBOT U.S. Treasury 10-Year Note Futures (06/08)	119.50	05/23/08	3,273	2,257,757	3,988,969
Citigroup	Call — CME Eurodollar (06/08)	97.50	06/16/08	851	659,878	622,294
Citigroup	Put — CME Eurodollar (06/08)	97.50	06/16/08	851	469,153	132,969
Greenwich Capital	Call — CME Eurodollar (06/08)	97.63	06/16/08	42	22,176	22,050
Citigroup	Call — CME Eurodollar (09/08)	97.50	09/15/08	595	529,550	728,875
Citigroup	Call — CME Eurodollar (12/08)	97.50	12/15/08	595	626,238	784,656

					$8,001,690	$8,424,438

Options on Securities

		Strike	Expiration	Notional
Counterparty	Description	Price	Date	Amount	Cost	Value

Barclays	Put — OTC Fannie Mae 6.000% due 04/01/38	$100.44	04/07/08	$113,300,000	$730,254	$21,640

Payer/Receiver Straddles on Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Cost	Value

JPMorgan Chase	call & Put — OTC 30-Year Interest Rate Swap (1)	4.988%	07/15/08	$44,734,000	$1,498,589	$765,309

(1)	The portfolio would pay or receive a floating rate based on the 6-Month USD-LIBOR, if exercised.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
(h) Transactions in written options for the period ended March 31, 2008 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2007	684,564,171	$14,341,556
Call Options Written	14,927	13,921,673
Straddle Options Written	254,823,000	2,594,310
Put Options Written	408,445,287	11,920,754
Call Options Expired	(3,570)	(3,132,362)
Put Options Expired	(2,140)	(1,185,732)
Call Options Repurchased	(5,974)	(7,730,429)
Straddle Options Repurchased	(121,564,000)	(5,786,446)
Put Options Repurchased	(784,159,855)	(10,972,040)

Outstanding, March 31, 2008	442,111,846	$13,971,284

(i) Premiums received and value of written options outstanding as of March 31, 2008:
Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Premium	Value

Fortis	Put — CBOT U.S. Treasury 30-Year Bond Futures (05/08)	$115.00	04/25/08	153	$174,072	$98,016
Fortis	Put — CBOT U.S. Treasury 30-Year Bond Futures (05/08)	116.00	04/25/08	156	150,673	92,625
Merrill Lynch	Call — CBOT U.S. Treasury 10-Year Note Futures (05/08)	118.00	04/25/08	252	243,394	417,375
Citigroup	Put — CME U.S. Treasury 5-Year Note Futures (06/08)	112.50	05/23/08	1,158	815,298	515,672
Merrill Lynch	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	115.00	05/23/08	62	101,539	21,313
Merrill Lynch	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	115.50	05/23/08	552	1,076,524	241,500
Merrill Lynch	Call — CBOT U.S. Treasury 10-Year Note Futures (06/08)	116.50	05/23/08	2,167	3,218,274	6,704,156
Merrill Lynch	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	118.00	05/23/08	199	316,579	233,203
Merrill Lynch	Call — CBOT U.S. Treasury 10-Year Note Futures (06/08)	120.00	05/23/08	707	600,794	729,094
Merrill Lynch	Call — CBOT U.S. Treasury 10-Year Note Futures (06/08)	123.00	05/23/08	1,478	683,276	577,344
Greenwich Capital	Call — CME Eurodollar 1-Year Mid Curve Futures (06/08)	97.63	06/13/08	42	22,974	33,863
Merrill Lynch	Call — CME Eurodollar (06/08)	97.25	06/16/08	2,270	645,815	99,312
Citigroup	Call — CME Eurodollar (06/08)	97.75	06/16/08	2,270	957,940	851,250
Citigroup	Call — CME Eurodollar (09/08)	98.00	09/15/08	1,190	487,900	595,000
Citigroup	Call — CME Eurodollar (12/08)	98.00	12/15/08	1,190	651,525	788,375

					$10,146,577	$11,998,098

Receiver/Payer Straddles on Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Premium	Value

JPMorgan Chase	Call & Put — OTC 5-Year Interest Rate Swap (1)	4.080%	04/07/08	$132,373,000	$1,095,700	$265
Barclays	Call & Put — OTC 1-Year Interest Rate Swap (1)	3.563%	06/16/08	187,275,000	1,230,397	2,483,167
JPMorgan Chase	Call & Put — OTC 5-Year Interest Rate Swap (1)	3.900%	07/15/08	122,450,000	1,498,610	861,803

					$3,824,707	$3,345,235

(1)	The portfolio would pay or receive a floating rate based on the 3-Month USD-LIBOR, if exercised.
(j) Swap agreements outstanding as of March 31, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Gazprom Capital 8.625% due 04/28/34	Sell	0.390%	04/20/08	$5,880,000	$(3,900)
Deutsche Bank	Banca Italease SPA 12.000% due 02/08/12	Sell	0.850%	06/20/08	18,000,000	(238,004)
Deutsche Bank	Countrywide Financial Corp 4.000% due 03/22/11	Sell	4.000%	09/20/08	17,900,000	(296,587)
Deutsche Bank	Russian Federation 7.175% due 05/16/13	Sell	0.730%	03/20/09	8,300,000	3,283
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.450%	12/20/11	17,300,000	(530,049)
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.540%	12/20/11	17,660,000	(485,859)
Barclays	Republic of Brazil 12.250% due 03/06/30	Buy	(1.015%)	12/20/11	8,650,000	125,991
Barclays	Republic of Brazil 12.250% due 03/06/30	Buy	(1.205%)	12/20/11	8,830,000	70,261
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.535%	03/20/12	3,860,000	(305,815)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.548%	03/20/12	4,010,000	(315,844)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.610%	03/20/12	3,540,000	(348,522)
Barclays	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.680%	08/20/12	3,070,000	255,961
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.710%	08/20/12	3,460,000	284,430
Deutsche Bank	Republic of Brazil 12.250% due 03/06/30	Sell	0.850%	09/20/12	4,500,000	(143,952)
Barclays	Russian Federation 7.500% due 03/31/30	Sell	0.865%	09/20/12	12,170,000	267,288
Barclays	Republic of Turkey 11.875% due 01/15/30	Buy	(1.545%)	10/20/12	14,500,000	815,361
Deutsche Bank	Dow Jones CDX NA IG9 Index	Buy	(0.600%)	12/20/12	183,500,000	(2,190,124)
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Barclays	Dow Jones CDX NA EM8 Index	Buy	(1.750%)	12/20/12	$40,000,000	$548,007
Barclays	Dow Jones CDX NA HY9 Index	Buy	(3.750%)	12/20/12	20,000,000	(1,507,967)
Deutsche Bank	Dow Jones CDX NA HY9 Index	Sell	3.750%	12/20/12	45,000,000	(1,114,801)
Barclays	Dow Jones CDX NA EM9 Index	Buy	(2.650%)	06/20/13	6,230,000	46,117
Deutsche Bank	Dow Jones CDX NA EM9 Index	Buy	(2.650%)	06/20/13	40,480,000	315,843

						$(4,748,882)

(1)	If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Deutsche Bank	3-Month USD-LIBOR	Pay	2.292%	04/25/10	$61,300,000	$192,853
Barclays	3-Month USD-LIBOR	Receive	4.213%	11/29/12	44,440,000	2,428,099
Credit Suisse	3-Month USD-LIBOR	Receive	3.728%	02/25/13	26,500,000	559,109
Credit Suisse	3-Month USD-LIBOR	Pay	3.935%	04/09/13	53,000,000	(1,575,845)
Deutsche Bank	3-Month USD-LIBOR	Receive	3.570%	04/30/13	63,475,000	761,986
Barclays	3-Month USD-LIBOR	Receive	3.350%	06/26/13	60,025,000	(46,458)
Barclays	3-Month USD-LIBOR	Receive	4.235%	12/05/13	55,000,000	1,601,053
Deutsche Bank	3-Month USD-LIBOR	Pay	5.479%	08/13/17	7,100,000	(821,126)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.195%	09/10/17	14,902,000	(1,385,889)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.147%	09/17/17	10,535,000	(943,231)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.260%	10/19/17	21,900,000	(2,144,425)
Barclays	3-Month USD-LIBOR	Pay	5.028%	10/25/17	16,745,000	(1,332,235)
Credit Suisse	3-Month USD-LIBOR	Pay	4.476%	02/25/18	14,800,000	(531,432)
Deutsche Bank	3-Month USD-LIBOR	Receive	3.954%	04/25/18	14,265,000	(145,831)
Deutsche Bank	3-Month USD-LIBOR	Pay	4.250%	04/30/18	35,205,000	(504,076)
Barclays	3-Month USD-LIBOR	Pay	4.673%	12/05/18	30,500,000	(1,014,505)
Barclays	3-Month USD-LIBOR	Pay	4.948%	11/29/37	12,635,000	(835,456)
Barclays	3-Month USD-LIBOR	Pay	4.540%	06/26/38	16,735,000	316,600

						$(5,420,809)

Interest Rate Cap/Floor Swaps

							Unrealized
		Pay/Receive		Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Cap/Floor	Rate	Date	Amount	(Depreciation)

Barclays	3-Month USD-LIBOR	Receive	Cap	3.500%	06/18/09	$227,000,000	$(844,211)
Barclays	3-Month USD-LIBOR	Receive	Floor	3.500%	06/18/09	227,000,000	2,146,937

							$1,302,726

Price-Lock Swaps

					Unrealized
			Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Price-Lock	Date	Amount	(Depreciation)

Deutsche Bank	Fannie Mae 5.000% due 04/01/38 (2)	$97.43	04/07/08	$57,800,000	$(872,850)
Deutsche Bank	Fannie Mae 5.000% due 04/01/38 (2)	97.81	04/07/08	8,695,000	(97,716)
Deutsche Bank	Fannie Mae 5.500% due 04/01/38 (2)	99.45	04/07/08	13,850,000	(208,611)
Deutsche Bank	Fannie Mae 6.000% due 04/01/38 (3)	100.88	04/07/08	222,500,000	3,438,159
Deutsche Bank	Fannie Mae 6.500% due 04/01/38 (3)	102.47	04/07/08	66,375,000	714,849
Deutsche Bank	Fannie Mae 6.500% due 04/01/38 (3)	103.31	04/07/08	557,310,000	1,304,813
Deutsche Bank	Fannie Mae 5.500% due 04/01/23 (3)	100.84	04/10/08	7,050,000	84,677

					$4,363,321

(2)	The portfolio pays the excess of the market price over the price-lock or receives the excess of the price-lock over the market price.

(3)	The portfolio pays the excess of the price-lock over the market price or receives the excess of the market price over the price-lock.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.27%

Consumer Discretionary - 9.85%

Bayerische Motoren Werke AG + (Germany)	246,243	$13,595,163
Crown Ltd * † (Australia)	1,597,715	15,331,616
Esprit Holdings Ltd + (Bermuda)	645,915	7,837,737
Lamar Advertising Co ‘A’ * †	214,100	7,692,613
Las Vegas Sands Corp * †	88,025	6,482,158
Liberty Global Inc ‘A’ * †	147,161	5,015,247
Liberty Global Inc ‘C’ * †	149,701	4,862,288
Mattel Inc	706,855	14,066,414
News Corp ‘A’	1,502,635	28,174,406
Nordstrom Inc †	622,000	20,277,200
Sharp Corp + (Japan)	859,000	14,743,804
Sony Corp + (Japan)	311,880	12,544,330
Staples Inc	735,175	16,254,719

		166,877,695

Consumer Staples - 14.07%

Altria Group Inc	394,126	8,749,597
Avon Products Inc	177,085	7,001,941
CVS Caremark Corp	1,827,202	74,019,953
InBev NV + (Belgium)	864,167	75,858,014
Philip Morris International Inc *	394,126	19,934,893
Tesco PLC + (United Kingdom)	2,252,013	16,972,426
The Coca-Cola Co	209,765	12,768,396
The Procter & Gamble Co †	326,515	22,878,906

		238,184,126

Energy - 7.81%

Exxon Mobil Corp	567,905	48,033,405
Hess Corp †	665,689	58,700,456
Occidental Petroleum Corp	231,575	16,944,343
Petroleo Brasileiro SA ADR (Brazil)	84,390	8,617,063

		132,295,267

Financials - 6.36%

American Express Co	177,750	7,771,230
Berkshire Hathaway Inc ‘B’ *	6,128	27,409,931
CME Group Inc †	31,080	14,579,628
JPMorgan Chase & Co	503,003	21,603,979
Nomura Holdings Inc + (Japan)	795,800	11,980,456
T. Rowe Price Group Inc	237,055	11,852,750
The Goldman Sachs Group Inc	75,115	12,423,270

		107,621,244

Health Care - 10.45%

Amgen Inc *	5,780	241,488
Celgene Corp * †	498,540	30,555,517
Coventry Health Care Inc * †	568,725	22,948,054
Forest Laboratories Inc *	240,775	9,633,408
Genentech Inc *	184,595	14,985,422
Genzyme Corp * †	182,720	13,619,949
Merck & Co Inc	580,000	22,011,000
Roche Holding AG + (Switzerland)	179,772	33,881,614
UnitedHealth Group Inc	847,855	29,132,298

		177,008,750

Industrials - 10.37%

C.H. Robinson Worldwide Inc †	318,100	17,304,640
Canadian National Railway Co (Canada)	152,532	7,370,346
China Merchants Holdings International Co Ltd + (Hong Kong)	1,842,000	8,831,342
Danaher Corp †	223,255	16,974,080
Embraer-Empresa Brasileira de Aeronautica SA ADR (Brazil)	617,120	24,382,411
Emerson Electric Co †	434,115	22,339,558
Ingersoll-Rand Co Ltd ‘A’ † (Bermuda)	259,975	11,589,686
Lockheed Martin Corp †	110,395	10,962,224
Siemens AG + (Germany)	279,617	30,563,376
United Parcel Service Inc ‘B’	345,685	25,241,919

		175,559,582

Information Technology - 24.22%

Apple Inc *	140,873	20,215,276
Automatic Data Processing Inc	266,544	11,298,800
Cisco Systems Inc *	2,134,285	51,414,926
Corning Inc	1,626,830	39,108,993
Cypress Semiconductor Corp *	411,715	9,720,591
Dell Inc * †	450,160	8,967,187
Electronic Arts Inc * †	332,975	16,622,112
Google Inc ‘A’ *	63,770	28,088,772
Hewlett-Packard Co †	700,100	31,966,566
Keyence Corp + (Japan)	41,500	9,656,475
KLA-Tencor Corp †	618,990	22,964,529
Marvell Technology Group Ltd * (Bermuda)	1,310,995	14,263,626
Microsoft Corp	1,807,235	51,289,329
Oracle Corp *	1,079,000	21,105,240
Research In Motion Ltd * (Canada)	306,925	34,446,193
Taiwan Semiconductor Manufacturing Co Ltd + (Taiwan)	8,472,000	17,532,603
Texas Instruments Inc	320,990	9,074,387
The Western Union Co	585,500	12,453,585

		410,189,190

Materials - 7.88%

Bayer AG + (Germany)	256,775	20,583,031
K+S AG + (Germany)	93,150	30,461,104
Monsanto Co	231,725	25,837,338
Praxair Inc	93,880	7,907,512
Syngenta AG + (Switzerland)	74,881	21,876,080
Weyerhaeuser Co	410,845	26,721,359

		133,386,424

Telecommunication Services - 2.51%

America Movil SAB de CV ‘L’ ADR (Mexico)	232,305	14,795,505
Crown Castle International Corp * †	804,120	27,734,099

		42,529,604

Utilities - 3.75%

NRG Energy Inc * †	679,380	26,489,026
The AES Corp *	2,216,405	36,947,471

		63,436,497

Total Common Stocks (Cost $1,565,592,272)		1,647,088,379

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.12%

U.S. Government Agency Issue - 2.12%

Federal Home Loan Bank 1.500% due 04/01/08	$35,800,000	$35,800,000

Repurchase Agreement - 0.00%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $60,003; collateralized by Fannie Mae (U.S. Govt Agency Issue: 2.105% due 06/30/08 and market value $64,838)	60,000	60,000

Total Short-Term Investments (Cost $35,860,000)		35,860,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.39% (Cost $1,601,452,272)		1,682,948,379

	Shares
SECURITIES LENDING COLLATERAL - 9.44%

The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $159,941,057)	159,941,057	159,941,057

TOTAL INVESTMENTS - 108.83% (Cost $1,761,393,329)		1,842,889,436

OTHER ASSETS & LIABILITIES, NET - (8.83%)		(149,566,360)

NET ASSETS - 100.00%		$1,693,323,076

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $326,917,555 or 19.31% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Forward foreign currency contracts outstanding as of March 31, 2008 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CHF	16,635,000	05/08	$(1,553,225)
Sell	CHF	11,800,000	08/08	(1,144,924)
Sell	EUR	1,700,000	04/08	(267,658)
Sell	EUR	46,600,000	05/08	(2,319,589)
Sell	EUR	5,600,000	08/08	(662,702)
Buy	GBP	1,500,000	05/08	30,065
Sell	GBP	4,700,000	05/08	204,880
Buy	KRW	2,300,000,000	05/08	(185,931)
Sell	KRW	2,300,000,000	05/08	197,352

				$(5,701,732)

(d)	The amount of $1,977,150 in cash was segregated with the broker(s)/custodian to cover written call option contracts as of March 31, 2008.

(e)	Transactions in written options for the period ended March 31, 2008 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2007	646	$59,180
Call Options Expired	(411)	(32,888)
Put Options Expired	(11)	(1,231)
Put Options Repurchased	(224)	(25,061)

Outstanding, March 31, 2008	—	$—

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.92%

Materials - 1.92%

Cia Vale do Rio Doce ‘A’ (Brazil)	186,342	$5,374,576

Total Preferred Stocks (Cost $2,147,776)		5,374,576

COMMON STOCKS - 97.94%

Consumer Discretionary - 6.01%

Desarrolladora Homex SAB de CV ADR * † (Mexico)	73,945	4,292,507
Focus Media Holding Ltd ADR * † (Cayman)	148,375	5,215,381
News Corp ‘A’	116,335	2,181,281
Sony Corp + (Japan)	128,310	5,160,841

		16,850,010

Consumer Staples - 8.98%

Bunge Ltd † (Bermuda)	94,515	8,211,463
CVS Caremark Corp	239,440	9,699,715
Davide Campari-Milano SPA + (Italy)	750,089	7,277,900

		25,189,078

Energy - 3.78%

Apache Corp	32,555	3,933,295
Hess Corp	75,540	6,661,117

		10,594,412

Financials - 10.61%

CapitalSource Inc REIT †	520,214	5,030,469
CME Group Inc	8,125	3,811,438
Lehman Brothers Holdings Inc †	91,705	3,451,776
MarketAxess Holdings Inc * †	192,555	1,913,997
National Financial Partners Corp †	176,205	3,959,326
The Goldman Sachs Group Inc	48,310	7,989,991
UBS AG (NYSE) (Switzerland)	1,525	43,920
UBS AG (XVTX) + (Switzerland)	122,384	3,563,585

		29,764,502

Health Care - 14.44%

Celgene Corp * †	208,330	12,768,546
Gilead Sciences Inc *	345,630	17,810,314
Intuitive Surgical Inc * †	30,571	9,915,704

		40,494,564

Industrials - 8.54%

ABB Ltd + (Switzerland)	646,599	17,427,250
CoStar Group Inc * †	73,969	3,180,667
FedEx Corp †	36,060	3,341,680

		23,949,597

Information Technology - 27.08%

Apple Inc *	97,480	13,988,380
Cisco Systems Inc *	241,080	5,807,617
Corning Inc	441,335	10,609,693
Cypress Semiconductor Corp *	195,145	4,607,374
Equinix Inc * †	56,340	3,746,047
Google Inc ‘A’ *	19,800	8,721,306
QUALCOMM Inc	96,165	3,942,765
Research In Motion Ltd * (Canada)	79,015	8,867,853
Trimble Navigation Ltd * †	190,400	5,443,536
VistaPrint Ltd * † (Bermuda)	292,075	10,208,021

		75,942,592

Materials - 9.48%

Cia Vale do Rio Doce ADR (Brazil)	376,605	13,045,597
Potash Corp of Saskatchewan Inc (Canada)	87,365	13,559,922

		26,605,519

Telecommunication Services - 9.02%

America Movil SAB de CV ‘L’ ADR (Mexico)	153,705	9,789,471
Crown Castle International Corp * †	295,860	10,204,211
GVT Holding SA * (Brazil)	90,980	1,709,991
Time Warner Telecom Inc ‘A’ * †	232,420	3,600,186

		25,303,859

Total Common Stocks (Cost $247,586,691)		274,694,133

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.53%

U.S. Government Agency Issue - 0.50%

Federal Home Loan Bank 1.500% due 04/01/08	$1,400,000	1,400,000

Repurchase Agreement - 0.03%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $91,005; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $94,763)	91,000	91,000

Total Short-Term Investments (Cost $1,491,000)		1,491,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.39% (Cost $251,225,467)		281,559,709

	Shares
SECURITIES LENDING COLLATERAL - 22.77%

The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $63,857,434)	63,857,434	63,857,434

TOTAL INVESTMENTS - 123.16% (Cost $315,082,901)		345,417,143

OTHER ASSETS & LIABILITIES, NET - (23.16%)		(64,949,849)

NET ASSETS — 100.00%		$280,467,294

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $33,429,576 or 11.92% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
WARRANTS - 0.08%

Health Care - 0.08%

Akorn Inc * + ∆ ж Exp. 03/08/11	50,750	$33,997
ConjuChem Biotechnologies Inc * + ∆ ж (Canada) Exp. 11/28/09	635,000	32
Cytori Therapeutics Inc * + ∆ ж Exp. 02/28/12	33,925	28,850
Lev Pharmaceuticals Inc * + ∆ ж Exp. 08/17/12	116,000	24,252

		87,131

Total Warrants (Cost $60,172)		87,131

CONVERTIBLE PREFERRED STOCKS - 1.94%

Health Care - 1.94%

Mylan Inc 6.500%	2,600	2,247,336

Total Convertible Preferred Stocks (Cost $2,624,048)		2,247,336

COMMON STOCKS - 94.92%

Consumer Staples - 0.80%

China Nepstar Chain Drugstore Ltd ADR * (Cayman)	68,000	924,800

Financials - 0.27%

Tempo Participacoes SA * (Brazil)	105,300	309,053

Health Care - 92.20%

Abbott Laboratories	84,300	4,649,145
Acorda Therapeutics Inc * †	81,200	1,457,540
Aetna Inc	27,200	1,144,848
Air Methods Corp * †	7,600	367,612
Alcon Inc (Switzerland)	22,800	3,243,300
Allos Therapeutics Inc * †	444,500	2,702,560
Allscripts Healthcare Solutions Inc * †	332,700	3,433,464
AMAG Pharmaceuticals Inc * †	7,700	311,311
Amgen Inc *	59,600	2,490,088
Antisoma PLC * + (United Kingdom)	655,500	299,710
Antisoma PLC * + ~ (United Kingdom)	288,500	131,909
Array BioPharma Inc * †	100,300	703,103
ARYx Therapeutics Inc *	82,500	651,750
Auxilium Pharmaceuticals Inc *	44,100	1,179,234
Baxter International Inc	36,100	2,087,302
BioForm Medical Inc * †	86,500	397,900
BioMarin Pharmaceutical Inc * †	136,400	4,824,468
BioMimetic Therapeutics Inc *	40,200	321,600
Cardinal Health Inc	30,500	1,601,555
CardioNet Inc *	18,200	327,418
Cephalon Inc * †	42,600	2,743,440
Cepheid Inc * †	29,700	724,383
Cytori Therapeutics Inc *	67,850	323,644
Eclipsys Corp *	94,100	1,845,301
Elan Corp PLC ADR * † (Ireland)	232,200	4,843,692
EnteroMedics Inc *	41,200	171,804
Genentech Inc *	65,600	5,325,408
Gilead Sciences Inc * †	116,000	5,977,480
Hologic Inc * †	17,800	989,680
Immucor Inc *	57,800	1,233,452
Impax Laboratories Inc *	248,500	2,311,050
Incyte Corp *	340,000	3,573,400
Insulet Corp * †	12,500	180,000
InterMune Inc * †	136,700	1,993,086
Keryx Biopharmaceuticals Inc * †	108,700	65,220
KV Pharmaceutical Co ‘A’ * †	32,400	808,704
Lev Pharmaceuticals Inc *	580,000	522,000
MAP Pharmaceuticals Inc * †	71,800	1,003,046
McKesson Corp	21,500	1,125,955
Medco Health Solutions Inc *	27,600	1,208,604
Merck & Co Inc	44,600	1,692,570
Merck KGaA † + (Germany)	9,800	1,216,728
Millennium Pharmaceuticals Inc *	148,300	2,292,718
Mylan Inc †	46,300	537,080
Myriad Genetics Inc *	35,700	1,438,353
NxStage Medical Inc * †	46,300	200,016
Orexigen Therapeutics Inc *	53,300	548,990
Progenics Pharmaceuticals Inc * †	152,700	997,131
Regeneron Pharmaceuticals Inc *	106,900	2,051,411
ResMed Inc * †	38,400	1,619,712
Roche Holding AG ADR (Switzerland)	42,700	4,034,082
Schering-Plough Corp	64,000	922,240
St. Jude Medical Inc *	38,600	1,667,134
Stryker Corp	13,100	852,155
Techne Corp *	7,000	471,520
Teva Pharmaceutical Industries Ltd ADR (Israel)	34,000	1,570,460
The TriZetto Group Inc * †	86,800	1,448,692
Thermo Fisher Scientific Inc *	44,700	2,540,748
Vanda Pharmaceuticals Inc * †	370,400	1,433,448
Vertex Pharmaceuticals Inc *	61,200	1,462,068
WuXi PharmaTech Cayman Inc ADR * (Cayman)	600	13,416
Wyeth	133,600	5,579,136
XenoPort Inc * †	75,700	3,063,579

		106,948,553

Materials - 1.65%

Bayer AG + (Germany)	23,900	1,915,819

Total Common Stocks (Cost $108,595,836)		110,098,225

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.84%

Repurchase Agreement - 2.84%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $3,298,174; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $3,366,563)	$3,298,000	3,298,000

Total Short-Term Investment (Cost $3,298,000)		3,298,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.78% (Cost $114,578,056)		115,730,692

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 23.21%

The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $26,925,761)	26,925,761	$26,925,761

TOTAL INVESTMENTS - 122.99% (Cost $141,503,817)		142,656,453

OTHER ASSETS & LIABILITIES, NET - (22.99%)		(26,664,483)

NET ASSETS - 100.00%		$115,991,970

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $3,651,297 or 3.15% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	0.08% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Restricted securities as of March 31, 2008, were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Akorn Inc Warrants (Exp. 03/08/11) 03/08/06	$—	$33,997	0.03%
ConjuChem Biotechnologies Inc Warrants (Exp. 11/28/09) 11/22/06	55,423	32	0.00%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) 02/23/07	4,749	28,850	0.03%
Lev Pharmaceuticals Inc Warrants (Exp. 08/17/12) 08/14/07	—	24,252	0.02%

	$60,172	$87,131	0.08%

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.54%

Consumer Discretionary - 10.82%

Brinker International Inc †	3,355,300	$62,240,815
Centex Corp †	1,110,500	26,885,205
D.R. Horton Inc †	2,331,600	36,722,700
Darden Restaurants Inc †	2,098,300	68,299,665
Foot Locker Inc †	3,608,900	42,476,753
Hanesbrands Inc * †	1,665,800	48,641,360
J.C. Penney Co Inc †	1,354,100	51,063,111
Liz Claiborne Inc †	3,865,900	70,166,085
Pacific Sunwear of California Inc * †	3,127,600	39,439,036

		445,934,730

Consumer Staples - 7.84%

Campbell Soup Co	690,800	23,452,660
Coca-Cola Enterprises Inc †	3,382,400	81,854,080
McCormick & Co Inc †	632,700	23,390,919
Molson Coors Brewing Co ‘B’ †	1,598,100	84,012,117
Pilgrim’s Pride Corp †	2,296,632	46,460,865
Smithfield Foods Inc * †	1,577,400	40,633,824
The Hershey Co †	613,000	23,091,710
		322,896,175

Energy - 10.85%

BJ Services Co †	2,583,700	73,661,287
Exterran Holdings Inc *	445,400	28,746,116
Foundation Coal Holdings Inc	808,500	40,691,805
Massey Energy Co †	1,974,200	72,058,300
Patterson-UTI Energy Inc †	2,841,400	74,387,852
Pride International Inc * †	2,219,200	77,561,040
Sunoco Inc †	760,300	39,892,941
The Williams Cos Inc †	1,209,000	39,872,820

		446,872,161

Financials - 17.59%

Ameriprise Financial Inc	1,223,300	63,428,105
Aon Corp †	1,013,200	40,730,640
CBL & Associates Properties Inc REIT †	2,827,700	66,535,781
Hudson City Bancorp Inc †	2,687,500	47,515,000
Huntington Bancshares Inc †	3,369,500	36,222,125
Lincoln National Corp †	1,818,763	94,575,681
Marsh & McLennan Cos Inc †	2,022,600	49,250,310
Marshall & Ilsley Corp †	1,723,500	39,985,200
OneBeacon Insurance Group Ltd (Bermuda)	1,720,800	32,729,616
PartnerRe Ltd † (Bermuda)	642,800	49,045,640
People’s United Financial Inc †	1,278,900	22,137,759
Public Storage REIT †	729,400	64,639,428
RenaissanceRe Holdings Ltd † (Bermuda)	1,143,500	59,359,085
Willis Group Holdings Ltd (Bermuda)	1,744,100	58,619,201

		724,773,571

Health Care - 9.02%

Applera Corp-Applied Biosystems Group †	1,854,300	60,932,298
Barr Pharmaceuticals Inc * †	1,732,810	83,712,051
Forest Laboratories Inc * †	534,600	21,389,346
Hospira Inc * †	1,751,400	74,907,378
Omnicare Inc †	2,734,900	49,665,784
Warner Chilcott Ltd ‘A’ * † (Bermuda)	4,510,610	81,190,980

		371,797,837

Industrials - 14.90%

Cintas Corp †	2,099,900	59,931,146
Covanta Holding Corp * †	2,184,585	60,076,088
Dover Corp	2,401,400	100,330,492
Hubbell Inc ‘B’ †	1,031,800	45,079,342
Masco Corp †	3,723,500	73,837,005
Pitney Bowes Inc †	3,274,000	114,655,480
Spirit Aerosystems Holdings Inc ‘A’ *	1,088,500	24,142,930
Textron Inc	935,800	51,862,036
UAL Corp †	870,100	18,733,253
USG Corp * †	681,300	25,085,466
WESCO International Inc * †	1,104,500	40,303,205

		614,036,443

Information Technology - 14.30%

Agilent Technologies Inc *	1,789,400	53,377,802
Analog Devices Inc	2,362,000	69,726,240
Arrow Electronics Inc *	2,152,000	72,414,800
Brocade Communications Systems Inc *	1,460,903	10,664,592
Flextronics International Ltd * (Singapore)	8,626,900	81,006,591
Ingram Micro Inc ‘A’ *	6,169,200	97,658,436
Lexmark International Inc ‘A’ * †	1,538,500	47,262,720
NeuStar Inc ‘A’ * †	2,467,100	65,328,808
Seagate Technology LLC — Escrow Shares * (Cayman)	24,300	2,430
Sun Microsystems Inc * †	3,002,449	46,628,033
Sybase Inc * †	1,713,300	45,059,790

		589,130,242

Materials - 5.18%

Ball Corp	1,413,700	64,945,378
Bemis Co Inc †	2,617,000	66,550,310
Louisiana-Pacific Corp †	3,314,300	30,425,274
RPM International Inc	2,460,700	51,527,058

		213,448,020

Telecommunication Services - 1.78%

Citizens Communications Co †	6,995,400	73,381,746

Utilities - 2.26%

American Electric Power Co Inc	1,288,000	53,619,440
Wisconsin Energy Corp †	899,800	39,582,202

		93,201,642

Total Common Stocks (Cost $4,377,066,598)		3,895,472,567

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.09%

Repurchase Agreement - 4.09%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $168,537,895; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $171,904,163)	$168,529,000	168,529,000

Total Short-Term Investment (Cost $168,529,000)		168,529,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.63% (Cost $4,545,595,598)		4,064,001,567

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 20.24%

The Mellon GSL DBT II Collateral Fund 3.192% ∆ (Cost $834,012,990)	834,012,990	$834,012,990

TOTAL INVESTMENTS - 118.87% (Cost $5,379,608,588)		4,898,014,557

OTHER ASSETS & LIABILITIES, NET - (18.87%)		(777,668,066)

NET ASSETS - 100.00%		$4,120,346,491

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.85%

Consumer Discretionary - 11.45%

Amazon.com Inc * †	181,853	$12,966,119
McDonald’s Corp	235,462	13,131,716
Nike Inc ‘B’	182,861	12,434,548
priceline.com Inc * †	143,051	17,289,144
The TJX Cos Inc	420,345	13,900,809
Urban Outfitters Inc * †	437,075	13,702,301
VF Corp	164,805	12,774,036

		96,198,673

Consumer Staples - 6.05%

The Coca-Cola Co	535,710	32,608,668
Wal-Mart Stores Inc	345,067	18,178,130

		50,786,798

Energy - 9.31%

EOG Resources Inc	104,462	12,535,440
Southwestern Energy Co * †	379,440	12,783,334
Transocean Inc † (Cayman)	170,787	23,090,402
XTO Energy Inc	482,053	29,819,799

		78,228,975

Financials - 12.28%

BlackRock Inc †	109,112	22,278,488
CME Group Inc †	45,983	21,570,625
IntercontinentalExchange Inc * †	83,560	10,904,580
State Street Corp †	160,053	12,644,187
T. Rowe Price Group Inc	202,466	10,123,300
The Charles Schwab Corp	632,571	11,911,312
The Goldman Sachs Group Inc †	82,847	13,702,065

		103,134,557

Health Care - 15.52%

Allergan Inc	223,999	12,631,303
C.R. Bard Inc †	124,855	12,036,022
Celgene Corp *	187,310	11,480,230
Express Scripts Inc *	173,574	11,164,280
Genzyme Corp *	137,631	10,259,015
Gilead Sciences Inc * †	439,931	22,669,644
Hologic Inc * †	226,457	12,591,009
Intuitive Surgical Inc *	59,528	19,307,907
Stryker Corp	158,723	10,324,931
Thermo Fisher Scientific Inc * †	137,989	7,843,295

		130,307,636

Industrials - 10.06%

AGCO Corp * †	211,581	12,669,470
CSX Corp	225,335	12,634,533
Deere & Co	194,666	15,658,933
First Solar Inc *	67,363	15,570,284
Flowserve Corp	152,125	15,878,808
Precision Castparts Corp	117,950	12,040,336

		84,452,364

Information Technology - 27.16%

Activision Inc *	544,460	14,869,203
Apple Inc *	201,144	28,864,164
Cisco Systems Inc *	449,875	10,837,489
Cognizant Technology Solutions Corp ‘A’ *	377,428	10,881,249
Corning Inc	452,985	10,889,759
Dolby Laboratories Inc ‘A’ * †	201,271	7,298,086
Google Inc ‘A’ *	23,634	10,410,068
International Business Machines Corp †	169,212	19,483,070
Juniper Networks Inc * †	491,869	12,296,725
MasterCard Inc ‘A’ †	106,399	23,725,913
MEMC Electronic Materials Inc *	288,339	20,443,235
Oracle Corp *	1,017,643	19,905,097
QUALCOMM Inc	345,552	14,167,632
salesforce.com inc *	114,420	6,621,485
Visa Inc ‘A’ *	278,893	17,391,767

		228,084,942

Materials - 7.02%

Monsanto Co	330,406	36,840,269
Owens-Illinois Inc *	208,598	11,771,185
Steel Dynamics Inc	312,442	10,323,084

		58,934,538

Total Common Stocks
(Cost $808,793,726)		830,128,483

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.07%

Repurchase Agreement - 1.07%
Fixed Income Clearing Corp
1.900% due 04/01/08
(Dated 03/31/08, repurchase price of $9,003,475; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $9,186,975)	$9,003,000	9,003,000

Total Short-Term Investment (Cost $9,003,000)		9,003,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.92%
(Cost $817,796,726)		839,131,483

	Shares
SECURITIES LENDING COLLATERAL - 19.24%

The Mellon GSL DBT II Collateral Fund
3.192% ∆
(Cost $161,598,984)	161,598,984	161,598,984

TOTAL INVESTMENTS - 119.16%
(Cost $979,395,710)		1,000,730,467

OTHER ASSETS & LIABILITIES, NET — (19.16%)		(160,927,618)

NET ASSETS - 100.00%		$839,802,849

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.48%

Australia - 0.32%

QBE Insurance Group Ltd +	469,765	$9,611,536

Austria - 1.83%

Erste Bank der Oesterreichischen Sparkassen AG † +	859,577	55,754,335

Bermuda - 0.63%

Li & Fung Ltd +	5,141,200	19,257,926

Canada - 0.97%

Canadian National Railway Co	610,780	29,512,890

Czech Republic - 0.62%

Komercni Banka AS +	78,896	18,865,421

France - 19.71%

Air Liquide SA +	371,337	56,630,826
AXA SA +	1,778,048	64,306,985
Gaz de France SA † +	646,060	39,018,062
Legrand SA +	1,298,113	40,745,048
LVMH Moet Hennessy Louis Vuitton SA † +	1,088,757	121,122,330
Pernod-Ricard SA +	431,810	44,490,612
Schneider Electric SA +	726,289	93,823,640
Societe Television Francaise 1 SA +	226,061	4,980,941
Suez SA † +	577,870	37,877,883
Total SA † +	1,017,020	75,345,212
Vivendi +	554,360	21,684,510

		600,026,049

Germany - 9.54%

Bayer AG +	829,077	66,458,642
Bayerische Motoren Werke AG +	615,540	33,984,180
E.ON AG +	299,074	55,780,362
Linde AG +	582,710	82,087,295
Merck KGaA † +	420,375	52,192,027

		290,502,506

India - 0.64%

Satyam Computer Services Ltd ADR	858,560	19,394,870

Italy - 0.93%

Assicurazioni Generali SPA + λ	1	5
Intesa Sanpaolo SPA	4,001,342	28,230,010

		28,230,015

Japan - 18.77%

Aeon Credit Service Co Ltd +	1,185,000	15,963,300
Asahi Glass Co Ltd +	1,227,100	13,614,825
Bridgestone Corp +	1,224,800	21,133,332
Canon Inc +	1,972,700	92,013,485
FANUC Ltd +	335,400	32,176,240
Hirose Electric Co Ltd † +	211,700	23,947,304
HOYA Corp +	1,548,600	36,590,124
Inpex Holdings Inc +	4,555	51,486,856
Kao Corp +	3,085,700	87,800,619
Nomura Holdings Inc +	1,949,700	29,351,967
OMRON Corp +	964,700	19,990,188
Ricoh Co Ltd +	2,402,900	39,755,451
Shin-Etsu Chemical Co Ltd +	553,800	28,836,797
The Shizuoka Bank Ltd +	637,700	7,577,601
Tokyo Gas Co Ltd +	4,328,500	17,641,946
Toyota Motor Corp +	889,300	44,934,393
Yamato Holdings Co Ltd +	589,000	8,655,627

		571,470,055

Mexico - 0.47%

Grupo Modelo SAB de CV ‘C’	3,258,500	14,267,562

Netherlands - 5.15%

Heineken NV +	1,262,050	73,299,399
TNT NV +	1,551,030	57,535,990
Wolters Kluwer NV +	979,220	25,966,899

		156,802,288

Singapore - 1.51%

Singapore Telecommunications Ltd +	16,038,680	45,909,361

South Africa - 0.37%

MTN Group Ltd +	745,310	11,329,777

South Korea - 1.50%

Samsung Electronics Co Ltd +	72,391	45,776,627

Switzerland - 16.66%

Actelion Ltd * +	345,189	18,839,124
Givaudan SA † +	58,098	57,471,272
Julius Baer Holding AG +	587,826	43,390,144
Nestle SA +	331,327	165,611,358
Roche Holding AG † +	655,886	123,614,779
Swiss Reinsurance Co +	668,421	58,428,602
UBS AG (XVTX) +	1,375,477	40,051,222
		507,406,501

Taiwan - 0.72%

Taiwan Semiconductor
Manufacturing Co Ltd ADR	2,136,460	21,941,444

United Kingdom - 16.30%

BHP Billiton PLC +	775,930	22,854,008
Diageo PLC +	3,229,236	65,348,965
GlaxoSmithKline PLC +	2,755,935	58,293,800
HSBC Holdings PLC (LI) +	1,392,310	22,936,669
Ladbrokes PLC +	4,087,518	25,285,954
Reckitt Benckiser Group PLC +	1,721,228	95,447,618
Royal Dutch Shell PLC ‘A’ (LI) +	1,548,403	53,314,157
Smiths Group PLC +	2,000,600	37,352,042
Tesco PLC +	2,839,709	21,401,631
William Hill PLC +	4,822,377	36,010,069
WPP Group PLC +	4,860,099	58,022,422

		496,267,335

United States - 1.84%

Synthes Inc +	400,804	56,036,274

Total Common Stocks
(Cost $2,834,667,344)		2,998,362,772

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.03%

Commercial Paper - 1.03%

Cargill Inc
2.700% due 04/01/08	$31,372,000	$31,372,000

Total Short-Term Investment
(Cost $31,372,000)		31,372,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.51%
(Cost $2,866,039,344)		3,029,734,772

	Shares
SECURITIES LENDING COLLATERAL - 15.19%

The Mellon GSL DBT II Collateral Fund
3.192% ∆
(Cost $462,380,396)	462,380,396	462,380,396

TOTAL INVESTMENTS - 114.70%
(Cost $3,328,419,740)		3,492,115,168

OTHER ASSETS & LIABILITIES, NET — (14.70%)		(447,318,751)

NET ASSETS - 100.00%		$3,044,796,417

Notes to Schedule of Investments

(a)	As of March 31, 2008, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	18.65%
Short-Term Investment & Securities Lending Collateral	16.22%
Consumer Discretionary	13.54%
Financials	12.96%
Materials	10.32%
Industrials	10.29%
Health Care	10.15%
Information Technology	9.83%
Energy	5.92%
Utilities	4.94%
Telecommunication Services	1.88%

114.70%
Other Assets & Liabilities, Net	(14.70%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $2,913,246,006 or 95.68% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.91%

Consumer Discretionary - 5.14%

AH Belo Corp ‘A’ *	59,800	$683,514
Belo Corp ‘A’ †	305,000	3,223,850
Brown Shoe Co Inc †	184,650	2,782,676
CKE Restaurants Inc	332,500	3,730,650
Dover Downs Gaming & Entertainment Inc	72,300	615,273
Ethan Allen Interiors Inc †	182,300	5,182,789
Sotheby’s †	196,300	5,675,033
The Cato Corp ‘A’ †	197,550	2,951,397
Thor Industries Inc †	161,000	4,792,970

		29,638,152

Consumer Staples - 8.32%

Casey’s General Stores Inc	213,900	4,834,140
Corn Products International Inc †	175,400	6,514,356
Lancaster Colony Corp †	100,200	4,003,992
PepsiAmericas Inc †	211,600	5,402,148
Pilgrim’s Pride Corp †	231,700	4,687,291
The J.M. Smucker Co	122,800	6,214,908
Universal Corp †	127,200	8,335,416
WD-40 Co †	109,100	3,627,575
Weis Markets Inc †	125,100	4,312,197

		47,932,023

Energy - 13.82%
Berry Petroleum Co ‘A’ †	183,400	8,526,266
Buckeye Partners LP	42,100	1,940,810
Cabot Oil & Gas Corp †	156,900	7,976,796
Cimarex Energy Co †	155,500	8,512,070
General Maritime Corp †	176,700	4,171,887
Holly Corp †	122,600	5,322,066
Lufkin Industries Inc †	71,500	4,563,130
Magellan Midstream Partners LP	62,900	2,547,450
NuStar Energy LP	55,000	2,664,200
Penn Virginia Corp †	140,900	6,212,281
St. Mary Land & Exploration Co †	202,900	7,811,650
TC Pipelines LP	31,500	1,082,970
Tidewater Inc †	114,600	6,315,606
Tsakos Energy Navigation Ltd (Bermuda)	154,400	4,749,344
Western Refining Inc †	212,800	2,866,416
World Fuel Services Corp †	154,900	4,348,043

		79,610,985

Financials - 21.66%

Advance America Cash Advance Centers Inc †	377,300	2,848,615
AMCORE Financial Inc †	114,700	2,334,145
American Equity Investment Life Holding Co †	431,400	4,003,392
American Financial Group Inc	214,300	5,477,508
BancorpSouth Inc †	207,700	4,810,332
Bank of Hawaii Corp †	124,900	6,190,044
CBL & Associates Properties Inc REIT	185,200	4,357,756
Cullen/Frost Bankers Inc †	125,000	6,630,000
Delphi Financial Group Inc ‘A’ †	149,848	4,380,057
Equity One Inc REIT †	236,400	5,666,508
First Industrial Realty Trust Inc REIT †	165,400	5,109,206
FirstMerit Corp †	54,500	1,125,970
Frontier Financial Corp †	97,300	1,720,264
Fulton Financial Corp †	402,000	4,940,580
Healthcare Realty Trust Inc REIT †	199,600	5,219,540
Hilb Rogal & Hobbs Co	96,000	3,021,120
HRPT Properties Trust REIT †	630,200	4,241,246
Infinity Property & Casualty Corp †	132,600	5,516,160
International Bancshares Corp	62,700	1,415,766
Jefferies Group Inc †	248,100	4,001,853
Nationwide Health Properties Inc REIT †	188,100	6,348,375
Old National Bancorp †	299,905	5,398,290
Potlatch Corp REIT †	133,709	5,518,170
RLI Corp †	97,400	4,828,118
Susquehanna Bancshares Inc †	247,600	5,043,612
Washington Federal Inc	231,788	5,294,038
Whitney Holding Corp †	207,800	5,151,362
Zenith National Insurance Corp †	117,200	4,202,792

		124,794,819

Health Care - 3.16%

Invacare Corp †	220,600	4,914,968
Owens & Minor Inc †	155,200	6,105,568
West Pharmaceutical Services Inc †	162,200	7,174,106

		18,194,642

Industrials - 19.05%

Acuity Brands Inc †	124,000	5,325,800
Albany International Corp ‘A’ †	138,000	4,987,320
Applied Industrial Technologies Inc †	183,100	5,472,859
Arkansas Best Corp †	177,700	5,661,522
Barnes Group Inc †	221,000	5,071,950
Briggs & Stratton Corp †	47,300	846,670
Crane Co	137,000	5,527,950
DRS Technologies Inc †	140,200	8,170,856
DryShips Inc †	8,900	533,199
Ennis Inc	282,000	4,731,960
Excel Maritime Carriers Ltd (Liberia)	51,800	1,520,330
Genco Shipping & Trading Ltd †	98,400	5,552,712
Harsco Corp	97,000	5,371,860
Kelly Services Inc ‘A’ †	271,131	5,574,453
Kennametal Inc	188,800	5,556,384
Lennox International Inc	159,700	5,744,409
Lincoln Electric Holdings Inc	95,000	6,126,550
Mueller Industries Inc †	168,300	4,855,455
Quintana Maritime Ltd †	38,300	906,944
Regal-Beloit Corp †	134,800	4,937,724
Simpson Manufacturing Co Inc †	171,300	4,655,934
SkyWest Inc	198,300	4,188,096
Tomkins PLC ADR † (United Kingdom)	45,000	639,900
Universal Forest Products Inc †	62,400	2,009,280
Werner Enterprises Inc †	311,700	5,785,152

		109,755,269

Information Technology - 1.39%

Himax Technologies Inc ADR (Cayman)	150,300	728,955
Nam Tai Electronics Inc (United Kingdom)	70,100	672,960
Park Electrochemical Corp †	89,500	2,313,575
Technitrol Inc †	184,800	4,274,424

		7,989,914

Materials - 13.12%

Agnico-Eagle Mines Ltd (Canada)	37,300	2,525,583
AMCOL International Corp	37,900	1,183,617
Bemis Co Inc	218,600	5,558,998
Cleveland-Cliffs Inc †	68,000	8,147,760
Commercial Metals Co	238,800	7,156,836
IAMGOLD Corp (Canada)	785,300	5,756,249
Methanex Corp † (Canada)	232,900	6,094,993
Quanex Corp	141,900	7,341,906
Royal Gold Inc †	248,800	7,506,296
RPM International Inc	296,100	6,200,334
Sensient Technologies Corp †	200,500	5,912,745
The Lubrizol Corp	106,600	5,917,366
Titanium Metals Corp	184,500	2,776,725
Westlake Chemical Corp †	215,700	2,814,885
Zep Inc †	42,100	682,862

		75,577,155

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Utilities - 10.25%
Atmos Energy Corp	209,800	$5,349,900
Cleco Corp †	227,200	5,039,296
Energen Corp	98,400	6,130,320
National Fuel Gas Co †	125,900	5,943,739
OGE Energy Corp	174,300	5,432,931
PNM Resources Inc †	71,800	895,346
Southwest Gas Corp †	178,300	4,985,268
Suburban Propane Partners LP	51,000	1,980,330
UGI Corp	246,200	6,135,304
Vectren Corp †	201,100	5,395,513
Westar Energy Inc †	251,700	5,731,209
WGL Holdings Inc †	187,700	6,017,662

		59,036,818

Total Common Stocks
(Cost $516,027,228)		552,529,777

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.44%

Repurchase Agreement - 4.44%

Fixed Income Clearing Corp
1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $25,604,351; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $26,119,538)	$25,603,000	25,603,000

Total Short-Term Investment
(Cost $25,603,000)		25,603,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.35%
(Cost $541,630,228)		578,132,777

	Shares
SECURITIES LENDING COLLATERAL - 31.53%

The Mellon GSL DBT II Collateral Fund
3.192% ∆
(Cost $181,651,949)	181,651,949	181,651,949

TOTAL INVESTMENTS - 131.88%
(Cost $723,282,177)		759,784,726

OTHER ASSETS & LIABILITIES, NET — (31.88%)		(183,652,856)

NET ASSETS - 100.00%		$576,131,870

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.84%

Energy - 0.73%

Petroleo Brasileiro SA (Brazil)	67,470	$2,841,915

Financials - 0.30%

Bank of America Corp *	11,700	1,186,871

Materials - 0.81%

Cia Vale do Rio Doce ADR (Brazil)	108,670	3,167,730

Total Preferred Stocks
(Cost $1,781,109)		7,196,516

COMMON STOCKS - 52.21%

Consumer Discretionary - 5.88%

Gemstar-TV Guide International Inc * †	1,561	7,337
Liberty Global Inc ‘A’ * †	318,365	10,849,879
Liberty Global Inc ‘C’ * †	322,864	10,486,623
Office Depot Inc * †	69,780	771,069
OfficeMax Inc †	45,500	870,870

		22,985,778

Consumer Staples - 5.47%

Altria Group Inc	155,880	3,460,536
ConAgra Foods Inc	63,320	1,516,514
Costco Wholesale Corp	32,000	2,079,040
Loews Corp-Carolina Group †	88,420	6,414,871
Philip Morris International Inc *	155,880	7,884,410

		21,355,371

Energy - 3.87%

BP PLC ADR † (United Kingdom)	42,000	2,547,300
Exxon Mobil Corp	112,690	9,531,320
Petroleo Brasileiro SA ADR (Brazil)	29,600	3,022,456

		15,101,076

Financials - 3.47%

American Express Co	49,200	2,151,024
Credit Suisse Group ADR (Switzerland)	130,500	6,639,840
Everest Re Group Ltd (Bermuda)	37,860	3,389,606
National Financial Partners Corp †	61,900	1,390,893

		13,571,363

Health Care - 6.76%

Abbott Laboratories	50,320	2,775,148
Amicus Therapeutics Inc * †	120,800	1,292,560
Beckman Coulter Inc	33,170	2,141,124
deCODE genetics Inc * †	187,100	286,263
Human Genome Sciences Inc *	233,320	1,374,255
Medco Health Solutions Inc *	37,700	1,650,883
Mylan Inc †	208,100	2,413,960
Novartis AG ADR (Switzerland)	43,350	2,220,820
Orexigen Therapeutics Inc * †	167,880	1,729,164
Schering-Plough Corp	137,300	1,978,493
Skilled Healthcare Group Inc ‘A’ *	122,680	1,347,026
The Medicines Co * †	164,310	3,319,062
Theravance Inc * †	57,300	603,369
Vanda Pharmaceuticals Inc * †	246,500	953,955
WellPoint Inc *	52,430	2,313,736

		26,399,818

Industrials - 5.34%

Navistar International Corp *	105,530	6,347,630
Orbital Sciences Corp * †	65,760	1,584,816
Siemens AG ADR (Germany)	46,110	5,023,223
Sinomem Technology Ltd * + (Singapore)	1,621,000	757,059
United Technologies Corp	104,030	7,159,345

		20,872,073

Information Technology - 17.47%

Cisco Systems Inc *	136,930	3,298,644
eBay Inc *	108,160	3,227,494
Google Inc ‘A’ *	2,930	1,290,577
International Business Machines Corp	34,690	3,994,207
Microsoft Corp	297,260	8,436,239
Novell Inc *	354,830	2,231,881
Seagate Technology LLC — Escrow Shares * ж
(Cayman)	52,800	5,280
Synopsys Inc *	186,150	4,227,466
Take-Two Interactive Software Inc *	1,062,209	27,107,574
Texas Instruments Inc	120,090	3,394,944
THQ Inc * †	368,600	8,035,480
Yahoo! Inc * †	102,400	2,962,432

		68,212,218

Materials - 1.53%

Carpenter Technology Corp	43,560	2,438,054
Texas Industries Inc †	21,620	1,299,578
The Lubrizol Corp	23,420	1,300,044
Vulcan Materials Co †	14,250	946,200

		5,983,876

Telecommunication Services - 1.51%

AT&T Inc	111,100	4,255,130
Sprint Nextel Corp †	243,600	1,629,684

		5,884,814

Utilities - 0.91%

Dynegy Inc ‘A’ * †	166,125	1,310,726
The AES Corp *	133,400	2,223,778
		3,534,504

Total Common Stocks
(Cost $179,146,968)		203,900,891

	Principal
	Amount
CORPORATE BONDS & NOTES - 10.75%

Consumer Discretionary - 2.80%

AMFM Inc
8.000% due 11/01/08	$760,000	784,471
Belo Corp
8.000% due 11/01/08 ж	1,410,000	1,426,856
CBS Corp
7.875% due 07/30/30	155,000	151,320
Centex Corp
5.800% due 09/15/09	695,000	653,519
Clear Channel Communications Inc
6.250% due 03/15/11	725,000	640,226
Cox Enterprises Inc
4.375% due 05/01/08 ~	1,015,000	1,015,361
D.R. Horton Inc
8.000% due 02/01/09	250,000	246,875
Dillard’s Inc
6.625% due 11/15/08	405,000	406,015
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Eastman Kodak Co
3.625% due 05/15/08	$415,000	$415,000
Hyundai Motor Manufacturing LLC
5.300% due 12/19/08 ~	600,000	606,299
Lennar Corp
7.625% due 03/01/09	975,000	940,875
Liberty Media LLC
7.750% due 07/15/09	895,000	901,242
7.875% due 07/15/09	275,000	277,330
MGM MIRAGE
6.000% due 10/01/09	1,225,000	1,221,939
Pulte Homes Inc
4.875% due 07/15/09	420,000	399,000
The Gap Inc
10.050% due 12/15/08	171,000	176,130
Tribune Co
5.500% due 10/06/08 ж	725,000	656,125

		10,918,583

Consumer Staples — 0.42%

Albertson’s Inc
8.000% due 05/01/31 †	845,000	809,730
Delhaize America Inc
9.000% due 04/15/31	577,000	696,291
The Clorox Co
5.000% due 03/01/13	125,000	125,562

		1,631,583

Energy — 0.76%

Buckeye Partners LP
4.625% due 07/15/13	475,000	468,125
Canadian Natural Resources Ltd (Canada)
5.900% due 02/01/18	165,000	166,719
El Paso Corp
6.500% due 06/01/08	200,000	201,407
Energy Transfer Partners LP
5.650% due 08/01/12	170,000	170,988
Kaneb Pipe Line Operating Partnership LP
5.875% due 06/01/13	780,000	798,243
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	331,301	340,724
TEPPCO Partners LP
6.125% due 02/01/13	455,000	461,200
Valero Logistics Operations LP
6.050% due 03/15/13	200,000	207,285
Weatherford International Ltd (Bermuda)
5.150% due 03/15/13	155,000	155,911

		2,970,602

Financials — 4.78%

Barclays Bank PLC (United Kingdom)
6.278% due 12/15/99 † §	2,340,000	1,957,434
Capmark Financial Group Inc
3.746% due 05/10/10 ~ §	325,000	215,397
5.875% due 05/10/12 ~	550,000	348,752
CIT Group Funding Co of Canada (Canada)
4.650% due 07/01/10	630,000	517,254
Citigroup Capital XXI
8.300% due 12/21/77 §	765,000	755,863
Ford Motor Credit Co
9.750% due 09/15/10	1,930,000	1,720,080
General Motors Acceptance Corp
8.000% due 11/01/31	870,000	624,851
HBOS PLC (United Kingdom)
6.413% due 10/01/99 ~ §	2,800,000	2,010,613
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	2,200,000	1,786,673
Lehman Brothers Holdings Inc
6.750% due 12/28/17	900,000	866,696

MBIA Inc
5.700% due 12/01/34 ‡	530,000	332,687
MetLife Inc
6.400% due 12/15/36	1,560,000	1,243,180
Popular North America Inc
4.700% due 06/30/09	1,335,000	1,338,197
Prudential Holdings LLC
8.695% due 12/18/23 ~	1,215,000	1,513,670
SLM Corp
4.000% due 01/15/09	840,000	756,492
The Goldman Sachs Group Inc
6.345% due 02/15/34	1,690,000	1,467,648
The Prudential Insurance Co of America
8.300% due 07/01/25 ~	1,095,000	1,223,369

		18,678,856

Industrials — 0.27%

CSC Holdings Inc
7.250% due 07/15/08	775,000	776,938
Univision Communications Inc
3.875% due 10/15/08	300,000	293,625

		1,070,563

Information Technology — 0.52%

EchoStar DBS Corp
5.750% due 10/01/08	1,215,000	1,211,962
NCR Corp
7.125% due 06/15/09	800,000	823,331

		2,035,293

Telecommunication Services — 0.54%

AT&T Corp
6.000% due 03/15/09	52,000	53,105
AT&T Wireless Services Inc
7.875% due 03/01/11	360,000	391,831
Qwest Corp
5.625% due 11/15/08 ж	126,000	126,000
8.875% due 03/15/12	1,495,000	1,532,375

		2,103,311

Utilities — 0.66%

Ipalco Enterprises Inc
8.375% due 11/14/08 ж	525,000	534,188
Monongahela Power Co
7.360% due 01/15/10	970,000	1,039,118
Progress Energy Inc
6.850% due 04/15/12	20,000	21,660
Westar Energy Inc
7.125% due 08/01/09	920,000	964,471
		2,559,437

Total Corporate Bonds & Notes (Cost $44,912,661)		41,968,228

CONVERTIBLE CORPORATE BONDS — 0.24%

Health Care — 0.24%

Theravance Inc
3.000% due 01/15/15	1,340,000	953,745

Total Convertible Corporate Bonds (Cost $1,340,000)		953,745

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — 40.77%

Collateralized Mortgage Obligations — 22.81%

Banc of America Commercial Mortgage Inc
4.501% due 07/10/43 “	$1,060,000	$1,043,459
5.421% due 09/10/45 “ §	1,580,000	1,447,314
Banc of America Funding Corp
6.500% due 07/20/32 “	602,590	585,765
Banc of America Mortgage Securities Inc
4.716% due 07/25/35 “ §	1,250,602	1,226,380
6.500% due 05/25/32 “	538,341	552,962
Bear Stearns Adjustable Rate Mortgage Trust
5.795% due 10/25/36 “ §	662,570	596,856
Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40 “	1,207,146	1,171,046
Chase Mortgage Finance Corp
5.500% due 05/25/35 “	440,000	405,299
Citigroup Mortgage Loan Trust Inc
5.888% due 07/25/36 “ §	498,809	479,981
Citimortgage Alternative Loan Trust
3.006% due 10/25/36 “ §	1,330,008	1,093,752
3.306% due 10/25/36 “ §	688,754	504,744
Countrywide Alternative Loan Trust
5.500% due 05/25/35 -
02/25/36 “ ±	1,850,000	1,653,171
5.750% due 01/25/35 “	1,068,000	912,178
6.000% due 11/25/34 -
01/25/35 “ ±	1,126,005	965,400
6.500% due 08/25/32 -
09/25/34 “ ±	1,121,943	996,529
Countrywide Home Loan Mortgage
Pass-Through Trust
4.124% due 01/19/34 “ §	863,704	877,284
4.995% due 03/25/35 “ §	1,167,883	1,122,597
5.691% due 04/25/37 “ §	1,218,268	1,154,614
Deutsche ALT-A Securities Inc Alternate
Loan Trust
5.961% due 06/25/36 “ §	360,502	357,120
6.005% due 10/25/36 “ §	835,638	803,852
6.360% due 07/25/36 “ §	118,185	116,473
Fannie Mae
3.000% due 06/25/22 “	122,098	121,794
5.000% due 01/25/20 “	1,148,000	1,185,946
5.500% due 04/25/23 -
07/25/36 “ ±	5,263,000	5,334,723
6.000% due 03/25/17 -
09/25/30 “ ±	992,327	1,037,150
6.500% due 06/25/23 -
01/25/32 “ ±	1,703,367	1,801,860
8.903% due 12/25/33 “ §	177,702	185,149
10.378% due 05/25/35 “ §	327,634	357,548
14.671% due 06/25/36 “ §	1,425,670	1,633,605
15.038% due 03/25/36 “ §	327,196	386,683
Fannie Mae (IO)
3.451% due 10/25/35 “ §	2,385,429	171,591
4.101% due 02/25/35 -
12/25/36 “ § ±	5,355,100	450,406
4.151% due 08/25/25 -
03/25/35 “ § ±	6,512,671	572,547
4.501% due 11/25/30 “ §	381,787	36,614
4.601% due 05/25/36 “ §	3,896,864	444,830
5.301% due 11/25/31 “ §	915,227	102,652
5.325% due 12/18/32 “ §	280,860	33,531
5.351% due 01/25/32 “ §	203,386	20,948
5.401% due 04/25/32 -
12/25/32 “ § ±	2,206,291	241,243
5.500% due 06/25/33 -
01/01/34 “ ±	4,145,532	826,454

5.501% due 03/25/32 -
12/25/33 “ § ±	1,971,162	274,629
5.651% due 02/25/33 “ §	523,563	60,758
6.000% due 10/01/33 -
08/01/35 “ ±	5,483,237	1,166,369
6.500% due 02/01/32 -
02/01/33 “ ±	2,782,680	572,845
6.500% due 02/01/33 “ §	322,620	60,482
7.000% due 06/01/23 -
08/01/26 “ ± ж	2,191,159	514,450
7.500% due 08/01/23 -
11/01/23 “ ±	1,175,382	288,151
Fannie Mae (PO)
0.000% due 09/25/23 “	253,374	216,506
Fannie Mae Grantor Trust
7.000% due 11/25/31 “	699,167	700,828
Fannie Mae Whole Loan
7.000% due 02/25/44 “	1,424,410	1,557,054
First Horizon Alternative Mortgage Securities
5.500% due 04/25/37 “	453,378	439,866
6.000% due 01/25/35 “	350,663	316,897
Freddie Mac
3.218% due 06/15/29 -
01/15/33 “ § ±	295,927	293,599
3.318% due 03/15/32 “ §	119,218	120,064
3.418% due 12/15/32 “ §	1,395,779	1,389,520
5.000% due 03/15/34 “	3,000,000	2,823,270
6.500% due 02/15/28 -
06/15/32 “ ±	3,028,729	3,176,035
14.052% due 06/15/34 “ §	200,522	239,407
14.419% due 08/15/35 “ §	105,949	128,126
Freddie Mac (IO)
3.333% due 07/15/25 -
02/15/26 “ § ±	2,293,630	194,138
3.883% due 01/15/35 “ §	1,960,633	143,943
4.433% due 04/15/33 “ §	506,285	42,057
4.833% due 07/15/26 -
03/15/29 “ § ±	643,034	65,698
6.000% due 12/01/31 -
03/01/33 “ ±	1,039,286	221,913
6.500% due 02/01/28 -
01/01/29 “ ±	217,534	46,828
7.000% due 06/01/26 -
04/01/27 “ ±	946,398	193,368
Freddie Mac (PO)
0.000% due 06/01/26 -
02/01/28 “ ±	183,998	153,921
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38 “ ‡	1,141,325	1,126,632
4.433% due 07/10/39 “	640,000	634,992
4.853% due 07/10/45 “	620,000	614,915
GMAC Mortgage Corp Loan Trust
5.292% due 07/19/35 “ §	1,331,386	930,974
5.500% due 09/25/34 “	730,000	643,081
Government National Mortgage Association (IO)
4.683% due 02/16/32 “ §	509,062	56,015
4.783% due 01/16/27 “ §	401,122	42,813
4.833% due 01/17/30 “ §	342,768	45,348
4.883% due 12/16/26 “ §	1,039,548	122,486
Greenwich Capital Commercial Funding Corp
4.305% due 08/10/42 “ ‡	930,000	917,999
5.117% due 04/10/37 “	670,000	666,474
5.381% due 03/10/39 “	2,080,000	2,039,776
GSR Mortgage Loan Trust
5.149% due 11/25/35 “ §	1,967,239	1,891,469
JPMorgan Chase Commercial Mortgage
Securities Corp
4.575% due 07/15/42 “	260,000	256,227
4.790% due 10/15/42 “	880,000	869,747
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
5.305% due 01/15/49 “	$1,280,000	$1,248,630
5.827% due 02/15/51 “	460,000	455,814
LB-UBS Commercial Mortgage Trust
4.885% due 09/15/30 “	730,000	725,453
5.084% due 02/15/31 “	890,000	878,283
5.103% due 11/15/30 “	300,000	298,251
5.217% due 02/15/31 “ §	890,000	804,784
5.318% due 02/15/40 “	860,000	842,420
MASTR Alternative Loans Trust
6.000% due 07/25/34 “	842,437	777,032
MLCC Mortgage Investors Inc
6.002% due 06/25/37 “ §	1,647,598	1,562,425
Morgan Stanley Mortgage Loan Trust
5.426% due 06/25/36 “ §	490,000	476,714
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/15 ~ “	1,620,000	1,694,662
Residential Accredit Loans Inc
5.750% due 01/25/33 -
04/25/37 “ ±	1,001,340	966,690
6.000% due 05/25/36 -
09/25/36 “ ±	1,020,840	1,016,722
Residential Asset Securitization Trust
6.000% due 09/25/36 “	894,534	876,423
Suntrust Adjustable Rate Mortgage Loan Trust
5.007% due 01/25/37 “ §	1,809,039	1,781,030
Wachovia Bank Commercial Mortgage Trust
4.782% due 03/15/42 “	1,466,392	1,456,555
Washington Mutual Alternative Mortgage
Pass-Through Certificates
6.000% due 02/25/37 “	1,806,961	1,778,708
Washington Mutual Mortgage
Pass-Through Certificates
5.698% due 06/25/37 “ §	1,161,595	1,056,209
5.750% due 10/25/36 “ §	1,805,501	1,687,476
6.131% due 08/25/36 “ §	1,849,583	1,794,124
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/34 “ §	335,758	319,205
4.523% due 04/25/35 “ §	405,812	379,435
4.541% due 03/25/35 “ §	243,824	237,027
4.996% due 12/25/34 “ §	401,713	378,123
5.000% due 06/25/18 “	664,588	639,822
5.094% due 03/25/36 “ §	365,512	349,967
5.109% due 03/25/36 “ §	2,026,621	1,935,277
5.537% due 04/25/36 “ §	693,111	673,003
5.561% due 07/25/36 “ §	816,601	783,300
5.650% due 07/25/36 “ §	616,606	591,471
6.100% due 09/25/36 “ §	1,447,859	1,364,973

		89,101,728

Fannie Mae - 15.10%

4.500% due 04/17/38 “	7,180,000	7,141,860
5.000% due 03/01/18 -
04/17/38 “ ±	14,491,519	14,562,480
5.500% due 06/01/33 -
04/17/38 “ ±	15,789,961	15,964,581
6.000% due 09/01/32 -
04/17/38 “ ±	12,127,040	12,494,636
6.500% due 06/01/17 -
11/01/31 “ ±	6,136,382	6,427,361
7.000% due 11/01/17 -
04/01/34 “ ±	2,079,256	2,210,882
7.500% due 01/01/33 “	150,262	162,654
8.500% due 07/01/32 “	14,663	16,170

		58,980,624

Freddie Mac - 2.86%

4.500% due 05/01/19 -
07/01/19 “ ±	1,666,351	1,662,577
5.000% due 12/01/34 “	44,724	44,421
6.000% due 04/01/17 -
03/01/33 “ ±	1,711,045	1,765,252
6.500% due 04/01/18 -
04/01/34 “ ±	2,200,550	2,307,545
7.000% due 04/01/28 -
12/01/34 “ ±	5,082,434	5,381,780

		11,161,575

Total Mortgage-Backed Securities (Cost $159,895,088)		159,243,927

ASSET-BACKED SECURITIES - 1.33%

AESOP Funding II LLC
2.596% due 04/20/09 ~ “ §	61,667	61,546
Argent Securities Inc
3.079% due 05/25/34 “ §	778,579	684,945
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 “	180,000	154,444
Citigroup Mortgage Loan Trust Inc
5.536% due 03/25/36 “ §	183,797	185,117
Countrywide Asset-Backed Certificates
3.339% due 02/25/33 “ §	18,836	17,347
4.657% due 02/25/36 “ §	300,000	298,542
5.363% due 05/25/36 “ §	230,000	221,594
5.382% due 05/25/36 “ §	350,000	333,185
Honda Auto Receivables Owner Trust
4.150% due 10/15/10 “	375,748	377,212
Household Home Equity Loan Trust
2.796% due 01/20/35 “ §	332,056	279,499
Lehman XS Trust
5.180% due 08/25/35 “ §	241,686	242,834
MBNA Credit Card Master Note Trust
4.168% due 03/15/16 “ §	1,720,000	1,354,829
Option One Mortgage Loan Trust
2.699% due 07/25/36 “ §	590,000	547,203
Structured Asset Investment Loan Trust
2.639% due 09/25/36 “ §	368,673	356,675
Structured Asset Securities Corp
5.180% due 03/25/35 “ §	69,184	69,273

Total Asset-Backed Securities (Cost $5,863,076)		5,184,245

SHORT-TERM INVESTMENT - 1.20%

Repurchase Agreement - 1.20%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $4,672,247; collateralized by Freddie Mac (U.S. Govt Agency Issue):
2.105% due 06/30/08 and market value $4,768,050)	4,672,000	4,672,000

Total Short-Term Investment
(Cost $4,672,000)		4,672,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 108.34% (Cost $397,610,902)		423,119,552

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.89%

The Mellon GSL DBT II Collateral Fund
3.192% ∆
(Cost $38,608,044)	38,608,044	$38,608,044

TOTAL INVESTMENTS - 118.23% (Cost $436,218,946)		461,727,596

OTHER ASSETS & LIABILITIES, NET — (18.23%)		(71,187,153)

NET ASSETS - 100.00%		$390,540,443

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $757,059 or 0.19% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	0.74% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Securities with an approximate aggregate market value of $421,295 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2008:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 5-Year Notes (06/08)	94	$9,400,000	$167,823
U.S. Treasury 30-Year Bonds (06/08)	120	12,000,000	303,199

Short Futures Outstanding
U.S. Treasury 2-Year Notes (06/08)	301	60,200,000	(259,321)
U.S. Treasury 10-Year Notes (06/08)	177	17,700,000	(566,804)

			($355,103)

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
(e) Swap agreements outstanding as of March 31, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Credit Suisse	Rite Aid Corp 7.700% due 02/15/27	Sell	0.875%	06/20/08	$805,000	($17,348)
Morgan Stanley	Tribune Co 5.250% due 08/15/15	Sell	1.000%	06/20/08	480,000	27,065
Deutsche Bank	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	1.850%	06/20/08	240,000	(735)
Goldman Sachs	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	1.850%	06/20/08	545,000	(1,670)
Morgan Stanley	K. Hovnanian Enterprises Inc 6.500% due 01/15/14	Sell	1.850%	06/20/08	510,000	(18,255)
Barclays	Beazer Homes 6.500% due 11/15/13	Sell	2.100%	06/20/08	295,000	(7,272)
Morgan Stanley	Beazer Homes 6.500% due 11/15/13	Sell	2.150%	06/20/08	520,000	(12,761)
Lehman Brothers	Residential Capital LLC 8.500% due 04/17/13	Sell	5.000%	06/20/08	410,000	12,026
Morgan Stanley	Residential Capital LLC 8.500% due 04/17/13	Sell	5.000%	06/20/08	440,000	18,606
Deutsche Bank	MBIA Inc 6.625% due 10/01/28	Sell	0.520%	09/20/08	510,000	(36,771)
Deutsche Bank	MBIA Inc 6.625% due 10/01/28	Sell	0.600%	09/20/08	515,000	(36,943)
Lehman Brothers	Morgan Stanley 6.600% due 04/01/12	Sell	0.640%	09/20/08	1,925,000	(13,419)
Barclays	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	0.680%	09/20/08	1,905,000	(22,405)
Barclays	Countrywide Home Loans Inc 4.000% due 03/22/11	Sell	0.750%	09/20/08	590,000	18,460
Deutsche Bank	Dillards Inc 7.130% due 08/01/18	Sell	0.750%	09/20/08	200,000	(2,459)
Morgan Stanley	Countrywide Home Loans Inc 4.000% due 03/22/11	Sell	0.750%	09/20/08	375,000	11,733
Deutsche Bank	Levi Strauss & Co Inc 12.250% due 12/15/12	Sell	0.900%	09/20/08	345,000	3,764
Deutsche Bank	Levi Strauss & Co Inc 12.250% due 12/15/12	Sell	1.000%	09/20/08	465,000	4,851
Goldman Sachs	First Data Corp 4.700% due 08/01/13	Sell	1.150%	09/20/08	505,000	9,026
Deutsche Bank	Owens-Illinois Inc 7.800% due 05/15/18	Sell	1.250%	09/20/08	435,000	438
Goldman Sachs	Citigroup Inc 7.750% due 04/02/12	Sell	1.250%	09/20/08	545,000	(38,505)
Morgan Stanley	First Data Corp 4.700% due 08/01/13	Sell	1.350%	09/20/08	315,000	(5,330)
Deutsche Bank	Lehman Brothers Holdings Inc 6.625% due 01/18/12	Sell	1.410%	09/20/08	900,000	(10,644)
Barclays	Toys R Us Inc 7.375% due 10/15/18	Sell	1.450%	09/20/08	510,000	(14,863)
Goldman Sachs	Smurfit Stone Container Enterprises Inc 7.500% due 06/01/13	Sell	1.450%	09/20/08	775,000	(9,803)
Credit Suisse	ArvinMeritor Inc 8.125% due 09/15/15	Sell	1.550%	09/20/08	820,000	(13,536)
Credit Suisse	The Goodyear Tire & Rubber Co 9.000% due 07/01/15	Sell	1.550%	09/20/08	780,000	897
Deutsche Bank	Georgia-Pacific Corp 7.750% due 11/15/29	Sell	1.750%	09/20/08	775,000	4,260
Lehman Brothers	Nortel Networks Corp 4.250% due 09/01/08	Sell	1.850%	09/20/08	125,000	(2,027)
Credit Suisse	Saks Inc 2.000% due 03/15/24	Sell	2.000%	09/20/08	825,000	(5,254)
Barclays	Morgan Stanley 6.600% due 04/01/12	Sell	2.150%	09/20/08	1,350,000	—
Credit Suisse	Morgan Stanley 6.600% due 04/01/12	Sell	2.150%	09/20/08	1,445,000	—
Morgan Stanley	Harrah's Operating Co Inc 5.625% due 06/01/15	Sell	2.200%	09/20/08	310,000	6,754
Deutsche Bank	The Bear Stearns Cos Inc 5.300% due 10/30/15	Sell	2.350%	09/20/08	1,915,000	(12,604)
Morgan Stanley	Toys R Us Inc 7.375% due 10/15/18	Sell	2.550%	09/20/08	300,000	7,193
Goldman Sachs	Amkor Technology Inc 7.750% due 05/15/13	Sell	2.650%	09/20/08	75,000	(161)
Deutsche Bank	Intelsat Ltd 6.500% due 11/01/13	Sell	2.850%	09/20/08	210,000	(2,815)
Lehman Brothers	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	3.000%	09/20/08	280,000	(184)
Morgan Stanley	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	3.000%	09/20/08	1,360,000	(892)
Deutsche Bank	Countrywide Home Loans Inc 4.000% due 03/22/11	Sell	3.250%	09/20/08	395,000	(7,729)
Morgan Stanley	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	3.250%	09/20/08	410,000	220
Credit Suisse	Intelsat Ltd 6.500% due 11/01/13	Sell	3.450%	09/20/08	525,000	5,537
Goldman Sachs	Dole Food Co Inc 8.625% due 05/01/09	Sell	3.880%	09/20/08	780,000	36,795
Deutsche Bank	AMBAC Financial Group Inc 9.375% due 08/01/11	Sell	4.550%	09/20/08	1,250,000	(68,699)
Lehman Brothers	AMBAC Financial Group Inc 9.375% due 08/01/11	Sell	4.650%	09/20/08	290,000	(4,945)
Morgan Stanley	Residential Capital LLC 8.500% due 04/17/13	Sell	6.120%	09/20/08	1,180,000	(211,631)
Goldman Sachs	K. Hovnanian Enterprises Inc 6.500% due 01/15/14	Sell	6.750%	09/20/08	270,000	(13,947)
Bear Stearns	American International Group Inc 6.250% due 05/01/36	Sell	1.850%	09/22/08	1,630,000	—
Barclays	Dillards Inc 7.130% due 08/01/18	Sell	1.900%	12/20/08	320,000	(3,609)
Morgan Stanley	Lennar Corp 5.950% due 03/01/13	Sell	2.900%	12/20/08	450,000	17,812
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	2.925%	12/20/08	930,000	(50,290)
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	3.000%	12/20/08	540,000	(28,903)
Lehman Brothers	Univision Communications Inc 7.850% due 07/15/11	Sell	3.000%	12/20/08	560,000	(53,215)
Lehman Brothers	D.R. Horton Inc 5.375% due 06/15/12	Sell	4.200%	12/20/08	730,000	(2,553)
Goldman Sachs	D.R. Horton Inc 5.375% due 06/15/12	Sell	4.210%	12/20/08	475,000	(1,628)
Lehman Brothers	Washington Mutual Inc 5.250% due 09/15/17	Sell	4.400%	12/20/08	255,000	(5,949)
Deutsche Bank	Washington Mutual Inc 5.250% due 09/15/17	Sell	4.500%	12/20/08	660,000	(14,934)
Barclays	Six Flags Inc 9.750% due 04/15/13	Sell	8.250%	12/20/08	480,000	(55,689)
Credit Suisse	Wachovia Corp 3.625% due 02/17/09	Sell	1.000%	03/20/09	515,000	(3,237)
Deutsche Bank	Wachovia Corp 3.625% due 02/17/09	Sell	1.000%	03/20/09	1,140,000	(7,166)
Deutsche Bank	Tenet Healthcare Corp 7.375% due 02/01/13	Sell	1.600%	03/20/09	810,000	(10,319)
Deutsche Bank	Cemex SAB de CV 9.625% due 10/01/09	Sell	2.000%	03/20/09	260,000	(1,321)
Lehman Brothers	The Hartford Financial Services Group Inc 4.750% due 03/01/14	Sell	2.350%	03/20/09	530,000	6,046
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley	The Hartford Financial Services Group Inc 4.750% due 03/01/14	Sell	2.400%	03/20/09	$260,000	$3,560
Lehman Brothers	Genworth Financial Inc 5.750% due 06/15/14	Sell	3.250%	03/20/09	790,000	1,158
Credit Suisse	Vornado Realty Trust 6.000% due 12/01/16	Sell	3.600%	03/20/09	260,000	(344)
Barclays	HCP Inc 6.450% due 06/25/12	Sell	4.600%	03/20/09	395,000	5,562
Lehman Brothers	RH Donnelley Corp 8.875% due 01/15/16	Sell	5.000%	03/20/09	85,000	(17,344)
Lehman Brothers	Univision Communications Inc 9.750% due 03/15/15	Sell	5.000%	03/20/09	135,000	(26,150)
Credit Suisse	Sprint Nextel Corp 6.000% due 12/01/16	Sell	6.300%	03/20/09	1,130,000	2,191
Goldman Sachs	Sprint Nextel Corp 6.000% due 12/01/16	Sell	6.300%	03/20/09	405,000	4,562
Lehman Brothers	Sprint Nextel Corp 6.000% due 12/01/16	Sell	6.300%	03/20/09	760,000	8,560
Credit Suisse	Rite Aid Corp 7.700% due 02/15/27	Sell	7.500%	03/20/09	45,000	1,588
Lehman Brothers	Toys R Us Inc 7.375% due 10/15/18	Sell	8.610%	03/20/09	85,000	690
Goldman Sachs	RH Donnelley Corp 8.875% due 01/15/16	Sell	9.000%	03/20/09	570,000	(39,698)
Credit Suisse	iStar Financial Inc 6.000% due 12/15/10	Sell	12.000%	03/20/09	125,000	1,503
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	12.000%	03/20/09	315,000	3,787
Morgan Stanley	Countrywide Home Loan Inc 4.000% due 03/22/11	Sell	0.420%	06/20/09	1,530,000	(121,369)
Deutsche Bank	Prudential Financial Inc 4.500% due 07/15/13	Sell	2.050%	06/20/09	205,000	430
Lehman Brothers	Prudential Financial Inc 4.500% due 07/15/13	Sell	2.100%	06/20/09	215,000	581
Deutsche Bank	Vornado Realty Trust 4.750% due 12/01/10	Sell	3.875%	06/20/09	525,000	825
Goldman Sachs	Univision Communications Inc 9.750% due 03/15/15	Sell	5.000%	06/20/09	140,000	(32,949)
Deutsche Bank	Centex Corp 5.250% due 06/15/15	Sell	1.550%	09/20/09	115,000	(6,009)
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	510,000	141
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	330,000	(91)
Goldman Sachs	Pulte Homes Inc 5.250% due 01/15/14	Sell	2.750%	09/20/09	725,000	(16,214)
Lehman Brothers	Harrah's Entertainment Inc 5.625% due 06/01/15	Sell	5.000%	03/20/10	695,000	(15,364)
Barclays	Lehman Brothers Holdings Inc 6.625% due 01/18/12	Sell	0.490%	09/20/10	1,025,000	(68,441)
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.400%)	12/20/11	2,700,000	(114,594)
Goldman Sachs	Capmark Financial Group Inc 6.300% due 05/10/17	Sell	0.950%	06/20/12	485,000	28,329
Barclays	Capmark Financial Group Inc 5.875% due 05/10/12	Sell	1.000%	06/20/12	485,000	26,065
Morgan Stanley	Sara Lee Corp 6.125% due 11/01/32	Buy	(0.418%)	09/20/12	815,000	11,388
Goldman Sachs	Sara Lee Corp 6.125% due 11/01/32	Buy	(0.419%)	09/20/12	635,000	8,847
Goldman Sachs	General Mills Inc 0.000% due 08/15/13	Sell	0.380%	12/20/12	655,000	(4,098)
Lehman Brothers	General Mills Inc 0.000% due 08/15/13	Sell	0.400%	12/20/12	795,000	(4,273)
Barclays	Dow Jones CDX NA IG9 Index	Sell	0.600%	12/20/12	3,340,000	(102,678)
Deutsche Bank	Dow Jones CDX NA IG9 Index	Sell	0.600%	12/20/12	4,955,000	(139,875)
Lehman Brothers	Capital One Bank 5.125% due 02/15/14	Buy	(1.800%)	12/20/12	325,000	14,296
Goldman Sachs	iStar Financial Inc 6.000% due 12/15/10	Sell	3.950%	12/20/12	55,000	(8,805)
Credit Suisse	iStar Financial Inc 6.000% due 12/15/10	Sell	4.000%	12/20/12	45,000	(12,370)
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	4.320%	12/20/12	70,000	(10,368)
Barclays	iStar Financial Inc 6.000% due 12/15/10	Sell	4.400%	12/20/12	430,000	(62,579)
Credit Suisse	TXU Corp 5.550% due 11/15/14	Sell	5.910%	12/20/12	155,000	780
Credit Suisse	TXU Corp 5.550% due 11/15/14	Sell	6.000%	12/20/12	155,000	1,307
Credit Suisse	TXU Corp 5.550% due 11/15/14	Sell	6.050%	12/20/12	150,000	1,548
Credit Suisse	CenturyTel Inc 6.000% due 04/01/17	Buy	(1.300%)	03/20/13	225,000	2,267
Deutsche Bank	CenturyTel Inc 6.000% due 04/01/17	Buy	(1.300%)	03/20/13	220,000	2,217
Lehman Brothers	CenturyTel Inc 6.000% due 04/01/17	Buy	(1.430%)	03/20/13	265,000	1,134
Credit Suisse	CenturyTel Inc 6.000% due 04/01/17	Buy	(1.740%)	03/20/13	140,000	(1,338)
Deutsche Bank	CenturyTel Inc 6.000% due 04/01/17	Buy	(1.980%)	03/20/13	345,000	(6,993)
Morgan Stanley	General Motors Corp 7.125% due 07/15/13	Sell	5.750%	12/20/16	505,000	98,756
Morgan Stanley	General Motors Corp 7.125% due 07/15/13	Sell	5.800%	12/20/16	520,000	100,779
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.050%	12/20/16	500,000	92,224
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.150%	12/20/16	1,050,000	189,689
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.630%)	03/20/17	520,000	(26,009)
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.700%)	03/20/17	515,000	(23,157)
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.100%	03/20/17	520,000	40,453
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.170%	03/20/17	515,000	37,538
Morgan Stanley	Kohl's Corp 6.300% due 03/01/11	Buy	(0.660%)	12/20/17	715,000	60,214
Morgan Stanley	Kohl's Corp 6.300% due 03/01/11	Buy	(0.870%)	12/20/17	720,000	49,459
Morgan Stanley	J.C. Penney Co Inc 9.000% due 08/01/12	Sell	1.070%	12/20/17	475,000	(51,857)
Morgan Stanley	J.C. Penney Co Inc 9.000% due 08/01/12	Sell	1.300%	12/20/17	485,000	(37,721)
Deutsche Bank	ABX.HE.AA. 06-2	Sell	0.170%	05/25/46	220,000	(101,397)
Goldman Sachs	ABX.HE.AA. 06-1	Sell	0.170%	05/25/46	290,000	(53,649)
Goldman Sachs	ABX.HE.AA. 06-2	Sell	0.170%	05/25/46	75,000	(37,319)
Lehman Brothers	ABX.HE.AA. 06-2	Sell	0.170%	05/25/46	270,000	18,433
Morgan Stanley	ABX.HE.AA. 06-2	Sell	0.170%	05/25/46	225,000	(109,317)

						($1,072,446)

(1)	If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
Interest Rate Swaps

		Pay/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Appreciation

Credit Suisse	3-Month USD-LIBOR	Pay	5.428%	08/07/17	$2,130,000	$234,587
Deutsche Bank	3-Month USD-LIBOR	Pay	5.445%	08/08/17	1,800,000	203,252

						$437,839

Total Return Swaps

			Expiration	Notional	Unrealized
Counterparty	Receive	Pay	Date	Amount	Depreciation

Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 20.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	05/01/08	$2,700,000	($54,086)
UBS	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 20.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	05/01/08	1,900,000	(40,733)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 45.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	05/01/08	3,836,000	(77,977)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 55.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	05/01/08	2,894,000	(58,829)
Barclays	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 20.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	06/01/08	2,870,000	(57,492)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 40.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	06/01/08	3,400,000	(68,109)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 40.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	06/01/08	2,400,000	(48,077)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 90.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	06/01/08	2,870,000	(57,492)
Deutsche Bank	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 15.0 basis points ж	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	08/01/08	2,000,000	(39,772)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 15.0 basis points ж	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	08/01/08	8,100,000	(161,076)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 30.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	08/01/08	6,300,000	(125,028)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	02/01/09	2,800,000	(52,860)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 25.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	02/02/09	2,900,000	(55,506)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	430,000	(7,702)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	5,300,000	(94,763)
Goldman Sachs	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 200.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	1,250,000	(80,254)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 200.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	1,250,000	(80,254)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 250.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	250,000	(9,448)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 250.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	2,320,000	(148,952)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 350.0 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	2,620,000	(150,106)

					($1,468,516)

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MAIN STREET ® CORE PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.30%

Consumer Discretionary - 5.67%

American Axle & Manufacturing Holdings Inc	8,600	$176,300
American Greetings Corp ‘A’	13,200	244,860
ArvinMeritor Inc †	11,600	145,116
Autoliv Inc	7,100	356,420
AutoNation Inc *	58,900	881,733
AutoZone Inc *	1,900	216,277
Best Buy Co Inc †	405,800	16,824,468
Big Lots Inc * †	33,700	751,510
Callaway Golf Co	9,600	140,928
Chipotle Mexican Grill Inc ‘B’ *	9,417	914,297
Clear Channel Communications Inc †	419,800	12,266,556
Cooper Tire & Rubber Co	11,100	166,167
Deckers Outdoor Corp * †	1,800	194,076
DeVry Inc	7,500	313,800
DISH Network Corp ‘A’ *	84,700	2,433,431
Dollar Tree Inc *	19,200	529,728
DreamWorks Animation SKG Inc ‘A’ *	5,600	144,368
Eastman Kodak Co †	22,800	402,876
Expedia Inc * †	21,800	477,202
Family Dollar Stores Inc †	47,600	928,200
Fossil Inc * †	15,500	473,370
Gannett Co Inc †	15,700	456,085
Gentex Corp †	19,300	330,995
Getty Images Inc *	9,700	310,400
Iconix Brand Group Inc * †	13,500	234,225
KB Home †	12,700	314,071
Lear Corp * †	28,300	733,253
Lennar Corp ‘A’ †	52,200	981,882
Liberty Global Inc ‘A’ *	30,600	1,042,848
Macy’s Inc	29,100	671,046
McDonald’s Corp	43,000	2,398,110
Mohawk Industries Inc * †	5,200	372,372
Netflix Inc * †	6,000	207,900
NVR Inc * †	2,000	1,195,000
Office Depot Inc *	26,600	293,930
Polaris Industries Inc †	3,800	155,838
Polo Ralph Lauren Corp †	13,600	792,744
priceline.com Inc * †	3,300	398,838
Pulte Homes Inc †	87,400	1,271,670
RadioShack Corp †	51,400	835,250
Scholastic Corp *	5,400	163,458
Sotheby’s	10,800	312,228
Tempur-Pedic International Inc †	3,600	39,600
The Buckle Inc	1,100	49,203
The DIRECTV Group Inc *	2,600	64,454
The Gap Inc †	784,700	15,442,896
The Home Depot Inc	148,500	4,153,545
The Men’s Wearhouse Inc †	6,000	139,620
The Ryland Group Inc †	8,200	269,698
The TJX Cos Inc	397,100	13,132,097
The Walt Disney Co †	385,400	12,093,852
The Warnaco Group Inc *	2,900	114,376
Thor Industries Inc †	7,700	229,229
Time Warner Inc	814,800	11,423,496
Toll Brothers Inc * †	44,700	1,049,556
Viacom Inc ‘B’ *	173,055	6,856,439
Wolverine World Wide Inc	4,200	121,842
Wyndham Worldwide Corp †	5,800	119,944
Yum! Brands Inc †	386,200	14,370,502

		132,124,175

Consumer Staples - 5.25%

Altria Group Inc	375,200	8,329,440
Casey’s General Stores Inc	5,500	124,300
Central European Distribution Corp *	5,300	308,407
Chattem Inc * †	3,400	225,556
Chiquita Brands International Inc * †	10,100	233,411
Constellation Brands Inc ‘A’ * †	19,100	337,497
CVS Caremark Corp	168,100	6,809,731
Darling International Inc * †	17,800	230,510
Fresh Del Monte Produce Inc * (Cayman)	6,400	232,960
Hansen Natural Corp * †	8,300	292,990
PepsiCo Inc	139,100	10,043,020
Philip Morris International Inc *	375,200	18,977,616
The Coca-Cola Co	257,900	15,698,373
The Kroger Co †	687,100	17,452,340
The Procter & Gamble Co	555,682	38,936,638
Universal Corp †	4,300	281,779
Wal-Mart Stores Inc	74,200	3,908,856

		122,423,424

Energy - 23.12%

Anadarko Petroleum Corp	316,300	19,936,389
Apache Corp	193,500	23,378,670
Baker Hughes Inc	180,400	12,357,400
Chesapeake Energy Corp †	297,700	13,738,855
Chevron Corp	741,247	63,272,844
Cimarex Energy Co	7,200	394,128
ConocoPhillips	652,751	49,746,154
CONSOL Energy Inc	100	6,919
Devon Energy Corp	199,200	20,782,536
Diamond Offshore Drilling Inc †	133,500	15,539,400
Dril-Quip Inc *	4,800	223,056
ENSCO International Inc †	12,000	751,440
EOG Resources Inc	30,700	3,684,000
Exxon Mobil Corp	1,497,800	126,683,924
FMC Technologies Inc * †	8,900	506,321
Frontier Oil Corp	12,500	340,750
Halliburton Co	564,900	22,217,517
Hess Corp	211,800	18,676,524
Holly Corp	6,800	295,188
Marathon Oil Corp	440,125	20,069,700
Mariner Energy Inc * †	11,500	310,615
Murphy Oil Corp	68,300	5,610,162
NATCO Group Inc ‘A’ *	4,900	229,075
Noble Energy Inc	92,400	6,726,720
Occidental Petroleum Corp	491,100	35,933,787
Oil States International Inc *	4,200	188,202
Patterson-UTI Energy Inc	22,000	575,960
Schlumberger Ltd (Netherlands)	530,300	46,136,100
SEACOR Holdings Inc *	3,200	273,152
Stone Energy Corp *	5,300	277,243
Tidewater Inc	9,100	501,501
Transocean Inc † (Cayman)	126,800	17,143,360
Valero Energy Corp	132,800	6,521,808
W&T Offshore Inc	7,700	262,647
XTO Energy Inc	92,200	5,703,492

		538,995,539

Financials - 16.78%

ACE Ltd (Cayman)	236,000	12,994,160
American International Group Inc	415,500	17,970,375
Ameriprise Financial Inc	1,300	67,405
Aon Corp	243,500	9,788,700
Apollo Investment Corp †	15,600	246,948
Arch Capital Group Ltd * (Bermuda)	5,100	350,217
Aspen Insurance Holdings Ltd (Bermuda)	11,700	308,646
Assurant Inc	14,600	888,556
Assured Guaranty Ltd (Bermuda)	10,000	237,400
AXIS Capital Holdings Ltd (Bermuda)	12,100	411,158
Bank of America Corp	946,323	35,875,105
Berkshire Hathaway Inc ‘B’ *	3,470	15,520,963
Capital One Financial Corp †	359,000	17,669,980
Cash America International Inc †	7,300	265,720
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Citigroup Inc	425,898	$9,122,735
CME Group Inc	3,700	1,735,670
CNA Financial Corp †	10,300	265,637
Delphi Financial Group Inc ‘A’	4,400	128,612
Discover Financial Services	28,350	464,090
Endurance Specialty Holdings Ltd (Bermuda)	8,100	296,460
Everest Re Group Ltd (Bermuda)	4,800	429,744
FCStone Group Inc *	5,500	152,350
Fidelity National Financial Inc ‘A’	21,800	399,594
General Growth Properties Inc REIT †	33,600	1,282,512
Genworth Financial Inc ‘A’	103,600	2,345,504
HCC Insurance Holdings Inc	14,500	329,005
Invesco Ltd (Bermuda)	27,600	672,336
IPC Holdings Ltd (Bermuda)	8,700	243,600
Janus Capital Group Inc †	40,000	930,800
Jones Lang LaSalle Inc †	4,400	340,296
JPMorgan Chase & Co	790,712	33,961,080
Knight Capital Group Inc ‘A’ * †	14,700	238,728
Lazard Ltd ‘A’ (Bermuda)	5,600	213,920
Lehman Brothers Holdings Inc †	406,000	15,281,840
Lincoln National Corp	141,800	7,373,600
Loews Corp	248,300	9,986,626
Max Capital Group Ltd (Bermuda)	2,800	73,332
Mercury General Corp	3,300	146,223
Merrill Lynch & Co Inc †	565,200	23,026,248
MetLife Inc †	55,200	3,326,352
Morgan Stanley	196,100	8,961,770
National Financial Partners Corp †	8,100	182,007
Nationwide Financial Services Inc ‘A’	7,500	354,600
Odyssey Re Holdings Corp	7,400	271,950
optionsXpress Holdings Inc †	10,900	225,739
PartnerRe Ltd (Bermuda)	6,100	465,430
ProAssurance Corp * †	4,600	247,618
Prudential Financial Inc †	190,000	14,867,500
Reinsurance Group of America Inc †	5,500	299,420
RenaissanceRe Holdings Ltd (Bermuda)	7,300	378,943
Safeco Corp	8,300	364,204
StanCorp Financial Group Inc	6,900	329,199
State Street Corp	157,600	12,450,400
The Allstate Corp	186,500	8,963,190
The Bank of New York Mellon Corp	103,400	4,314,882
The Charles Schwab Corp	508,200	9,569,406
The Chubb Corp	352,000	17,416,960
The First American Corp	27,300	926,562
The Goldman Sachs Group Inc	86,400	14,289,696
The Hartford Financial Services Group Inc	67,900	5,144,783
The NASDAQ OMX Group Inc * †	13,000	502,580
The PNC Financial Services Group Inc	33,700	2,209,709
The Travelers Cos Inc	422,887	20,235,143
Torchmark Corp	7,200	432,792
U.S. Bancorp	326,100	10,552,596
Unum Group †	28,800	633,888
W.R. Berkley Corp	14,000	387,660
Wachovia Corp †	381,180	10,291,860
Wells Fargo & Co	699,400	20,352,540
XL Capital Ltd ‘A’ (Cayman)	13,000	384,150

		391,369,404

Health Care - 5.82%

Abbott Laboratories	23,000	1,268,450
Aetna Inc	213,200	8,973,588
Amedisys Inc * †	4,900	192,766
AMERIGROUP Corp *	7,200	196,776
AmerisourceBergen Corp	21,400	876,972
Amgen Inc * †	205,200	8,573,256
Applera Corp-Applied Biosystems Group	17,900	588,194
Baxter International Inc	96,300	5,568,066
Centene Corp *	13,300	185,402
CIGNA Corp	170,100	6,900,957
Coventry Health Care Inc * †	17,200	694,020
Eli Lilly & Co	47,800	2,466,002
Endo Pharmaceuticals Holdings Inc *	26,500	634,410
Express Scripts Inc *	5,500	353,760
Genentech Inc *	79,200	6,429,456
Health Net Inc *	22,800	702,240
Healthspring Inc * †	16,000	225,280
Humana Inc *	89,900	4,032,914
Invitrogen Corp * †	13,000	1,111,110
Johnson & Johnson	395,400	25,649,598
King Pharmaceuticals Inc * †	90,200	784,740
Lincare Holdings Inc *	19,500	548,145
Martek Biosciences Corp *	2,800	85,596
Merck & Co Inc	258,800	9,821,460
Omnicare Inc †	34,700	630,152
Owens & Minor Inc	5,500	216,370
Pfizer Inc	1,282,060	26,833,516
UnitedHealth Group Inc	614,390	21,110,440
WellPoint Inc *	4,131	182,301

		135,835,937

Industrials - 11.10%

3M Co	187,300	14,824,795
A.O. Smith Corp	6,600	216,942
AAR Corp *	7,500	204,525
Actuant Corp ‘A’ †	8,300	250,743
Acuity Brands Inc †	6,200	266,290
Applied Industrial Technologies Inc †	8,500	254,065
Barnes Group Inc	10,300	236,385
Belden Inc	5,400	190,728
Briggs & Stratton Corp †	13,592	243,297
Caterpillar Inc	406,400	31,817,056
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	11,100	435,564
ChoicePoint Inc *	6,800	323,680
Continental Airlines Inc ‘B’ * †	38,700	744,201
Crane Co	6,200	250,170
Cummins Inc	80,596	3,773,505
Deere & Co †	78,100	6,282,364
Deluxe Corp	9,200	176,732
DRS Technologies Inc †	6,300	367,164
Eaton Corp	59,100	4,708,497
EMCOR Group Inc * †	10,200	226,542
Emerson Electric Co	102,800	5,290,088
Esterline Technologies Corp *	4,500	226,665
Evergreen Solar Inc * †	22,400	207,648
Fluor Corp	776	109,540
Gardner Denver Inc *	5,100	189,210
General Electric Co	1,872,116	69,287,013
GrafTech International Ltd * †	15,600	252,876
Herman Miller Inc †	7,900	194,103
Honeywell International Inc	410,800	23,177,336
IDEX Corp	5,600	171,864
IHS Inc ‘A’ * †	4,700	302,257
IKON Office Solutions Inc	17,500	133,000
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	92,700	4,132,566
KBR Inc	15,500	429,815
L-3 Communications Holdings Inc	17,600	1,924,384
Manpower Inc	7,200	405,072
Norfolk Southern Corp	35,200	1,912,064
Northrop Grumman Corp	49,000	3,812,690
Northwest Airlines Corp *	9,400	84,506
PACCAR Inc †	66,400	2,988,000
Parker-Hannifin Corp	58,200	4,031,514
Pentair Inc †	5,500	175,450
Perini Corp *	3,900	141,297
Raytheon Co	20,000	1,292,200
Regal-Beloit Corp	6,500	238,095
Robbins & Myers Inc	7,200	235,080
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Robert Half International Inc †	27,900	$718,146
Ryder System Inc	5,800	353,278
SkyWest Inc †	11,100	234,432
Southwest Airlines Co	54,600	677,040
SPX Corp †	1,900	199,310
Steelcase Inc ‘A’	19,400	214,564
TBS International Ltd ‘A’ * (Bermuda)	7,800	235,560
Teledyne Technologies Inc *	2,600	122,200
Teleflex Inc	3,700	176,527
Textron Inc	155,300	8,606,726
The Boeing Co	155,100	11,534,787
The Shaw Group Inc * †	6,500	306,410
The Timken Co	11,100	329,892
Thomas & Betts Corp * †	9,300	338,241
TransDigm Group Inc *	5,000	185,250
Triumph Group Inc	4,300	244,799
Tyco International Ltd (Bermuda)	432,150	19,036,207
UAL Corp †	18,200	391,846
Union Pacific Corp	24,800	3,109,424
United Rentals Inc *	12,900	243,036
United Stationers Inc * †	3,800	181,260
United Technologies Corp	194,600	13,392,372
URS Corp *	7,700	251,713
USG Corp * †	23,400	861,588
Walter Industries Inc †	6,500	407,095
Waste Management Inc	256,000	8,591,360
Watson Wyatt Worldwide Inc ‘A’ †	5,800	329,150
Watts Water Technologies Inc ‘A’ †	6,800	190,604
Woodward Governor Co †	6,600	176,352

		258,776,747

Information Technology - 23.64%

Accenture Ltd ‘A’ (Bermuda)	208,000	7,315,360
Activision Inc *	40,600	1,108,786
Adobe Systems Inc *	159,700	5,683,723
Advent Software Inc * †	5,100	217,362
Affiliated Computer Services Inc ‘A’ *	7,800	390,858
Agilent Technologies Inc *	155,300	4,632,599
Altera Corp	23,600	434,948
Amkor Technology Inc *	23,400	250,380
Analog Devices Inc	94,500	2,789,640
ANSYS Inc *	6,900	238,188
Apple Inc *	366,500	52,592,750
Applied Materials Inc †	774,700	15,114,397
Arrow Electronics Inc *	28,800	969,120
Atmel Corp * †	44,300	154,164
Autodesk Inc *	29,500	928,660
Avnet Inc * †	30,500	998,265
Bankrate Inc * †	5,000	249,450
BEA Systems Inc *	76,100	1,457,315
Benchmark Electronics Inc * †	11,200	201,040
Blue Coat Systems Inc * †	8,900	196,156
BMC Software Inc *	38,200	1,242,264
Broadcom Corp ‘A’ *	34,200	659,034
Brocade Communications Systems Inc *	45,200	329,960
Cadence Design Systems Inc *	62,600	668,568
Check Point Software Technologies Ltd * (Israel)	25,000	560,000
Cisco Systems Inc * †	1,289,700	31,068,873
CommScope Inc *	22,700	790,641
Computer Sciences Corp *	24,700	1,007,513
Compuware Corp * †	104,200	764,828
Convergys Corp *	15,700	236,442
CyberSource Corp *	6,100	89,121
Cypress Semiconductor Corp *	21,700	512,337
Diodes Inc *	2,700	59,292
DST Systems Inc * †	13,300	874,342
EchoStar Corp ‘A’ *	21,020	620,931
Electronic Data Systems Corp	284,700	4,740,255
Euronet Worldwide Inc * †	9,200	177,192
Foundry Networks Inc * †	52,600	609,108
Google Inc ‘A’ *	102,600	45,192,222
Harmonic Inc *	28,400	215,840
Harris Corp	9,700	470,741
Hewitt Associates Inc ‘A’ * †	19,600	779,492
Hewlett-Packard Co	1,329,600	60,709,536
Intel Corp †	2,396,800	50,764,224
International Business Machines Corp	330,800	38,088,312
Intersil Corp ‘A’	34,800	893,316
JDS Uniphase Corp *	25,500	341,445
KLA-Tencor Corp †	15,500	575,050
Lam Research Corp * †	17,800	680,316
Lexmark International Inc ‘A’ * †	28,000	860,160
McAfee Inc *	30,200	999,318
MEMC Electronic Materials Inc *	217,500	15,420,750
MICROS Systems Inc * †	19,800	666,468
Microsoft Corp	2,436,000	69,133,680
MicroStrategy Inc ‘A’ *	2,900	214,571
Molex Inc †	15,100	349,716
NCR Corp *	41,500	947,445
Net 1 U.E.P.S. Technologies Inc *	9,000	202,950
Novell Inc *	134,400	845,376
Novellus Systems Inc * †	38,400	808,320
NVIDIA Corp * †	186,800	3,696,772
OmniVision Technologies Inc * †	16,300	274,166
Open Text Corp * † (Canada)	7,600	237,956
Oracle Corp *	767,900	15,020,124
Plantronics Inc †	12,700	245,237
Plexus Corp * †	9,100	255,255
PMC-Sierra Inc * †	28,300	161,310
QUALCOMM Inc	1,173,100	48,097,100
Quest Software Inc * †	13,400	175,138
Rofin-Sinar Technologies Inc *	6,200	278,380
SAIC Inc *	18,300	340,197
SanDisk Corp * †	22,000	496,540
Seagate Technology LLC (Cayman)	386,900	8,101,686
Seagate Technology LLC — Escrow Shares * ж (Cayman)	232,700	23,270
Semtech Corp * †	19,400	278,002
Sigma Designs Inc * †	6,900	156,423
Silicon Laboratories Inc *	7,800	246,012
Skyworks Solutions Inc * †	30,100	219,128
Sohu.com Inc *	5,200	234,676
Sybase Inc * †	14,800	389,240
Symantec Corp *	354,500	5,891,790
Synopsys Inc *	700	15,897
Tellabs Inc * †	68,900	375,505
Teradata Corp *	13,300	293,398
Texas Instruments Inc †	768,900	21,736,803
TIBCO Software Inc *	28,400	202,776
Varian Semiconductor Equipment Associates Inc * †	25,300	712,195
Visa Inc ‘A’ *	85,210	5,313,695
Western Digital Corp *	20,700	559,728
Wright Express Corp *	2,600	79,898
Xerox Corp †	387,300	5,797,881
Xilinx Inc †	50,500	1,199,375
Zebra Technologies Corp ‘A’ *	200	6,664

		551,205,327

Materials - 5.79%

AbitibiBowater Inc †	11,700	151,047
AK Steel Holding Corp †	17,800	968,676
Alcoa Inc	561,900	20,262,114
Ashland Inc	7,100	335,830
Carpenter Technology Corp	10,700	598,879
Century Aluminum Co * †	4,500	298,080
CF Industries Holdings Inc †	5,200	538,824
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Compass Minerals International Inc	3,800	$224,124
Cytec Industries Inc	5,700	306,945
Domtar Corp *	25,600	174,848
Freeport-McMoRan Copper & Gold Inc †	228,600	21,995,892
Greif Inc ‘A’	2,900	196,997
Hecla Mining Co * †	24,300	271,188
Hercules Inc †	13,300	243,257
International Paper Co	64,500	1,754,400
Kaiser Aluminum Corp	2,600	180,180
Minerals Technologies Inc †	2,500	157,000
Monsanto Co	280,200	31,242,300
NewMarket Corp †	3,200	241,440
Nucor Corp	278,100	18,838,494
OM Group Inc *	4,300	234,522
Reliance Steel & Aluminum Co	13,900	832,054
Rock-Tenn Co ‘A’ †	8,900	266,733
Schnitzer Steel Industries Inc ‘A’	3,800	269,876
Southern Copper Corp †	151,300	15,709,479
Terra Industries Inc * †	21,400	760,342
United States Steel Corp	139,000	17,634,930
Worthington Industries Inc †	13,900	234,493

		134,922,944

Telecommunication Services - 2.09%

AT&T Inc	986,387	37,778,622
CenturyTel Inc	25,500	847,620
Qwest Communications International Inc †	140,700	637,371
Sprint Nextel Corp	173,213	1,158,795
Telephone & Data Systems Inc	14,500	569,415
Verizon Communications Inc †	211,100	7,694,595

		48,686,418

Utilities - 0.04%

Mirant Corp * †	19,500	709,605
Northwest Natural Gas Co	2,200	95,568
WGL Holdings Inc †	3,800	121,828
		927,001

Total Common Stocks (Cost $2,386,690,288)		2,315,266,916

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.94%

Repurchase Agreement - 0.94%

Fixed Income Clearing Corp
1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $21,859,154; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $22,299,113)	$21,858,000	21,858,000

Total Short-Term Investment (Cost $21,858,000)		21,858,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.24% (Cost $2,408,548,288)		2,337,124,916

	Shares
SECURITIES LENDING COLLATERAL - 8.61%

The Mellon GSL DBT II Collateral Fund
3.192%Δ
(Cost $200,707,246)	200,707,246	200,707,246

TOTAL INVESTMENTS - 108.85% (Cost $2,609,255,534)		2,537,832,162

OTHER ASSETS & LIABILITIES, NET — (8.85%)		(206,347,438)

NET ASSETS - 100.00%		$2,331,484,724

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Less than 0.00% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

India - 0.00%

Trent Ltd * ж
Exp. 01/07/10	14,582	$33,947

Total Warrants
(Cost $0)		33,947

PREFERRED STOCKS - 7.25%

Brazil - 7.06%

All America Latina Logistica SA	2,843,000	28,515,872
Banco Bradesco SA *	13,546	367,541
Banco Bradesco SA (XBSP)	946,808	26,304,719
Cia Vale do Rio Doce ADR	981,980	28,624,717
Lojas Americanas SA	3,299,429	24,632,426
Net Servicos de Comunicacao SA *	966,765	10,198,222
Sadia SA	1,574,190	9,213,502
Tele Norte Leste Participacoes SA	154,740	4,083,012

		131,940,011

South Korea - 0.19%

Hyundai Motor Co +	39,900	1,252,404
S-Oil Corp +	37,629	2,191,624

		3,444,028

Total Preferred Stocks (Cost $92,272,506)		135,384,039

COMMON STOCKS - 87.94%

Bermuda - 0.11%

Varitronix International Ltd +	3,386,470	1,986,199

Brazil - 9.70%

B2W Cia Global do Varejo	98,000	3,342,064
Banco Bradesco SA ADR †	445,600	12,369,856
Bovespa Holding SA	594,400	8,045,250
Camargo Correa Desenvolvimento Imobiliario SA	489,700	1,973,089
Cia Vale do Rio Doce ADR	414,100	14,344,424
Cyrela Brazil Realty SA Empreendimetos e Participacoes GDR † ~ ж	12,310	3,203,345
Diagnosticos da America SA	362,260	7,205,148
Embraer-Empresa Brasileira de Aeronautica SA ADR †	781,913	30,893,383
Natura Cosmeticos SA	1,990,950	20,593,687
Petroleo Brasileiro SA ADR	660,700	67,464,077
Tele Norte Leste Participacoes SA	342,105	11,697,884

		181,132,207

Cayman - 1.31%

Baidu.com Inc ADR *	3,500	838,705
SINA Corp *	485,800	17,124,450
Tencent Holdings Ltd +	1,123,000	6,480,489

		24,443,644

China - 3.10%

China Petroleum & Chemical Corp ‘H’ +	27,954,000	24,181,812
China Shenhua Energy Co Ltd ‘H’ +	4,080,500	16,524,697
PetroChina Co Ltd ‘H’ +	6,832,000	8,554,068
Ping An Insurance Group Co of China Ltd ‘H’ +	689,500	4,953,016
Travelsky Technology Ltd ‘H’ +	5,018,000	3,746,767

		57,960,360

Egypt - 4.26%

Commercial International Bank * +	702,940	11,620,260
Eastern Tobacco Co SAE +	91,430	6,597,316
Medinet Nasr Housing & Development +	293,474	3,810,182
Orascom Telecom Holding SAE +	4,145,202	57,493,159

		79,520,917

France - 0.24%

Technip SA +	58,150	4,529,723

Hong Kong - 4.90%

China Mobile Ltd ADR †	471,700	35,382,217
China Unicom Ltd +	10,649,000	22,625,469
Hutchison Whampoa Ltd +	2,191,000	20,839,793
Television Broadcasts Ltd +	2,368,920	12,752,488

		91,599,967

India - 13.71%

Amtek Auto Ltd +	806,789	5,161,450
Bajaj Holdings and Investments Ltd +	74,070	3,814,844
Bharat Electronics Ltd +	180,064	4,800,363
Bharat Heavy Electricals Ltd +	75,441	3,885,494
Divi’s Laboratories Ltd * +	464,223	14,818,750
GAIL India Ltd +	539,950	5,774,590
HCL Technologies Ltd +	1,147,928	7,294,972
HDFC Bank Ltd ADR	248,542	24,416,766
Hindustan Unilever Ltd +	2,151,500	12,272,464
Housing Development Finance Corp +	700,760	41,808,497
ICICI Bank Ltd ADR	212,130	8,101,245
Infosys Technologies Ltd +	2,083,444	75,212,399
ITC Ltd +	1,543,820	7,942,785
Larsen & Toubro Ltd +	112,963	8,614,761
Mahindra & Mahindra Ltd +	545,296	9,530,602
Rico Auto Industries Ltd * +	81,300	55,772
Siemens India Ltd +	126,200	1,957,310
Tata Consultancy Services Ltd +	1,012,433	20,595,532

		256,058,596

Indonesia - 3.67%

P.T. Astra International Tbk +	5,421,370	14,393,018
P.T. Gudang Garam Tbk +	5,451,205	4,545,161
P.T. Indosat Tbk +	14,514,000	11,213,410
P.T. Telekomunikasi Indonesia Tbk +	36,442,500	38,442,126

		68,593,715

Lebanon - 0.22%

Solidere GDR +	180,600	4,024,172

Luxembourg - 0.49%

Tenaris SA ADR †	184,500	9,197,325

Mexico - 9.89%

America Movil SAB de CV ‘L’ ADR	528,730	33,674,814
Corporacion GEO SAB de CV ‘B’ *	2,406,960	7,689,426
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ *	1,027,123	2,265,553
Empresas ICA SAB de CV * l	1	2
Fomento Economico Mexicano SAB de CV	5,320,200	22,185,100
Fomento Economico Mexicano SAB de CV ADR	356,730	14,904,179
Grupo Financiero Banorte SAB de CV ‘O’	7,861,560	34,053,033
Grupo Financiero Inbursa SAB de CV ‘O’	2,288,990	6,882,402
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Grupo Televisa SA ADR †	1,135,800	$27,531,792
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	5,781,370	9,397,731
SARE Holding SAB de CV ‘B’ *	6,247,771	8,629,558
Wal-Mart de Mexico SAB de CV ‘V’	4,116,900	17,542,591

		184,756,181

Norway - 0.42%

Det Norske Oljeselskap ASA * † +	4,416,120	7,937,894

Panama - 0.25%

Banco Latinoamericano de Exportaciones SA ‘E’	297,201	4,576,895

Philippines - 1.38%

Jollibee Foods Corp +	5,443,758	6,240,640
SM Prime Holdings Inc +	95,243,920	19,448,403

		25,689,043

Portugal - 0.36%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	838,105	6,740,463

Russia - 5.83%

LUKOIL ADR	324,783	27,768,946
Magnit OAO *	74,300	3,523,306
NovaTek OAO GDR † ~	76,600	5,362,000
OAO Gazprom ADR +	1,089,800	55,535,082
Polymetal GDR * ~ ж	706,000	5,718,600
TMK OAO GDR ~	343,100	10,979,200

		108,887,134

South Africa - 5.74%

Anglo Platinum Ltd +	163,660	24,018,463
AngloGold Ashanti Ltd ADR †	36,300	1,232,748
Discovery Holdings Ltd + l	1	3
Impala Platinum Holdings Ltd +	373,925	14,456,883
Liberty Group Ltd * † +	399,144	3,617,945
Massmart Holdings Ltd +	1,033,633	8,552,391
MTN Group Ltd +	1,004,506	15,269,927
Murray & Roberts Holdings Ltd † +	686,713	8,100,066
Standard Bank Group Ltd +	2,165,063	23,575,357
Steinhoff International Holdings Ltd +	2,010,303	4,488,563
Tiger Brands Ltd +	234,172	3,861,989

		107,174,335

South Korea - 4.15%

Amorepacific Corp +	11,190	6,062,045
GS Engineering & Construction Corp +	58,134	8,578,920
Hyundai Development Co +	99,680	6,853,717
Hyundai Engineering & Construction Co Ltd +	191,573	16,693,899
Jeonbuk Bank +	344,788	2,583,086
Kookmin Bank ADR	112,200	6,288,810
Pusan Bank +	334,980	4,204,390
Shinsegae Co Ltd +	14,085	8,895,562
SK Telecom Co Ltd ADR	363,400	7,853,074
S-Oil Corp +	150,414	9,594,595

		77,608,098

Taiwan - 11.75%

High Tech Computer Corp +	506,000	11,430,258
Hon Hai Precision Industry Co Ltd +	3,669,480	21,125,927
MediaTek Inc +	4,989,400	66,274,059
President Chain Store Corp +	2,709,261	9,284,286
Realtek Semiconductor Corp +	4,157,000	12,445,163
Synnex Technology International Corp +	3,708,606	10,170,857
Taiwan Semiconductor Manufacturing Co Ltd +	38,287,876	79,235,850
Taiwan Semiconductor Manufacturing Co Ltd ADR	934,917	9,601,598

		219,567,998

Thailand - 0.68%

Kiatnakin Bank PCL	3,888,300	3,411,602
TISCO Bank PCL * +	3,251,680	3,174,663
TMB Bank PCL *	148,504,594	6,198,365

		12,784,630

Turkey - 3.54%

Aksigorta AS * +	2,069,572	7,539,922
Anadolu Efes Biracilik Ve Malt Sanayii AS +	682,183	6,052,281
BIM Birlesik Magazalar AS +	114,573	9,082,176
Coca-Cola Icecek AS +	53,348	427,183
Enka Insaat ve Sanayi AS +	19,855	245,314
Ford Otomotiv Sanayi AS +	523,492	4,087,570
Haci Omer Sabanci Holding AS +	3,203,295	9,994,505
Haci Omer Sabanci Holding AS ADR	4,640,295	3,596,229
Turkiye Garanti Bankasi AS +	2,053,700	9,285,737
Turkiye Vakiflar Bankasi TAO ‘D’ +	3,501,037	6,405,632
Yapi ve Kredi Bankasi AS * +	4,870,000	9,479,971

		66,196,520

United Kingdom - 2.05%

HSBC Holdings PLC (HSI) +	2,336,276	38,318,645

United States - 0.19%

MercadoLibre Inc * †	39,500	1,570,520
Sohu.com Inc *	43,473	1,961,936
		3,532,456

Total Common Stocks (Cost $1,464,418,965)		1,642,817,117

	Principal
	Amount
CORPORATE NOTES - 0.01%

India - 0.01%

Trent Ltd
2.000% due 07/07/10	INR 1,458,200	178,081

Total Corporate Notes (Cost $0)		178,081

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.96%

Repurchase Agreement - 3.96%

Fixed Income Clearing Corp
1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $74,013,906; collateralized by Freddie Mac (U.S. Govt Agency Issue):
2.105% due 06/30/08 and market value $75,490,800)	$74,010,000	$74,010,000

Total Short-Term Investment (Cost $74,010,000)		74,010,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.16%
(Cost $1,630,701,471)		1,852,423,184

	Shares
SECURITIES LENDING COLLATERAL - 2.70%

The Mellon GSL DBT II Collateral Fund
3.192% Δ
(Cost $50,344,299)	50,344,299	50,344,299

TOTAL INVESTMENTS - 101.86%
(Cost $1,681,045,770)		1,902,767,483

OTHER ASSETS & LIABILITIES, NET - (1.86%)		(34,717,366)

NET ASSETS - 100.00%		$1,868,050,117

Notes to Schedule of Investments
(a) As of March 31, 2008, the portfolio was diversified as a percentage of net assets as follows:

Financials	18.76%
Information Technology	18.58%
Energy	13.37%
Telecommunication Services	12.73%
Consumer Staples	9.54%
Consumer Discretionary	8.00%
Industrials	8.00%
Short-Term Investment & Securities Lending Collateral	6.66%
Materials	4.73%
Health Care	1.18%
Utilities	0.31%

101.86%
Other Assets & Liabilities, Net	(1.86%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $1,085,668,220 or 58.12% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) 0.48% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.79%

Financials - 1.79%

Bank of America Corp	327,000	$33,171,534
DG Funding Trust ~	60	625,500
Fannie Mae	229,000	5,567,563
Wachovia Corp	510,000	50,262,183
		89,626,780

Total Preferred Stocks (Cost $90,068,181)		89,626,780

CONVERTIBLE PREFERRED STOCKS - 0.20%

Financials - 0.20%

Bank of America Corp 7.250%	9,600	9,916,800

Total Convertible Preferred Stocks (Cost $9,600,000)		9,916,800

	Principal
	Amount
CORPORATE BONDS & NOTES - 21.59%

Consumer Discretionary - 1.68%

AMFM Inc
8.000% due 11/01/08	$250,000	258,050
Comcast Corp
7.050% due 03/15/33	3,000,000	3,068,214
Cox Communications Inc
6.400% due 08/01/08	125,000	126,062
6.800% due 08/01/28 †	110,000	108,145
DaimlerChrysler Finance North America LLC
5.750% due 09/08/11	8,000,000	8,174,488
6.500% due 11/15/13 †	6,500,000	6,859,619
General Motors Corp
8.375% due 07/05/33	EUR 7,400,000	8,002,715
Johnson Controls Inc
5.500% due 01/15/16	$5,000,000	5,103,615
Macy’s Retail Holdings Inc
5.900% due 12/01/16	5,000,000	4,451,130
Mandalay Resort Group
6.500% due 07/31/09	2,100,000	2,102,625
9.500% due 08/01/08	2,000,000	2,010,000
Marks & Spencer PLC (United Kingdom)
6.250% due 12/01/17 † ~	10,000,000	9,892,178
Target Corp
6.000% due 01/15/18	5,000,000	5,127,780
The Black & Decker Corp
4.750% due 11/01/14	6,000,000	5,576,658
The Home Depot Inc
5.400% due 03/01/16	5,000,000	4,707,125
Time Warner Inc
5.500% due 11/15/11	4,000,000	3,974,808
Viacom Inc
6.250% due 04/30/16	7,500,000	7,312,103
Yum! Brands Inc
6.250% due 03/15/18	7,500,000	7,552,110

		84,407,425

Consumer Staples - 1.13%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	20,324,259
6.500% due 08/11/17	5,000,000	5,138,700
6.875% due 02/01/38	2,600,000	2,566,660
Reynolds American Inc
7.625% due 06/01/16	4,100,000	4,334,372
The Clorox Co
5.950% due 10/15/17	5,000,000	5,016,080
The Kroger Co
5.500% due 02/01/13	2,900,000	3,002,126
6.400% due 08/15/17	5,000,000	5,286,195
The Procter & Gamble Co
6.875% due 09/15/09	175,000	184,962
Wal-Mart Stores Inc
5.800% due 02/15/18	7,200,000	7,559,986
6.500% due 08/15/37	2,900,000	3,055,269

		56,468,609

Energy - 1.05%

Chesapeake Energy Corp
7.000% due 08/15/14 †	900,000	906,750
El Paso Corp
7.000% due 06/15/17	500,000	516,754
Enterprise Products Operating LP
4.625% due 10/15/09	3,900,000	3,949,035
Gaz Capital SA (Luxembourg)
5.875% due 06/01/15 ~	EUR 1,800,000	2,554,175
Nabors Industries Inc
6.150% due 02/15/18 ~	$6,000,000	6,153,432
NGPL PipeCo LLC
7.119% due 12/15/17 ~	18,800,000	19,481,462
7.768% due 12/15/37 ~	8,100,000	8,347,682
PC Financial Partnership
5.000% due 11/15/14	3,000,000	2,932,980
Spinnaker Capital Ltd (Cayman)
14.300% due 06/15/08 ~ ж	2,000,000	2,031,198
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,738,000
7.500% due 01/15/31	945,000	989,888

		52,601,356

Financials - 14.65%

American Express Bank FSB
6.000% due 09/13/17	39,200,000	38,282,994
American Express Centurion Bank
6.000% due 09/13/17	39,100,000	37,996,363
American International Group Inc
5.850% due 01/16/18	22,500,000	22,120,762
Associates Corp of North America
6.250% due 11/01/08	150,000	151,624
Bank of America NA
3.089% due 02/27/09 §	11,200,000	11,179,762
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	46,300,000	47,468,797
6.050% due 12/04/17 ~	80,900,000	79,049,817
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,047,705
CitiFinancial Inc
6.625% due 06/01/15	4,000,000	4,083,940
Citigroup Capital XXI
8.300% due 12/21/57 §	14,900,000	14,722,034
Citigroup Inc
5.875% due 05/29/37	6,800,000	5,925,092
CNA Financial Corp
5.850% due 12/15/14 †	9,000,000	8,917,029
Countrywide Home Loans Inc
6.250% due 04/15/09 †	40,000	37,052
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Credit Agricole SA (France)
3.090% due 05/28/09 ~ §	$10,300,000	$10,311,351
Deutsche Bank AG (Germany)
6.000% due 09/01/17 †	30,500,000	31,811,195
Everest Reinsurance Holdings Inc
5.400% due 10/15/14	2,000,000	2,072,044
Ford Motor Credit Co LLC
7.000% due 10/01/13	200,000	156,170
7.250% due 10/25/11	5,064,000	4,162,765
9.750% due 09/15/10	2,100,000	1,871,589
General Electric Capital Corp
5.875% due 01/14/38	12,300,000	11,896,203
General Motors Acceptance Corp LLC
4.315% due 05/15/09 §	3,300,000	2,821,282
5.375% due 06/06/11	EUR 1,000,000	1,094,462
6.625% due 05/15/12	$8,600,000	6,511,189
7.000% due 02/01/12	10,500,000	7,991,246
7.250% due 03/02/11	2,000,000	1,575,690
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37	8,500,000	8,089,016
Kimco Realty Corp
5.700% due 05/01/17	5,600,000	5,098,990
Lehman Brothers Holdings Inc
5.625% due 01/24/13	35,100,000	34,165,392
5.875% due 11/15/17	4,250,000	3,921,806
6.750% due 12/28/17	17,000,000	16,370,915
Marsh & McLennan Cos Inc
5.375% due 07/15/14	4,000,000	3,869,452
5.750% due 09/15/15	5,000,000	4,902,690
Merrill Lynch & Co Inc
6.050% due 08/15/12	500,000	508,302
6.400% due 08/28/17	6,400,000	6,326,573
Morgan Stanley
2.546% due 07/09/08 ~ ж	11,000,000	10,928,155
5.300% due 03/01/13	7,100,000	7,083,698
5.950% due 12/28/17	57,600,000	55,769,011
National Westminster Bank PLC
(United Kingdom)
7.375% due 10/01/09	530,000	559,609
NationsBank Corp
7.250% due 10/15/25	840,000	890,119
Nykredit Realkredit AS (Denmark)
5.000% due 10/01/38 §	DKK 67,734,114	13,598,073
Prudential Financial Inc
6.100% due 06/15/17	$5,000,000	5,124,085
Rabobank Nederland (Netherlands)
4.278% due 01/15/09 ~ §	17,800,000	17,793,040
Realkredit Danmark AS (Denmark)
5.000% due 10/01/38 §	DKK 181,556,546	36,330,360
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §	$9,100,000	8,214,515
SLM Corp
3.491% due 07/26/10 §	2,300,000	1,812,269
The Bear Stearns Cos Inc
7.250% due 02/01/18	5,000,000	5,176,015
The Goldman Sachs Group Inc
2.689% due 06/23/09 §	800,000	789,874
6.250% due 09/01/17 †	37,000,000	37,303,844
6.750% due 10/01/37	36,000,000	33,594,228
The Royal Bank of Scotland Group PLC
(United Kingdom)
6.990% due 04/05/56 † ~ §	3,000,000	2,550,870
7.640% due 03/31/56 §	16,000,000	13,800,960
UBS AG (Switzerland)
5.875% due 12/20/17	24,700,000	25,293,072
VTB Capital SA (Luxembourg)
3.839% due 08/01/08 ~ §	10,300,000	10,197,000
WEA Finance LLC (Australia)
5.700% due 10/01/16 ~	7,500,000	6,792,038
XL Capital Europe PLC (United Kingdom)
6.500% due 01/15/12	5,000,000	4,722,115

		734,834,243

Health Care - 0.33%

HCA Inc
9.250% due 11/15/16 †	2,000,000	2,080,000
UnitedHealth Group Inc
6.000% due 02/15/18	12,300,000	12,070,175
6.875% due 02/15/38	2,700,000	2,587,658

		16,737,833

Industrials - 0.39%

Allied Waste North America Inc
7.250% due 03/15/15	400,000	401,500
CSX Corp
5.600% due 05/01/17	5,000,000	4,758,865
Erac USA Finance Co
6.375% due 10/15/17 ~	5,000,000	4,475,095
Masco Corp
6.125% due 10/03/16	10,000,000	8,828,720
United Air Lines Inc
9.210% due 01/21/17 + ¤	325,516	1,628
9.350% due 04/07/16 ¤	87,178	30,491
9.560% due 10/19/18 ¤	1,034,224	549,431
10.850% due 02/19/15 ¤	878,377	264,611

		19,310,341

Information Technology - 0.18%

EchoStar DBS Corp
6.375% due 10/01/11	3,000,000	2,887,500
Nortel Networks Ltd (Canada)
10.125% due 07/15/13	500,000	460,000
Xerox Corp
9.750% due 01/15/09	5,324,000	5,532,680

		8,880,180

Materials - 0.51%

Alcan Inc (Canada)
5.000% due 06/01/15	2,500,000	2,459,650
BHP Billiton Finance Ltd (Australia)
5.125% due 03/29/12	3,000,000	3,052,392
Jefferson Smurfit Corp
8.250% due 10/01/12	900,000	815,625
Nucor Corp
5.750% due 12/01/17	5,000,000	5,185,245
Rohm & Haas Co
6.000% due 09/15/17	10,000,000	10,169,010
Sealed Air Corp
5.625% due 07/15/13 ~	2,100,000	2,197,963
StatoilHydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,147,413
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	700,000	698,865

		25,726,163

Telecommunication Services - 1.20%

AT&T Inc
6.300% due 01/15/38	6,800,000	6,596,714
BellSouth Corp
5.200% due 09/15/14	9,100,000	9,097,261
British Telecommunications PLC
(United Kingdom)
9.125% due 12/15/30	1,000,000	1,245,323
GTE California Inc
6.700% due 09/01/09	5,000,000	5,186,620
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Qwest Capital Funding Inc
6.375% due 07/15/08	$3,500,000	$3,508,750
7.250% due 02/15/11	880,000	840,400
Qwest Corp
6.875% due 09/15/33	1,386,000	1,115,730
8.875% due 03/15/12	1,500,000	1,537,500
SBC Communications Inc
4.125% due 09/15/09	8,200,000	8,248,511
Sprint Capital Corp
8.750% due 03/15/32	5,000,000	4,234,445
Sprint Nextel Corp
6.000% due 12/01/16	10,000,000	7,787,240
Verizon Communications Inc
5.550% due 02/15/16	8,000,000	7,971,720
Verizon PA Inc
5.650% due 11/15/11	2,899,000	2,970,765

		60,340,979

Utilities - 0.47%

Dynegy Holdings Inc
7.500% due 06/01/15	1,300,000	1,225,250
Entergy Gulf States Inc
3.600% due 06/01/08	6,100,000	6,084,927
NRG Energy Inc
7.375% due 02/01/16	9,700,000	9,530,250
PSEG Power LLC
7.750% due 04/15/11	1,000,000	1,078,150
Teco Finance Inc
6.750% due 05/01/15 ~	5,600,000	5,808,398

		23,726,975

Total Corporate Bonds & Notes (Cost $1,095,230,982)		1,083,034,104

SENIOR LOAN NOTES - 1.42%

Consumer Discretionary - 0.38%

Cablevision Systems Corp Term B
due 03/30/13 § ∞	2,000,000	1,874,038
4.750% due 03/30/13 §	3,979,746	3,729,098
Ford Motor Co Term B
5.800% due 12/15/13 §	9,282,500	7,630,503
Yell Term B (United Kingdom)
4.704% due 02/10/13 §	7,000,000	5,873,749

		19,107,388

Financials - 0.33%

Chrysler Financial Co LLC
6.800% due 08/03/12 §	15,920,000	13,242,352
First Data Corp Term B2
due 09/24/14 § ∞	2,000,000	1,775,000
First Data Corp Term B3
due 09/24/14 § ∞	1,500,000	1,331,250

		16,348,602

Health Care - 0.13%

Biomet Inc Term B
5.696% due 03/25/15 §	2,985,000	2,876,048
DaVita Inc Term B1
4.200% due 10/05/12 §	422,735	398,092
4.320% due 10/05/12 §	20,518	19,321
4.570% due 10/05/12 §	29,310	27,602
4.600% due 10/05/12 §	43,966	41,403
4.630% due 10/05/12 §	454,161	427,686
5.760% due 10/05/12 §	29,310	27,601
HCA Inc Term B
due 11/16/13 § ∞	1,700,000	1,565,974
4.946% due 11/16/13 §	1,484,400	1,367,372

		6,751,099

Industrials - 0.02%

Allied Waste North America Inc Term A
(Letter of Credit)
4.600% due 03/28/14 §	302,310	286,288
Allied Waste North America Inc Term B
4.060% due 03/28/14 §	110,565	104,705
4.080% due 03/28/14 §	128,993	122,156
4.570% due 03/28/14 §	236,487	223,953
4.590% due 03/28/14 §	19,458	18,426

		755,528

Materials - 0.05%

Georgia-Pacific Corp Term B
due 12/20/12 § ∞	2,493,622	2,316,670

Telecommunication Services - 0.35%

Nordic Telephone Term B (Denmark)	EUR 2,553,517
6.050% due 11/30/13 §		3,805,878
Nordic Telephone Term C (Denmark)
6.300% due 11/30/14 §	3,057,351	4,579,445
UPC Broadband Term M (Netherlands)
6.361% due 12/31/14 §	6,806,281	9,234,378

		17,619,701

Utilities - 0.16%

NRG Energy Inc (Letter of Credit)
due 02/01/13 § ∞	$315,863	296,341
NRG Energy Inc Term B
due 02/01/13 § ∞	155,411	145,806
due 02/01/13 § ∞	493,233	462,748
The AES Corp (Letter of Credit)
7.320% due 04/30/10 § ж	740,000	703,896
7.750% due 04/30/10 § ж	4,528,666	4,307,714
7.960% due 04/30/10 § ж	2,131,334	2,027,347

		7,943,852

Total Senior Loan Notes (Cost $74,852,383)		70,842,840

MORTGAGE-BACKED SECURITIES - 98.46%

Collateralized Mortgage Obligations - 12.91%

Adjustable Rate Mortgage Trust
4.589% due 05/25/35 “ §	3,873,180	3,813,769
5.133% due 09/25/35 “ §	1,953,947	1,899,337
Banc of America Funding Corp
4.113% due 05/25/35 “ §	13,570,277	12,897,571
4.622% due 02/20/36 “ §	9,023,199	8,644,474
6.142% due 01/20/47 “ §	1,042,593	924,807
Banc of America Funding Corp (IO)
2.251% due 01/25/36 “ § ж	23,733,619	634,316
Banc of America Mortgage Securities Inc
5.000% due 05/25/34 “	5,461,031	5,023,051
BCAP LLC Trust
2.769% due 01/25/37 “ §	6,734,082	4,751,259
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 “ §	19,054,565	18,247,645
4.488% due 02/25/34 “ §	2,182,568	2,041,174
4.537% due 08/25/33 “ §	18,418,486	17,151,055
4.550% due 08/25/35 “ §	4,394,942	4,196,919
4.625% due 10/25/35 “ §	2,453,534	2,324,938
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
4.750% due 10/25/35 “ §	$8,480,214	$8,187,642
4.958% due 01/25/35 “ §	1,766,820	1,661,889
5.031% due 04/25/33 “ §	62,804	61,122
Bear Stearns Alt-A Trust
3.019% due 11/25/34 “ §	2,369,643	2,081,576
5.371% due 05/25/35 “ §	7,347,857	4,408,714
5.706% due 09/25/35 “ §	11,584,056	9,526,777
5.792% due 11/25/36 “ §	8,311,706	6,008,449
5.882% due 01/25/36 “ §	7,772,553	6,122,947
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/50 “	6,900,000	6,800,522
7.000% due 05/20/30 “ §	1,642,575	1,702,077
Bear Stearns Structured Products Inc
2.806% due 01/26/37 ~ “ § ж	10,616,033	10,086,983
5.681% due 01/26/36 “ §	4,011,743	3,395,015
5.783% due 12/26/46 “ §	2,781,540	2,304,863
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	4,695,415	4,461,137
4.682% due 08/25/35 “ §	4,492,185	4,281,916
4.900% due 10/25/35 “ §	377,261	360,214
Countrywide Alternative Loan Trust
2.879% due 02/25/37 “ §	433,252	340,792
Countrywide Alternative Loan Trust (IO)
2.401% due 05/25/35 “ § ж	18,808,372	835,212
Countrywide Home Loan Mortgage
Pass-Through Trust
2.919% due 03/25/35 “ §	3,959,389	3,067,649
2.939% due 06/25/35 ~ “ §	16,576,716	14,611,937
4.220% due 05/20/34 “ §	7,148,633	6,924,966
5.250% due 02/20/36 “ §	5,010,262	4,149,770
6.136% due 08/25/34 “ §	1,030,528	922,265
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	35,300,000	34,784,447
CS First Boston Mortgage Securities Corp
5.215% due 03/25/32 ~ “ §	1,046,424	945,556
6.380% due 12/18/35 “	4,909,125	5,045,178
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 “ §	1,128,144	1,149,751
Downey Savings & Loan Association Mortgage
Loan Trust
6.713% due 07/19/44 “ §	3,501,713	3,162,044
Fannie Mae
2.666% due 07/25/37 “ §	2,558,487	2,343,438
3.099% due 03/25/17 “ §	188,443	187,941
3.175% due 04/18/28 “ §	421,761	415,217
3.225% due 10/18/30 “ §	3,389	3,341
5.000% due 07/25/19 - 03/25/21 “ ±	761,955	767,848
5.500% due 03/25/28 “	9,966,748	10,206,174
6.500% due 02/25/09 “	3,191	3,209
Fannie Mae (IO)
0.950% due 03/25/09 “ § ж	28,030	108
Fannie Mae Whole Loan
6.500% due 10/25/42 “	3,225,170	3,468,843
First Horizon Alternative Mortgage Securities
4.713% due 06/25/34 “ §	14,841,241	13,253,748
6.216% due 03/25/35 “ §	3,039,038	2,127,326
First Horizon Asset Securities Inc
5.370% due 08/25/35 “ §	752,951	708,989
Freddie Mac
3.168% due 12/15/29 “ §	76,850	75,349
3.500% due 07/15/32 “	387,476	379,511
4.000% due 05/15/16 “	295,307	295,863
4.500% due 09/15/14 “	359,536	362,782
5.000% due 09/15/16 - 04/15/30 † “ ±	131,614,511	133,499,166
5.500% due 03/15/17 “	2,066,594	2,130,423
7.000% due 09/15/21 “	119,965	126,386
7.500% due 01/15/23 “	2,819,031	3,041,496
Freddie Mac Structured Pass-Through Securities
5.722% due 10/25/44 “ §	5,185,782	5,136,708
5.922% due 07/25/44 “ §	27,732,346	27,088,171
GMAC Commercial Mortgage Securities Inc (IO)
0.539% due 05/15/35 “ § ж	10,016,065	85,155
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	5,266,603	5,179,633
Government National Mortgage Association
7.000% due 02/16/29 “	465,809	488,086
7.500% due 09/20/26 “	633,620	665,832
Greenpoint Mortgage Funding Trust
2.869% due 11/25/45 “ §	169,769	140,376
Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/33 “ §	3,292,775	3,158,161
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	15,100,000	14,723,651
GSR Mortgage Loan Trust
4.539% due 09/25/35 “ §	428,363	403,830
Harborview Mortgage Loan Trust
2.929% due 02/19/34 “ §	128,596	122,890
5.219% due 07/19/35 “ §	4,610,742	4,543,528
Imperial Savings Association
6.503% due 02/25/18 “ §	3,785	3,786
IndyMac ARM Trust
6.395% due 01/25/32 “ §	81,446	81,345
IndyMac Index Mortgage Loan Trust
5.051% due 12/25/34 “ §	419,042	382,288
JPMorgan Chase Commercial Mortgage
Securities Corp
5.747% due 02/12/49 “ §	5,660,000	5,632,227
JPMorgan Mortgage Trust
5.023% due 02/25/35 “ §	3,481,756	3,169,255
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §	1,600,000	1,597,452
Lehman Large Loan (IO)
0.352% due 10/12/34 “ § ж	2,655,127	49,104
MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/34 “ §	3,568,146	3,523,839
MASTR Asset Securitization Trust
5.500% due 09/25/33 “	295,375	283,878
Merrill Lynch Countrywide Commercial
Mortgage Trust
5.700% due 09/12/49 “	7,430,000	7,332,167
Merrill Lynch Mortgage Investors Inc
2.809% due 02/25/36 “ §	1,659,879	1,354,760
MLCC Mortgage Investors Inc
2.849% due 11/25/35 “ §	445,974	380,729
3.198% due 03/15/25 “ §	3,296,967	2,662,463
3.599% due 10/25/35 “ §	732,088	633,884
4.250% due 10/25/35 “ §	3,315,091	3,200,184
Morgan Stanley Capital I
5.731% due 07/12/44 “ §	6,300,000	6,332,232
Mortgage Capital Funding Inc (IO)
2.784% due 11/20/27 “ § ж	18,448	4
Provident Funding Mortgage Loan Trust
4.035% due 04/25/34 “ §	44,395	44,602
Residential Accredit Loans Inc
2.779% due 06/25/46 “ §	4,008,081	3,274,002
2.809% due 04/25/46 “ §	421,149	320,391
6.000% due 06/25/36 “	19,183,571	16,987,407
Residential Asset Securitization Trust
5.500% due 01/25/34 “	5,693,282	5,608,663
Residential Asset Securitization Trust (IO)
2.351% due 11/25/35 “ § ж	16,876,834	636,054
Residential Funding Mortgage Securities I Inc
5.212% due 09/25/35 “ §	2,077,505	1,757,261
Sequoia Mortgage Trust
2.886% due 07/20/33 “ §	3,119,123	2,976,780
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Structured Adjustable Rate Mortgage Loan Trust
5.359% due 01/25/35 “ §	$1,737,545	$1,659,464
5.540% due 08/25/35 “ §	521,083	439,212
Structured Asset Mortgage Investments Inc
2.809% due 07/19/35 - 05/25/36 “ § ±	5,157,450	4,002,052
2.819% due 05/25/36 “ §	2,306,297	1,617,584
2.829% due 05/25/45 “ §	879,770	679,476
2.849% due 07/19/34 “ §	90,912	79,156
2.879% due 02/25/36 “ §	3,032,921	2,376,781
2.889% due 09/19/32 “ §	378,863	345,431
2.979% due 10/19/33 “ §	8,877	7,906
Structured Asset Securities Corp
5.000% due 12/25/34 “	307,848	307,268
SunTrust Alternative Loan Trust (IO)
2.501% due 12/25/35 “ § ж	40,950,714	1,327,319
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 “	593,277	600,291
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 “	16,200,000	15,651,076
Washington Mutual Alternative Mortgage
Pass-Through Certificates (IO)
2.251% due 11/25/35 “ § ж	45,882,558	1,773,191
2.351% due 11/25/35 “ § ж	15,527,757	629,933
Washington Mutual Mortgage
Pass-Through Certificates
2.869% due 12/26/45 “ §	214,559	171,085
2.889% due 10/25/45 “ §	220,688	176,296
2.909% due 01/25/45 “ §	2,982,927	2,380,486
2.919% due 01/25/45 “ §	161,972	129,363
3.139% due 12/25/27 “ §	9,815,009	8,909,083
5.220% due 02/27/34 “ §	3,119,027	2,966,470
5.726% due 08/25/42 “ §	181,768	167,346
Washington Mutual MSC Mortgage
Pass-Through Certificates
7.000% due 02/25/33 “ §	201,099	200,806
7.020% due 02/25/33 “ §	32,688	32,061
Wells Fargo Mortgage-Backed Securities Trust
4.399% due 05/25/35 “ §	818,172	778,867
4.947% due 01/25/35 “ §	5,585,777	5,247,797
4.950% due 03/25/36 “ §	28,169,252	26,734,104
4.996% due 12/25/34 “ §	3,433,995	3,232,345
5.241% due 04/25/36 “ §	17,981,553	17,785,215
5.517% due 08/25/36 “ §	11,218,667	11,093,905
5.773% due 04/25/36 “ §	3,486,754	2,798,334

		647,599,364

Fannie Mae - 76.10%

3.716% due 07/01/33 “ §	304,689	305,649
4.013% due 06/01/34 “ §	94,179	96,857
4.177% due 09/01/33 “ §	178,329	182,001
4.187% due 03/01/34 “ §	88,042	90,605
4.196% due 11/01/34 † “ §	26,687,072	26,644,773
4.291% due 03/01/33 “ §	113,165	114,975
4.310% due 01/01/34 “ §	63,289	65,565
4.447% due 04/01/35 “ §	5,095,197	5,162,943
4.500% due 11/01/14 “	1,137,722	1,156,549
4.504% due 11/01/34 “ §	82,555	83,758
4.616% due 07/01/33 “ §	148,365	148,190
4.688% due 08/01/35 “ §	3,899,243	3,948,729
4.705% due 12/01/34 “ §	10,314,005	10,446,694
4.730% due 07/01/35 “ §	15,948,459	16,159,550
4.736% due 09/01/35 “ §	1,689,992	1,698,439
4.768% due 04/01/34 “ §	2,258,324	2,287,968
5.000% due 06/01/18 - 05/13/38 † “ ±	731,833,442	730,639,361
5.031% due 12/01/34 “ §	115,273	114,908
5.261% due 08/01/34 “ §	120,776	121,657
5.449% due 05/01/36 “ §	193,696	194,974
5.451% due 05/01/36 “ §	184,791	186,011
5.464% due 05/01/36 “ §	5,792,406	5,830,708
5.481% due 02/01/33 “ §	1,078,218	1,107,650
5.483% due 03/01/33 “ §	1,401,464	1,406,032
5.500% due 12/01/14 - 04/17/38 † “ ±	1,065,366,311	1,078,025,943
5.572% due 02/01/33 “ §	47,006	47,411
5.722% due 08/01/42 - 10/01/44 “ § ±	6,014,352	6,044,308
5.973% due 09/01/34 † “ §	2,868,434	2,899,554
6.000% due 04/01/16 - 04/14/38 † “ ±	1,821,487,849	1,866,662,319
6.410% due 08/01/36 “ §	5,979,970	6,151,378
6.500% due 01/01/13 - 11/01/37 “ ±	45,107,516	46,838,788
6.560% due 01/01/23 “ §	216,827	221,694
6.579% due 01/01/25 “ §	106,330	108,663
6.825% due 08/01/09 “	907,668	933,575
6.900% due 09/01/09 “	536,441	552,205
7.041% due 04/01/27 “ §	110,482	112,122
7.063% due 12/01/22 “ §	60,786	62,444
7.200% due 11/01/23 “ §	119	123
8.000% due 05/01/30 - 08/01/30 “ ±	24,970	27,071

		3,816,882,144

Federal Housing Authority - 0.07%

6.896% due 07/01/20 “	365,415	367,224
7.430% due 09/01/19 - 10/01/24 “ ±	3,263,958	3,294,148

		3,661,372

Freddie Mac - 9.06%

4.000% due 07/01/18 “	5,006	4,921
5.311% due 09/01/35 † “ §	16,010,506	16,267,833
5.500% due 03/01/23 - 04/14/38 “ ±	423,133,921	427,430,531
5.712% due 03/01/32 “ §	614,578	627,635
5.832% due 03/01/32 “ §	308,740	314,173
5.918% due 06/01/17 “ §	9,453	9,570
5.922% due 05/01/32 “ §	101,738	104,452
5.969% due 07/01/32 “ §	151,645	157,968
6.000% due 03/03/18 - 10/01/22 † “ ±	5,131,569	5,310,062
6.342% due 01/01/28 “ §	58,176	58,924
6.500% due 01/01/15 - 05/01/17 “ ±	3,735,630	3,916,742
7.017% due 05/01/23 “ §	20,580	21,015

		454,223,826

Government National Mortgage Association - 0.32%

5.125% due 12/20/22 - 12/20/32 “ § ±	2,665,561	2,660,533
5.625% due 07/20/23 - 09/20/32 “ § ±	1,979,696	1,993,125
5.750% due 03/20/32 “ §	138,162	139,512
6.000% due 08/15/31 “	21,181	21,963
6.000% due 03/20/32 - 01/20/33 “ § ±	633,617	646,142
6.125% due 08/20/20 - 07/20/24 “ § ±	246,397	250,683
6.250% due 03/20/28 - 03/20/29 “ § ±	61,430	62,614
6.375% due 05/20/22 - 06/20/32 “ § ±	6,423,916	6,569,911
6.500% due 03/20/33 “ §	626,146	641,394
6.750% due 03/20/29 “ §	97,295	99,218
7.500% due 04/15/30 - 12/15/31 “ ±	209,686	225,976
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
8.000% due 12/15/29 - 08/15/32 “ ±	$1,049,403	$1,151,668
8.500% due 09/15/16 - 01/15/31 “ ±	1,274,876	1,404,301
9.000% due 02/15/17 - 04/15/20 “ ±	26,014	28,585
10.000% due 05/15/19 - 02/15/25 “ ±	31,040	37,193

		15,932,818

Total Mortgage-Backed Securities (Cost $4,904,600,804)		4,938,299,524

ASSET-BACKED SECURITIES - 1.27%

Aurum Ltd CLO (Cayman)
4.688% due 04/15/14 ~ “ §	9,217,933	9,003,252
Carrington Mortgage Loan Trust
2.664% due 07/25/36 “ §	9,028	8,948
Citibank Omni Master Trust
3.699% due 12/23/13 ~ “ §	32,400,000	32,526,554
Citigroup Mortgage Loan Trust Inc
2.639% due 08/25/36 “ §	18,166	17,927
2.669% due 08/25/36 “ §	45,303	44,845
ContiMortgage Home Equity Loan Trust
6.970% due 12/25/13 “ §	4,686	4,621
Countrywide Asset-Backed Certificates
2.629% due 01/25/46 “ §	869,724	856,407
2.649% due 01/25/37 “ §	79,521	78,664
2.649% due 12/25/46 “ §	1,691,209	1,644,337
2.659% due 09/25/46 “ §	25,814	25,277
2.669% due 06/25/36 “ §	3,511	3,501
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 “	82,810	82,640
First Franklin Mortgage Loan
Asset-Backed Certificates
2.689% due 01/25/36 “ §	3,316	3,306
Fremont Home Loan Trust
2.699% due 05/25/36 “ §	70,200	66,827
GE-WMC Mortgage Securities LLC
2.639% due 08/25/36 “ §	52,167	50,377
IMC Home Equity Loan Trust
6.340% due 08/20/29 “ §	93,116	92,885
Long Beach Mortgage Loan Trust
2.649% due 08/25/36 “ §	42,252	40,134
2.879% due 10/25/34 “ §	17,007	15,377
Mid-State Trust
7.340% due 07/01/35 “	2,093,335	2,242,776
7.791% due 03/15/38 “	807,584	798,244
8.330% due 04/01/30 “	4,284,649	4,504,320
Morgan Stanley Asset-Backed
Securities Capital I
2.639% due 07/25/36 “ §	35,257	34,623
Morgan Stanley Mortgage Loan Trust
3.099% due 02/25/37 “ §	3,150,000	1,052,423
3.149% due 02/25/37 “ §	2,863,000	843,427
New Century Home Equity Loan Trust
2.669% due 08/25/36 “ §	22,101	21,788
Newcastle Mortgage Securities Trust
2.669% due 03/25/36 “ §	11,528	11,474
NPF XII Inc
2.200% due 12/01/03 + ~ “ § ¤	6,000,000	27,960
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 “ ж	512,000	32,512
Renaissance Home Equity Loan Trust
3.039% due 08/25/33 “ §	654,160	556,656
Residential Asset Securities Corp
2.639% due 06/25/36 “ §	20,286	19,943
2.669% due 07/25/36 “ §	14,659	14,517
Saxon Asset Securities Trust
3.119% due 08/25/32 “ §	7,702	7,590
SLM Student Loan Trust
3.620% due 01/25/17 “ §	4,000,000	3,926,876
Small Business Administration
4.754% due 08/10/14 “	3,145,785	3,141,060
7.452% due 09/10/10 “	12,161	12,725
7.640% due 03/10/10 “	71,158	74,377
8.017% due 02/10/10 “	147,102	153,992
Soundview Home Equity Loan Trust
2.639% due 11/25/36 “ §	63,337	62,947
Structured Asset Securities Corp
2.889% due 01/25/33 “ §	43,087	38,819
Wells Fargo Home Equity Trust
2.649% due 01/25/37 “ §	1,578,596	1,524,031

Total Asset-Backed Securities (Cost $67,986,995)		63,668,959

U.S. GOVERNMENT AGENCY ISSUES - 0.41%

Fannie Mae
5.000% due 07/29/19	17,000,000	18,029,622
Small Business Administration
Participation Certificates
6.120% due 09/01/21	2,383,569	2,506,622

Total U.S. Government Agency Issues (Cost $20,079,089)		20,536,244

U.S. TREASURY OBLIGATIONS - 3.53%

U.S. Treasury Bonds - 1.70%

6.625% due 02/15/27 †	65,500,000	85,247,268

U.S. Treasury Inflation Protected Securities - 1.83%

1.625% due 01/15/18 ^	6,216,740	6,530,008
2.375% due 04/15/11 ^	30,911,680	33,394,126
2.375% due 01/15/27 † ^	18,400,000	20,036,720
2.625% due 07/15/17 ^	27,259,358	31,071,416
3.875% due 01/15/09 ^	965,153	1,000,366

		92,032,636

Total U.S. Treasury Obligations (Cost $173,611,974)		177,279,904

FOREIGN GOVERNMENT BONDS & NOTES - 9.17%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 423,380,000	218,607,161
10.000% due 01/01/17	56,000,000	26,638,689
Bundesrepublik Deutschland (Germany)
4.250% due 07/04/14	EUR 3,700,000	6,013,194
4.750% due 07/04/34	115,300,000	187,204,087
5.000% due 07/04/11	1,200,000	1,975,394
Hydro Quebec (Canada)
8.625% due 06/15/29	$1,000,000	1,453,745
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,181,237
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	479,536
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Republic of Panama (Panama)
6.700% due 01/26/36	$10,935,000	$11,181,038
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,060,407
7.375% due 04/25/12	320,000	347,200
State of Qatar (Qatar)
9.500% due 05/21/09	230,000	246,675
Ukraine Government Bond (Ukraine)
6.875% due 03/04/11	570,000	590,007
7.650% due 06/11/13	1,100,000	1,171,500

Total Foreign Government Bonds & Notes (Cost $461,240,768)		460,149,870

MUNICIPAL BONDS - 3.06%

Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,053,716
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	2,220,000	2,227,437
Buckeye Tobacco Settlement
Financing Authority OH ‘A2’
5.875% due 06/01/47	7,100,000	6,256,023
California Educational
Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,314,048
Clovis Unified School District CA ‘B’
0.000% due 08/01/24	3,000,000	1,221,390
Cook County School District No 123 IL
0.000% due 12/01/21	2,290,000	1,149,397
Escondido Union High School District CA
0.000% due 11/01/20	2,655,000	1,416,124
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,153,960
Golden State Tobacco
Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,430,460
5.750% due 06/01/47	3,000,000	2,652,900
Golden State Tobacco
Securitization Corp CA ‘A2’
0.000% due 06/01/37	3,200,000	1,910,400
Hamilton OH School Districts Gas
Supply Revenue
7.740% due 02/01/12	5,500,000	5,923,280
Honolulu City & County HI ‘A’
5.000% due 07/01/23 ◆	3,080,000	3,164,515
Huntington Beach Union High School District CA
0.000% due 08/01/32	10,000,000	2,436,000
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,094,700
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,031,050
Los Angeles Community College District CA
5.000% due 08/01/32	3,900,000	3,902,613
Los Angeles Unified School District CA ‘A1’
4.500% due 07/01/24	7,100,000	7,067,198
Metropolitan Pier & Exposition Authority IL ‘A’
0.000% due 06/15/29	4,000,000	1,250,640
Modesto High School District
Stanislaus County CA ‘A’
0.000% due 08/01/26	4,000,000	1,415,240
Monrovia Unified School District CA ‘B’
0.000% due 08/01/23	3,175,000	1,378,077
Northern Tobacco Securitization Corp AK
5.000% due 06/01/46	3,500,000	2,710,750
Palomar Community College District CA ‘A’
4.750% due 05/01/32	400,000	382,836
Pierce County School District WA
5.000% due 12/01/23 ◆	3,000,000	3,078,120
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	496,172
State of California
4.500% due 08/01/28	6,800,000	6,249,812
5.000% due 06/01/32	1,000,000	983,400
5.000% due 11/01/37	3,550,000	3,458,907
5.000% due 12/01/37	4,400,000	4,286,832
State of Florida
5.250% due 07/01/37	2,000,000	2,014,020
State of Washington ‘D’
5.000% due 01/01/33	3,200,000	3,181,760
Texas State Transportation Commission ‘A’
4.750% due 04/01/24	10,000,000	10,033,000
Texas State Transportation Commission
Mobility Fund
4.750% due 04/01/35	19,200,000	18,244,032
Texas State Transportation Commission
Mobility Fund ‘A’
4.750% due 04/01/35	4,800,000	4,582,224
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	9,800,000	9,355,178
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	4,593,054
Tobacco Settlement Financing Corp NJ ‘1A’
5.000% due 06/01/41	12,400,000	9,993,656
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,610,558
6.250% due 06/01/42	900,000	845,811
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	6,220,000	6,312,180
University of Arkansas
5.000% due 11/01/36	2,100,000	2,056,131
University of California ‘D’
5.000% due 05/15/41	800,000	788,487

Total Municipal Bonds (Cost $151,154,560)		153,706,088

PURCHASED OPTIONS - 1.47%
(See Note (h) to Notes to Schedule of Investments) (Cost $33,750,086)		73,817,415

SHORT-TERM INVESTMENTS - 4.30%

U.S. Treasury Bills - 1.93%

1.200% due 06/12/08 ◇ Ω	67,660,000	67,520,129
1.330% due 05/29/08 ◇ Ω	29,340,000	29,266,350

		96,786,479

Repurchase Agreement - 2.37%
Deutsche Bank
1.200% due 04/01/08
(Dated 03/31/08, repurchase price of
$118,703,957; collateralized by U.S.
Treasury Notes: 4.500% due 03/31/09
and market value $122,939,768)	118,700,000	118,700,000

Total Short-Term Investments (Cost $215,486,479)		215,486,479

TOTAL INVESTMENTS BEFORE

SECURITIES LENDING COLLATERAL - 146.67% (Cost $7,297,662,301)		7,356,365,007

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.34%

The Mellon GSL DBT II Collateral Fund
3.192% ∆ (Cost $668,875,507)	668,875,507	$668,875,507

TOTAL INVESTMENTS - 160.01% (Cost $7,966,537,808)		8,025,240,514

OTHER ASSETS & LIABILITIES, NET — (60.01%)		(3,009,636,217)

NET ASSETS - 100.00%		$5,015,604,297

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $29,588 or less than 0.00% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $874,121 or 0.02% of the net assets were in default as of March 31, 2008.
(d) 1.54% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e) Investments sold short outstanding as of March 31, 2008 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 04/17/23	$14,000,000	$14,133,434
6.500% due 04/14/38	23,900,000	24,755,166
U.S. Treasury Bonds
4.375% due 02/15/38	35,700,000	36,135,112
4.750% due 08/15/17	189,500,000	209,723,250
4.750% due 02/15/37	228,800,000	246,156,768
5.000% due 05/15/37	33,600,000	37,597,896
U.S. Treasury Notes
2.000% due 02/28/10	314,000,000	316,281,524
2.125% due 01/31/10	532,600,000	537,302,325
3.125% due 10/15/08	22,900,000	23,125,428
3.250% due 12/31/09	22,100,000	22,716,391
3.375% due 11/15/08	4,800,000	4,858,877
3.500% due 02/15/18	11,900,000	11,972,519
3.625% due 10/31/09	570,200,000	588,197,223
4.000% due 09/30/09	77,200,000	80,004,599
4.125% due 08/31/12	35,500,000	38,093,168
4.125% due 05/15/15	24,300,000	26,276,295
4.250% due 11/15/13	700,000	764,094
4.250% due 11/15/14	32,500,000	35,546,907
4.250% due 11/15/17	147,450,000	157,368,372
4.500% due 02/15/16	41,500,000	45,695,401
4.625% due 02/15/17	150,600,000	165,460,003
4.750% due 05/15/14	46,100,000	51,765,275
4.875% due 05/31/11	23,800,000	25,982,912
4.875% due 02/15/12	165,600,000	182,716,416

Total Investments sold short
(Proceeds $2,858,805,087)		$2,882,629,355

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
(f) Forward foreign currency contracts outstanding as of March 31, 2008 were as follows:

				Unrealized
Contracts to Buy				Appreciation
or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	AUD	7,849,068	04/08	$44,150
Sell	AUD	684,000	04/08	3,935
Buy	AUD	15,698,136	05/08	90,191
Buy	BRL	37,259,180	07/08	(55,211)
Buy	BRL	20,681,638	07/08	558,618
Sell	BRL	80,049,506	07/08	(2,638,094)
Sell	BRL	96,296,510	07/08	1,439,477
Sell	BRL	134,032,977	12/08	(1,462,637)
Sell	BRL	68,063,263	12/08	980,038
Sell	CAD	1,915,000	04/08	57,664
Buy	CLP	1,079,700,000	12/08	203,927
Buy	CNY	268,856,437	07/08	2,415,564
Sell	CNY	268,856,437	07/08	(1,539,984)
Buy	CNY	106,920	10/08	782
Sell	CNY	106,920	10/08	(639)
Sell	DKK	233,202,000	06/08	(1,804,193)
Buy	EUR	7,500,000	04/08	(5,247)
Buy	EUR	1,161,000	04/08	5,863
Sell	EUR	69,241,000	04/08	(1,332,916)
Sell	GBP	65,328,000	04/08	(342,464)
Sell	GBP	2,200,000	04/08	47,889
Buy	INR	53,818,276	05/08	55,414
Buy	JPY	3,549,256,000	05/08	788,996
Sell	JPY	6,674,603,364	05/08	332,559
Buy	KRW	3,048,321,000	05/08	(194,909)
Buy	KRW	30,612,039,330	08/08	(1,713,060)
Buy	MXN	2,501,818	07/08	(114)
Buy	MXN	420,637,536	07/08	963,320
Buy	MYR	43,279,364	05/08	452,337
Buy	MYR	10,985,579	08/08	206,762
Sell	NZD	5,516,000	04/08	80,652
Buy	PLN	45,348,534	07/08	1,710,248
Buy	RUB	786,916,155	07/08	2,013,667
Sell	RUB	206,678,290	07/08	(416,843)
Buy	RUB	565,529,545	11/08	640,568
Buy	SGD	21,477,159	05/08	991,606
Buy	SGD	6,944,090	11/08	135,232
Buy	TWD	43,257,490	09/08	23,567

				$2,736,715

(g) The amount of $59,235,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2008:

				Net Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

Euro-Bobl 5-Year Note Call Options Strike @ EUR 119.75 (06/08)	34	EUR	3,400,000	$(60)
Euro-Bobl 5-Year Note Call Options Strike @ EUR 120.00 (06/08)	753		75,300,000	(1,338)
Euro-Bobl 5-Year Note Call Options Strike @ EUR 122.00 (06/08)	2,355		235,500,000	(4,186)
Euro-Bund 10-Year Note Put Options Strike @ EUR 105.00 (06/08)	654		65,400,000	17
Euro-Bund 10-Year Notes (06/08)	654		65,400,000	(867,734)
Euro-Schatz 2-Year Note Call Options Strike @ 109.00 (06/08)	2,508		250,800,000	—
Euro-Schatz 2-Year Note Call Options Strike @ 111.00 (06/08)	2,429		242,900,000	—
Japanese Government 10-Year Bonds (06/08)	11	JPY	1,100,000,000	217,886
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 92.50 (06/08)	1,305	GBP	652,500,000	(17,650)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	1,701		850,500,000	479,832
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	6,618		3,309,000,000	15,604,878
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	1,155		577,500,000	1,493,127
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	2,098		1,049,000,000	7,000,591
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	226		113,000,000	607,918
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/09)	962		481,000,000	2,468,718
U.S. Treasury 10-Year Notes (06/08)	19,995		$1,999,500,000	58,959,310
U.S. Treasury 30-Year Bonds (06/08)	1,268		126,800,000	792,305

Short Futures Outstanding
Euro-Bobl 5-Year Notes (06/08)	2,355	EUR	235,500,000	4,474,251
Eurodollar (09/08)	2,342		$2,342,000,000	(1,847,463)
Euro-Schatz 2-Year Notes (06/08)	4,940	EUR	494,000,000	5,389,704
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Number of	Notional		Net Unrealized
Short Futures Outstanding	Contracts	Amount		Depreciation

United Kingdom Gilt 10-Year Notes (06/08)	295	GBP	29,500,000	$(827,009)
U.S. Treasury 2-Year Notes (06/08)	127		$25,400,000	(44,465)
U.S. Treasury 5-Year Notes (06/08)	9,815		981,500,000	(10,815,443)

				$83,063,189

(h) Purchased options outstanding as of March 31, 2008 were as follows:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount		Cost	Value

Bank of America	Call - OTC 2-Year Interest Rate Swap Ж	Pay	4.750%	09/26/08		$406,000,000	$1,964,800	$16,642,346
Lehman Brothers	Call - OTC 2-Year Interest Rate Swap Ж	Pay	4.750%	09/26/08		202,200,000	702,645	8,288,380
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	4.750%	09/26/08		143,000,000	511,225	5,861,713
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.150%	12/15/08		898,400,000	8,192,954	11,599,008
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.150%	02/02/09		186,600,000	2,015,280	2,306,962
Barclays	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.500%	02/02/09		132,300,000	1,426,530	2,211,311
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.600%	07/02/09		72,800,000	699,790	1,122,879
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.500%	08/03/09		551,500,000	5,714,919	7,665,403

		Based on 3-Month
		EUR-LIBOR
Deutsche Bank	Call - OTC 2-Year Interest Rate Swap Ж	Pay	4.070%	09/14/09	EUR	355,500,000	1,842,245	2,261,634

							$23,070,388	$57,959,636

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Cost	Value

Citigroup	Call - CME U.S. Treasury 2-Year Note Futures (05/08)	$110.50	04/25/08	114	$2,066	$1,781
Merrill Lynch	Put - CME U.S. Treasury 10-Year Note Futures (06/08)	85.00	05/23/08	700	6,650	10,938
Merrill Lynch	Put - CME U.S. Treasury 10-Year Note Futures (06/08)	88.00	05/23/08	750	13,594	11,719
Citigroup	Put - CME U.S. Treasury 10-Year Note Futures (06/08)	91.00	05/23/08	100	1,813	1,563
Citigroup	Put - CME U.S. Treasury 10-Year Note Futures (06/08)	92.00	05/23/08	300	5,438	4,687
Citigroup	Put - CME U.S. Treasury 10-Year Note Futures (06/08)	96.00	05/23/08	4,285	77,666	66,953
Citigroup	Put - CME U.S. Treasury 10-Year Note Futures (06/08)	98.00	05/23/08	1,279	23,182	19,984
Citigroup	Put - CME U.S. Treasury 10-Year Note Futures (06/08)	99.00	05/23/08	1,236	22,403	19,312
Citigroup	Call - CME U.S. Treasury 5-Year Note Futures (06/08)	124.00	05/23/08	9,778	177,226	76,391
Citigroup	Call - CME U.S. Treasury 5-Year Note Futures (06/08)	125.00	05/23/08	1,348	24,433	10,531
Citigroup	Call - CME U.S. Treasury 10-Year Note Futures (06/08)	132.00	05/23/08	7,234	131,116	113,031
Goldman Sachs	Call - CME U.S. Treasury 10-Year Note Futures (06/08)	145.00	05/23/08	7,150	50,050	111,719
Merrill Lynch	Call - CME U.S. Treasury 10-Year Note Futures (06/08)	150.00	05/23/08	157	2,846	2,453
Citigroup	Call - CME U.S. Treasury 10-Year Note Futures (06/08)	159.00	05/23/08	680	12,325	10,625
Merrill Lynch	Put - CME Eurodollar Futures (06/08)	92.50	06/16/08	5,711	54,255	35,694
Merrill Lynch	Put - CME Eurodollar Futures (06/08)	92.75	06/16/08	1,215	11,543	7,594
Merrill Lynch	Put - CME Eurodollar Futures (06/08)	93.00	06/16/08	2,228	21,166	13,925
Citigroup	Put - CME Eurodollar Futures (09/08)	92.50	09/15/08	2,074	19,703	12,963

					$657,473	$531,863

Options on Securities

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Wachovia	Put - OTC Fannie Mae 5.000% due 04/14/38 Ж	$80.00	04/07/08	$147,000,000	$17,227	$147
Merrill Lynch	Put - OTC Fannie Mae 6.000% due 04/14/38 Ж	93.00	04/07/08	509,000,000	59,648	509
Credit Suisse	Put - OTC Fannie Mae 5.500% due 05/13/38 Ж	86.00	05/06/08	342,700,000	40,160	69,568
Credit Suisse	Put - OTC Freddie Mac 5.500% due 05/13/38 Ж	86.00	05/06/08	318,500,000	37,324	64,018
Credit Suisse	Put - OTC Fannie Mae 6.000% due 05/13/38 Ж	92.00	05/06/08	285,000,000	33,398	153,900
Wachovia	Put - OTC Fannie Mae 6.000% due 05/13/38 Ж	92.00	05/06/08	145,800,000	17,086	78,732
Merrill Lynch	Put - OTC Fannie Mae 6.000% due 05/13/38 Ж	93.00	05/06/08	225,100,000	26,379	129,658
Wachovia	Put - OTC Fannie Mae 5.500% due 05/19/23 Ж	92.00	05/12/08	82,000,000	9,609	26,650
Morgan Stanley	Call - OTC U.S. Treasury Notes 3.625% due 10/31/09 Ж	104.97	05/23/08	250,000,000	39,062	2,500
Morgan Stanley	Call - OTC U.S. Treasury Notes 3.625% due 10/31/09 Ж	104.98	05/23/08	200,000,000	31,250	2,000
Wachovia	Put - OTC Fannie Mae 5.000% due 06/12/38 Ж	88.00	06/05/08	94,900,000	11,121	152,789
Wachovia	Put - OTC Fannie Mae 5.500% due 06/12/38 Ж	90.00	06/05/08	35,000,000	4,102	47,145
Credit Suisse	Put - OTC Fannie Mae 5.000% due 06/12/38 Ж	90.50	06/05/08	94,200,000	11,039	88,831
Credit Suisse	Put - OTC Fannie Mae 6.000% due 06/12/38 Ж	92.19	06/05/08	314,000,000	36,797	747,006
Merrill Lynch	Call - OTC U.S. Treasury Notes 3.625% due 10/31/09 Ж	104.75	06/20/08	120,000,000	14,062	6,000
Deutsche Bank	Call - OTC U.S. Treasury Notes 2.000% due 02/28/10 Ж	103.31	06/27/08	200,000,000	23,437	12,000
Merrill Lynch	Call - OTC U.S. Treasury Notes 2.000% due 02/28/10 Ж	103.31	06/27/08	75,000,000	11,719	4,500

					$423,420	$1,585,953

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
Foreign Currency Options

				Expiration	Notional
Counterparty	Description	Exercise Price		Date	Amount		Cost	Value

Credit Suisse	Put - OTC U.S. dollar versus Euro Ж		$1.36	05/19/08	EUR	11,000,000	$337,670	$12,035
Morgan Stanley	Put - OTC U.S. dollar versus Euro Ж		1.36	05/21/08		3,800,000	112,665	3,978
Royal Bank of Scotland	Put - OTC U.S. dollar versus Euro Ж		1.36	05/21/08		24,300,000	734,980	25,435
JPMorgan Chase	Call - OTC Japanese yen versus U.S. dollar Ж	JPY	104.00	03/17/10		$39,000,000	1,795,060	794,157
JPMorgan Chase	Put - OTC Japanese yen versus U.S. dollar Ж		104.00	03/17/10		39,000,000	1,524,840	3,611,244
Royal Bank of Scotland	Call - OTC Japanese yen versus U.S. dollar Ж		105.20	03/31/10		6,800,000	286,280	112,132
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar Ж		105.20	03/31/10		6,800,000	286,280	688,044
Royal Bank of Scotland	Call - OTC Japanese yen versus U.S. dollar Ж		105.40	03/31/10		19,900,000	834,811	2,042,377
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar Ж		105.40	03/31/10		19,900,000	834,811	318,858
Credit Suisse	Call - OTC U.S. dollar versus Euro Ж		$1.38	05/21/10	EUR	4,000,000	198,255	714,949
Credit Suisse	Put - OTC U.S. dollar versus Euro Ж		1.38	05/21/10		4,000,000	198,255	134,017
Morgan Stanley	Call - OTC U.S. dollar versus Euro Ж		1.38	05/21/10		9,700,000	463,411	1,733,277
Morgan Stanley	Put - OTC U.S. dollar versus Euro Ж		1.38	05/21/10		9,700,000	463,411	325,100
Morgan Stanley	Call - OTC U.S. dollar versus Euro Ж		1.38	06/03/10		10,300,000	493,577	1,844,328
Morgan Stanley	Put - OTC U.S. dollar versus Euro Ж		1.38	06/03/10		10,300,000	493,577	347,973
Credit Suisse	Call - OTC Japanese yen versus Euro Ж	JPY	148.40	06/03/10		4,800,000	270,185	485,502
Credit Suisse	Put - OTC Japanese yen versus Euro Ж		148.40	06/03/10		4,800,000	270,737	546,557

							$9,598,805	$13,739,963

(i) Transactions in written options for the period ended March 31, 2008 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2007	1,438,007,858	$23,606,167
Call Options Written	702,000,000	17,945,420
Put Options Written	18,001,631	1,665,264
Call Options Expired	(795)	(639,414)
Put Options Expired	(1,752)	(815,556)
Call Options Repurchased	(968,105,311)	(15,776,143)

Outstanding, March 31, 2008	1,189,901,631	$25,985,738

(j) Premiums received and value of written options outstanding as of March 31, 2008:
Credit Default Swaptions

		Buy/Sell		Expiration	Notional
Counterparty	Description	Protection (1)	Exercise Rate	Date	Amount	Premium	Value

Barclays	Call - OTC Dow Jones CDX NA IG10 Index Ж	Sell	$1.50	09/20/08	$5,000,000	$95,000	$76,750
Barclays	Put - OTC Dow Jones CDX NA IG10 Index Ж	Sell	1.50	09/20/08	5,000,000	95,000	95,750
Credit Suisse	Call - OTC Dow Jones CDX NA IG10 Index Ж	Sell	1.50	09/20/08	13,000,000	253,500	199,550
Credit Suisse	Put - OTC Dow Jones CDX NA IG10 Index Ж	Sell	1.50	09/20/08	13,000,000	237,900	248,950

						$681,400	$621,000

(1)	If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount		Premium	Value

Bank of America	Call - OTC 5-Year Interest Rate Swap Ж	Receive	4.950%	09/26/08		$176,400,000	$1,984,320	$11,908,058
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap Ж	Receive	4.950%	09/26/08		87,900,000	708,144	5,933,777
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap Ж	Receive	4.950%	09/26/08		62,600,000	513,320	4,225,876
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap Ж	Receive	4.300%	12/15/08		301,600,000	7,907,497	12,101,479
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap Ж	Receive	4.250%	02/02/09		62,200,000	1,875,330	2,333,247
Barclays	Call - OTC 5-Year Interest Rate Swap Ж	Receive	4.300%	02/02/09		19,800,000	432,630	780,054
Barclays	Call - OTC 7-Year Interest Rate Swap Ж	Receive	4.600%	02/02/09		29,000,000	930,900	1,475,362
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap Ж	Receive	4.200%	07/02/09		31,600,000	698,360	1,042,993
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap Ж	Receive	4.300%	08/03/09		239,800,000	5,752,203	8,419,009

		Based on 3-Month
		EUR-LIBOR
Deutsche Bank	Call - OTC 7-Year Interest Rate Swap Ж	Receive	4.250%	09/14/09	EUR	115,000,000	1,695,770	1,847,056

							$22,498,474	$50,066,911

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Premium	Value

Citigroup	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	$114.00	05/23/08	1,631	$1,332,364	$356,781

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
Foreign Currency Options

				Expiration	Notional
Counterparty	Description	Exercise Price		Date	Amount	Premium	Value

Credit Suisse	Call - OTC Japanese yen versus U.S. dollar Ж	JPY	104.00	03/17/10	$14,000,000	$736,750	$285,642
Credit Suisse	Put - OTC Japanese yen versus U.S. dollar Ж		104.00	03/17/10	14,000,000	736,750	1,296,344

						$1,473,500	$1,581,986

(k) Securities with an approximate aggregate market value of $61,615,664 were pledged as collateral for swap contracts as of March 31, 2008.
(l) Swap agreements outstanding as of March 31, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

UBS	The Goldman Sachs Group Inc 6.600% due 01/15/12 Ж	Sell	0.170%	09/20/08	$16,400,000	$(92,572)
UBS	Morgan Stanley 6.600% due 04/01/12 Ж	Sell	0.190%	09/20/08	16,300,000	(148,863)
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13 Ж	Buy	(0.110%)	12/20/08	7,900,000	2,066
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06 Ж	Buy	(0.120%)	12/20/08	7,900,000	43,988
Bank of America	E.I. du Pont de Nemours & Co 6.875% due 10/15/09 Ж	Buy	(0.130%)	12/20/08	7,200,000	1,577
Barclays	Wal-Mart Stores Inc 6.875% due 08/10/09 Ж	Buy	(0.140%)	12/20/08	800,000	500
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08 Ж	Buy	(0.140%)	12/20/08	12,600,000	7,877
Lehman Brothers	Wal-Mart Stores Inc 6.875% due 08/10/09 Ж	Buy	(0.140%)	12/20/08	400,000	250
Credit Suisse	Wal-Mart Stores Inc 4.550% due 05/01/13 Ж	Buy	(0.150%)	12/20/08	1,300,000	718
Barclays	Eli Lilly & Co 6.000% due 03/15/12 Ж	Buy	(0.160%)	12/20/08	8,700,000	(1,846)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12 Ж	Buy	(0.210%)	12/20/08	6,000,000	(2,320)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12 Ж	Buy	(0.220%)	12/20/08	2,200,000	27,412
Lehman Brothers	Costco Wholesale Corp 5.500% due 03/15/07 Ж	Buy	(0.240%)	12/20/08	1,700,000	144
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12 Ж	Buy	(0.260%)	12/20/08	10,000,000	24,398
Bear Stearns	Eaton Corp 5.750% due 07/15/12 Ж	Buy	(0.280%)	12/20/08	8,000,000	1,107
Barclays	FedEx Corp 7.250% due 02/15/11 Ж	Buy	(0.290%)	12/20/08	2,400,000	(281)
Bear Stearns	TRW Inc 7.125% due 06/01/09 Ж	Buy	(0.290%)	12/20/08	1,000,000	(1,303)
Citigroup	FedEx Corp 7.250% due 02/15/11 Ж	Buy	(0.290%)	12/20/08	3,500,000	(410)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10 Ж	Buy	(0.290%)	12/20/08	3,800,000	3,811
UBS	TRW Inc 7.125% due 06/01/09 Ж	Buy	(0.290%)	12/20/08	1,100,000	(1,433)
Lehman Brothers	Masco Tech Inc 5.875% due 07/15/12 Ж	Buy	(0.300%)	12/20/08	3,300,000	71,604
Bear Stearns	Hewlett-Packard Co 6.500% due 07/01/12 Ж	Buy	(0.320%)	12/20/08	9,600,000	2,017
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25 Ж	Buy	(0.320%)	12/20/08	4,900,000	(1,515)
Lehman Brothers	RadioShack Corp 7.375% due 05/15/11 Ж	Buy	(0.350%)	12/20/08	3,300,000	12,714
Royal Bank of Scotland	Indonesia Government Int'l Bond 6.750% due 03/10/14 Ж	Sell	0.400%	12/20/08	2,200,000	(10,555)
Credit Suisse	Federated Department Stores Inc 6.625% due 04/01/11 Ж	Buy	(0.410%)	12/20/08	1,300,000	10,294
Credit Suisse	Lockheed Martin Corp 8.200% due 12/01/09 Ж	Buy	(0.440%)	12/20/08	1,300,000	(3,171)
ABN AMRO	Carnival Corp 6.150% due 04/15/08 Ж	Buy	(0.480%)	12/20/08	1,100,000	(425)
Lehman Brothers	Northrop Grumman Corp 7.125% due 02/15/11 Ж	Buy	(0.480%)	12/20/08	3,200,000	(8,621)
Credit Suisse	The Walt Disney Co 6.375% due 03/01/12 Ж	Buy	(0.530%)	12/20/08	1,300,000	(2,292)
Lehman Brothers	Lockheed Martin Corp 8.200% due 12/01/09 Ж	Buy	(0.530%)	12/20/08	3,200,000	(9,915)
Barclays	The Walt Disney Co 6.375% due 03/01/12 Ж	Buy	(0.670%)	12/20/08	3,900,000	(10,869)
Barclays	Ukraine Government Bond 7.650% due 06/11/13 Ж	Sell	0.710%	12/20/08	2,800,000	(16,459)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13 Ж	Sell	0.720%	12/20/08	1,400,000	(8,128)
Credit Suisse	Goodrich Corp 7.625% due 12/15/12 Ж	Buy	(0.900%)	12/20/08	1,300,000	(7,786)
Lehman Brothers	Goodrich Corp 7.625% due 12/15/12 Ж	Buy	(0.970%)	12/20/08	3,200,000	(20,806)
Bear Stearns	Capital One Financial Corp 4.875% due 05/15/08 Ж	Buy	(1.090%)	12/20/08	2,200,000	32,025
JPMorgan Chase	Capital One Financial Corp 8.750% due 02/01/07 Ж	Buy	(1.350%)	12/20/08	900,000	11,417
Morgan Stanley	Dow Jones CDX NA EM3 Index Ж	Sell	2.100%	06/20/10	18,900,000	681,581
Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13 Ж	Sell	4.300%	06/20/10	1,400,000	(157,752)
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30 Ж	Buy	(2.250%)	09/20/10	550,000	113
Lehman Brothers	Republic of Turkey 11.875% due 01/15/30 Ж	Buy	(2.110%)	10/20/10	1,600,000	6,868
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30 Ж	Buy	(2.200%)	10/20/10	1,100,000	2,324
Barclays	DaimlerChrysler NA Holdings 5.750% due 09/08/11 Ж	Buy	(0.580%)	09/20/11	8,000,000	65,239
Bank of America	Time Warner Inc 5.500% due 11/15/11 Ж	Buy	(0.310%)	12/20/11	4,000,000	212,401
Bank of America	BHP Billiton Finance Ltd 5.125% due 03/29/12 Ж	Buy	(0.135%)	03/20/12	3,000,000	96,731
Barclays	XL Capital PLC 6.500% due 01/15/12 Ж	Buy	(0.205%)	03/20/12	5,300,000	582,224
Credit Suisse	Nabors Industries Inc 5.375% due 08/15/12 Ж	Buy	(0.470%)	06/20/12	1,500,000	20,732
Deutsche Bank	Nabors Industries Inc 0.000% due 02/05/21 Ж	Buy	(0.470%)	06/20/12	10,000,000	138,214
Barclays	Dow Jones CDX NA HY-8 Index Ж	Sell	0.483%	06/20/12	794,923	(34,336)
Barclays	Weyerhaeuser Co 6.750% due 03/15/12 Ж	Buy	(0.490%)	06/20/12	2,000,000	97,020
Credit Suisse	Noble Corp 5.875% due 06/01/13 Ж	Buy	(0.520%)	06/20/12	5,700,000	18,003
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12 Ж	Buy	(0.520%)	06/20/12	6,000,000	265,712
Credit Suisse	GlobalSantaFe Corp 5.000% due 02/15/13 Ж	Buy	(0.530%)	06/20/12	10,000,000	(47,947)
Citigroup	Nortel Networks Ltd 10.125% due 07/15/13 Ж	Sell	2.300%	06/20/12	10,000,000	(2,118,915)
Lehman Brothers	Dow Jones CDX NA HY-8 Index Ж	Buy	(2.750%)	06/20/12	16,632,000	1,308,928
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12 Ж	Sell	0.820%	09/20/12	800,000	(19,967)
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	The Goldman Sachs Group Inc 6.600% due 01/15/12 Ж	Sell	0.900%	09/20/12	$5,000,000	$(108,562)
Royal Bank of Scotland	Merrill Lynch & Co Inc 5.000% due 01/15/15 Ж	Sell	0.920%	09/20/12	5,200,000	(361,724)
Citigroup	Nortel Networks Ltd 4.250% due 09/01/08 Ж	Sell	2.850%	09/20/12	5,000,000	(1,018,890)
Citigroup	Nortel Networks Ltd 10.125% due 07/15/13 Ж	Sell	3.200%	09/20/12	5,000,000	(961,854)
Morgan Stanley	Dow Jones CDX NA IG5 Index Ж	Buy	(0.140%)	12/20/12	19,200,000	2,023,766
Morgan Stanley	Dow Jones CDX NA IG5 Index Ж	Buy	(0.143%)	12/20/12	7,800,000	821,492
Bear Stearns	Wal-Mart Stores Inc 5.000% due 04/05/12 Ж	Buy	(0.250%)	12/20/12	10,000,000	91,570
Bank of America	The Sherman-Williams Co 7.375% due 02/01/27 Ж	Buy	(0.300%)	12/20/12	10,000,000	286,434
Bank of America	The Clorox Co 6.125% due 02/01/11 Ж	Buy	(0.330%)	12/20/12	500,000	10,426
Goldman Sachs	Dow Jones CDX NA IG9 Index Ж	Sell	0.600%	12/20/12	71,500,000	(132,668)
Credit Suisse	Freddie Mac 5.875% due 03/21/11 Ж	Sell	0.850%	12/20/12	5,000,000	(97,737)
Credit Suisse	Dow Jones CDX HVOL9 Index Ж	Sell	1.400%	12/20/12	30,800,000	(2,011,371)
Barclays	Dow Jones CDX NA EM8 Index Ж	Buy	(1.750%)	12/20/12	80,900,000	26,088
Merrill Lynch	Dow Jones CDX NA HY-9 Index Ж	Sell	2.080%	12/20/12	7,949,232	72,352
Merrill Lynch	Dow Jones CDX NA HY-9 Index Ж	Sell	6.370%	12/20/12	6,000,000	104,828
BNP Paribas	JPMorgan Chase & Co 4.750% due 03/01/15 Ж	Buy	(1.080%)	03/20/13	5,000,000	(20,140)
Morgan Stanley	Republic of Hungary 4.750% due 02/03/15 Ж	Buy	(1.660%)	03/20/13	23,800,000	115,442
BNP Paribas	Citigroup Inc 6.500% due 01/18/11 Ж	Buy	(1.810%)	03/20/13	5,000,000	(22,521)
Goldman Sachs	Citigroup Inc 6.500% due 01/18/11 Ж	Buy	(1.820%)	03/20/13	10,000,000	(49,446)
Royal Bank of Scotland	Citigroup Inc 6.500% due 01/18/11 Ж	Buy	(1.820%)	03/20/13	10,000,000	(49,446)
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30 Ж	Buy	(2.630%)	03/20/13	24,000,000	423,899
Morgan Stanley	Sealed Air Corp 5.625% due 07/15/13 Ж	Buy	(0.580%)	09/20/13	2,100,000	99,477
Lehman Brothers	BellSouth Corp 5.200% due 09/15/14 Ж	Buy	(0.325%)	09/20/14	9,100,000	151,137
Barclays	Marsh & McLennan Cos Inc 5.375% due 07/15/14 Ж	Buy	(1.160%)	09/20/14	4,000,000	(36,182)
Citigroup	CNA Financial Corp 5.850% due 12/15/14 Ж	Buy	(0.470%)	12/20/14	4,100,000	206,501
Lehman Brothers	PC Financial Partnership 5.000% due 11/15/14 Ж	Buy	(0.480%)	12/20/14	3,000,000	124,435
Barclays	Everest Reinsurance Holdings Inc 5.400% due 10/15/14 Ж	Buy	(0.535%)	12/20/14	2,000,000	61,730
Bank of America	CNA Financial Corp 5.850% due 12/15/14 Ж	Buy	(0.630%)	12/20/14	5,000,000	205,632
Barclays	The Black & Decker Corp 4.750% due 11/01/14 Ж	Buy	(1.180%)	12/20/14	6,000,000	160,279
Barclays	CitiFinancial Inc 6.625% due 06/01/15 Ж	Buy	(0.145%)	06/20/15	4,500,000	426,104
Bear Stearns	Alcan Inc 5.000% due 06/01/15 Ж	Buy	(0.420%)	06/20/15	2,500,000	36,353
Bank of America	Marsh & McLennan Cos Inc 5.750% due 09/15/15 Ж	Buy	(1.180%)	09/20/15	5,000,000	(44,439)
Morgan Stanley	Dow Jones CDX NA IG5 Index Ж	Sell	0.458%	12/20/15	5,600,000	(840,070)
Morgan Stanley	Dow Jones CDX NA IG5 Index Ж	Sell	0.460%	12/20/15	13,800,000	(2,067,578)
Credit Suisse	Verizon Communications Inc 5.550% due 02/15/16 Ж	Buy	(0.556%)	03/20/16	8,000,000	349,977
Royal Bank of Scotland	Johnson Controls Inc 5.500% due 01/15/16 Ж	Buy	(0.760%)	03/20/16	5,000,000	64,876
Deutsche Bank	The Home Depot Inc 5.400% due 03/01/16 Ж	Buy	(1.565%)	03/20/16	5,000,000	82,547
Deutsche Bank	Viacom Inc 6.250% due 04/30/16 Ж	Buy	(0.750%)	06/20/16	7,500,000	531,580
Citigroup	Westfield Group 5.700% due 10/01/16 Ж	Buy	(0.590%)	12/20/16	7,500,000	765,063
Credit Suisse	Masco Corp 6.125% due 10/03/16 Ж	Buy	(0.915%)	12/20/16	10,000,000	1,095,575
Deutsche Bank	Sprint Nextel Corp 6.000% due 12/01/16 Ж	Buy	(0.940%)	12/20/16	5,000,000	1,228,754
Bear Stearns	Sprint Nextel Corp 6.000% due 12/01/16 Ж	Buy	(0.980%)	12/20/16	5,000,000	1,217,962
Royal Bank of Scotland	Macys Retail Holdings Inc 5.900% due 12/01/16 Ж	Buy	(2.111%)	12/20/16	5,000,000	171,566
UBS	Nordstrom Inc 6.950% due 03/15/28 Ж	Buy	(0.370%)	06/20/17	8,400,000	571,585
UBS	AutoZone Inc 5.875% due 10/15/12 Ж	Buy	(0.660%)	06/20/17	3,900,000	146,440
Barclays	Kimco Realty Corp 5.700% due 5/01/17 Ж	Buy	(0.730%)	06/20/17	5,600,000	622,221
Lehman Brothers	Safeway Inc 5.800% due 08/15/12 Ж	Buy	(0.730%)	06/20/17	4,000,000	(2,526)
Barclays	Prudential Financial Inc 6.100% due 06/15/17 Ж	Buy	(0.870%)	06/20/17	5,000,000	260,532
Goldman Sachs	Liz Claiborne Inc 5.000% due 07/08/13 Ж	Buy	(0.950%)	06/20/17	5,000,000	875,215
Barclays	CSX Corp 5.600% due 05/01/17 Ж	Buy	(0.960%)	06/20/17	5,000,000	102,501
Bear Stearns	Weyerhaeuser Co 6.750% due 03/15/12 Ж	Buy	(0.990%)	06/20/17	6,600,000	362,559
Citigroup	Weyerhaeuser Co 6.750% due 03/15/12 Ж	Buy	(1.000%)	06/20/17	8,400,000	455,464
Barclays	Meadwestvaco Corp 6.850% due 04/01/12 Ж	Buy	(1.090%)	06/20/17	5,000,000	269,666
Goldman Sachs	Meadwestvaco Corp 6.850% due 04/01/12 Ж	Buy	(1.090%)	06/20/17	20,000,000	1,078,666
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12 Ж	Buy	(1.090%)	06/20/17	10,000,000	539,333
Bank of America	Reynolds American Inc 7.625% due 06/01/16 Ж	Sell	1.280%	06/20/17	3,600,000	(227,869)
Citigroup	Reynolds American Inc 7.625% due 06/01/16 Ж	Sell	1.280%	06/20/17	3,500,000	(221,539)
UBS	Rohm & Haas Co 6.000% due 09/15/17 Ж	Buy	(0.580%)	09/20/17	10,000,000	387,219
Deutsche Bank	Kraft Foods Inc 6.500% due 08/11/17 Ж	Buy	(0.590%)	09/20/17	5,000,000	263,469
Morgan Stanley	The Kroger Co 6.400% due 08/15/17 Ж	Buy	(0.830%)	09/20/17	5,000,000	4,012
Barclays	Nucor Corp 5.750% due 12/01/17 Ж	Buy	(0.450%)	12/20/17	5,000,000	143,985
Royal Bank of Scotland	Marks & Spencer PLC 6.250% due 12/01/17 Ж	Buy	(0.950%)	12/20/17	10,000,000	843,332
Bank of America	The Clorox Co 5.950% due 10/15/17 Ж	Buy	(1.020%)	12/20/17	5,000,000	10,775
Royal Bank of Scotland	Lehman Brothers Holdings Inc 3.824% due 01/26/17 Ж	Buy	(1.200%)	12/20/17	4,250,000	389,849
Goldman Sachs	Erac USA Finance Co 6.375% due 10/15/17 Ж	Buy	(2.700%)	12/20/17	5,000,000	228,606
Royal Bank of Scotland	Yum! Brands Inc 6.250% due 03/15/18 Ж	Buy	(0.834%)	03/20/18	7,500,000	102,229
Goldman Sachs	Nabors Industries Inc 6.150% due 02/15/18 Ж	Buy	(1.020%)	03/20/18	6,000,000	(25,485)
Goldman Sachs	Target Corp 6.000% due 01/15/18 Ж	Buy	(1.180%)	03/20/18	5,000,000	26,104
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

UBS	Bear Stearns Asset-Backed Securities Inc 4.599% due 12/25/35 Ж	Buy	(2.250%)	12/25/35	$2,000,000	$1,752,720
Bear Stearns	Bear Stearns Asset-Backed Securities Inc 4.599% due 12/25/35 Ж	Sell	2.550%	12/25/35	2,000,000	(1,748,700)
Morgan Stanley	Morgan Stanley Mortgage Loan 3.099% due 02/25/37 Ж	Buy	(0.250%)	02/25/37	3,150,000	2,699,101
Morgan Stanley	Morgan Stanley Mortgage Loan 3.149% due 02/25/37 Ж	Buy	(0.300%)	02/25/37	2,863,000	2,444,022
Deutsche Bank	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.150%	08/25/37	7,000,000	(1,872,500)
UBS	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.150%	08/25/37	10,000,000	(2,700,000)
Bear Stearns	BFC Genesee Ltd 6.155% due 01/10/41 Ж	Buy	(1.280%)	01/10/41	4,920,720	4,560,523
Bank of America	Buckingham Ltd 4.341% due 04/05/41 Ж	Buy	(1.250%)	04/05/41	4,000,000	3,269,760
Bank of America	Topanga CDO Ltd 6.205% due 01/10/45 Ж	Buy	(1.580%)	01/10/45	2,000,000	1,853,600
Goldman Sachs	Vertical Ltd 4.464% due 04/01/45 Ж	Buy	(1.325%)	04/01/45	4,066,639	3,120,640
Bear Stearns	Home Equity Asset-Backed Securities Market Index Ж	Buy	(0.540%)	07/25/45	32,200,000	19,383,453
Deutsche Bank	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.540%	07/25/45	10,700,000	(5,710,590)
Merrill Lynch	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.540%	07/25/45	9,350,000	(4,966,720)
UBS	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.540%	07/25/45	12,150,000	(6,484,455)
Goldman Sachs	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.110%	05/25/46	15,000,000	1,219,500
Goldman Sachs	Commercial Mortgage-Backed Securities Index Ж	Sell	0.080%	12/13/49	9,900,000	523,167
Morgan Stanley	Commercial Mortgage-Backed Securities Index Ж	Sell	0.080%	12/13/49	4,600,000	228,628

						$28,933,231

(1)	If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

							Unrealized
		Pay/Receive	Fixed	Expiration	Notional		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		(Depreciation)

Barclays	6-Month GBP-LIBOR Ж	Pay	5.000%	06/20/08	GBP	20,000,000	$(16,951)
Merrill Lynch	30-Day USD-CMM Rate Ж	Receive	5.000%	01/16/09		$39,600,000	443,730
Merrill Lynch	30-Day USD-CMM Rate Ж	Receive	4.500%	01/23/09		26,000,000	1,586,680
Merrill Lynch	30-Day USD-CMM Rate Ж	Receive	5.000%	02/20/09		6,900,000	(372,044)
Deutsche Bank	6-Month GBP-LIBOR Ж	Pay	6.000%	03/20/09	GBP	5,600,000	72,060
Merrill Lynch	30-Day USD-CMM Rate Ж	Receive	5.500%	05/21/09		$5,000,000	(179,054)
Barclays	6-Month GBP-LIBOR Ж	Receive	6.000%	06/19/09	GBP	109,200,000	(2,233,140)
Morgan Stanley	6-Month GBP-LIBOR Ж	Receive	6.000%	06/19/09		410,000,000	(3,962,238)
Citigroup	3-Month Australian Bank Bill Ж	Pay	7.000%	09/15/09	AUD	83,700,000	(57,345)
Lehman Brothers	3-Month Australian Bank Bill Ж	Pay	7.000%	09/15/09		110,700,000	(56,378)
Goldman Sachs	6-Month EUR-LIBOR Ж	Pay	4.000%	09/19/09	EUR	9,700,000	31,042
Merrill Lynch	BRL-CDI-Compounded Ж	Pay	12.670%	01/04/10	BRL	52,200,000	(141,088)
Morgan Stanley	BRL-CDI-Compounded Ж	Pay	12.670%	01/04/10		438,900,000	(1,520,603)
Lehman Brothers	6-Month EUR-LIBOR Ж	Pay	4.500%	03/19/10	EUR	306,800,000	1,750,356
Morgan Stanley	6-Month EUR-LIBOR Ж	Pay	4.500%	03/19/10		123,790,000	1,066,132
Deutsche Bank	6-Month Australian Bank Bill Ж	Pay	7.000%	06/15/10	AUD	222,600,000	(1,778,683)
Morgan Stanley	6-Month Australian Bank Bill Ж	Pay	7.000%	06/15/10		113,000,000	(744,923)
Bank of America	3-Month USD-LIBOR Ж	Pay	4.000%	06/18/10		$139,900,000	2,115,429
Barclays	3-Month USD-LIBOR Ж	Pay	4.000%	06/18/10		881,800,000	13,357,875
Deutsche Bank	3-Month USD-LIBOR Ж	Pay	4.000%	06/18/10		122,300,000	2,672,753
Merrill Lynch	3-Month USD-LIBOR Ж	Pay	4.000%	06/18/10		331,300,000	7,650,067
Morgan Stanley	3-Month USD-LIBOR Ж	Pay	4.000%	06/18/10		190,500,000	2,439,941
Morgan Stanley	6-Month EUR-LIBOR Ж	Pay	4.000%	06/18/10	EUR	230,100,000	(3,200,346)
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Pay	4.000%	06/18/10		$817,100,000	12,408,542
Royal Bank of Scotland	6-Month GBP-LIBOR Ж	Pay	5.000%	09/15/10	GBP	10,200,000	299,939
BNP Paribas	France CPI Excluding Tobacco Ж	Pay	2.090%	10/15/10	EUR	13,000,000	89,996
UBS	France CPI Excluding Tobacco Ж	Pay	2.146%	10/15/10		17,600,000	143,318
UBS	6-Month Australian Bank Bill Ж	Pay	7.500%	03/15/11	AUD	157,600,000	320,625
Deutsche Bank	6-Month EUR-LIBOR Ж	Pay	4.000%	12/15/11	EUR	10,400,000	109,777
Royal Bank of Scotland	6-Month EUR-LIBOR Ж	Pay	4.000%	12/15/11		112,600,000	1,733,617
Morgan Stanley	BRL-CDI-Compounded Ж	Pay	10.115%	01/02/12	BRL	140,100,000	(3,134,803)
UBS	BRL-CDI-Compounded Ж	Pay	10.575%	01/02/12		69,900,000	(1,317,166)
Barclays	BRL-CDI-Compounded Ж	Pay	10.680%	01/02/12		55,800,000	(2,610,888)
UBS	BRL-CDI-Compounded Ж	Receive	11.100%	01/02/12		104,400,000	2,884,699
Barclays	BRL-CDI-Compounded Ж	Receive	11.120%	01/02/12		30,000,000	819,770
Goldman Sachs	BRL-CDI-Compounded Ж	Receive	11.150%	01/02/12		95,000,000	2,552,450
Merrill Lynch	BRL-CDI-Compounded Ж	Pay	12.540%	01/02/12		70,600,000	(188,487)
Morgan Stanley	BRL-CDI-Compounded Ж	Pay	12.540%	01/02/12		9,400,000	(9,761)
UBS	BRL-CDI-Compounded Ж	Pay	12.540%	01/02/12		11,400,000	(32,272)
Barclays	France CPI Excluding Tobacco Ж	Pay	1.948%	03/15/12	EUR	15,600,000	(339,982)
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

							Unrealized
		Pay/Receive	Fixed	Expiration	Notional		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		(Depreciation)

Lehman Brothers	France CPI Excluding Tobacco Ж	Pay	1.965%	03/15/12	EUR	3,400,000	$(75,078)
Goldman Sachs	France CPI Excluding Tobacco Ж	Pay	1.995%	03/15/12		16,500,000	(326,343)
Royal Bank of Scotland	France CPI Excluding Tobacco Ж	Pay	1.955%	03/28/12		3,200,000	(69,704)
Royal Bank of Scotland	France CPI Excluding Tobacco Ж	Pay	1.950%	03/30/12		3,800,000	(85,133)
Goldman Sachs	France CPI Excluding Tobacco Ж	Pay	1.960%	03/30/12		3,400,000	(75,860)
Barclays	France CPI Excluding Tobacco Ж	Pay	1.960%	04/05/12		2,500,000	(56,687)
BNP Paribas	France CPI Excluding Tobacco Ж	Pay	1.940%	04/10/12		4,900,000	(125,427)
Royal Bank of Scotland	France CPI Excluding Tobacco Ж	Pay	1.940%	04/10/12		5,000,000	(122,558)
Barclays	France CPI Excluding Tobacco Ж	Pay	1.980%	04/30/12		3,700,000	(85,503)
Goldman Sachs	6-Month JPY-LIBOR Ж	Receive	2.000%	06/15/12	JPY	100,000	(14)
Lehman Brothers	6-Month GBP-LIBOR Ж	Pay	5.500%	03/20/13	GBP	21,100,000	924,612
Citigroup	3-Month USD-LIBOR Ж	Pay	4.000%	06/18/13		$253,300,000	1,909,714
Goldman Sachs	3-Month USD-LIBOR Ж	Pay	4.000%	06/18/13		26,800,000	425,809
Morgan Stanley	3-Month USD-LIBOR Ж	Pay	4.000%	06/18/13		310,600,000	14,937,382
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Pay	4.000%	06/18/13		157,500,000	7,276,858
Barclays	6-Month EUR-LIBOR Ж	Receive	4.000%	12/15/14	EUR	18,300,000	43,245
Deutsche Bank	6-Month EUR-LIBOR Ж	Receive	4.000%	12/15/14		211,100,000	420,673
Deutsche Bank	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/15		$38,000,000	(1,624,743)
Morgan Stanley	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/15		14,300,000	(359,869)
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/15		351,150,000	(20,136,091)
Morgan Stanley	6-Month JPY-LIBOR Ж	Receive	1.500%	06/20/15	JPY	1,250,000,000	(251,578)
Deutsche Bank	6-Month GBP-LIBOR Ж	Pay	5.000%	09/15/15	GBP	500,000	401
Merrill Lynch	6-Month GBP-LIBOR Ж	Pay	5.000%	06/15/16		7,800,000	(208,088)
UBS	6-Month GBP-LIBOR Ж	Pay	5.000%	06/15/16		500,000	(13,978)
Deutsche Bank	6-Month GBP-LIBOR Ж	Receive	5.000%	09/20/17		33,800,000	(2,449,255)
Morgan Stanley	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/18		$21,700,000	(1,442,859)
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/18		100,500,000	(4,993,284)
Barclays	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/23		40,500,000	(2,022,531)
Deutsche Bank	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/23		50,000,000	(1,705,286)
Merrill Lynch	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/23		108,000,000	(4,863,822)
Morgan Stanley	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/23		136,500,000	(8,268,454)
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/23		61,500,000	(2,552,234)
UBS	3-Month USD-LIBOR Ж	Pay	5.000%	12/20/26		900,000	136,448
Citigroup	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/28		106,800,000	(7,639,096)
Merrill Lynch	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/28		16,600,000	(1,161,020)
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/28		32,600,000	(2,335,496)
Morgan Stanley	6-Month EUR-LIBOR Ж	Pay	4.500%	06/18/34	EUR	35,000,000	34,136
Barclays	6-Month EUR-LIBOR Ж	Pay	6.000%	06/18/34		3,600,000	53,560
Lehman Brothers	6-Month EUR-LIBOR Ж	Pay	6.000%	06/18/34		800,000	(16,430)
Morgan Stanley	6-Month GBP-LIBOR Ж	Pay	4.000%	12/15/35	GBP	22,400,000	17,180
Deutsche Bank	6-Month GBP-LIBOR Ж	Receive	4.500%	12/15/35		35,900,000	(1,085,177)
Deutsche Bank	3-Month USD-LIBOR Ж	Pay	5.000%	12/15/35		$95,000,000	(284,100)
Credit Suisse	6-Month EUR-LIBOR Ж	Receive	4.000%	06/21/36	EUR	3,920,000	585,956
UBS	6-Month EUR-LIBOR Ж	Pay	5.000%	07/11/37		2,500,000	188,293
Barclays	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/38		$6,800,000	(262,903)
BNP Paribas	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/38		37,800,000	(2,594,829)
Merrill Lynch	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/38		29,200,000	(510,015)
Morgan Stanley	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/38		43,600,000	(2,711,430)
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	06/18/38		101,500,000	545,235
Goldman Sachs	6-Month EUR-LIBOR Ж	Receive	4.750%	09/19/38	EUR	65,300,000	1,480,776

							$(8,881,951)

(m) Securities with an approximate aggregate market value of $32,674,302 were pledged as collateral for securities purchased on a delayed-delivery basis as of March 31, 2008.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.12%

Financials - 0.12%

Bank of America Corp	60,000	$6,086,520

Total Preferred Stocks (Cost $6,000,000)		6,086,520

CONVERTIBLE PREFERRED STOCKS - 0.10%

Financials - 0.10%

Bank of America Corp 7.250%	5,000	5,165,000

Total Convertible Preferred Stocks (Cost $5,000,000)		5,165,000

		Principal
		Amount
CORPORATE BONDS & NOTES - 12.48%

Consumer Discretionary - 0.40%

Limited Brands Inc
6.900% due 07/15/17		$1,000,000	892,317
Macy’s Retail Holdings Inc
5.900% due 12/01/16		2,000,000	1,780,452
7.450% due 07/15/17		1,000,000	976,686
Mandalay Resort Group
6.500% due 07/31/09		4,000,000	4,005,000
Nordstrom Inc
6.250% due 01/15/18		5,000,000	4,986,130
Omnicom Group Inc
5.900% due 04/15/16		1,250,000	1,244,054
The Black & Decker Corp
4.750% due 11/01/14		3,000,000	2,788,329
The Home Depot Inc
5.400% due 03/01/16		1,250,000	1,176,781
Viacom Inc
6.125% due 10/05/17		2,000,000	1,961,344

			19,811,093

Consumer Staples - 0.60%

CVS Caremark Corp
3.376% due 06/01/10 §		10,100,000	9,822,119
Kraft Foods Inc
6.125% due 02/01/18		3,000,000	3,003,585
Reynolds American Inc
3.500% due 06/15/11 §		8,200,000	7,796,560
Wal-Mart Stores Inc
2.700% due 06/16/08 §		9,400,000	9,401,043

			30,023,307

Energy - 1.10%

El Paso Performance-Linked Trust
7.750% due 07/15/11 ~		1,000,000	1,027,439
NGPL PipeCo LLC
6.514% due 12/15/12 ~		14,900,000	15,489,891
Rockies Express Pipeline LLC
4.250% due 08/20/09 ~ §		22,200,000	22,213,542
Spinnaker Capital Ltd (Cayman)
7.042% due 06/20/08 ~ § Ж		9,850,000	9,857,880
14.300% due 06/15/08 ~ § Ж		6,150,000	6,245,934

			54,834,686

Financials - 9.32%

American Express Bank FSB
2.955% due 06/12/09 §		15,500,000	15,420,330
6.000% due 09/13/17		10,000,000	9,766,070
American Express Centurion Bank
6.000% due 09/13/17		10,000,000	9,717,740
American Express Co
7.000% due 03/19/18		8,550,000	9,051,094
8.150% due 03/19/38		2,460,000	2,726,701
American Honda Finance Corp
3.085% due 08/05/08 ~ §		2,700,000	2,700,456
American International Group Inc
2.599% due 06/23/08 ~ §		600,000	597,370
Asian Development Bank (Philippines)
5.820% due 06/16/28		2,050,000	2,282,113
Bank of America Corp
3.155% due 11/06/09 §		2,500,000	2,482,538
Bank of America NA
2.764% due 12/18/08 §		200,000	192,364
2.901% due 06/12/09 §		16,500,000	16,417,236
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12		27,300,000	27,989,161
Charter One Bank NA
3.294% due 04/24/09 §		22,000,000	21,872,950
CIT Group Inc
3.215% due 08/15/08 §		2,000,000	1,846,470
3.401% due 01/30/09 §		3,800,000	3,307,934
Citigroup Funding Inc
2.599% due 04/23/09 §		18,100,000	17,881,678
Citigroup Inc
2.695% due 12/26/08 §		2,000,000	1,997,508
3.162% due 05/02/08 §		2,700,000	2,698,998
Commonwealth Bank of Australia (Australia)
3.098% due 06/08/09 ~ §		1,200,000	1,200,073
DnB NOR Bank ASA (Norway)
4.447% due 10/13/09 ~ §		3,300,000	3,304,277
Ford Motor Credit Co
5.800% due 01/12/09		3,500,000	3,335,006
7.250% due 10/25/11		7,300,000	6,000,826
7.800% due 06/01/12		500,000	412,782
Foundation Re I Ltd (Cayman)
5.020% due 01/06/09 ~ § Ж		2,500,000	2,466,450
Foundation Re II Ltd (Cayman)
9.820% due 11/26/10 ~ § Ж		2,600,000	2,655,199
General Electric Capital Corp
2.900% due 06/15/09 §		3,000,000	2,998,485
2.941% due 12/12/08 §		2,300,000	2,304,871
3.244% due 10/24/08 §		2,400,000	2,398,262
3.274% due 10/26/09 §		2,900,000	2,871,798
3.994% due 10/21/10 §		5,800,000	5,750,799
General Motors Acceptance Corp
3.749% due 09/23/08 §		2,800,000	2,641,940
6.875% due 08/28/12		10,600,000	8,062,360
Green Valley Ltd (Cayman)
8.380% due 01/10/11 ~ § Ж	EUR	2,100,000	3,340,917
HSBC Finance Corp
2.981% due 03/12/10 §		$4,200,000	4,037,380
3.070% due 05/21/08 §		3,700,000	3,701,646
3.954% due 10/21/09 §		5,700,000	5,503,424
JPMorgan Chase & Co
2.656% due 06/26/09 §		2,000,000	1,987,306
Lehman Brothers Holdings Inc
2.649% due 12/23/08 §		3,600,000	3,500,492
2.728% due 11/24/08 §		900,000	877,634
5.625% due 01/24/13		7,000,000	6,813,611
6.200% due 09/26/14		1,900,000	1,876,480
7.000% due 09/27/27		1,700,000	1,575,366
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

		Principal
		Amount	Value
Merna Reinsurance Ltd (Bermuda)
3.346% due 07/07/10 § Ж		$17,900,000	$16,265,730
Merrill Lynch & Co Inc
3.888% due 10/23/08 §		7,100,000	7,076,329
5.450% due 02/05/13		9,000,000	8,864,019
6.400% due 08/28/17		10,100,000	9,984,123
Metropolitan Life Global Funding I
3.110% due 05/17/10 ~ §		12,600,000	12,345,203
Morgan Stanley
3.212% due 05/07/09 §		10,600,000	10,426,075
4.134% due 01/22/09 §		800,000	785,622
National Australia Bank Ltd (Australia)
3.578% due 02/08/10 ~ §		40,700,000	40,719,617
4.729% due 10/01/08 ~ §		2,000,000	1,999,066
Phoenix Quake Wind Ltd (Cayman)
7.153% due 07/03/08 ~ § Ж		17,000,000	17,003,400
Prudential Financial Inc
6.100% due 06/15/17		1,000,000	1,024,817
Pylon LTD (Cayman)
6.117% due 12/29/08 ~ § Ж		EUR 300,000	472,005
Qwest Capital Funding Inc
7.000% due 08/03/09		$5,000,000	5,000,000
Rabobank Nederland (Netherlands)
4.278% due 01/15/09 ~ §		2,200,000	2,199,140
Residential Reinsurance 2005 Ltd (Cayman)
8.526% due 06/06/08 ~ § Ж		4,800,000	4,798,080
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §		11,200,000	10,110,173
Santander U.S. Debt SA Unipersonal (Spain)
2.659% due 09/19/08 ~ §		1,300,000	1,296,529
The Bear Stearns Cos Inc
3.280% due 11/28/11 §		3,000,000	2,613,963
7.250% due 02/01/18		8,000,000	8,281,624
The Goldman Sachs Group Inc
2.971% due 06/28/10 §		13,500,000	13,160,988
6.750% due 10/01/37		21,700,000	20,249,854
The Royal Bank of Scotland Group PLC (United Kingdom)
3.944% due 07/21/08 ~ §		1,100,000	1,098,262
7.092% due 10/29/49 §	EUR	1,900,000	2,683,226
9.118% due 03/31/10		$2,500,000	2,523,165
Vita Capital II Ltd (Cayman)
5.603% due 01/01/10 ~ § Ж		1,000,000	976,700
Vita Capital III Ltd (Cayman)
5.823% due 01/01/12 ~ § Ж		2,400,000	2,314,632
VTB Capital SA (Luxembourg)
3.839% due 08/01/08 ~ §		5,000,000	4,950,000
Wachovia Bank NA
3.146% due 12/02/10 §		6,300,000	6,017,300
4.673% due 10/03/08 §		14,500,000	14,442,392
Westpac Banking Corp
3.040% due 06/06/08 §		5,400,000	5,399,201
World Savings Bank FSB
2.592% due 06/20/08 §		1,100,000	1,100,095
3.168% due 05/08/09 §		1,000,000	1,001,702
3.201% due 03/02/09 §		700,000	701,950

			466,451,077

Health Care - 0.02%

UnitedHealth Group Inc
4.875% due 02/15/13		900,000	889,963

Information Technology - 0.36%

EchoStar DBS Corp
7.000% due 10/01/13		9,000,000	8,527,500
Motorola Inc
6.000% due 11/15/17		2,000,000	1,716,306
The Western Union Co
5.930% due 10/01/16		8,000,000	7,955,248

			18,199,054

Materials - 0.07%

C10 Capital SPV Ltd (United Kingdom)
6.722% due 12/18/99 ~ §		1,600,000	1,483,427
Nucor Corp
5.750% due 12/01/17		2,000,000	2,074,098

			3,557,525

Telecommunication Services - 0.40%

America Movil SAB de CV (Mexico)
2.755% due 06/27/08 ~ §		17,500,000	17,303,125
Qwest Corp
5.625% due 11/15/08		3,000,000	3,000,000

			20,303,125

Utilities - 0.21%

Exelon Corp
4.900% due 06/15/15		6,000,000	5,724,366
Indianapolis Power & Light Co
6.300% due 07/01/13 ~		500,000	545,412
NiSource Finance Corp
3.663% due 11/23/09 §		2,200,000	2,136,444
Ohio Power Co
4.826% due 04/05/10 §		2,000,000	1,950,580

			10,356,802

Total Corporate Bonds & Notes (Cost $634,279,149)			624,426,632

SENIOR LOAN NOTES - 0.65%

Consumer Discretionary - 0.07%

Ford Motor Co Term B
5.800% due 12/15/13 §		3,989,899	3,279,821

Financials - 0.53%

Chrysler Financial Co LLC
6.800% due 08/03/12 §		26,576,475	22,106,471
Shackleton Re Ltd Term B (Event Linked)
11.250% due 08/01/08 §		1,500,000	1,447,500
Shackleton Re Ltd Term C (Event Linked)
10.750% due 08/01/08 §		3,000,000	2,895,000

			26,448,971

Materials - 0.05%

Georgia-Pacific Corp Term B
4.446% due 12/20/12 §		218,214	202,729
4.740% due 12/20/12 §		2,428,571	2,256,235
4.835% due 12/20/12 §		285,714	265,439

			2,724,403

Total Senior Loan Notes (Cost $36,421,811)			32,453,195

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 69.12%

Collateralized Mortgage Obligations - 16.68%

Adjustable Rate Mortgage Trust
5.133% due 09/25/35 “ §	$3,785,772	$3,679,965
American Home Mortgage Investment Trust
2.749% due 09/25/35 “ §	126,467	125,837
Banc of America Commercial Mortgage Inc
5.414% due 09/10/47 “	2,500,000	2,421,268
5.889% due 07/10/44 “ §	11,015,000	11,190,707
Banc of America Funding Corp
4.622% due 02/20/36 “ §	7,994,237	7,658,701
6.142% due 01/20/47 “ §	5,212,963	4,624,033
Banc of America Large Loan Inc
3.328% due 08/15/29 ~ “ §	24,038,029	23,109,560
Banc of America Mortgage Securities Inc
6.500% due 02/25/34 “	1,196,927	1,181,915
BCAP LLC Trust
2.769% due 01/25/37 “ §	5,444,752	3,841,567
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 “ §	16,793,134	16,066,308
4.488% due 02/25/34 “ §	7,055,278	6,598,215
4.550% due 08/25/35 “ §	8,643,772	8,318,444
4.625% due 10/25/35 “ §	1,610,132	1,525,741
4.862% due 01/25/35 “ §	34,862,974	26,908,637
4.958% due 01/25/35 “ §	3,510,671	3,302,174
Bear Stearns Alt-A Trust
5.706% due 09/25/35 “ §	25,338,338	20,838,358
5.882% due 01/25/36 “ §	7,568,012	5,961,817
Bear Stearns Asset-Backed Securities Trust
2.689% due 04/25/36 “ §	182,444	181,216
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/30 “	1,050,675	1,051,001
Bear Stearns Structured Products Inc
2.806% due 01/26/37 ~ “ § Ж	20,143,242	19,139,404
5.681% due 01/26/36 “ §	19,602,833	16,589,276
5.783% due 12/26/46 “ §	11,126,160	9,219,452
CC Mortgage Funding Corp
2.729% due 05/25/48 ~ “ §	384,800	250,120
Citigroup Mortgage Loan Trust Inc
4.098% due 08/25/35 “ §	560,255	558,924
4.248% due 08/25/35 “ §	2,953,567	2,806,199
4.682% due 08/25/35 “ §	3,912,549	3,703,202
4.700% due 12/25/35 “ §	10,092,232	8,009,165
4.748% due 08/25/35 “ §	3,752,556	3,729,365
4.900% due 12/25/35 “ §	418,831	399,227
Commercial Mortgage Pass-Through Certificates
6.455% due 05/17/32 “	1,130,877	1,131,048
Countrywide Alternative Loan Trust
2.616% due 09/20/46 “ §	894,871	874,637
2.716% due 02/20/47 “ §	3,564,522	2,681,240
2.879% due 12/25/35 “ §	232,139	190,579
5.236% due 02/25/36 “ §	963,585	718,473
6.000% due 01/25/37 “	2,948,826	2,382,151
Countrywide Home Loan Mortgage Pass-Through Trust
2.919% due 03/25/35 “ §	247,441	185,148
2.939% due 06/25/35 ~ “ §	1,768,183	1,558,607
3.778% due 11/19/33 “ §	611,500	577,848
4.842% due 04/20/35 “ §	18,693,744	17,784,003
Credit Suisse Mortgage Capital Certificates
5.723% due 06/15/39 “ §	4,140,000	4,072,841
CS First Boston Mortgage Securities Corp
4.427% due 04/25/34 “ §	16,008,245	15,528,518
4.938% due 12/15/40 “	2,106,710	2,099,737
Deutsche ALT-A Securities Inc Alternate Loan Trust
2.679% due 03/25/37 “ §	2,016,201	1,944,571
2.689% due 08/25/37 “ §	3,089,622	3,018,744
2.699% due 10/25/36 “ §	1,900,642	1,807,157
Fannie Mae
2.666% due 12/25/36 - 07/25/37 “ § ±	13,718,525	12,627,900
2.749% due 08/25/34 “ §	1,142,484	1,108,603
2.799% due 10/27/37 “ §	24,200,000	22,925,124
4.668% due 05/25/35 “ §	7,900,000	7,953,863
5.000% due 07/25/19 “	1,651,761	1,667,975
Fannie Mae Whole Loan
2.949% due 05/25/42 “ §	700,519	687,548
5.950% due 02/25/44 “	2,125,098	2,170,346
First Horizon Alternative Mortgage Securities
4.713% due 06/25/34 “ §	2,268,583	2,025,924
5.297% due 09/25/34 “ §	1,308,011	1,278,425
First Horizon Asset Securities Inc
4.749% due 07/25/33 “ §	848,016	844,425
5.370% due 08/25/35 “ §	4,141,233	3,899,438
Freddie Mac
2.968% due 07/15/19 - 10/15/20 “ § ±	70,567,290	68,306,114
3.048% due 02/15/19 “ §	73,115,855	72,662,040
3.168% due 12/15/30 “ §	1,093,622	1,069,565
4.000% due 03/15/23 - 10/15/23 “ ±	1,767,874	1,771,555
4.500% due 02/15/17 - 05/15/17 “±	4,638,370	4,709,716
5.000% due 02/15/20 - 05/15/27 “ ±	22,319,818	22,836,183
5.500% due 05/15/16 - 03/15/17 “ ±	25,077,725	25,649,285
Freddie Mac Structured Pass-Through Securities
5.722% due 10/25/44 - 02/25/45 “ § ±	32,025,226	31,570,835
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 “	9,263,761	9,132,740
GMAC Commercial Mortgage Securities Inc
5.238% due 11/10/45 “ §	10,000,000	9,802,455
Greenpoint Mortgage Funding Trust
2.679% due 10/25/46 “ §	1,527,605	1,376,480
2.819% due 06/25/45 “ §	2,909,078	2,186,180
2.869% due 11/25/45 “ §	1,499,623	1,239,991
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	11,815,000	11,520,525
GS Mortgage Securities Corp II
3.170% due 03/06/20 ~ “ §	5,490,430	5,075,723
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ “	992,454	966,459
GSR Mortgage Loan Trust
4.539% due 09/25/35 “ §	5,425,934	5,115,181
Harborview Mortgage Loan Trust
2.649% due 01/19/38 “ §	748,175	704,908
2.729% due 04/19/38 “ §	2,492,105	1,889,175
2.779% due 05/19/35 “ §	640,009	504,507
2.799% due 03/19/37 “ §	7,833,868	5,906,970
4.621% due 04/19/34 “ §	16,916,881	16,149,049
Impac CMB Trust
4.135% due 07/25/33 “ §	729,260	684,690
Impac Secured Assets CMN Owner Trust
2.679% due 01/25/37 “ §	706,768	669,310
Imperial Savings Association
6.503% due 02/25/18 “ §	3,785	3,786
IndyMac Index Mortgage Loan Trust
2.689% due 11/25/46 “ §	1,897,731	1,767,840
5.051% due 12/25/34 “ §	2,653,932	2,421,158
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
JPMorgan Mortgage Trust
5.023% due 02/25/35 “ §	$14,060,936	$12,798,912
Lehman XS Trust
2.679% due 07/25/46 “ §	956,161	927,916
MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/34 “ §	10,344,256	10,028,276
5.037% due 12/25/33 “ §	6,935,906	6,673,269
Mellon Residential Funding Corp
3.168% due 11/15/31 “ §	2,608,266	2,354,286
3.258% due 12/15/30 “ §	1,526,864	1,470,801
Merrill Lynch Mortgage Investors Inc
2.809% due 02/25/36 “ §	9,660,495	7,884,703
4.580% due 02/25/34 “ §	11,633,982	10,950,224
6.852% due 02/25/33 “ §	6,395,979	6,390,885
MLCC Mortgage Investors Inc
2.849% due 11/25/35 “ §	4,714,379	4,055,032
3.599% due 10/25/35 “ §	2,745,329	2,377,065
4.250% due 10/25/35 “ §	20,279,519	15,821,691
Morgan Stanley Capital I
2.878% due 10/15/20 ~ “ §	6,366,413	5,922,280
Provident Funding Mortgage Loan Trust
3.799% due 08/25/33 “ §	7,027,657	6,865,485
Residential Accredit Loans Inc
2.899% due 08/25/35 “ §	962,051	747,391
Residential Funding Mortgage Securities I Inc
5.212% due 09/25/35 “ §	3,366,992	2,847,974
Ryland Mortgage Securities Corp
5.511% due 10/01/27 “ §	79,288	74,578
Securitized Asset Sales Inc
7.282% due 11/26/23 “ §	27,468	26,870
Sequoia Mortgage Trust
2.909% due 10/19/26 “ §	1,397,986	1,327,987
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/34 “ §	332,811	301,547
4.580% due 02/25/34 “ §	1,619,678	1,544,681
5.540% due 08/25/35 “ §	2,026,433	1,708,045
5.726% due 01/25/35 “ §	870,892	825,050
Structured Asset Mortgage Investments Inc
2.669% due 08/25/36 “ §	1,143,023	1,114,309
2.699% due 04/25/37 “ §	2,440,731	2,336,411
2.729% due 03/25/37 “ §	281,215	223,848
2.789% due 06/25/36 “ §	739,517	577,009
2.809% due 07/19/35 “ §	11,584,940	9,245,876
2.819% due 04/25/36 “ §	1,749,605	1,227,133
2.879% due 02/25/36 “ §	2,067,901	1,620,532
2.889% due 10/19/34 “ §	817,120	711,205
Structured Asset Securities Corp
2.649% due 05/25/36 “ §	160,316	152,831
5.463% due 10/25/35 ~ “ §	1,389,609	1,327,040
7.108% due 01/25/32 “ §	26,852	25,792
TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/36 “ §	191,399	187,714
2.709% due 01/25/37 “ §	2,390,298	2,276,103
Thornburg Mortgage Securities Trust
2.709% due 04/25/36 - 12/25/36 “ § ±	2,148,032	2,048,394
2.719% due 08/25/36 “ §	5,704,857	5,529,335
Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/20 ~ “ §	18,130,103	16,710,746
2.908% due 09/15/21 ~ “ §	12,042,142	11,317,719
Washington Mutual Mortgage Pass-Through Certificates
2.859% due 11/25/45 “ §	1,334,528	1,077,261
2.889% due 08/25/45 - 10/25/45 “ § ±	8,398,405	6,722,404
3.139% due 12/25/27 “ §	724,598	657,717
4.208% due 06/25/33 “ §	3,443,256	3,435,400
5.220% due 02/27/34 “ §	1,607,746	1,529,108
5.326% due 02/25/46 - 08/25/46 “ § ±	25,419,833	17,855,617
5.470% due 07/25/46 “ §	4,210,331	2,845,488
5.526% due 11/25/42 “ §	219,565	208,674
5.826% due 11/25/46 “ §	796,308	660,010
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/34 “ §	1,428,756	1,358,321
4.110% due 06/25/35 “ §	530,195	527,346
4.733% due 07/25/34 “ §	1,404,589	1,364,682
4.996% due 12/25/34 “ §	3,304,410	3,110,370

		834,336,434

Fannie Mae - 46.67%

4.196% due 11/01/34 “ §	13,820,091	13,798,186
4.665% due 05/01/35 “ §	215,744	218,335
4.669% due 01/01/35 “ §	1,537,627	1,556,122
4.768% due 11/01/35 “ §	1,138,642	1,140,338
5.000% due 05/01/36 - 04/14/38 “ ±	31,247,031	30,969,378
5.322% due 08/01/17 “ §	543,951	546,094
5.422% due 03/01/24 - 07/01/26 “ § ±	117,074	117,825
5.424% due 03/01/18 “ §	385,607	386,562
5.500% due 04/01/33 - 05/13/38 “ ±	1,930,180,140	1,950,612,255
5.722% due 07/01/44 - 10/01/44 “ § ±	1,211,416	1,207,614
5.723% due 03/01/44 “ §	13,825,269	13,746,491
6.000% due 08/01/17 - 12/01/37 “ ±	310,788,508	318,787,108
6.579% due 01/01/25 “ §	79,196	80,934
6.900% due 09/01/09 “	983,476	1,012,375
7.063% due 12/01/22 “ §	40,018	41,109

		2,334,220,726

Freddie Mac - 5.69%

4.500% due 04/01/22 “	945,854	942,326
4.530% due 01/01/34 “ §	1,399,831	1,416,528
5.500% due 12/01/36 - 09/01/37 “ ±	32,347,610	32,706,079
5.516% due 08/01/36 “ §	2,855,341	2,893,289
6.000% due 02/01/31 - 11/01/37 “ ±	211,878,755	217,547,286
6.705% due 09/01/36 “ §	13,777,958	14,132,150
6.738% due 07/01/36 “ §	14,386,307	14,787,849

		284,425,507

Government National Mortgage Association - 0.08%

5.125% due 10/20/24 - 12/20/26 “ § ±	93,812	93,816
5.500% due 01/15/37 “	66,945	68,377
5.625% due 09/20/22 - 07/20/25 “ § ±	214,836	216,671
6.000% due 06/15/29 - 05/15/36 “ ±	3,045,518	3,148,866
6.375% due 05/20/23 - 01/20/27 “ § ±	163,428	167,478
6.500% due 08/15/37 “	427,534	444,973

		4,140,181

Total Mortgage-Backed Securities (Cost $3,482,910,137)		3,457,122,848

ASSET-BACKED SECURITIES - 5.23%

ACE Securities Corp
2.649% due 07/25/36 “ §	768,402	755,099
2.649% due 12/25/36 “ §	839,589	806,268
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
American Express Credit Account Master Trust
2.818% due 01/18/11 “ §	$2,300,000	$2,299,982
Amortizing Residential Collateral Trust
2.889% due 07/25/32 “ §	125,612	111,372
Argent Securities Inc
2.649% due 10/25/36 “ §	2,010,000	1,967,288
Asset-Backed Funding Certificates
2.659% due 11/25/36 “ §	335,310	309,728
2.659% due 01/25/37 “ §	943,031	907,962
2.949% due 06/25/34 “ §	2,438,546	2,158,493
Asset-Backed Securities Corp Home Equity
2.649% due 11/25/36 “ §	205,836	199,947
2.679% due 05/25/37 “ §	1,499,788	1,456,447
Bank One Issuance Trust
2.928% due 12/15/10 “ §	1,700,000	1,699,735
Bear Stearns Asset-Backed Securities Trust
2.649% due 01/25/32 “ §	220,384	205,913
2.709% due 11/25/36 “ §	2,250,280	1,846,285
2.799% due 09/25/34 “ §	132,026	131,868
2.929% due 10/25/32 “ §	153,577	132,833
2.929% due 01/25/36 “ §	206,569	200,934
3.599% due 10/25/37 “ §	3,922,664	3,675,658
Chase Credit Card Master Trust
2.928% due 10/15/10 “ §	2,134,000	2,134,438
2.928% due 02/15/11 “ §	3,200,000	3,186,945
2.988% due 09/15/11 “ §	19,500,000	19,346,972
Chase Issuance Trust
2.828% due 12/15/10 “ §	1,000,000	999,688
Citigroup Mortgage Loan Trust Inc
2.639% due 12/25/36 “ §	1,888,008	1,775,283
2.649% due 11/25/36 “ §	444,526	434,226
2.659% due 01/25/37 “ §	224,832	221,569
2.669% due 01/25/37 “ §	3,830,664	3,688,213
2.679% due 01/25/37 “ §	3,989,878	3,811,100
Countrywide Asset-Backed Certificates
2.629% due 01/25/46 “ §	1,918,828	1,889,447
2.649% due 01/25/37 “ §	854,854	845,638
2.649% due 03/25/37 “ §	3,387,748	3,248,532
2.649% due 05/25/37 “ §	5,517,594	5,317,350
2.649% due 07/25/37 “ §	1,453,487	1,388,064
2.659% due 09/25/46 “ §	738,275	722,912
2.679% due 10/25/37 “ §	1,487,093	1,392,880
2.699% due 04/25/29 “ §	6,142,593	5,824,148
2.699% due 08/25/37 “ §	11,800,000	9,918,641
2.709% due 10/25/46 “ §	3,344,856	3,248,692
2.789% due 06/25/36 “ §	2,123,062	1,929,146
Credit-Based Asset Servicing & Securitization LLC
2.669% due 01/25/37 “ §	982,068	947,680
2.689% due 12/25/37 ~ “ §	1,771,251	1,725,863
Equity One Asset-Backed Securities Inc
2.899% due 04/25/34 “ §	516,151	444,362
First Franklin Mortgage Loan
Asset-Backed Certificates
2.639% due 09/25/36 “ §	2,036,485	1,928,332
2.649% due 11/25/36 “ §	4,711,820	4,461,504
2.649% due 12/25/36 “ §	428,592	406,414
2.689% due 01/25/36 “ §	86,206	85,945
2.969% due 12/25/34 “ §	78,997	61,529
First USA Credit Card Master Trust
2.935% due 04/18/11 “ §	13,600,000	13,584,661
Ford Credit Auto Owner Trust
4.360% due 06/15/10 “	2,000,000	2,013,895
Freddie Mac Structured Pass-Through Securities
2.859% due 08/25/31 “ §	427,541	420,907
Fremont Home Loan Trust
2.649% due 10/25/36 “ §	300,858	296,734
2.769% due 01/25/36 “ §	117,705	117,292
GSAA Trust
2.709% due 06/25/35 “ §	66,756	66,606
GSAMP Trust
2.669% due 10/25/36 “ §	124,344	113,704
2.889% due 03/25/34 “ §	563,712	552,445
HFC Home Equity Loan Asset-Backed Certificates
2.846% due 01/20/35 “ §	690,872	571,063
Home Equity Asset Trust
2.659% due 05/25/37 “ §	355,192	339,757
2.679% due 05/25/36 ~ “ §	198,038	196,730
HSI Asset Securitization Corp Trust
2.649% due 10/25/36 “ §	450,402	414,745
2.649% due 12/25/36 “ §	4,080,162	3,890,810
2.679% due 12/25/35 “ §	360,011	358,324
IndyMac Residential Asset-Backed Trust
2.649% due 11/25/36 “ §	537,740	528,607
JPMorgan Mortgage Acquisition Corp
2.639% due 08/25/36 “ §	327,169	318,872
2.649% due 07/25/36 “ §	795,560	773,185
2.649% due 08/25/36 “ §	1,790,169	1,729,771
2.659% due 01/25/32 “ §	478,654	441,850
2.669% due 11/25/36 “ §	449,364	428,521
Lehman XS Trust
2.669% due 05/25/46 “ §	734,923	719,879
2.679% due 04/25/46 “ §	1,325,534	1,308,161
2.679% due 11/25/46 “ §	2,254,582	2,135,819
Long Beach Mortgage Loan Trust
2.629% due 06/25/36 “ §	37,098	36,890
2.639% due 11/25/36 “ §	328,731	312,506
2.779% due 08/25/35 “ §	305,854	294,338
MASTR Asset-Backed Securities Trust
2.659% due 10/25/36 “ §	37,503	37,163
MBNA Credit Card Master Note Trust
2.918% due 12/15/11 “ §	400,000	396,017
MBNA Master Credit Card Trust
4.403% due 09/15/10 “ §	2,475,000	2,476,707
Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/37 “ §	1,764,714	1,617,630
Merrill Lynch Mortgage Investors Inc
2.629% due 06/25/37 “ §	530,812	521,479
2.649% due 05/25/37 “ §	1,326,448	1,304,707
2.669% due 08/25/36 “ §	3,882,455	3,816,843
2.669% due 07/25/37 “ §	1,328,409	1,273,529
Morgan Stanley Asset-Backed Securities Capital I
2.629% due 06/25/36 “ §	73,099	72,225
2.639% due 06/25/36 “ §	98,514	97,301
2.639% due 07/25/36 “ §	4,482,848	4,402,296
2.639% due 10/25/36 “ §	1,276,677	1,183,053
2.639% due 01/25/37 “ §	2,517,304	2,426,506
2.649% due 09/25/36 “ §	1,210,192	1,151,920
2.649% due 10/25/36 “ §	786,241	763,759
2.649% due 11/25/36 “ §	303,310	294,183
Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/36 “ §	252,785	239,489
Nationstar Home Equity Loan Trust
2.659% due 06/25/37 “ §	557,256	540,712
2.719% due 04/25/37 “ §	9,243,288	8,986,214
Nelnet Student Loan Trust
3.421% due 07/25/16 “ §	317,627	317,411
New Century Home Equity Loan Trust
2.779% due 05/25/36 “ §	2,100,000	1,733,224
Newcastle Mortgage Securities Trust
2.669% due 03/25/36 “ §	63,406	63,109
Nomura Asset Acceptance Corp
2.739% due 01/25/36 ~ “ §	344,666	323,643
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Option One Mortgage Loan Trust
2.639% due 02/25/37 “ §	$177,142	$169,160
2.649% due 07/25/36 “ §	86,596	85,393
Park Place Securities Inc
2.859% due 09/25/35 “ §	107,892	104,267
Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/47 “ §	7,006,932	6,736,506
Renaissance Home Equity Loan Trust
2.979% due 12/25/32 “ §	217,275	201,506
Residential Asset Mortgage Products Inc
2.669% due 11/25/36 “ §	383,425	370,468
2.669% due 02/25/37 “ §	1,603,818	1,550,191
Residential Asset Securities Corp
2.639% due 06/25/36 “ §	1,075,164	1,056,977
2.659% due 01/25/37 “ §	1,605,160	1,534,684
2.669% due 11/25/36 “ §	3,602,454	3,517,819
Residential Funding Mortgage Securities II Inc
2.709% due 02/25/36 “ §	392,073	386,887
Saxon Asset Securities Trust
3.139% due 01/25/32 “ §	109,345	108,987
Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/37 “ §	2,102,295	1,990,572
2.649% due 09/25/36 “ §	429,047	408,504
2.729% due 05/25/37 “ §	6,559,726	6,000,511
SLC Student Loan Trust
3.045% due 02/15/15 “ §	8,525,532	8,474,916
SLM Student Loan Trust
3.311% due 04/25/14 “ §	1,830,132	1,823,115
3.321% due 10/25/18 “ §	3,396,124	3,371,716
3.331% due 04/25/17 “ §	6,899,082	6,862,435
3.341% due 04/27/15 “ §	246,035	245,952
3.800% due 12/15/38 ~ “	3,200,000	3,128,000
Small Business Administration
Participation Certificates
4.880% due 11/01/24 “	11,963,703	11,993,187
5.290% due 12/01/27 “	7,400,000	7,516,349
Soundview Home Equity Loan Trust
2.639% due 11/25/36 “ §	443,362	440,631
2.649% due 10/25/36 “ §	1,301,368	1,278,797
2.659% due 11/25/36 ~ “ §	966,687	942,218
2.679% due 06/25/37 “ §	2,658,636	2,515,518
2.699% due 10/25/36 “ §	326,974	319,019
Specialty Underwriting & Residential Finance
2.629% due 06/25/37 “ §	119,689	117,185
2.644% due 11/25/37 “ §	189,932	184,857
2.659% due 01/25/38 “ §	407,718	390,212
2.679% due 12/25/36 “ §	159,948	159,013
Structured Asset Investment Loan Trust
2.649% due 07/25/36 “ §	204,693	195,103
Structured Asset Securities Corp
2.649% due 10/25/36 “ §	2,298,264	2,228,152
2.709% due 04/25/36 “ §	14,900,000	14,391,770
4.900% due 04/25/35 “ §	3,333,580	3,081,412
Truman Capital Mortgage Loan Trust
2.939% due 01/25/34 ~ “ §	92,995	91,208
USAA Auto Owner Trust
4.160% due 04/16/12 “	800,000	806,677
Wells Fargo Home Equity Trust
2.829% due 10/25/35 ~ “ §	698,939	673,136

Total Asset-Backed Securities (Cost $271,387,956)		261,709,527

U.S. GOVERNMENT AGENCY ISSUES - 1.15%

Freddie Mac
5.300% due 01/09/12	50,000,000	51,096,700
Small Business Administration
4.504% due 02/01/14	6,285,434	6,152,957

Total U.S. Government Agency Issues (Cost $56,275,701)		57,249,657

U.S. TREASURY OBLIGATIONS - 92.18%

U.S. Treasury Inflation Protected Securities - 92.18%

0.875% due 04/15/10 ^	337,717,296	345,200,033
1.625% due 01/15/15 ^	250,928,176	265,579,501
1.750% due 01/15/28 ^	195,670,647	193,629,532
1.875% due 07/15/13 ^	177,564,807	190,744,594
1.875% due 07/15/15 ^	180,612,980	194,443,000
2.000% due 01/15/14 ^	231,131,630	249,814,175
2.000% due 07/15/14 ^	211,013,080	228,810,331
2.000% due 01/15/16 ^	131,220,907	142,099,884
2.000% due 01/15/26 ^	325,867,029	336,067,333
2.375% due 04/15/11 ^	41,048,460	43,939,174
2.375% due 01/15/17 ^	135,179,112	150,688,814
2.375% due 01/15/25 ^	413,608,085	449,182,999
2.375% due 01/15/27 ^	265,188,434	288,735,902
2.500% due 07/15/16 ^	158,087,367	177,786,267
3.000% due 07/15/12 ^	416,318,504	471,154,375
3.375% due 04/15/32 ^	15,022,854	19,681,924
3.500% due 01/15/11 ^	70,262,258	78,023,160
3.625% due 04/15/28 ^	200,261,334	258,971,631
3.875% due 01/15/09 ^	79,209,684	81,805,717
3.875% due 04/15/29 ^	262,222,175	353,506,525
4.250% due 01/15/10 ^	83,160,963	90,541,325

		4,610,406,196

Total U.S. Treasury Obligations (Cost $4,620,000,303)		4,610,406,196

FOREIGN GOVERNMENT BONDS & NOTES - 3.13%

Canadian Government Bond (Canada)
3.000% due 12/01/36 ^	CAD 1,845,503	2,373,290
Export-Import Bank of Korea (South Korea)
3.166% due 06/01/09 §	$4,800,000	4,809,744
4.901% due 10/04/11 ~ §	4,400,000	4,407,498
France Government Bond OAT (France)
3.000% due 07/25/12 ^	EUR 2,841,475	4,797,926
Japanese Government CPI Linked Bond (Japan)
0.800% due 12/10/15 ^	JPY 2,880,020,000	28,383,655
1.100% due 12/10/16 ^	3,887,760,000	38,960,012
1.200% due 06/10/17 ^	4,676,300,000	46,938,174
1.200% due 12/10/17 ^	611,830,000	6,132,141
Republic of Austria (Austria)
5.500% due 01/15/10	EUR 1,000,000	1,627,377
United Kingdom Gilt Inflation Linked Bond (United Kingdom)
2.500% due 05/20/09 ^	GBP 3,400,000	18,212,237

Total Foreign Government Bonds & Notes (Cost $136,111,335)		156,642,054

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 1.16%

Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.750% due 06/01/34	$650,000	$582,127
5.875% due 06/01/47	600,000	528,678
6.000% due 06/01/42	3,600,000	3,307,968
California County Tobacco Securitization Agency
5.625% due 06/01/23	555,000	554,739
City of Chicago IL ‘A’
4.750% due 01/01/30 w	900,000	838,284
4.750% due 01/01/36 w	600,000	547,140
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	300,000	238,410
5.750% due 06/01/47	200,000	176,860
Indiana University
5.000% due 06/01/38	4,700,000	4,656,290
Los Angeles Department of Water & Power CA ‘A1’
5.000% due 07/01/37	5,100,000	5,068,584
Los Angeles Department of Water & Power CA ‘A2’
5.000% due 07/01/44	8,600,000	8,402,286
New York City Municipal Water Finance Authority ‘A’
5.000% due 06/15/38	3,300,000	3,279,375
New York City Municipal Water Finance Authority ‘D’
4.750% due 06/15/38 w	1,000,000	948,299
State of Texas Transportation Commission Mobility Fund
4.750% due 04/01/37	14,500,000	13,778,045
State of Washington ‘D’
5.000% due 01/01/33	3,200,000	3,181,760
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	640,000	682,278
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	4,600,000	4,391,206
University of Arkansas ‘A’
5.000% due 11/01/37	1,900,000	1,834,507
University of California ‘D’
5.000% due 05/15/41	3,200,000	3,153,952
University of California ‘L’
5.000% due 05/15/36	1,900,000	1,891,374

Total Municipal Bonds (Cost $61,116,249)		58,042,162

PURCHASED OPTIONS - 0.28%

(See Note (f) to Notes to Schedule of Investments) (Cost $5,894,048)		13,826,872

SHORT-TERM INVESTMENTS - 7.07%

Certificates of Deposit - 2.25%

Abbey National Treasury Services PLC (United Kingdom)
3.069% due 07/02/08 §	24,300,000	24,230,429
Calyon New York
4.035% due 01/16/09 §	10,600,000	10,595,156
Dexia Credit Local SA NY
2.654% due 09/29/08 §	3,400,000	3,400,908
Fortis Bank SA NY
2.623% due 04/28/08 §	2,000,000	1,999,860
2.646% due 09/30/08 §	3,400,000	3,395,451
2.649% due 06/30/08 §	2,300,000	2,299,280
Nordea Bank Finland PLC NY
3.028% due 05/28/08 §	12,500,000	12,506,538
3.046% due 04/09/09 §	17,900,000	17,889,260
3.082% due 12/01/08 §	20,600,000	20,587,207
Skandinaviska Enskilda Banken AB NY
3.060% due 02/13/09 §	900,000	899,771
UniCredito Italiano NY
3.085% due 05/29/08 §	11,000,000	11,004,125
3.135% due 05/06/08 §	3,800,000	3,800,863

		112,608,848

Commercial Paper - 1.42%

Bank of America Corp
2.920% due 08/26/08	49,400,000	48,810,987
UBS Finance LLC
2.940% due 06/05/08	12,700,000	12,632,584
Westpac Banking Corp
3.070% due 05/06/08	9,700,000	9,671,048

		71,114,619

U.S. Government Agency Issue - 0.10%

Federal Home Loan Bank
1.500% due 04/01/08	5,000,000	5,000,000

U.S. Treasury Bills - 2.87%

1.200% due 06/12/08 ◇ Ω	132,930,000	132,612,297
1.330% due 05/29/08 ◇	10,690,000	10,663,417

		143,275,714

Repurchase Agreement - 0.43%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $21,551,137; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $21,984,900)	21,550,000	21,550,000

Total Short-Term Investments (Cost $353,632,423)		353,549,181

TOTAL INVESTMENTS - 192.67% (Cost $9,669,029,112)		9,636,679,844

OTHER ASSETS & LIABILITIES, NET - (92.67%)		(4,634,945,199)

NET ASSETS - 100.00%		$5,001,734,645

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) 1.25% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
(c) Investments sold short outstanding as of March 31, 2008:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 04/14/38	$32,400,000	$32,070,946
5.500% due 04/14/38	1,261,710,000	1,273,735,358
6.000% due 04/17/23	14,000,000	14,409,066
6.000% due 04/14/38	79,118,000	81,058,844
Freddie Mac
4.500% due 04/17/23	1,000,000	994,062
5.000% due 04/14/38	300,000	297,047
5.500% due 04/14/38	7,400,000	7,472,846
6.000% due 04/14/38	231,900,000	237,806,261
Government National Mortgage Association
5.500% due 04/21/38	200,000	203,906
6.000% due 04/21/38	4,000,000	4,128,124
6.500% due 04/21/38	3,600,000	3,742,312
U.S. Treasury Bonds
4.750% due 08/15/17	37,300,000	41,280,619
4.750% due 02/15/37	16,800,000	18,074,448
U.S. Treasury Inflation Protected Securities
1.625% due 01/15/18	191,026,881	200,652,917
2.625% due 07/15/17	36,953,322	42,121,022
U.S. Treasury Notes
3.625% due 12/31/12	32,440,000	34,191,273
3.625% due 05/15/13	2,200,000	2,324,267
4.125% due 08/31/12	46,900,000	50,325,904
4.250% due 11/15/13	52,600,000	57,416,214
4.250% due 08/15/14	1,800,000	1,967,908
4.250% due 11/15/17	42,750,000	45,625,622
4.500% due 02/15/16	11,200,000	12,332,253
4.875% due 08/15/16	25,000,000	28,011,725

Total Investments sold short
(Proceeds $2,169,707,850)		$2,190,242,942

(d) Forward foreign currency contracts outstanding as of March 31, 2008 were as follows:

				Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	BRL	226,405,908	07/08	$7,406,280
Sell	BRL	95,370,834	07/08	1,447,226
Buy	BRL	24,978,543	12/08	181,192
Sell	BRL	42,172,746	12/08	615,535
Sell	CAD	1,823,000	04/08	54,893
Sell	CHF	4,140,000	06/08	(194,825)
Buy	CNY	237,059,211	03/09	3,753,036
Sell	CNY	237,059,211	03/09	(3,344,179)
Sell	EUR	41,496,000	04/08	(798,813)
Sell	GBP	59,123,000	04/08	(309,936)
Buy	JPY	373,490,904	05/08	78,287
Sell	JPY	12,232,901,812	05/08	(2,580,257)
Buy	KRW	12,880,839,250	05/08	(794,153)
Buy	KRW	2,666,649,780	08/08	(113,708)
Buy	MXN	744,938,601	07/08	2,692,063
Buy	MXN	106,466	07/08	(5)
Sell	MXN	361,576,488	07/08	(657,478)
Buy	MYR	17,939,558	05/08	302,467
Buy	PLN	48,777,371	07/08	3,802,557
Buy	RUB	90,484,500	07/08	237,141
Buy	RUB	472,805,850	11/08	491,345
Sell	RUB	311,049,275	11/08	(567,648)
Buy	SGD	24,853,570	05/08	1,401,376
Buy	SGD	1,015,972	11/08	19,786

				$13,122,182

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
(e) The amount of $25,160,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2008:

			Net
			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (06/08)	1,441	EUR 1,441,000,000	($970,136)
3-Month Euribor (12/08)	772	772,000,000	1,273,941
3-Month Euribor (03/09)	293	293,000,000	791,014
3-Month Euribor (06/09)	293	293,000,000	851,913
3-Month Euribor (12/09)	16	16,000,000	(21,658)
3-Month Euribor Put Options Strike @ EUR 93.25 (03/09)	550	550,000,000	(9,238)
Euro-Bund 10-Year Note Call Options Strike @ EUR 125.50 (06/08)	300	30,000,000	—
Euro-Bund 10-Year Note Call Options Strike @ EUR 126.00 (06/08)	430	43,000,000	—
Eurodollar (06/08)	1,365	$1,365,000,000	8,313,550
Eurodollar (09/08)	182	182,000,000	1,319,500
Eurodollar (12/08)	1,357	1,357,000,000	7,968,082
Eurodollar (03/09)	2,691	2,691,000,000	15,565,943
Eurodollar (06/09)	1,269	1,269,000,000	7,154,359
Eurodollar (09/09)	1,154	1,154,000,000	6,079,836
Eurodollar (12/09)	20	20,000,000	21,000
Japanese Government 10-Year Bonds (06/08)	7	JPY 700,000,000	123,613
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	810	GBP 405,000,000	159,685
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	1,157	578,500,000	1,102,369
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	704	352,000,000	192,758
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	153	76,500,000	177,785
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	235	117,500,000	316,954
U.S. Treasury 10-Year Notes (06/08)	4,633	$463,300,000	2,045,350

Short Futures Outstanding
3-Month Euribor (09/09)	121	EUR 121,000,000	(14,441)
Euro-Bund 10-Year Notes (06/08)	779	77,900,000	752,926
Japanese Government 10-Year Bonds (06/08)	7	JPY 700,000,000	27,556
U.S. Treasury 2-Year Notes (06/08)	162	$32,400,000	(16,460)
U.S. Treasury 5-Year Notes (06/08)	2,022	202,200,000	(2,153,648)
U.S. Treasury 30-Year Bonds (06/08)	4,311	431,100,000	(2,496,213)

			$48,556,340

(f) Purchased options outstanding as of March 31, 2008 were as follows:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap ж	Pay	4.750%	09/26/08	$25,900,000	$130,795	$1,061,667

Options on Securities

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/25 ж	$95.00	04/07/08	$400,000,000	$31,250	$4
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 3.000% due 07/15/12 ж	107.00	04/25/08	300,000,000	23,438	327,000
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/26 ж	89.00	04/28/08	300,000,000	23,438	3
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/27 ж	94.00	04/28/08	50,000,000	3,906	1
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.000% due 07/15/14 ж	100.00	04/28/08	89,000,000	6,953	5,340
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 1.625% due 01/15/15 ж	89.00	05/01/08	225,000,000	52,735	2
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 1.875% due 07/15/15 ж	90.00	05/01/08	120,000,000	28,125	1
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/14 ж	93.50	05/01/08	200,000,000	46,875	2
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 3.625% due 04/15/28 ж	100.00	05/01/08	20,000,000	4,688	—
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.000% due 07/15/14 ж	93.00	05/06/08	100,000,000	23,438	1
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 0.875% due 04/15/10 ж	$96.00	05/06/08	$325,000,000	$76,172	$26,000
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 1.875% due 07/15/15 ж	92.00	06/26/08	48,000,000	11,250	—

					$332,266	$358,354

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Cost	Value

J. Aron	Call — OTC Japanese yen versus U.S. dollar ж	JPY 118.15	06/23/08	$40,800,000	$1,074,060	$77,602
J. Aron	Put — OTC Japanese yen versus U.S. dollar ж	118.15	06/23/08	40,800,000	1,074,060	7,796,717
Royal Bank of Scotland	Put — OTC U.S. dollar versus Euro ж	$1.35	06/26/08	EUR 19,200,000	604,212	12,489
Goldman Sachs	Call — OTC Japanese yen versus U.S. dollar ж	JPY 111.00	12/01/08	$13,000,000	235,300	54,600
Morgan Stanley	Call — OTC U.S. dollar versus Euro ж	$1.39	07/08/10	EUR 21,000,000	1,106,348	3,477,743
Morgan Stanley	Put — OTC U.S. dollar versus Euro ж	1.39	07/08/10	21,000,000	1,106,348	803,451

					$5,200,328	$12,222,601

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Cost	Value

JPMorgan Chase	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	$81.00	05/23/08	1,646	$15,637	$25,719
JPMorgan Chase	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	83.00	05/23/08	700	6,650	10,938
Citigroup	Put — CBOT U.S. Treasury 10-Year Note Futures (06/08)	98.00	05/23/08	933	16,831	14,578
Citigroup	Put — CBOT U.S Treasury 10-Year Note Futures (06/08)	102.00	05/23/08	496	8,990	7,750
Citigroup	Call — CBOT U.S Treasury 2-Year Note Futures (06/08)	116.00	05/23/08	67	637	1,047
Citigroup	Call — CBOT U.S Treasury 5-Year Note Futures (06/08)	124.00	05/23/08	1,227	22,239	9,586
Citigroup	Call — CBOT U.S. Treasury 5-Year Note Futures (06/08)	125.00	05/23/08	1,363	24,704	10,648
Citigroup	Call — CBOT U.S. Treasury 10-Year Note Futures (06/08)	132.00	05/23/08	1,830	33,169	28,594
Citigroup	Call — CBOT U.S. Treasury 10-Year Note Futures (06/08)	138.00	05/23/08	70	1,269	1,094
JPMorgan Chase	Call — CBOT U.S. Treasury 30-Year Bond Futures (06/08)	141.00	05/23/08	659	32,538	10,297
Citigroup	Call — CBOT U.S. Treasury 30-Year Bond Futures (06/08)	143.00	05/23/08	2,200	39,875	34,375
Merrill Lynch	Call — CBOT U.S. Treasury 30-Year Bond Futures (06/08)	145.00	05/23/08	661	11,981	10,328
Goldman Sachs	Call — CBOT U.S. Treasury 30-Year Bond Futures (06/08)	146.00	05/23/08	204	3,698	3,188
Citigroup	Call — CBOT U.S. Treasury 30-Year Bond Futures (06/08)	148.00	05/23/08	307	5,564	4,797
JPMorgan Chase	Call — CBOT U.S. Treasury 30-Year Bond Futures (06/08)	153.00	05/23/08	724	6,878	11,313

					$230,659	$184,250

(g) Transactions in written options for the period ended March 31, 2008 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2007	572,002,324	$16,590,600
Call Options Written	716	934,657
Put Options Written	74,720,000	1,582,850
Call Options Repurchased	(52,001,313)	(1,104,427)
Put Options Repurchased	(10,981,011)	(735,642)

Outstanding, March 31, 2008	583,740,716	$17,268,038

(h) Premiums received and value of written options outstanding as of March 31, 2008:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Barclays	Call — OTC 10-Yr Interest Rate Swap ж	Receive	5.250%	09/15/08	$ 26,000,000	$692,250	$2,350,308
Barclays	Put — OTC 10-Yr Interest Rate Swap ж	Pay	5.250%	09/15/08	26,000,000	692,250	152,958
Goldman Sachs	Call — OTC 10-Yr Interest Rate Swap ж	Receive	5.250%	09/15/08	51,700,000	1,297,670	4,673,498
Goldman Sachs	Put — OTC 10-Yr Interest Rate Swap ж	Pay	5.250%	09/15/08	51,700,000	1,251,140	304,152
Royal Bank of Scotland	Call — OTC 10-Yr Interest Rate Swap ж	Receive	5.250%	09/15/08	37,000,000	928,700	3,344,669
Royal Bank of Scotland	Put — OTC 10-Yr Interest Rate Swap ж	Pay	5.250%	09/15/08	37,000,000	895,400	217,671
Goldman Sachs	Call — OTC 7-Yr Interest Rate Swap ж	Receive	5.365%	09/20/10	25,000,000	803,750	1,626,607
Goldman Sachs	Put — OTC 7-Yr Interest Rate Swap ж	Pay	5.365%	09/20/10	25,000,000	803,750	607,437
Lehman	Call — OTC 7-Yr Interest Rate Swap ж	Receive	5.365%	09/20/10	48,000,000	1,308,000	3,123,087
Lehman	Put — OTC 7-Yr Interest Rate Swap ж	Pay	5.365%	09/20/10	48,000,000	1,804,800	1,166,279
Royal Bank of Scotland	Call — OTC 7-Yr Interest Rate Swap ж	Receive	5.365%	09/20/10	25,000,000	786,125	1,626,607
Royal Bank of Scotland	Put — OTC 7-Yr Interest Rate Swap ж	Pay	5.365%	09/20/10	25,000,000	786,125	607,437
Bank of America	Call — OTC 30-Yr Interest Rate Swap ж	Receive	5.670%	08/07/08	10,300,000	496,975	1,692,129
Bank of America	Put — OTC 30-Yr Interest Rate Swap ж	Pay	5.670%	08/07/08	10,300,000	375,950	67,998
Citigroup	Call — OTC 30-Yr Interest Rate Swap ж	Receive	5.670%	08/07/08	12,900,000	539,220	2,119,269
Citigroup	Put — OTC 30-Yr Interest Rate Swap ж	Pay	5.670%	08/07/08	12,900,000	544,380	85,163
Royal Bank of Scotland	Call — OTC 5-Yr Interest Rate Swap ж	Receive	4.950%	09/26/08	11,000,000	124,300	742,566

						$14,130,785	$24,507,835

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Goldman Sachs	Call — CBOT U.S. Treasury 10-Year Note Futures (06/08)	$121.00	05/23/08	443	$502,805	$373,781
Citigroup	Call — CBOT U.S. Treasury 30-Year Bond Futures (06/08)	122.00	05/23/08	273	431,852	315,656

					$934,657	$689,437

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Premium	Value

BNP Paribas	Call — OTC Japanese yen versus U.S. dollar ж	JPY 118.15	06/23/08	$12,100,000	$151,478	$23,014
BNP Paribas	Put — OTC Japanese yen versus U.S. dollar ж	118.15	06/23/08	12,100,000	554,794	2,312,262
Goldman Sachs	Put — OTC Japanese yen versus U.S. dollar ж	100.00	12/01/08	13,000,000	215,150	599,326
JPMorgan Chase	Put — OTC Japanese yen versus U.S. dollar ж	95.00	03/05/09	31,870,000	640,587	1,080,266
Royal Bank of Scotland	Put — OTC Japanese yen versus U.S. dollar ж	95.00	03/05/09	31,870,000	640,587	1,080,266

					$2,202,596	$5,095,133

(i) Securities with an approximate aggregate market value of $58,109,889 were pledged as collateral for swap contracts as of March 31, 2008.
(j) Swap agreements outstanding as of March 31, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.110%	06/20/08	$8,800,000	($23,921)
Barclays	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	1.400%	09/20/08	4,600,000	(254,353)
Goldman Sachs	Ford Motor Credit Co 7.000% due 10/01/13 ж	Sell	1.400%	09/20/08	11,500,000	(411,196)
Lehman Brothers	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	1.425%	09/20/08	6,700,000	(369,703)
Deutsche Bank	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Buy	(4.250%)	09/20/08	1,100,000	46,431
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Buy	(5.050%)	09/20/08	100,000	3,854
Deutsche Bank	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Buy	(5.150%)	09/20/08	6,200,000	236,082
Barclays	Vnesheconom Bank 0.000% due 07/12/09 ж	Sell	0.650%	11/20/08	2,600,000	(25,256)
Credit Suisse	Gazprom Capital 8.625% due 04/28/34 ж	Sell	1.000%	11/20/08	3,700,000	(19,365)
Barclays	Republic of Panama 8.875% due 09/30/27 ж	Sell	0.300%	12/20/08	6,800,000	(25,865)
Morgan Stanley	Republic of Panama 8.875% due 09/30/27 ж	Sell	0.300%	12/20/08	2,300,000	(8,749)
Deutsche Bank	Russian Federation 7.500% due 03/31/30 ж	Sell	0.325%	12/20/08	4,500,000	(11,071)
Barclays	Russian Federation 7.500% due 03/31/30 ж	Sell	0.330%	12/20/08	4,600,000	(11,150)
Barclays	Republic of Peru 8.750% due 11/21/33 ж	Sell	0.350%	12/20/08	4,600,000	(4,313)
Lehman Brothers	Republic of Peru 9.125% due 02/21/12 ж	Sell	0.370%	12/20/08	4,500,000	(3,565)
Deutsche Bank	Republic of Indonesia 6.750% due 03/10/14 ж	Sell	0.510%	12/20/08	9,400,000	(37,559)
Barclays	Ukraine Government Bond 7.650% due 06/11/13 ж	Sell	0.780%	12/20/08	4,600,000	(24,707)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13 ж	Sell	0.790%	12/20/08	4,500,000	(23,843)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	3.400%	06/20/11	700,000	(155,899)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	0.970%	06/20/12	1,000,000	(50,679)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	1.010%	06/20/12	1,000,000	(49,153)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	1.040%	06/20/12	800,000	(38,407)
Bear Stearns	Dow Jones CDX NA HY-8 Index ж	Buy	(2.750%)	06/20/12	47,757,600	3,528,105
Lehman Brothers	Dow Jones CDX NA HY-8 Index ж	Buy	(2.750%)	06/20/12	11,741,400	716,664
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	6.850%	06/20/12	2,200,000	(342,352)
Royal Bank of Scotland	Lehman Brothers Holdings Inc 6.625% due 01/18/12 ж	Sell	0.660%	09/20/12	2,500,000	(226,552)
Citigroup	The Bear Stearns Cos Inc 5.300% due 10/30/15 ж	Sell	0.720%	09/20/12	5,000,000	(245,703)
Lehman Brothers	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.720%	09/20/12	3,000,000	(87,053)
Credit Suisse	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.740%	09/20/12	1,000,000	(28,206)
Bear Stearns	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.750%	09/20/12	2,900,000	(80,620)
Merrill Lynch	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.750%	09/20/12	1,000,000	(27,800)
Royal Bank of Scotland	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.780%	09/20/12	1,000,000	(26,583)
Bear Stearns	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.800%	09/20/12	2,600,000	(67,004)
BNP Paribas	Lehman Brothers Holdings Inc 6.625% due 01/18/12 ж	Sell	0.900%	09/20/12	1,000,000	(81,479)
BNP Paribas	Lehman Brothers Holdings Inc 6.625% due 01/18/12 ж	Sell	1.120%	09/20/12	1,100,000	(80,409)
BNP Paribas	Lehman Brothers Holdings Inc 6.625% due 01/18/12 ж	Sell	1.200%	09/20/12	1,100,000	(77,057)
Lehman Brothers	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	1.380%	09/20/12	3,100,000	(125,030)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	1.550%	09/20/12	2,900,000	(97,230)
UBS	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	1.550%	09/20/12	5,000,000	(167,637)
Barclays	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	3.050%	09/20/12	900,000	(224,039)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	3.050%	09/20/12	4,100,000	(1,020,624)
Citigroup	RH Donnelley Corp 8.875% due 01/15/16 ж	Sell	3.400%	09/20/12	3,900,000	(1,527,642)
Barclays	Ford Motor Credit Co 7.000% due 10/01/13 ж	Sell	3.800%	09/20/12	2,000,000	(335,334)
Morgan Stanley	Ford Motor Credit Co 7.000% due 10/01/13 ж	Sell	3.800%	09/20/12	3,200,000	(536,535)
Citigroup	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Buy	(5.000%)	09/20/12	3,500,000	706,124
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	5.350%	09/20/12	100,000	(19,328)
Deutsche Bank	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	5.400%	09/20/12	6,200,000	(1,190,841)
Bank of America	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	6.300%	09/20/12	200,000	(34,059)
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	7.000%	09/20/12	$2,600,000	($398,728)
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Buy	(0.390%)	12/20/12	8,600,000	384,215
Citigroup	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Buy	(0.400%)	12/20/12	6,500,000	287,630
Lehman Brothers	Dow Jones CDX NA IG9 Index ж	Buy	(0.600%)	12/20/12	7,900,000	209,461
Merrill Lynch	Dow Jones CDX NA IG9 Index ж	Buy	(0.600%)	12/20/12	53,900,000	2,297,236
Morgan Stanley	Dow Jones CDX NA IG9 Index ж	Buy	(0.600%)	12/20/12	50,900,000	2,169,389
Deutsche Bank	Dow Jones CDX NA IG9 Index ж	Sell	0.701%	12/20/12	23,900,000	201,831
Deutsche Bank	Dow Jones CDX NA IG9 Index ж	Sell	0.708%	12/20/12	1,100,000	9,589
Deutsche Bank	Dow Jones CDX NA IG9 Index ж	Sell	0.710%	12/20/12	500,000	4,413
UBS	Merrill Lynch & Co Inc 5.000% due 01/15/15 ж	Buy	(0.920%)	12/20/12	4,000,000	286,927
Bank of America	Merrill Lynch & Co Inc 5.000% due 01/15/15 ж	Buy	(0.950%)	12/20/12	1,500,000	105,777
Goldman Sachs	The Bear Stearns Cos Inc 5.300% due 10/30/15 ж	Buy	(1.780%)	12/20/12	3,100,000	14,402
Deutsche Bank	Henkel 4.250% due 06/10/13 ж	Sell	0.430%	03/20/13	EUR 5,000,000	(77,884)
UBS	Fannie Mae 5.250% due 08/01/12 ж	Sell	1.350%	03/20/13	$19,000,000	18,721
BNP Paribas	Merrill Lynch & Co Inc 5.450% due 02/05/13 ж	Buy	(1.380%)	03/20/13	9,000,000	489,822
Merrill Lynch	Lehman Brothers Holdings Inc 5.625% due 01/24/13 ж	Buy	(1.390%)	03/20/13	7,000,000	451,089
Royal Bank of Scotland	American International Group Inc 6.250% due 05/01/36 ж	Sell	1.975%	03/20/13	8,800,000	44,233
Morgan Stanley	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	2.050%	03/20/13	3,700,000	(78,199)
Barclays	The Black & Decker Corp 4.750% due 11/01/14 ж	Buy	(1.180%)	12/20/14	3,000,000	80,140
Citigroup	Exelon Corp 4.900% due 06/15/15 ж	Buy	(0.960%)	06/20/15	6,000,000	260,584
Deutsche Bank	The Home Depot Inc 5.400% due 03/01/16 ж	Buy	(1.565%)	03/20/16	1,250,000	20,637
Citigroup	Omincom Group Inc 5.900% due 04/15/16 ж	Buy	(0.940%)	06/20/16	1,250,000	11,102
Bank of America	Western Union Co 5.930% due 10/01/16 ж	Buy	(0.795%)	12/20/16	8,000,000	235,559
Royal Bank of Scotland	Macys Retail Holdings Inc 5.900% due 12/01/16 ж	Buy	(2.111%)	12/20/16	2,000,000	68,627
Lehman Brothers	United Mexican States 7.500% due 04/08/33 ж	Sell	0.670%	01/20/17	3,300,000	(198,228)
Barclays	Prudential Financial Inc 6.100% due 06/15/17 ж	Buy	(0.870%)	06/20/17	1,000,000	52,105
Deutsche Bank	Macys Retail Holdings Inc 7.450% due 07/15/17 ж	Buy	(2.110%)	09/20/17	1,000,000	35,202
Morgan Stanley	Limited Brands Inc 6.900% due 07/15/17 ж	Buy	(3.113%)	09/20/17	1,000,000	22,339
Credit Suisse	Nucor Corp 5.750% due 12/01/17 ж	Buy	(0.486%)	12/20/17	2,000,000	51,910
Bank of America	Dow Jones CDX NA IG9 Index ж	Buy	(0.800%)	12/20/17	5,200,000	203,165
Barclays	Dow Jones CDX NA IG9 Index ж	Buy	(0.800%)	12/20/17	93,000,000	3,408,960
Goldman Sachs	Dow Jones CDX NA IG9 Index ж	Buy	(0.800%)	12/20/17	13,300,000	512,141
Lehman Brothers	Dow Jones CDX NA IG9 Index ж	Buy	(0.800%)	12/20/17	13,700,000	527,710
Lehman Brothers	Motorola Inc 6.000% due 11/15/17 ж	Buy	(1.020%)	12/20/17	2,000,000	291,050
Bank of America	Viacom Inc 6.125% due 10/05/17 ж	Buy	(1.110%)	12/20/17	2,000,000	110,654
Goldman Sachs	Kraft Foods Inc 6.125% due 02/01/18 ж	Buy	(0.860%)	03/20/18	2,000,000	70,315
Deutsche Bank	Nordstrom Inc 6.250% due 01/15/18 ж	Buy	(0.975%)	03/20/18	5,000,000	125,848
Royal Bank of Scotland	Kraft Foods Inc 6.125% due 02/01/18 ж	Buy	(1.130%)	03/20/18	1,000,000	14,041
BNP Paribas	The Bear Stearns Co Inc 7.250% due 02/01/18 ж	Buy	(2.180%)	03/20/18	8,000,000	(394,362)
Lehman Brothers	Dow Jones ABX NA HE.A Index ж	Sell	0.640%	08/25/37	1,000,000	(226,100)
Morgan Stanley	Commercial Mortgage-Backed Securities Index ж	Sell	0.800%	12/13/49	10,700,000	738,630

						$9,481,342

(1)	If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

JPMorgan Chase	6-Month GBP-LIBOR ж	Pay	5.000%	06/15/08	GBP 24,900,000	$13,154
Morgan Stanley	6-Month JPY-LIBOR ж	Pay	1.000%	03/18/09	JPY 12,000,000,000	308,530
Barclays	6-Month GBP-LIBOR ж	Pay	5.000%	06/15/09	GBP 55,100,000	177,381
Deutsche Bank	3-Month USD-LIBOR ж	Pay	4.000%	06/18/09	$175,900,000	1,979,971
UBS	3-Month USD-LIBOR ж	Pay	5.000%	06/18/09	390,100,000	11,647,747
Barclays	6-Month Australian Bank Bill ж	Pay	7.000%	12/15/09	AUD 56,500,000	(151,514)
Morgan Stanley	6-Month Australian Bank Bill ж	Pay	7.000%	12/15/09	58,400,000	(158,883)
Morgan Stanley	6-Month GBP-LIBOR ж	Pay	5.000%	12/19/09	GBP 76,900,000	616,660
Citigroup	6-Month Australian Bank Bill ж	Pay	6.500%	01/15/10	AUD 14,800,000	(184,558)
Deutsche Bank	6-Month Australian Bank Bill ж	Pay	6.500%	01/15/10	58,000,000	(711,706)
JPMorgan Chase	6-Month Australian Bank Bill ж	Pay	6.500%	01/15/10	9,700,000	(121,629)
Royal Bank of Canada	6-Month Australian Bank Bill ж	Pay	6.500%	01/15/10	6,000,000	(72,181)
Deutsche Bank	6-Month EUR-LIBOR ж	Pay	4.500%	03/19/10	EUR 43,000,000	363,351
Morgan Stanley	6-Month EUR-LIBOR ж	Pay	4.500%	03/19/10	42,900,000	362,629
Deutsche Bank	6-Month GBP-LIBOR ж	Pay	6.000%	03/20/10	GBP 173,900,000	2,863,418
Deutsche Bank	6-Month Australian Bank Bill ж	Pay	7.000%	06/15/10	AUD 221,900,000	(1,279,140)
Merrill Lynch	3-Month USD-LIBOR ж	Receive	4.000%	06/18/10	$59,130,000	(214,999)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	2.103%	09/14/10	EUR 10,000,000	52,421
Credit Suisse	6-Month GBP-LIBOR ж	Pay	5.000%	09/15/10	GBP 29,000,000	835,080
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Royal Bank of Scotland	6-Month GBP-LIBOR ж	Pay	5.000%	09/15/10	GBP 21,400,000	$644,836
BNP Paribas	France CPI Excluding Tobacco ж	Pay	2.090%	10/15/10	EUR 5,300,000	39,020
Barclays	France CPI Excluding Tobacco ж	Pay	2.103%	10/15/10	1,100,000	10,870
UBS	France CPI Excluding Tobacco ж	Pay	2.146%	10/15/10	3,800,000	20,441
BNP Paribas	France CPI Excluding Tobacco ж	Pay	2.040%	02/21/11	10,200,000	(30,241)
JPMorgan Chase	France CPI Excluding Tobacco ж	Pay	2.028%	10/15/11	7,400,000	(26,672)
UBS	France CPI Excluding Tobacco ж	Pay	2.095%	10/15/11	15,100,000	(5,602)
JPMorgan Chase	France CPI Excluding Tobacco ж	Pay	1.973%	12/15/11	12,100,000	(241,687)
Goldman Sachs	France CPI Excluding Tobacco ж	Pay	1.976%	12/15/11	10,800,000	(168,844)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	1.988%	12/15/11	15,600,000	(246,679)
Morgan Stanley	BRL-CDI-Compounded ж	Pay	10.115%	01/02/12	BRL 21,000,000	(728,907)
UBS	BRL-CDI-Compounded ж	Pay	10.575%	01/02/12	99,400,000	(3,540,023)
Barclays	BRL-CDI-Compounded ж	Pay	10.680%	01/02/12	129,300,000	(3,769,113)
Barclays	BRL-CDI-Compounded ж	Pay	12.540%	01/02/12	2,000,000	(5,667)
Merrill Lynch	BRL-CDI-Compounded ж	Pay	12.540%	01/02/12	48,000,000	(187,558)
Morgan Stanley	BRL-CDI-Compounded ж	Pay	12.540%	01/02/12	13,000,000	(63,326)
Barclays	France CPI Excluding Tobacco ж	Pay	1.948%	03/15/12	EUR 3,800,000	(84,555)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	1.983%	03/15/12	6,000,000	(132,854)
Goldman Sachs	France CPI Excluding Tobacco ж	Pay	1.995%	03/15/12	34,400,000	(628,438)
Royal Bank of Scotland	France CPI Excluding Tobacco ж	Pay	1.955%	03/28/12	1,100,000	(23,961)
Royal Bank of Scotland	France CPI Excluding Tobacco ж	Pay	1.950%	03/30/12	4,100,000	(91,854)
Goldman Sachs	France CPI Excluding Tobacco ж	Pay	1.960%	03/30/12	2,000,000	(44,624)
Barclays	France CPI Excluding Tobacco ж	Pay	1.960%	04/05/12	900,000	(20,407)
Barclays	France CPI Excluding Tobacco ж	Pay	1.980%	04/30/12	2,800,000	(64,705)
Bank of Nova Scotia	3-Month Canadian Bank Bill ж	Receive	5.000%	06/20/12	CAD 13,200,000	(134,533)
Barclays	France CPI Excluding Tobacco ж	Pay	2.070%	09/14/12	EUR 17,500,000	(275,097)
Barclays	3-Month USD-LIBOR ж	Pay	4.000%	06/18/13	$26,800,000	1,176,071
Royal Bank of Scotland	3-Month USD-LIBOR ж	Pay	4.000%	06/18/13	64,400,000	3,078,804
Deutsche Bank	3-Month USD-LIBOR ж	Receive	5.000%	06/18/15	15,800,000	(675,551)
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	06/18/15	58,800,000	(3,339,111)
Goldman Sachs	6-Month GBP-LIBOR ж	Receive	5.000%	09/15/15	GBP 13,400,000	(560,204)
Barclays	France CPI Excluding Tobacco ж	Pay	2.138%	01/19/16	EUR 1,800,000	(10,365)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	2.150%	01/19/16	15,000,000	(52,963)
Barclays	28-Day Mexico Interbank TIIE Banxico ж	Pay	8.720%	09/05/16	MXN 49,000,000	266,919
UBS	Eurostat Eurozone HICP Excluding Tobacco ж	Receive	2.275%	10/15/16	EUR 7,500,000	12,133
UBS	France CPI Excluding Tobacco ж	Pay	2.350%	10/15/16	7,500,000	12,133
JPMorgan Chase	France CPI Excluding Tobacco ж	Pay	2.353%	10/15/16	7,100,000	29,216
Citigroup	28-Day Mexico Interbank TIIE Banxico ж	Pay	8.170%	11/04/16	MXN 126,600,000	286,372
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico ж	Pay	8.170%	11/04/16	151,200,000	343,959
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico ж	Pay	8.170%	11/04/16	152,400,000	339,006
Barclays	United Kingdom RPI Index ж	Pay	3.100%	11/14/16	GBP 10,000,000	(473,789)
Barclays	28-Day Mexico Interbank TIIE Banxico ж	Pay	8.330%	02/14/17	MXN 35,000,000	110,204
Credit Suisse	6-Month EUR-LIBOR ж	Receive	4.000%	06/15/17	EUR 21,800,000	940,019
Barclays	6-Month JPY-LIBOR ж	Receive	2.000%	06/20/17	JPY 3,819,000,000	(1,084,696)
Deutsche Bank	6-Month JPY-LIBOR ж	Receive	2.000%	06/20/17	980,000,000	(275,343)
Goldman Sachs	6-Month JPY-LIBOR ж	Receive	2.000%	06/20/17	440,000,000	(124,304)
Royal Bank of Scotland	6-Month JPY-LIBOR ж	Receive	2.000%	06/20/17	2,251,000,000	(734,128)
Bank of Nova Scotia	3-Month Canadian Bank Bill ж	Pay	5.500%	06/20/17	CAD 3,500,000	22,433
Barclays	United Kingdom RPI Index ж	Pay	3.250%	12/14/17	GBP 10,200,000	(160,955)
Barclays	6-Month Australian Bank Bill ж	Receive	6.750%	12/15/17	AUD 7,000,000	137,977
Morgan Stanley	6-Month Australian Bank Bill ж	Receive	6.750%	12/15/17	7,300,000	146,763
Royal Bank of Scotland	United Kingdom RPI Index ж	Pay	3.183%	12/19/17	GBP 18,700,000	(334,517)
Barclays	3-Month USD-LIBOR ж	Receive	5.000%	06/18/18	$141,000,000	(6,178,357)
Merrill Lynch	3-Month USD-LIBOR ж	Receive	5.000%	06/18/18	29,600,000	(1,720,272)
Morgan Stanley	3-Month USD-LIBOR ж	Receive	5.000%	06/18/18	40,000,000	(2,659,648)
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	06/18/18	149,800,000	(7,388,526)
Deutsche Bank	3-Month USD-LIBOR ж	Receive	5.000%	12/20/21	23,400,000	(3,178,082)
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	06/18/23	25,000,000	(700,493)
Deutsche Bank	3-Month USD-LIBOR ж	Receive	5.000%	12/20/26	24,700,000	(3,744,752)
Bank of America	3-Month USD-LIBOR ж	Pay	5.000%	06/20/27	15,000,000	1,314,849
Royal Bank of Scotland	United Kingdom RPI Index ж	Pay	3.440%	09/10/27	GBP 4,700,000	(240,522)
Morgan Stanley	6-Month EUR-LIBOR ж	Pay	4.500%	06/18/34	EUR 8,700,000	105,744
Barclays	6-Month GBP-LIBOR ж	Receive	4.000%	12/15/35	GBP 15,000,000	932,707
Credit Suisse	6-Month GBP-LIBOR ж	Receive	4.000%	12/15/35	11,500,000	714,724
HSBC	6-Month GBP-LIBOR ж	Receive	4.250%	06/12/36	6,700,000	866,330
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	06/18/38	$24,300,000	(285,880)

						($16,560,543)

(k) Securities with an approximate aggregate market value of $84,286,679 were pledged as collateral for securities purchased on a delayed-delivery basis as of March 31, 2008.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 99.86%

Certificates of Deposit - 1.99%

Bank of Scotland PLC (United Kingdom)
4.829% due 10/27/08 §	$24,500,000	$24,500,000

Commercial Paper - 83.14%

Air Products & Chemicals Inc
2.200% due 04/09/08	20,000,000	19,990,222
Alcon Capital Corp
2.490% due 06/06/08	10,000,000	9,954,350
2.740% due 05/02/08	25,000,000	24,941,014
American Honda Finance Corp
2.250% due 04/02/08	20,000,000	19,998,750
Anheuser-Busch Cos Inc
2.900% due 04/23/08	5,000,000	4,991,139
Archer-Daniels-Midland Co
2.270% due 06/27/08	1,150,000	1,143,691
2.300% due 06/04/08	475,000	473,058
2.800% due 04/18/08	15,000,000	14,980,167
2.820% due 06/02/08	12,000,000	11,941,720
3.000% due 04/04/08	19,250,000	19,245,188
AstraZeneca PLC (United Kingdom)
2.400% due 08/04/08	1,000,000	991,667
2.750% due 05/09/08	10,000,000	9,970,972
2.820% due 06/12/08	15,000,000	14,915,400
4.180% due 04/07/08	14,000,000	13,990,247
AT&T Inc
2.180% due 05/16/08	20,000,000	19,945,500
2.230% due 05/12/08	20,000,000	19,949,206
2.500% due 04/11/08	10,000,000	9,993,056
BMW U.S. Capital LLC
2.200% due 04/02/08	16,780,000	16,778,975
2.300% due 04/01/08	500,000	500,000
ConocoPhillips
2.300% due 04/09/08	25,000,000	24,987,222
2.500% due 04/01/08	10,000,000	10,000,000
Danaher Corp
2.250% due 04/15/08	16,700,000	16,685,388
2.300% due 04/24/08	12,595,000	12,576,492
2.350% due 04/04/08	8,000,000	7,998,433
E.I. du Pont de Nemours & Co
2.220% due 04/25/08	27,848,000	27,806,785
2.230% due 04/17/08	15,000,000	14,985,133
2.650% due 04/01/08	7,000,000	7,000,000
Electricite de France (France)
2.310% due 05/06/08	23,800,000	23,746,549
Emerson Electric Co
2.000% due 04/08/08	24,500,000	24,490,472
Genentech Inc
2.250% due 04/01/08	10,100,000	10,100,000
2.250% due 04/17/08	20,650,000	20,629,350
General Electric Capital Corp
2.320% due 08/21/08	25,000,000	24,771,222
2.350% due 10/27/08	19,500,000	19,233,960
Hewlett-Packard Co
2.830% due 04/02/08	5,100,000	5,099,599
Honeywell International Inc
2.150% due 04/04/08	10,480,000	10,478,122
IBM International Group Capital LLC
2.610% due 04/01/08	9,500,000	9,500,000
Illinois Tool Works Inc
2.200% due 04/18/08	20,000,000	19,979,222
International Business Machines Corp
2.140% due 06/27/08	8,100,000	8,058,110
John Deere Capital Corp
2.600% due 04/22/08	8,000,000	7,987,867
John Deere Credit Ltd
2.320% due 04/04/08	14,003,000	14,000,293
Johnson & Johnson
2.500% due 04/01/08	9,500,000	9,500,000
2.700% due 04/08/08	10,000,000	9,994,750
Kimberly-Clark Worldwide Inc
2.180% due 04/10/08	2,028,000	2,026,895
Lloyds TSB Bank PLC (United Kingdom)
2.590% due 04/11/08	50,000,000	49,964,028
Medtronic Inc
2.180% due 05/05/08	15,000,000	14,969,117
2.800% due 04/10/08	20,000,000	19,986,000
National Rural Utilities Cooperative Finance Corp
2.620% due 04/14/08	24,000,000	23,977,293
Parker-Hannifin Corp
2.350% due 04/22/08	8,700,000	8,688,074
2.700% due 04/10/08	18,000,000	17,987,850
2.700% due 04/11/08	5,615,000	5,610,789
PepsiCo Inc
2.100% due 05/05/08	4,885,000	4,875,311
2.150% due 04/30/08	23,600,000	23,559,126
Pfizer Inc
2.680% due 08/04/08	15,325,000	15,182,392
2.700% due 08/04/08	9,675,000	9,584,297
Pitney Bowes Inc
2.200% due 04/07/08	1,500,000	1,499,450
2.230% due 04/01/08	15,000,000	15,000,000
Praxair Inc
2.200% due 04/03/08	13,550,000	13,548,344
Procter & Gamble International Funding SCA
2.100% due 05/05/08	6,000,000	5,988,100
2.630% due 04/17/08	20,000,000	19,976,622
Southern Co
2.250% due 05/21/08	50,000,000	49,843,750
Teachers Insurance & Annuity Association of America
2.200% due 04/21/08	50,000,000	49,938,889
The Coca-Cola Co
2.700% due 04/09/08	8,100,000	8,095,140
2.750% due 04/07/08	5,965,000	5,962,266
3.800% due 04/03/08	2,650,000	2,649,441
The McGraw-Hill Cos Inc
2.200% due 04/29/08	8,000,000	7,986,311
2.250% due 04/29/08	10,641,000	10,622,378
United Parcel Service Inc
2.150% due 04/30/08	339,000	338,413
2.180% due 04/01/08	28,350,000	28,350,000
2.770% due 04/16/08	750,000	749,134
Wal-Mart Stores Inc
2.100% due 12/16/08	11,150,000	10,981,542
2.450% due 04/29/08	9,100,000	9,082,659
2.700% due 04/14/08	14,500,000	14,485,862

		1,025,812,764

Corporate Notes - 9.99%

Allstate Life Global Funding Trusts
3.000% due 09/11/08 §	29,500,000	29,500,000
American Express Bank FSB
3.025% due 09/18/08 §	19,200,000	19,200,000
American Honda Finance Corp
2.729% due 03/25/09 ~ §	20,000,000	20,000,000
Caterpillar Financial Services Corp
3.060% due 03/10/09 §	390,000	389,388
General Electric Capital Corp
3.125% due 04/01/09	2,000,000	2,009,885
IBM International Group Capital LLC
3.120% due 02/13/09 §	13,175,000	13,171,226
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Procter & Gamble International Funding SCA
3.140% due 02/19/09 §	$4,800,000	$4,800,000
Toyota Motor Credit Corp
2.984% due 09/05/08 §	34,250,000	34,250,000

		123,320,499

U.S. Government Agency Issue - 4.70%

Federal Home Loan Bank
4.700% due 10/03/08	58,000,000	58,000,000

Repurchase Agreement - 0.04%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $523,028; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $533,663)	523,000	523,000

Total Short-Term Investments (Amortized Cost $1,232,156,263)		1,232,156,263

TOTAL INVESTMENTS - 99.86% (Amortized Cost $1,232,156,263)		1,232,156,263

OTHER ASSETS & LIABILITIES, NET - 0.14%		1,740,938

NET ASSETS - 100.00%		$1,233,897,201

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Telecommunication Services - 0.00%

Metricom Inc * Ж
Exp. 02/15/10	3,000	$30
NTELOS Inc * ~ Ж
Exp. 08/15/10	4,000	40

Total Warrants (Cost $98,440)		70

PREFERRED STOCKS - 0.32%

Financials - 0.32%

Sovereign REIT ~	2,200	2,469,500

Total Preferred Stocks (Cost $1,958,000)		2,469,500

CONVERTIBLE PREFERRED STOCKS - 0.01%

Consumer Discretionary - 0.01%

General Motors Corp 1.500% †	5,000	113,906

Total Convertible Preferred Stocks (Cost $125,000)		113,906

EXCHANGE-TRADED FUNDS - 0.44%

PowerShares QQQ †	30,000	1,311,600
Standard & Poor’s Depository Receipts Trust 1	16,000	2,111,520

Total Exchange-Traded Funds (Cost $2,926,230)		3,423,120

	Principal
	Amount
CORPORATE BONDS & NOTES - 86.24%

Consumer Discretionary - 23.53%

Allison Transmission Inc
11.250% due 11/01/15 ~	$500,000	422,500
AMC Entertainment Inc
8.000% due 03/01/14	2,000,000	1,705,000
American Axle & Manufacturing Inc
7.875% due 03/01/17	1,000,000	852,500
ARAMARK Corp
8.500% due 02/01/15	3,500,000	3,526,250
ArvinMeritor Inc
8.750% due 03/01/12	2,000,000	1,840,000
Asbury Automotive Group Inc
7.625% due 03/15/17	1,000,000	795,000
AutoNation Inc
6.258% due 04/15/13 † §	500,000	412,500
7.000% due 04/15/14	500,000	446,250
Boyd Gaming Corp
6.750% due 04/15/14	2,000,000	1,650,000
Cablemas SA de CV (Mexico)
9.375% due 11/15/15 ~	1,000,000	1,090,000
CanWest MediaWorks LP (Canada)
9.250% due 08/01/15 † ~	1,000,000	925,000
Carriage Services Inc
7.875% due 01/15/15	1,000,000	977,500
CCH I Holdings LLC
11.000% due 10/01/15 †	1,000,000	700,000
CCO Holdings LLC
8.750% due 11/15/13	1,000,000	860,000
Charter Communications Holdings II LLC
10.250% due 09/15/10	4,000,000	3,660,000
Charter Communications Inc
10.875% due 09/15/14 † ~	1,500,000	1,488,750
Charter Communications Operating LLC
8.000% due 04/30/12 ~	4,000,000	3,690,000
Clear Channel Communications Inc
5.500% due 09/15/14	500,000	360,452
6.250% due 03/15/11	500,000	441,536
Cooper-Standard Automotive Inc
7.000% due 12/15/12	1,000,000	865,000
8.375% due 12/15/14	500,000	381,250
Desarrolladora Homex SAB de CV (Mexico)
7.500% due 09/28/15	2,000,000	1,995,000
Dex Media West LLC
9.875% due 08/15/13	2,418,000	2,109,705
DIRECTV Holdings LLC
6.375% due 06/15/15	4,000,000	3,750,000
Education Management LLC
10.250% due 06/01/16 †	1,500,000	1,200,000
Fontainebleau Las Vegas Holdings LLC
10.250% due 06/15/15 † ~	1,000,000	710,000
Ford Motor Co
7.450% due 07/16/31	4,000,000	2,660,000
Galaxy Entertainment Finance Co Ltd (United Kingdom)
9.875% due 12/15/12 ~	3,000,000	2,992,500
General Motors Corp
7.125% due 07/15/13 †	4,000,000	3,090,000
8.250% due 07/15/23 †	3,000,000	2,115,000
8.375% due 07/15/33 †	2,500,000	1,775,000
General Nutrition Centers Inc
7.199% due 03/15/14 §	2,000,000	1,680,000
Great Canadian Gaming Corp (Canada)
7.250% due 02/15/15 ~	1,500,000	1,434,375
Greektown Holdings LLC
10.750% due 12/01/13 ~	2,000,000	1,830,000
Hanesbrands Inc
8.204% due 12/15/14 §	1,000,000	892,500
Harrah’s Operating Co Inc
10.750% due 02/01/16 † ~	8,786,000	7,446,135
Herbst Gaming Inc
8.125% due 06/01/12	500,000	93,750
Idearc Inc
8.000% due 11/15/16	3,000,000	1,957,500
Jarden Corp
7.500% due 05/01/17	2,000,000	1,760,000
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14	3,000,000	2,958,750
Keystone Automotive Operations Inc
9.750% due 11/01/13	1,000,000	565,000
Lamar Media Corp
6.625% due 08/15/15 †	2,750,000	2,433,750
Landry’s Restaurants Inc
9.500% due 12/15/14 †	3,500,000	3,430,000
Las Vegas Sands Corp
6.375% due 02/15/15	4,000,000	3,550,000
Lear Corp
8.500% due 12/01/13	1,000,000	895,000
Levi Strauss & Co
8.875% due 04/01/16	2,500,000	2,400,000
LIN Television Corp
6.500% due 05/15/13	1,000,000	932,500
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Local TV Finance LLC
9.250% due 06/15/15 ~	$1,000,000	$806,250
Mandalay Resort Group
6.500% due 07/31/09	1,500,000	1,501,875
Marquee Holdings Inc
9.505% due 08/15/14 §	1,000,000	752,500
Mashantucket Western Pequot Tribe
8.500% due 11/15/15 ~	1,000,000	885,000
Mediacom Broadband LLC
8.500% due 10/15/15	1,000,000	845,000
Mediacom LLC
9.500% due 01/15/13	2,500,000	2,312,500
Medianews Group Inc
6.875% due 10/01/13 †	2,500,000	1,231,250
MGM MIRAGE
6.000% due 10/01/09	750,000	748,125
6.625% due 07/15/15 †	1,000,000	875,000
6.750% due 09/01/12 †	2,500,000	2,331,250
6.875% due 04/01/16	1,000,000	880,000
7.500% due 06/01/16	3,000,000	2,677,500
Michaels Stores Inc
10.000% due 11/01/14 †	2,000,000	1,760,000
11.375% due 11/01/16 †	2,000,000	1,580,000
Mobile Storage Group Inc
9.750% due 08/01/14	1,000,000	940,000
Mohegan Tribal Gaming Authority
7.125% due 08/15/14 †	1,000,000	825,000
Morris Publishing Group LLC
7.000% due 08/01/13	2,000,000	1,150,000
Nebraska Book Co Inc
8.625% due 03/15/12	2,000,000	1,800,000
Neiman-Marcus Group Inc
9.000% due 10/15/15	2,500,000	2,512,500
10.375% due 10/15/15 †	500,000	502,500
Network Communications Inc
10.750% due 12/01/13	2,000,000	1,500,000
Newland International Properties Corp (Panama)
9.500% due 11/15/14 ~	1,000,000	890,000
Nielsen Finance LLC
0.000% due 08/01/16 §	1,500,000	956,250
10.000% due 08/01/14	2,000,000	2,000,000
NPC International Inc
9.500% due 05/01/14	1,000,000	910,000
NTL Cable PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	1,800,000
Penske Auto Group Inc
7.750% due 12/15/16	2,000,000	1,740,000
Perry Ellis International Inc
8.875% due 09/15/13	1,500,000	1,440,000
Pinnacle Entertainment Inc
7.500% due 06/15/15 ~	2,000,000	1,585,000
Quebecor Media Inc (Canada)
7.750% due 03/15/16 ~	1,000,000	905,100
R.H. Donnelley Corp
6.875% due 01/15/13 †	3,000,000	1,845,000
8.875% due 01/15/16 †	3,000,000	1,912,500
8.875% due 10/15/17 ~	2,250,000	1,417,500
Riddell Bell Holdings Inc
8.375% due 10/01/12	2,000,000	1,635,000
Salem Communications Holding Corp
7.750% due 12/15/10	3,000,000	2,838,750
Sally Holdings LLC
9.250% due 11/15/14 †	1,000,000	1,002,500
10.500% due 11/15/16 †	1,000,000	930,000
San Pasqual Casino
8.000% due 09/15/13 ~	1,000,000	937,500
Sealy Mattress Co
8.250% due 06/15/14 †	1,500,000	1,260,000
Seminole Hard Rock Entertainment Inc
5.300% due 03/15/14 ~ §	1,000,000	797,500
Service Corp International
7.375% due 10/01/14	500,000	503,125
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/15 ~	500,000	445,000
Sirius Satellite Radio Inc
9.625% due 08/01/13	3,000,000	2,542,500
Six Flags Inc
8.875% due 02/01/10 †	1,000,000	685,000
9.750% due 04/15/13 †	1,000,000	580,000
Station Casinos Inc
6.500% due 02/01/14 †	1,000,000	605,000
6.625% due 03/15/18 †	500,000	280,000
6.875% due 03/01/16 †	2,500,000	1,468,750
7.750% due 08/15/16 †	1,500,000	1,215,000
Tenneco Inc
8.125% due 11/15/15 ~	1,000,000	997,500
8.625% due 11/15/14	1,000,000	987,500
10.250% due 07/15/13	1,029,000	1,095,885
The Goodyear Tire & Rubber Co
8.663% due 12/01/09 §	1,000,000	998,750
The River Rock Entertainment Authority
9.750% due 11/01/11	3,000,000	3,000,000
Travelport LLC
9.875% due 09/01/14	3,000,000	2,707,500
TRW Automotive Inc
7.000% due 03/15/14 ~	3,000,000	2,782,500
Turning Stone Resort Casino Enterprise
9.125% due 09/15/14 ~	1,000,000	960,000
United Components Inc
9.375% due 06/15/13	1,500,000	1,381,875
Universal City Florida Holding Co
7.989% due 05/01/10 §	1,000,000	975,000
8.375% due 05/01/10	1,500,000	1,477,500
Univision Communications Inc
9.750% due 03/15/15 † ~	4,000,000	2,440,000
USI Holdings Corp
6.940% due 11/15/14 ~ §	1,000,000	727,500
Valassis Communications Inc
8.250% due 03/01/15	4,000,000	3,310,000
Videotron Ltee (Canada)
6.375% due 12/15/15	500,000	440,000
6.875% due 01/15/14	3,000,000	2,782,500
WESCO Distribution Inc
7.500% due 10/15/17 †	2,500,000	2,237,500
Wynn Las Vegas LLC
6.625% due 12/01/14 ~	1,500,000	1,451,250
6.625% due 12/01/14	1,000,000	967,500
XM Satellite Radio Inc
9.750% due 05/01/14 †	3,000,000	2,910,000
Yankee Acquisition Corp
8.500% due 02/15/15 †	2,000,000	1,625,000
9.750% due 02/15/17 †	500,000	400,000

		183,944,438

Consumer Staples - 3.30%

Constellation Brands Inc
7.250% due 09/01/16	2,250,000	2,199,375
7.250% due 05/15/17	2,000,000	1,950,000
Cosan Finance Ltd (Brazil)
7.000% due 02/01/17 ~	2,000,000	1,845,000
Couche-Tard U.S. LP
7.500% due 12/15/13	2,000,000	2,005,000
Dean Foods Co
7.000% due 06/01/16	1,000,000	880,000
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Dole Food Co Inc
7.250% due 06/15/10	$1,000,000	$775,000
8.750% due 07/15/13 †	500,000	377,500
8.875% due 03/15/11 †	356,000	290,140
Pilgrim’s Pride Corp
8.375% due 05/01/17 †	2,000,000	1,770,000
Reynolds American Inc
7.625% due 06/01/16	2,000,000	2,114,328
Rite Aid Corp
9.500% due 06/15/17	1,000,000	790,000
Smithfield Foods Inc
7.000% due 08/01/11	2,000,000	1,980,000
7.750% due 07/01/17 †	2,000,000	1,960,000
Spectrum Brands Inc
11.500% due 10/02/13 §	500,000	417,500
Stater Brothers Holdings Inc
7.750% due 04/15/15	2,500,000	2,375,000
8.125% due 06/15/12	1,000,000	1,007,500
SUPERVALU Inc
7.500% due 11/15/14 †	3,000,000	3,045,000

		25,781,343

Energy - 9.96%

Chaparral Energy Inc
8.875% due 02/01/17 †	1,000,000	872,500
Chesapeake Energy Corp
6.375% due 06/15/15	1,000,000	975,000
6.500% due 08/15/17	1,000,000	970,000
7.000% due 08/15/14	1,500,000	1,511,250
7.500% due 09/15/13 †	1,000,000	1,035,000
7.750% due 01/15/15	1,000,000	1,035,000
Cie Generale de Geophysique-Veritas (France)
7.500% due 05/15/15 †	2,500,000	2,550,000
Complete Production Services Inc
8.000% due 12/15/16	2,000,000	1,930,000
Compton Petroleum Finance Corp (Canada)
7.625% due 12/01/13	3,000,000	2,887,500
Denbury Resources Inc
7.500% due 04/01/13	1,000,000	1,027,500
7.500% due 12/15/15	2,000,000	2,055,000
El Paso Corp
6.875% due 06/15/14 †	1,000,000	1,024,776
7.000% due 06/15/17	1,000,000	1,033,509
El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	3,000,000	3,082,317
Encore Acquisition Co
7.250% due 12/01/17	2,000,000	1,920,000
Forest Oil Corp
7.250% due 06/15/19	2,000,000	2,045,000
GulfMark Offshore Inc
7.750% due 07/15/14	1,000,000	1,020,000
Hilcorp Energy LP
7.750% due 11/01/15 † ~	2,000,000	1,885,000
Inergy LP
6.875% due 12/15/14	2,000,000	1,960,000
Key Energy Services Inc
8.375% due 12/01/14 ~	2,000,000	2,005,000
Kinder Morgan Finance Co (Canada)
5.700% due 01/05/16	5,000,000	4,762,500
Mariner Energy Inc
8.000% due 05/15/17	1,000,000	960,000
MarkWest Energy Partners LP
8.500% due 07/15/16	1,500,000	1,518,750
OPTI Canada Inc (Canada)
7.875% due 12/15/14	2,500,000	2,456,250
Peabody Energy Corp
6.875% due 03/15/13	1,000,000	1,020,000
7.375% due 11/01/16	2,000,000	2,080,000
Petrohawk Energy Corp
9.125% due 07/15/13	2,000,000	2,065,000
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,835,000
7.000% due 05/01/17 ~	1,500,000	1,346,250
PHI Inc
7.125% due 04/15/13 †	2,000,000	1,845,000
Plains Exploration & Production Co
7.750% due 06/15/15	1,500,000	1,503,750
Pride International Inc
7.375% due 07/15/14	2,000,000	2,090,000
Quicksilver Resources Inc
7.125% due 04/01/16 †	1,500,000	1,455,000
Sabine Pass LNG LP
7.500% due 11/30/16	4,000,000	3,880,000
SemGroup LP
8.750% due 11/15/15 ~	3,000,000	2,760,000
Southern Star Central Corp
6.750% due 03/01/16	1,500,000	1,447,500
Southwestern Energy Co
7.500% due 02/01/18 ~	1,000,000	1,040,000
Stallion Oilfield Services
9.750% due 02/01/15 ~	2,000,000	1,380,000
TNK-BP Finance SA (Luxembourg)
7.500% due 03/13/13 ~	1,500,000	1,468,125
7.500% due 07/18/16 ~	2,000,000	1,862,500
Venoco Inc
8.750% due 12/15/11	1,000,000	912,500
VeraSun Energy Corp
9.375% due 06/01/17 ~	2,000,000	1,380,000
Whiting Petroleum Corp
7.000% due 02/01/14	2,000,000	1,990,000
7.250% due 05/01/12	1,000,000	992,500
Williams Partners LP
7.250% due 02/01/17	1,000,000	1,010,000

		77,884,977

Financials - 7.30%

Ace Cash Express Inc
10.250% due 10/01/14 ~	500,000	410,000
Arch Western Finance LLC
6.750% due 07/01/13	3,000,000	3,007,500
CCM Merger Inc
8.000% due 08/01/13 ~	2,000,000	1,690,000
Chukchansi Economic Development Authority
8.238% due 11/15/12 ~ §	1,000,000	870,000
E*TRADE FINANCIAL Corp
8.000% due 06/15/11 †	2,000,000	1,680,000
First Data Corp
9.875% due 09/24/15 † ~	3,000,000	2,471,250
Ford Motor Credit Co LLC
7.127% due 01/13/12 §	3,000,000	2,221,029
7.375% due 10/28/09	1,000,000	911,455
8.050% due 06/15/11 † §	3,845,000	3,054,180
8.708% due 04/15/12 §	2,000,000	1,879,764
9.750% due 09/15/10	1,000,000	891,233
9.875% due 08/10/11	1,000,000	892,359
General Motors Acceptance Corp LLC
6.625% due 05/15/12	1,000,000	757,115
6.875% due 09/15/11	10,000,000	7,659,100
8.000% due 11/01/31	4,000,000	2,872,876
Host Hotels & Resorts LP
6.750% due 06/01/16	1,000,000	940,000
7.000% due 08/15/12	1,000,000	982,500
7.125% due 11/01/13	2,000,000	1,970,000
HUB International Holdings Inc
10.250% due 06/15/15 ~	2,000,000	1,482,500
iPayment Inc
9.750% due 05/15/14	1,950,000	1,740,375
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
KAR Holdings Inc
8.750% due 05/01/14	$1,250,000	$1,118,750
Momentive Performance Materials Inc
9.750% due 12/01/14	3,000,000	2,707,500
11.500% due 12/01/16 †	1,000,000	766,250
NCO Group Inc
7.940% due 11/15/13 §	2,000,000	1,630,000
Nuveen Investments Inc
10.500% due 11/15/15 ~	2,500,000	2,156,250
Residential Capital LLC
8.375% due 06/30/10	3,000,000	1,522,500
Rouse Co LP
6.750% due 05/01/13 † ~	4,000,000	3,467,088
Ventas Realty LP
6.625% due 10/15/14	1,250,000	1,237,500
6.750% due 04/01/17 †	2,000,000	1,965,000
9.000% due 05/01/12	2,000,000	2,115,000

		57,069,074

Health Care - 6.60%

Bausch & Lomb Inc
9.875% due 11/01/15 † ~	3,000,000	3,060,000
Community Health Systems Inc
8.875% due 07/15/15 †	3,500,000	3,530,625
DaVita Inc
7.250% due 03/15/15	1,000,000	980,000
Elan Finance PLC (Ireland)
7.065% due 11/15/11 §	1,000,000	905,000
8.875% due 12/01/13	2,000,000	1,875,000
Hanger Orthopedic Group Inc
10.250% due 06/01/14	1,500,000	1,515,000
HCA Inc
7.875% due 02/01/11	1,000,000	987,500
9.125% due 11/15/14	2,000,000	2,065,000
9.250% due 11/15/16	6,000,000	6,240,000
9.625% due 11/15/16	1,000,000	1,040,000
HealthSouth Corp
10.750% due 06/15/16 †	2,000,000	2,110,000
IASIS Healthcare LLC
8.750% due 06/15/14	2,000,000	2,000,000
LVB Acquisition Merger Sub Inc
10.000% due 10/15/17 ~	2,000,000	2,105,000
Multiplan Inc
10.375% due 04/15/16 ~	3,000,000	2,760,000
Omnicare Inc
6.750% due 12/15/13	1,000,000	897,500
6.875% due 12/15/15	1,500,000	1,312,500
Psychiatric Solutions Inc
7.750% due 07/15/15	3,000,000	3,000,000
PTS Acquisition Corp
9.500% due 04/15/15 ~	3,000,000	2,445,000
ReAble Therapeutics Finance LLC
10.875% due 11/15/14 ~	1,000,000	942,500
Res-Care Inc
7.750% due 10/15/13	2,000,000	1,910,000
Select Medical Corp
7.625% due 02/01/15	3,000,000	2,385,000
Sun Healthcare Group Inc
9.125% due 04/15/15	1,500,000	1,455,000
Tenet Healthcare Corp
6.500% due 06/01/12 †	2,000,000	1,775,000
9.875% due 07/01/14	1,000,000	972,500
Universal Hospital Services Inc
8.288% due 06/01/15 §	500,000	447,500
8.500% due 06/01/15	500,000	502,500
Vanguard Health Holding Co II LLC
9.000% due 10/01/14 †	2,500,000	2,418,750

		51,636,875

Industrials - 8.88%

Alliant Techsystems Inc
6.750% due 04/01/16 †	2,000,000	1,955,000
Allied Waste North America Inc
6.875% due 06/01/17	3,000,000	2,955,000
7.125% due 05/15/16	1,000,000	1,002,500
7.250% due 03/15/15	3,000,000	3,011,250
7.875% due 04/15/13	1,000,000	1,033,750
Ashtead Capital Inc
9.000% due 08/15/16 † ~	2,000,000	1,630,000
Avis Budget Car Rental LLC
5.565% due 05/15/14 §	1,000,000	790,000
7.625% due 05/15/14 †	1,500,000	1,301,250
Bombardier Inc (Canada)
8.000% due 11/15/14 ~	1,000,000	1,035,000
Continental Airlines Inc
8.750% due 12/01/11	2,000,000	1,565,000
Corrections Corp of America
7.500% due 05/01/11	3,000,000	3,045,000
CSC Holdings Inc
6.750% due 04/15/12	3,000,000	2,910,000
7.250% due 07/15/08	1,250,000	1,253,125
7.625% due 04/01/11	3,000,000	2,981,250
DRS Technologies Inc
6.875% due 11/01/13	1,000,000	985,000
7.625% due 02/01/18	1,000,000	1,005,000
FTI Consulting Inc
7.625% due 06/15/13	1,000,000	1,030,000
7.750% due 10/01/16	1,000,000	1,040,000
General Cable Corp
7.125% due 04/01/17	1,000,000	960,000
Grupo Transportation Ferroviaria
Mexicana SA de CV (Mexico)
9.375% due 05/01/12	2,000,000	2,075,000
Hawker Beechcraft Acquisition Co LLC
8.500% due 04/01/15 †	1,500,000	1,548,750
Kansas City Southern de Mexico SA de CV (Mexico)
7.375% due 06/01/14 ~	500,000	462,500
7.625% due 12/01/13	2,000,000	1,890,000
L-3 Communications Corp
6.125% due 07/15/13	2,000,000	1,965,000
6.375% due 10/15/15	2,000,000	1,965,000
Mobile Mini Inc
6.875% due 05/01/15	1,500,000	1,252,500
Navios Maritime Holdings Inc
9.500% due 12/15/14	1,000,000	1,001,250
Nell AF Sarl (Luxembourg)
8.375% due 08/15/15 ~	4,000,000	2,940,000
RBS Global & Rexnord Corp
9.500% due 08/01/14	1,500,000	1,410,000
Rental Service Corp
9.500% due 12/01/14 †	2,000,000	1,680,000
Terex Corp
7.375% due 01/15/14	2,500,000	2,487,500
8.000% due 11/15/17	1,000,000	1,000,000
The Geo Group Inc
8.250% due 07/15/13	2,500,000	2,531,250
The Greenbrier Cos Inc
8.375% due 05/15/15	2,500,000	2,362,500
The Hertz Corp
8.875% due 01/01/14	4,000,000	3,810,000
10.500% due 01/01/16 †	500,000	470,625
The Manitowoc Co Inc
7.125% due 11/01/13	1,000,000	995,000
TransDigm Inc
7.750% due 07/15/14	2,650,000	2,663,250
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
United Rentals North America Inc
6.500% due 02/15/12 †	$2,000,000	$1,820,000
7.750% due 11/15/13	1,500,000	1,222,500
Vangent Inc
9.625% due 02/15/15	500,000	403,750

		69,444,500

Information Technology - 5.23%

Alion Science & Technology Corp
10.250% due 02/01/15	1,000,000	570,000
Amkor Technology Inc
7.750% due 05/15/13	1,500,000	1,374,375
Avago Technologies Finance Pte (Singapore)
10.125% due 12/01/13	2,000,000	2,120,000
11.875% due 12/01/15	500,000	530,000
Celestica Inc (Canada)
7.625% due 07/01/13 †	3,000,000	2,850,000
Dycom Industries Inc
8.125% due 10/15/15	2,000,000	1,890,000
EchoStar DBS Corp
5.750% due 10/01/08	1,500,000	1,496,250
6.625% due 10/01/14	1,500,000	1,368,750
7.125% due 02/01/16	3,500,000	3,281,250
Freescale Semiconductor Inc
6.675% due 12/15/14 §	1,500,000	1,042,500
9.125% due 12/15/14	3,000,000	2,205,000
10.125% due 12/15/16 †	2,000,000	1,350,000
Iron Mountain Inc
7.750% due 01/15/15	1,000,000	1,010,000
Jabil Circuit Inc
8.250% due 03/15/18 ~	3,000,000	2,910,000
Nortel Networks Ltd (Canada)
10.125% due 07/15/13	1,000,000	920,000
NXP BV (Netherlands)
7.008% due 10/15/13 §	2,000,000	1,657,500
9.500% due 10/15/15 †	2,000,000	1,650,000
Open Solutions Inc
9.750% due 02/01/15 ~	1,000,000	780,000
Sanmina-SCI Corp
5.550% due 06/15/10 ~ §	599,000	584,025
6.750% due 03/01/13	1,000,000	872,500
8.125% due 03/01/16 †	2,000,000	1,780,000
Seagate Technology HDD Holdings (Cayman)
6.800% due 10/01/16	2,000,000	1,915,000
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14	1,500,000	1,327,500
Spansion Inc
6.201% due 06/01/13 ~ §	2,000,000	1,360,000
SunGard Data Systems Inc
9.125% due 08/15/13	3,000,000	3,045,000
10.250% due 08/15/15	1,000,000	1,010,000

		40,899,650

Materials - 8.58%

AbitibiBowater Inc
6.500% due 06/15/13	2,000,000	1,330,000
Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11 †	1,000,000	545,000
Aleris International Inc
9.000% due 12/15/14	1,000,000	735,000
10.000% due 12/15/16	1,000,000	640,000
Ball Corp
6.625% due 03/15/18	2,000,000	1,990,000
Berry Plastics Holding Corp
6.675% due 09/15/14 §	1,500,000	1,192,500
8.875% due 09/15/14	500,000	438,750
10.250% due 03/01/16	3,000,000	2,325,000
Buckeye Technologies Inc
8.500% due 10/01/13	2,500,000	2,537,500
Chemtura Corp
6.875% due 06/01/16	500,000	447,500
Cosipa Commercial Ltd (Brazil)
8.250% due 06/14/16 ~	2,000,000	2,190,000
Crown Americas LLC
7.625% due 11/15/13	3,000,000	3,075,000
7.750% due 11/15/15 †	1,000,000	1,032,500
FMG Finance Property Ltd (Australia)
10.625% due 09/01/16 ~	1,000,000	1,130,000
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	4,500,000	4,758,750
Georgia-Pacific Corp
7.000% due 01/15/15 † ~	1,000,000	942,500
7.125% due 01/15/17 ~	1,000,000	930,000
8.125% due 05/15/11 †	2,000,000	1,995,000
Graham Packaging Co Inc
8.500% due 10/15/12 †	1,000,000	905,000
9.875% due 10/15/14 †	2,000,000	1,690,000
Graphic Packaging International Corp
9.500% due 08/15/13 †	1,000,000	965,000
Hercules Inc
6.750% due 10/15/29 †	2,400,000	2,268,000
Hexion U.S. Finance Corp
9.750% due 11/15/14	3,000,000	3,232,500
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 † ~	1,000,000	782,500
Jefferson Smurfit Corp
8.250% due 10/01/12	2,000,000	1,812,500
MacDermid Inc
9.500% due 04/15/17 ~	500,000	450,000
Nalco Co
8.875% due 11/15/13	2,500,000	2,581,250
NewPage Corp
10.000% due 05/01/12 ~	1,000,000	1,020,000
10.000% due 05/01/12	1,500,000	1,530,000
Nortek Inc
8.500% due 09/01/14	4,000,000	2,980,000
Owens-Brockway Glass Container Inc
8.250% due 05/15/13	2,000,000	2,080,000
Plastipak Holdings Inc
8.500% due 12/15/15 ~	1,000,000	915,000
PNA Group Inc
10.750% due 09/01/16	1,000,000	875,000
Range Resources Corp
7.500% due 05/15/16 †	2,000,000	2,060,000
Rock-Tenn Co
9.250% due 03/15/16 ~	500,000	520,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	2,000,000	1,950,000
Smurfit-Stone Container Enterprises Inc
8.000% due 03/15/17	1,000,000	845,000
Steel Dynamics Inc
6.750% due 04/01/15	2,000,000	1,970,000
7.375% due 11/01/12 ~	1,500,000	1,522,500
Texas Industries Inc
7.250% due 07/15/13	1,000,000	977,500
Tronox Worldwide LLC
9.500% due 12/01/12	2,000,000	1,720,000
Verso Paper Holdings LLC
9.125% due 08/01/14 †	500,000	485,000
Vitro SAB de CV (Mexico)
8.625% due 02/01/12	2,000,000	1,855,000
9.125% due 02/01/17	1,000,000	835,000

		67,061,750

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Telecommunication Services - 6.01%

Alltel Corp
7.000% due 07/01/12	$2,000,000	$1,610,000
American Tower Corp
7.000% due 10/15/17 ~	2,000,000	2,010,000
Centennial Communications Corp
10.000% due 01/01/13 †	2,000,000	1,870,000
10.479% due 01/01/13 §	2,000,000	1,750,000
Cincinnati Bell Inc
7.000% due 02/15/15 †	1,000,000	910,000
Citizens Communications Co
6.625% due 03/15/15	4,000,000	3,600,000
Cricket Communications Inc
9.375% due 11/01/14 ~	1,500,000	1,413,750
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 ~	2,500,000	2,093,750
Hawaiian Telcom Communications Inc
10.318% due 05/01/13 † §	2,000,000	1,050,000
Intelsat Subsidiary Holding Co Ltd (Bermuda)
8.250% due 01/15/13	4,500,000	4,556,250
iPCS Inc
5.364% due 05/01/13 §	1,000,000	775,000
6.489% due 05/01/14 §	1,000,000	775,000
Level 3 Financing Inc
8.750% due 02/15/17	2,000,000	1,530,000
9.250% due 11/01/14	1,000,000	822,500
MetroPCS Wireless Inc
9.250% due 11/01/14	4,000,000	3,700,000
Qwest Capital Funding Inc
7.000% due 08/03/09	1,000,000	1,000,000
Qwest Communications International Inc
7.250% due 02/15/11	3,000,000	2,895,000
7.500% due 02/15/14	3,000,000	2,835,000
Qwest Corp
6.500% due 06/01/17	1,000,000	907,500
Rural Cellular Corp
8.989% due 11/01/12 §	2,000,000	2,010,000
Syniverse Technologies Inc
7.750% due 08/15/13	2,000,000	1,885,000
West Corp
9.500% due 10/15/14	3,000,000	2,700,000
11.000% due 10/15/16 †	1,000,000	850,000
Windstream Corp
8.125% due 08/01/13	3,500,000	3,456,250

		47,005,000

Utilities - 6.85%

Allegheny Energy Supply Co LLC
8.250% due 04/15/12 ~	142,000	154,070
AmeriGas Partners LP
7.250% due 05/20/15	2,000,000	1,980,000
Dynegy Holdings Inc
7.750% due 06/01/19	2,000,000	1,880,000
8.375% due 05/01/16	4,500,000	4,477,500
Edison Mission Energy
7.200% due 05/15/19	4,000,000	3,970,000
7.500% due 06/15/13	1,000,000	1,030,000
7.750% due 06/15/16 †	2,000,000	2,070,000
Energy Future Holdings Corp
10.875% due 11/01/17 ~	3,500,000	3,552,500
Ferrellgas Partners LP
8.750% due 06/15/12	1,000,000	1,021,250
Intergen NV (Netherlands)
9.000% due 06/30/17 ~	2,000,000	2,100,000
Mirant Americas Generation LLC
8.300% due 05/01/11	1,500,000	1,537,500
Mirant North America LLC
7.375% due 12/31/13	1,500,000	1,522,500
NRG Energy Inc
7.250% due 02/01/14	3,000,000	2,970,000
7.375% due 02/01/16	2,500,000	2,456,250
7.375% due 01/15/17	1,000,000	975,000
Reliant Energy Inc
6.750% due 12/15/14	1,000,000	1,022,500
7.875% due 06/15/17 †	3,000,000	3,000,000
Sierra Pacific Resources
8.625% due 03/15/14	1,045,000	1,102,539
Southern Union Co
7.200% due 11/01/66 §	3,000,000	2,647,200
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15 † ~	7,000,000	7,008,750
The AES Corp
7.750% due 03/01/14	2,000,000	2,022,500
8.000% due 10/15/17	3,500,000	3,561,250
8.875% due 02/15/11 †	1,412,000	1,486,130

		53,547,439

Total Corporate Bonds & Notes (Cost $736,260,988)		674,275,046

CONVERTIBLE CORPORATE BONDS & NOTES - 0.19%

Health Care - 0.09%

Omnicare Inc
3.250% due 12/15/35	1,000,000	667,500

Industrials - 0.10%

WESCO International Inc
1.750% due 11/15/26 †	1,000,000	833,750

Total Convertible Corporate Bonds & Notes (Cost $1,976,007)		1,501,250

SENIOR LOAN NOTES - 5.64%

Consumer Discretionary - 1.59%

Aramark Corp SR Secured
5.198% due 01/26/14 §	58,426	54,580
Aramark Corp SR Secured Term B
4.571% due 01/26/14 §	919,664	859,120
Catalina Marketing Corp Term B
5.696% due 10/01/14 §	1,990,000	1,835,775
HBI Branded Apparel (2nd Lien)
6.994% due 03/05/14 §	1,000,000	968,958
Idearc Inc Term B
4.700% due 11/15/14 §	42,105	33,878
4.710% due 11/15/14 §	945,395	760,689
Lear Corp Term B
5.204% due 04/25/12 §	2,073,000	1,899,676
5.435% due 04/25/12 §	900,000	824,751
Levi Strauss & Co
5.330% due 03/27/14 §	2,000,000	1,656,666
TL Acquisitions Inc Term B
5.200% due 06/29/14 §	1,990,000	1,712,395
Tropicana Las Vegas
4.946% due 07/03/08 §	2,000,000	1,825,000

		12,431,488

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
Energy - 0.86%

Sandridge Energy Inc
8.625% due 04/01/15 §	$5,000,000	$4,943,750
Venoco Inc (2nd Lien)
7.125% due 05/07/14 §	2,000,000	1,790,000

		6,733,750

Financials - 0.73%

First Data Corp Term B1
5.349% due 09/24/14 §	1,392,994	1,257,952
5.446% due 09/24/14 §	99,506	89,859
Nuveen Investments Inc
5.654% due 11/13/14 §	1,444,925	1,310,908
5.704% due 11/13/14 §	1,555,075	1,410,842
Realogy Corp
2.553% due 10/10/13 §	421,061	342,726
Realogy Corp Term B
7.505% due 10/10/13 §	1,563,939	1,272,981

		5,685,268

Health Care - 0.59%

Biomet Inc Term B
5.696% due 03/25/15 §	1,990,000	1,922,071
HCA Inc Term B
4.946% due 11/18/13 §	2,962,500	2,728,939

		4,651,010

Industrials - 0.18%

TransDigm Inc Term B
4.655% due 06/23/13 §	1,500,000	1,411,250

Materials - 0.55%

Georgia-Pacific Corp Term B (1st Lien)
4.446% due 12/23/12 §	146,584	136,182
4.740% due 12/23/12 §	1,631,375	1,515,610
4.835% due 12/23/12 §	191,927	178,307
Ineos Holdings Ltd Term B2 (United Kingdom)
4.885% due 12/16/13 §	951,491	876,859
Ineos Holdings Ltd Term C2 (United Kingdom)
5.385% due 12/16/14 §	951,230	876,619
Noranda Aluminum Inc Term B
5.065% due 05/18/14 §	847,500	754,275

		4,337,852

Telecommunication Services - 0.43%

Hawaiian Telcom Communications Inc Term C
7.080% due 06/01/14 §	563,605	432,567
Intelsat Subsidiary Holding Co Ltd (Bermuda)
5.611% due 02/01/14 §	2,000,000	1,996,666
Leap Wireless Inc Term B
5.696% due 06/16/13 §	982,500	933,921

		3,363,154

Utilities - 0.71%

Calpine Corp (1st Priority)
5.575% due 03/29/14 §	952,296	853,349
Texas Competitive Electric Co Term B2
6.478% due 10/10/14 §	715,002	666,224
6.596% due 10/10/14 §	4,264,985	3,974,030

		5,493,603

Total Senior Loan Notes (Cost $47,589,622)		44,107,375

SHORT-TERM INVESTMENTS - 5.37%

Commercial Paper - 5.35%

Alcon Capital Corp
2.340% due 04/04/08	700,000	699,864
Anheuser-Busch Cos Inc
2.250% due 04/01/08	800,000	800,000
Archer-Daniels-Midland Co
2.800% due 04/18/08	5,000,000	4,993,389
AstraZeneca PLC (United Kingdom)
2.750% due 05/09/08	1,000,000	997,097
AT&T Inc
2.300% due 04/02/08	2,500,000	2,499,840
BMW U.S. Capital LLC
2.300% due 04/01/08	3,500,000	3,500,000
Colgate-Palmolive Co
2.250% due 04/09/08	3,500,000	3,498,250
ConocoPhillips
2.300% due 04/09/08	5,000,000	4,997,444
E.I. du Pont de Nemours & Co
2.220% due 04/29/08	1,800,000	1,796,892
Kimberly-Clark Worldwide Inc
2.180% due 04/10/08	1,100,000	1,099,400
New York Life Capital Corp
2.220% due 04/28/08	2,000,000	1,996,670
Pitney Bowes Inc
2.250% due 04/01/08	1,970,000	1,970,000
Praxair Inc
2.200% due 04/03/08	2,500,000	2,499,694
Procter & Gamble International Funding SCA
2.100% due 05/05/08	2,000,000	1,996,033
Teachers Insurance & Annuity
Association of America
2.200% due 04/25/08	1,450,000	1,447,873
The McGraw-Hill Cos Inc
2.200% due 04/23/08	2,000,000	1,997,311
United Parcel Service Inc
2.180% due 04/01/08	5,000,000	5,000,000

		41,789,757

Repurchase Agreement - 0.02%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $193,010; collateralized by Freddie Mac (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $199,500)	193,000	193,000

Total Short-Term Investments (Cost $41,982,757)		41,982,757

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.21% (Cost $832,917,044)		767,873,024

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.40%

The Mellon GSL DBT II Collateral Fund 3.192% Δ (Cost $96,935,087)	96,935,087	$96,935,087

TOTAL INVESTMENTS - 110.61% (Cost $929,852,131)		864,808,111

OTHER ASSETS & LIABILITIES, NET - (10.61%)		(82,981,793)

NET ASSETS - 100.00%		$781,826,318

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Less than 0.00% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.86%

Consumer Discretionary - 14.63%

Comcast Corp ‘A’ †	4,154,000	$80,338,360
J.C. Penney Co Inc	344,800	13,002,408
Liberty Media Corp — Entertainment ‘A’ *	1,024,660	23,198,302
Liberty Media Corp — Interactive ‘A’ * †	1,352,825	21,834,596
Lowe’s Cos Inc	605,500	13,890,170
Macy’s Inc	564,500	13,017,370
News Corp ‘B’	1,650,600	31,427,424
The Home Depot Inc †	463,400	12,961,298
Time Warner Inc †	4,791,200	67,172,624
Viacom Inc ‘B’ *	2,100,100	83,205,962

		360,048,514

Consumer Staples - 20.30%

Altria Group Inc	625,200	13,879,440
Anheuser-Busch Cos Inc	504,100	23,919,545
Cadbury Schweppes PLC ADR (United Kingdom)	1,328,300	58,737,426
CVS Caremark Corp	967,800	39,205,578
Kimberly-Clark Corp	593,400	38,303,970
Kraft Foods Inc ‘A’	1,849,079	57,339,940
Philip Morris International Inc *	625,200	31,622,616
Sara Lee Corp	615,700	8,607,486
The Coca-Cola Co	887,200	54,003,864
The Procter & Gamble Co	329,700	23,102,079
Unilever NV ‘NY’ (Netherlands)	1,647,000	55,553,310
Wal-Mart Stores Inc	1,807,400	95,213,832

		499,489,086

Financials - 25.08%

Aflac Inc †	190,500	12,372,975
American International Group Inc	579,200	25,050,400
Bank of America Corp †	2,285,400	86,639,514
Barclays PLC ADR † (United Kingdom)	60,000	2,172,000
Berkshire Hathaway Inc ‘B’ *	3,813	17,055,168
Citigroup Inc	2,707,400	57,992,508
Fannie Mae	222,700	5,861,464
Freddie Mac †	603,800	15,288,216
Genworth Financial Inc ‘A’	395,800	8,960,912
JPMorgan Chase & Co	931,900	40,025,105
Merrill Lynch & Co Inc †	524,600	21,372,204
MetLife Inc †	447,600	26,972,376
The Bank of New York Mellon Corp	979,054	40,855,923
The Chubb Corp †	1,266,540	62,668,399
The Hartford Financial Services Group Inc	357,000	27,049,890
The PNC Financial Services Group Inc	371,700	24,372,369
The Travelers Cos Inc	442,500	21,173,625
Torchmark Corp †	199,700	12,003,967
U.S. Bancorp †	527,000	17,053,720
Wachovia Corp †	2,000,400	54,010,800
Wells Fargo & Co †	1,308,900	38,088,990

		617,040,525

Health Care - 13.92%

Abbott Laboratories	580,600	32,020,090
Boston Scientific Corp *	1,542,600	19,853,262
Bristol-Myers Squibb Co	2,522,400	53,727,120
Cardinal Health Inc	724,200	38,027,742
Eli Lilly & Co	467,700	24,128,643
GlaxoSmithKline PLC ADR † (United Kingdom)	260,000	11,031,800
Pfizer Inc	1,689,000	35,350,770
Roche Holding AG ADR (Switzerland)	86,900	8,209,878
Schering-Plough Corp	2,372,400	34,186,284
UnitedHealth Group Inc	257,200	8,837,392
WellPoint Inc *	165,400	7,299,102
Wyeth	1,671,500	69,801,840

		342,473,923

Industrials - 2.10%

General Electric Co	873,002	32,309,804
Southwest Airlines Co †	1,564,400	19,398,560

		51,708,364

Information Technology - 6.70%

Alcatel-Lucent ADR † (France)	1,429,800	8,235,648
Cognex Corp †	56,700	1,237,761
Computer Sciences Corp * †	217,800	8,884,062
Dell Inc *	1,191,500	23,734,680
eBay Inc *	312,700	9,330,968
Flextronics International Ltd * (Singapore)	147,600	1,385,964
Hewlett-Packard Co †	376,200	17,177,292
Intel Corp †	566,700	12,002,706
International Business Machines Corp †	326,000	37,535,640
KLA-Tencor Corp †	252,400	9,364,040
Microsoft Corp	397,700	11,286,726
Telefonaktiebolaget LM Ericsson ADR † (Sweden)	305,900	6,010,935
Texas Instruments Inc	245,000	6,926,150
The Western Union Co	550,000	11,698,500

		164,811,072

Materials - 8.04%

Alcoa Inc	319,800	11,531,988
E.I. du Pont de Nemours & Co	1,396,267	65,289,445
International Paper Co †	3,469,617	94,373,582
Rohm & Haas Co †	493,800	26,704,704

		197,899,719

Telecommunication Services - 5.09%

AT&T Inc †	1,254,700	48,055,010
Verizon Communications Inc †	2,121,100	77,314,095

		125,369,105

Total Common Stocks (Cost $2,715,184,356)		2,358,840,308

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.58%

U.S. Government Agency Issue - 3.58%

Federal Home Loan Bank 1.500% due 04/01/08	$88,000,000	88,000,000

Repurchase Agreement - 0.00%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $82,004; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $84,788)	82,000	82,000

Total Short-Term Investments (Cost $88,082,000)		88,082,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.44% (Cost $2,803,266,356)		2,446,922,308

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.21%

The Mellon GSL DBT II Collateral Fund 3.192% Δ (Cost $177,501,471)	177,501,471	$177,501,471

TOTAL INVESTMENTS - 106.65% (Cost $2,980,767,827)		2,624,423,779

OTHER ASSETS & LIABILITIES, NET - (6.65%)		(163,735,580)

NET ASSETS - 100.00%		$2,460,688,199

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.80%

Consumer Discretionary - 32.04%

Abercrombie & Fitch Co ‘A’ †	471,697	$34,499,919
Apollo Group Inc ‘A’ * †	260,103	11,236,450
Choice Hotels International Inc	358,037	12,212,642
Coach Inc *	670,531	20,216,510
Ctrip.com International Ltd ADR (Cayman)	499,334	26,474,689
Discovery Holding Co ‘A’ * †	838,136	17,785,246
Focus Media Holding Ltd ADR * † (Cayman)	287,641	10,110,581
Gafisa SA ADR * † (Brazil)	502,143	16,751,490
Grupo Televisa SA ADR † (Mexico)	826,729	20,039,911
Lamar Advertising Co ‘A’ * †	383,148	13,766,508
Li & Fung Ltd + (Bermuda)	7,698,000	28,835,196
Lululemon Athletica Inc * †	444,404	12,634,406
Marriott International Inc ‘A’ †	543,221	18,665,073
Mohawk Industries Inc * †	157,526	11,280,437
Morningstar Inc * †	278,908	17,111,006
New Oriental Education & Technology Group Inc ADR * (Cayman)	189,946	12,319,897
NVR Inc * †	20,258	12,104,155
priceline.com Inc * †	216,241	26,134,887
Starbucks Corp *	1,580,909	27,665,907
Wynn Resorts Ltd †	538,887	54,233,588

		404,078,498

Energy - 11.29%

Range Resources Corp †	234,355	14,869,825
Southwestern Energy Co * †	1,472,124	49,595,858
Ultra Petroleum Corp * (Canada)	1,005,881	77,955,778

		142,421,461

Financials - 9.61%

Alleghany Corp * †	40,804	13,934,593
Brookfield Asset Management Inc ‘A’ (Canada)	515,950	13,842,938
Calamos Asset Management Inc ‘A’ †	668,193	10,878,182
Forest City Enterprises Inc ‘A’ †	469,482	17,276,938
GLG Partners Inc * †	974,042	11,561,879
IntercontinentalExchange Inc * †	163,989	21,400,564
Leucadia National Corp †	712,560	32,221,963

		121,117,057

Health Care - 7.80%

Allergan Inc	289,796	16,341,596
Gen-Probe Inc * †	363,062	17,499,588
Illumina Inc * †	496,326	37,671,143
Techne Corp * †	399,161	26,887,485

		98,399,812

Industrials - 14.10%

Aecom Technology Corp *	352,963	9,180,568
C.H. Robinson Worldwide Inc †	617,412	33,587,213
Covanta Holding Corp *	484,060	13,311,650
Expeditors International of Washington Inc †	570,777	25,787,705
Grupo Aeroportuario del Pacifico SA de CV ADR (Mexico)	409,443	18,424,935
IHS Inc ‘A’ * †	319,193	20,527,302
Monster Worldwide Inc *	599,742	14,519,754
Stericycle Inc * †	341,674	17,596,211
The Corporate Executive Board Co †	436,841	17,683,324
UAL Corp †	331,763	7,142,857

		177,761,519

Information Technology - 11.88%

Akamai Technologies Inc *	404,317	11,385,567
Alibaba.com Ltd * † (Cayman)	7,375,700	15,277,095
Baidu.com Inc ADR * (Cayman)	119,421	28,616,854
Equinix Inc * †	184,939	12,296,594
Iron Mountain Inc * †	582,339	15,397,043
NHN Corp * + (South Korea)	87,982	20,660,523
salesforce.com inc * †	356,965	20,657,565
Tencent Holdings Ltd + (Cayman)	4,413,400	25,468,379

		149,759,620

Materials - 5.34%

Martin Marietta Materials Inc †	299,761	31,825,625
Nalco Holding Co †	1,145,232	24,221,657
Texas Industries Inc †	187,775	11,287,155

		67,334,437

Telecommunication Services - 1.11%

NII Holdings Inc *	441,494	14,030,679

Utilities - 1.63%

Questar Corp †	362,662	20,512,163

Total Common Stocks (Cost $1,242,783,375)		1,195,415,246

OPEN-END MUTUAL FUND - 2.40%

Aeroplan Income Fund (Canada)	1,704,449	30,304,637

Total Open-End Mutual Fund (Cost $26,767,679)		30,304,637

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.69%

U.S. Government Agency Issue - 2.67%

Federal Home Loan Bank 1.500% due 04/01/08	$33,700,000	33,700,000

Repurchase Agreement - 0.02%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $220,012; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $224,438)	220,000	220,000

Total Short-Term Investments (Cost $33,920,000)		33,920,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.89% (Cost $1,303,471,054)		1,259,639,883

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 30.07%

The Mellon GSL DBT II Collateral Fund 3.192% Δ (Cost $379,186,494)	379,186,494	$379,186,494

TOTAL INVESTMENTS - 129.96% (Cost $1,682,657,548)		1,638,826,377

OTHER ASSETS & LIABILITIES, NET - (29.96%)		(377,810,272)

NET ASSETS - 100.00%		$1,261,016,105

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $74,964,098 or 5.94% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.61%

Consumer Discretionary - 6.67%

Millennium & Copthorne Hotels PLC + (United Kingdom)	651,570	$5,372,849
Morgans Hotel Group Co * †	536,220	7,946,780
Starwood Hotels & Resorts Worldwide Inc	1,003,305	51,921,034

		65,240,663

Financials - 85.59%

Acadia Realty Trust REIT †	276,150	6,669,022
AMB Property Corp REIT †	338,230	18,406,477
AvalonBay Communities Inc REIT †	604,533	58,349,525
Boston Properties Inc REIT †	512,090	47,148,126
Brandywine Realty Trust REIT †	55,987	949,540
BRE Properties Inc REIT †	67,223	3,062,680
Brookfield Properties Corp (Canada)	2,372,777	45,818,324
Camden Property Trust REIT †	312,956	15,710,391
Care Investment Trust Inc REIT	90,820	958,151
Cedar Shopping Centers Inc REIT †	12,830	149,854
DCT Industrial Trust Inc REIT †	369,473	3,679,951
Developers Diversified Realty Corp REIT †	110,540	4,629,415
DiamondRock Hospitality Co REIT †	258,690	3,277,602
Douglas Emmett Inc REIT †	273,658	6,036,895
Duke Realty Corp REIT †	786,685	17,944,285
Equity Lifestyle Properties Inc REIT †	319,037	15,750,857
Equity One Inc REIT †	2,200	52,734
Equity Residential REIT †	1,641,567	68,108,615
Essex Property Trust Inc REIT †	118,795	13,540,254
Extendicare REIT (Canada)	40,170	457,878
Federal Realty Investment Trust REIT †	259,346	20,216,021
Forest City Enterprises Inc ‘A’ †	427,730	15,740,464
General Growth Properties Inc REIT †	496,500	18,951,405
GMH Communities Trust REIT †	358,320	3,110,218
HCP Inc REIT †	25,793	872,061
Healthcare Realty Trust Inc REIT †	767,410	20,067,772
Hersha Hospitality Trust REIT	455,936	4,117,102
Host Hotels & Resorts Inc REIT †	2,998,276	47,732,554
Kilroy Realty Corp REIT †	132,729	6,518,321
Kimco Realty Corp REIT †	660	25,852
Liberty Property Trust REIT †	801,792	24,943,749
Mack-Cali Realty Corp REIT †	723,421	25,833,364
Parkway Properties Inc REIT †	33,159	1,225,557
Plum Creek Timber Co Inc REIT †	185,173	7,536,541
Post Properties Inc REIT †	508,291	19,630,198
ProLogis REIT †	378,735	22,292,342
PS Business Parks Inc REIT †	107,417	5,574,942
Public Storage REIT †	211,128	18,710,163
Ramco-Gershenson Properties Trust REIT †	104,750	2,211,272
Regency Centers Corp REIT †	573,169	37,118,424
Senior Housing Properties Trust REIT †	1,032,940	24,480,678
Simon Property Group Inc REIT †	916,885	85,187,785
SL Green Realty Corp REIT †	54,450	4,436,042
Sovran Self Storage Inc REIT †	174,777	7,464,726
Strategic Hotels & Resorts Inc REIT †	1,134,374	14,894,331
Taubman Centers Inc REIT †	156,520	8,154,692
The Macerich Co REIT †	349,384	24,551,214
U-Store-It Trust REIT †	63,720	721,948
Ventas Inc REIT †	28,000	1,257,480
Vornado Realty Trust REIT †	381,775	32,912,823
Weingarten Realty Investors REIT †	9,990	344,056

		837,534,673

Health Care - 1.35%

Assisted Living Concepts Inc ‘A’ * †	928,588	5,469,384
Brookdale Senior Living Inc †	324,180	7,747,902

		13,217,286

Total Common Stocks (Cost $850,167,389)		915,992,622

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.94%

Repurchase Agreement - 5.94%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $58,195,071; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $59,356,238)	$58,192,000	58,192,000

Total Short-Term Investment (Cost $58,192,000)		58,192,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.55% (Cost $908,359,389)		974,184,622

	Shares
SECURITIES LENDING COLLATERAL - 30.13%

The Mellon GSL DBT II Collateral Fund 3.192% Δ (Cost $294,798,315)	294,798,315	294,798,315

TOTAL INVESTMENTS - 129.68% (Cost $1,203,157,704)		1,268,982,937

OTHER ASSETS & LIABILITIES, NET — (29.68%)		(290,446,319)

NET ASSETS - 100.00%		$978,536,618

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
Notes to Schedule of Investments
(a) As of March 31, 2008, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	21.25%
Office/Industrial	21.14%
Residential	18.55%
Lodging	13.82%
Diversified	9.07%
Healthcare/Assisted Living	6.26%
Self Storage	2.75%
Land	0.77%

93.61%
Short-Term Investment & Securities Lending Collateral	36.07%
Other Assets & Liabilities, Net	(29.68%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $5,372,849 or 0.55% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.11%

Consumer Discretionary - 5.63%

Aaron Rents Inc †	283,041	$6,096,703
AFC Enterprises Inc * †	339,525	3,052,330
Brunswick Corp †	121,550	1,941,154
Phillips-Van Heusen Corp	132,775	5,034,828
Tempur-Pedic International Inc †	231,650	2,548,150
Triarc Cos Inc ‘B’ †	550,620	3,804,784

		22,477,949

Consumer Staples - 4.29%

Corn Products International Inc	131,830	4,896,166
Ralcorp Holdings Inc * †	134,825	7,840,074
TreeHouse Foods Inc *	192,025	4,389,691

		17,125,931

Energy - 12.74%

Arena Resources Inc *	134,475	5,205,527
Complete Production Services Inc * †	180,200	4,133,788
Concho Resources Inc *	259,100	6,643,324
Continental Resources Inc *	261,250	8,331,262
Gulfport Energy Corp * †	320,380	3,396,028
Oil States International Inc * †	118,050	5,289,820
Petrohawk Energy Corp *	339,975	6,857,296
PetroQuest Energy Inc * †	345,725	5,994,872
Superior Energy Services Inc * †	126,675	5,018,864

		50,870,781

Financials - 17.82%

Affiliated Managers Group Inc * †	60,050	5,448,937
City National Corp †	48,875	2,417,357
Cullen/Frost Bankers Inc †	132,275	7,015,866
Deerfield Capital Corp REIT	58,381	80,566
First Cash Financial Services Inc * †	370,866	3,831,046
HCC Insurance Holdings Inc	357,694	8,116,077
Hilb Rogal & Hobbs Co †	157,250	4,948,657
IPC Holdings Ltd (Bermuda)	223,800	6,266,400
KBW Inc * †	93,825	2,068,841
Prosperity Bancshares Inc †	201,675	5,780,006
Raymond James Financial Inc †	301,412	6,926,448
United Bankshares Inc †	145,475	3,876,909
United Fire & Casualty Co †	164,374	6,147,588
Waddell & Reed Financial Inc ‘A’	147,200	4,729,536
Whitney Holding Corp †	142,150	3,523,898

		71,178,132

Health Care - 6.65%

Healthspring Inc * †	308,150	4,338,752
inVentiv Health Inc * †	112,400	3,238,244
LHC Group Inc * †	271,365	4,558,932
Medical Action Industries Inc * †	196,414	3,227,082
Owens & Minor Inc †	102,750	4,042,185
Pediatrix Medical Group Inc *	106,075	7,149,455

		26,554,650

Industrials - 22.22%

Actuant Corp ‘A’	178,500	5,392,485
Alliant Techsystems Inc * †	72,115	7,466,066
DRS Technologies Inc	95,675	5,575,939
Forward Air Corp †	147,875	5,240,690
General Cable Corp * †	102,075	6,029,570
Healthcare Services Group Inc †	229,712	4,741,256
Lennox International Inc †	105,200	3,784,044
Lincoln Electric Holdings Inc	114,550	7,387,329
McGrath RentCorp †	129,577	3,124,101
Moog Inc ‘A’ * †	130,785	5,520,435
Nordson Corp †	87,870	4,731,799
Regal-Beloit Corp †	129,450	4,741,754
Team Inc *	58,686	1,602,128
Teleflex Inc	101,175	4,827,059
URS Corp *	180,750	5,908,718
Waste Connections Inc * †	197,740	6,078,528
Watson Wyatt Worldwide Inc ‘A’ †	116,000	6,583,000

		88,734,901

Information Technology - 10.82%

ATMI Inc * †	135,465	3,769,991
Brooks Automation Inc * †	279,125	2,713,095
CommScope Inc * †	141,275	4,920,608
MICROS Systems Inc * †	114,290	3,847,001
Microsemi Corp * †	301,025	6,863,370
Rofin-Sinar Technologies Inc * †	69,569	3,123,648
Sybase Inc * †	307,450	8,085,935
Tyler Technologies Inc * †	312,425	4,367,702
Ultra Clean Holdings Inc *	176,250	1,727,250
Varian Semiconductor Equipment Associates Inc *	134,475	3,785,471

		43,204,071

Materials - 9.36%

Airgas Inc	141,500	6,434,005
Century Aluminum Co * †	24,075	1,594,728
Cleveland-Cliffs Inc †	53,075	6,359,446
FMC Corp †	34,125	1,893,596
Pactiv Corp *	275,475	7,220,200
Silgan Holdings Inc †	140,400	6,968,052
The Scotts Miracle-Gro Co ‘A’ †	146,150	4,738,183
The Valspar Corp †	110,225	2,186,864

		37,395,074

Utilities - 5.58%

Atmos Energy Corp †	267,200	6,813,600
Vectren Corp †	307,450	8,248,884
Westar Energy Inc †	316,715	7,211,601

		22,274,085

Total Common Stocks (Cost $403,890,048)		379,815,574

	Principal
	Amount

SHORT-TERM INVESTMENT - 4.51%

Repurchase Agreement - 4.51%

Fixed Income Clearing Corp 1.900% due 04/01/08 (Dated 03/31/08, repurchase price of $18,019,951; collateralized by Fannie Mae (U.S. Govt Agency Issue): 2.105% due 06/30/08 and market value $18,383,925)	$18,019,000	18,019,000

Total Short-Term Investment (Cost $18,019,000)		18,019,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.62% (Cost $421,909,048)		397,834,574

See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL — 29.73%

The Mellon GSL DBT II Collateral Fund
3.192% Δ (Cost $118,732,166)	118,732,166	$118,732,166

TOTAL INVESTMENTS — 129.35% (Cost $540,641,214)		516,566,740

OTHER ASSETS & LIABILITIES, NET — (29.35%)		(117,196,090)

NET ASSETS — 100.00%		$399,370,650

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 132

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
March 31, 2008 (Unaudited)
Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of March 31, 2008.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees (the “Board”), including considerations to determine fair values for certain foreign equity securities, if applicable.

Δ	Rate shown reflects 7-day yield as of March 31, 2008.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

à	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

#	Securities purchased on a when-issued basis.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of March 31, 2008.

¤	Securities were in default as of March 31, 2008.

±	Securities are grouped by coupon rate and represent a range of maturities.

♦	Underlying municipal bond security transferred to a Tender Option Bond Trust.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of March 31, 2008.

☐	Securities were fully/partially segregated with the broker(s)/custodian as collateral for swap contracts as of March 31, 2008.

Ω	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities purchased on a delayed-delivery basis as of March 31, 2008.

l	Total shares owned by the portfolio as of March 31, 2008 were less than one share.

∞	Unsettled position. Contract rates do not take effect until settlement date.

•	Participation interests in loans.

ж	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to the Fund’s policy and procedures. Under the Fund’s policy, a holding is generally deemed illiquid if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount which a portfolio has valued the holding. Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell a holding quickly for its full value.
Explanation of Terms for Schedules of Investments

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMM	Constant Maturity Mortgage Rate
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong stock Exchange
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings shares on Italian Stock Exchanges)
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XBSP	Sao Paulo Exchange
XVTX	Virt-X Pan-European Stock Exchange

PACIFIC SELECT FUND
FEDERAL INCOME TAX INFORMATION
March 31, 2008
     The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments securities for Federal income tax purposes as of March 31, 2008, are presented in the table below:

				Net		Total Net
	Total Cost on	Gross	Gross	Appreciation	Net Appreciation	Appreciation
Portfolios	Tax Basis	Appreciation	Depreciation	(Depreciation)	(Depreciation) on Other(1)	(Depreciation)
Small-Cap Growth	$950,570,310	$65,703,050	($110,180,478)	($44,477,428)	$—	($44,477,428)
International Value	4,097,889,934	363,840,759	(468,814,198)	(104,973,439)	2,617,394	(102,356,045)
International Small Cap	1,030,976,601	122,877,886	(87,338,108)	35,539,778	30,137,174	65,676,952
Equity Index	1,848,826,428	389,480,949	(281,611,383)	107,869,566	(359,795)	107,509,771
Small-Cap Index	1,910,909,984	167,333,237	(285,908,303)	(118,575,066)	4,388,153	(114,186,913)
Diversified Research	1,603,240,191	154,406,731	(152,702,551)	1,704,180	—	1,704,180
Equity	272,627,766	20,413,323	(26,570,243)	(6,156,920)	—	(6,156,920)
American Funds Growth-Income	1,954,146,355	—	(52,261,622)	(52,261,622)	—	(52,261,622)
American Funds Growth	1,421,216,612	10,801,522	—	10,801,522	—	10,801,522
Large-Cap Value	2,936,514,217	265,080,084	(243,196,981)	21,883,103	3,655	21,886,758
Technology	111,909,577	2,043,620	(7,275,182)	(5,231,562)	297	(5,231,265)
Short Duration Bond	1,787,604,652	16,829,113	(78,360,016)	(61,530,903)	5,461,913	(56,068,990)
Floating Rate Loan	883,393,705	880,141	(110,304,679)	(109,424,538)	(854,476)	(110,279,014)
Diversified Bond	3,177,623,773	38,911,981	(129,648,339)	(90,736,358)	(11,799,630)	(102,535,988)
Growth LT	1,761,393,329	200,842,312	(119,346,205)	81,496,107	(5,505,176)	75,990,931
Focused 30	315,082,901	53,629,461	(23,295,219)	30,334,242	(39,248)	30,294,994
Health Sciences	141,503,817	17,876,763	(16,724,127)	1,152,636	(1,782)	1,150,854
Mid-Cap Value	5,379,608,588	159,863,987	(641,458,018)	(481,594,031)	—	(481,594,031)
Large-Cap Growth	979,395,710	59,158,559	(37,823,802)	21,334,757	—	21,334,757
International Large-Cap	3,340,708,448	332,093,384	(180,686,664)	151,406,720	320,305	151,727,025
Small-Cap Value	723,282,177	88,686,766	(52,184,217)	36,502,549	—	36,502,549
Multi-Strategy	436,218,946	49,513,907	(24,005,257)	25,508,650	(2,442,822)	23,065,828
Main Street Core	2,609,255,534	90,047,896	(161,471,268)	(71,423,372)	—	(71,423,372)
Emerging Markets	1,684,550,670	327,834,601	(109,617,788)	218,216,813	(42,478)	218,174,335
Managed Bond	7,970,638,232	135,728,839	(81,126,557)	54,602,282	58,800,428	113,402,710
Inflation Managed	9,689,811,679	83,926,185	(137,058,020)	(53,131,835)	16,808,933	(36,322,902)
Money Market	1,232,156,263	—	—	—	—	—
High Yield Bond	930,363,018	5,547,753	(71,102,660)	(65,554,907)	—	(65,554,907)
Comstock	2,980,767,827	74,210,879	(430,554,927)	(356,344,048)	—	(356,344,048)
Mid-Cap Growth	1,682,657,548	137,328,171	(181,159,342)	(43,831,171)	(684)	(43,831,855)
Real Estate	1,203,157,704	136,999,793	(71,174,560)	65,825,233	1,619	65,826,852
Small-Cap Equity	540,641,214	25,256,672	(49,331,146)	(24,074,474)	—	(24,074,474)
(1)  Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

PACIFIC SELECT FUND
Fair Value Measurements
March 31, 2008 (Unaudited)
Adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, (“SFAS 157”)
In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. The Fund adopted SFAS 157 as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under the accounting principles generally accepted in the United States of America, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Fund is required to characterize the value of its securities and other financial instruments (collectively, “holdings”) as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The valuation criteria for each level is summarized below:
•	Level 1 — Quoted prices in active markets for identical holdings

•	Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 — Significant unobservable inputs that are not corroborated by observable market data
The inputs or methodologies used for valuing the Fund’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.
The following is a summary of the characterization of the valuations of the Fund’s holdings as of March 31, 2008:

Portfolio	Fair Value Measurements
		Level 1	Level 2	Level 3
	Total		Significant	Significant
	Fair Value at	Quoted	Observable	Unobservable
	March 31, 2008	Price	Input	Input
Small-Cap Growth
Investments in Securities	$906,092,882	$653,502,707	$252,590,175	$—
Other Financial Instruments*	—	—	—	—

Total	$906,092,882	$653,502,707	$252,590,175	$—

International Value
Investments in Securities	$3,992,916,495	$97,243,933	$3,895,672,562	$—
Other Financial Instruments*	2,048,211	—	2,048,211	—

Total	$3,994,964,706	$97,243,933	$3,897,720,773	$—

International Small-Cap
Investments in Securities	$1,066,516,379	$78,133,114	$988,383,265	$—
Other Financial Instruments*	—	—	—	—

Total	$1,066,516,379	$78,133,114	$988,383,265	$—

Equity Index
Investments in Securities	$1,956,695,994	$1,836,912,730	$119,778,484	$4,780
Other Financial Instruments*	(359,795)	(359,795)	—	—

Total	$1,956,336,199	$1,836,552,935	$119,778,484	$4,780

Small-Cap Index
Investments in Securities	$1,792,334,918	$1,272,990,037	$519,344,881	$—
Other Financial Instruments*	4,388,153	4,388,153	—	—

Total	$1,796,723,071	$1,277,378,190	$519,344,881	$—

Diversified Research
Investments in Securities	$1,604,944,371	$1,358,354,917	$246,589,454	$—
Other Financial Instruments*	—	—	—	—

Total	$1,604,944,371	$1,358,354,917	$246,589,454	$—

Equity
Investments in Securities	$266,470,846	$217,618,099	$48,850,987	$1,760
Other Financial Instruments*	—	—		—

Total	$266,470,846	$217,618,099	$48,850,987	$1,760

American Funds Growth-Income
Investments in Securities	$1,901,884,733	$1,901,884,733	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$1,901,884,733	$1,901,884,733	$—	$—

American Funds Growth
Investments in Securities	$1,432,018,134	$1,432,018,134	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$1,432,018,134	$1,432,018,134	$—	$—

Large-Cap Value
Investments in Securities	$2,958,397,320	$2,559,646,876	$398,750,444	$—
Other Financial Instruments*	—	—	—	—

Total	$2,958,397,320	$2,559,646,876	$398,750,444	$—

PACIFIC SELECT FUND
Fair Value Measurements (Continued)
March 31, 2008 (Unaudited)

Portfolio	Fair Value Measurements (Continued)
		Level 1	Level 2	Level 3
	Total		Significant	Significant
	Fair Value at	Quoted	Observable	Unobservable
	March 31, 2008	Price	Input	Input
Technology
Investments in Securities	$106,678,015	$82,034,649	$24,643,366	$—
Other Financial Instruments*	—	—	—	—

Total	$106,678,015	$82,034,649	$24,643,366	$—

Short Duration Bond
Investments in Securities	$1,726,073,749	$—	$1,716,204,890	$9,868,859
Other Financial Instruments*	5,419,696	5,419,696	—	—

Total	$1,731,493,445	$5,419,696	$1,716,204,890	$9,868,859

Floating Rate Loan
Investments in Securities	$773,969,167	$—	$754,885,627	$19,083,540
Other Financial Instruments*	(1,102,070)	—	(1,102,070)	—

Total	$772,867,097	$—	$753,783,557	$19,083,540

Diversified Bond
Investments in Securities	$3,086,887,415	$8,424,438	$3,075,026,623	$3,436,354
Other Financial Instruments*	(138,853,001)	(16,599,686)	(129,671,881)	7,418,566

Total	$2,948,034,414	($8,175,248)	$2,945,354,742	$10,854,920

Growth LT
Investments in Securities	$1,842,889,436	$1,304,839,208	$538,050,228	$—
Other Financial Instruments*	(5,701,732)	(5,701,732)	—	—

Total	$1,837,187,704	$1,299,137,476	$538,050,228	$—

Focused 30
Investments in Securities	$345,417,143	$246,639,134	$98,778,009	$—
Other Financial Instruments*	—	—	—	—

Total	$345,417,143	$246,639,134	$98,778,009	$—

Health Sciences
Investments in Securities	$142,656,453	$108,868,494	$33,787,959	$—
Other Financial Instruments*	—	—	—	—

Total	$142,656,453	$108,868,494	$33,787,959	$—

Mid-Cap Value
Investments in Securities	$4,898,014,557	$3,895,470,137	$1,002,541,990	$2,430
Other Financial Instruments*	—	—	—	—

Total	$4,898,014,557	$3,895,470,137	$1,002,541,990	$2,430

Large-Cap Growth
Investments in Securities	$1,000,730,467	$830,128,483	$170,601,984	$—
Other Financial Instruments*	—	—	—	—

Total	$1,000,730,467	$830,128,483	$170,601,984	$—

International Large-Cap
Investments in Securities	$3,492,115,168	$85,116,767	$3,406,998,401	$—
Other Financial Instruments*	—	—	—	—

Total	$3,492,115,168	$85,116,767	$3,406,998,401	$—

Small-Cap Value
Investments in Securities	$759,784,726	$552,529,777	$207,254,949	$—
Other Financial Instruments*	—	—	—	—

Total	$759,784,726	$552,529,777	$207,254,949	$—

Multi-Strategy
Investments in Securities	$461,727,596	$210,335,068	$251,387,248	$5,280
Other Financial Instruments*	(2,458,226)	(355,103)	(814,153)	(1,288,970)

Total	$459,269,370	$209,979,965	$250,573,095	($1,283,690)

Main Street Core
Investments in Securities	$2,537,832,162	$2,315,243,646	$222,565,246	$23,270
Other Financial Instruments*	—	—	—	—

Total	$2,537,832,162	$2,315,243,646	$222,565,246	$23,270

Emerging Markets
Investments in Securities	$1,902,767,483	$675,803,436	$1,219,552,974	$7,411,073
Other Financial Instruments*	—	—	—	—

Total	$1,902,767,483	$675,803,436	$1,219,552,974	$7,411,073

PACIFIC SELECT FUND
Fair Value Measurements (Continued)
March 31, 2008 (Unaudited)

Portfolio	Fair Value Measurements (Continued)
		Level 1	Level 2	Level 3
	Total		Significant	Significant
	Fair Value at	Quoted	Observable	Unobservable
	March 31, 2008	Price	Input	Input
Managed Bond
Investments in Securities	$8,025,240,514	$49,813,260	$7,950,124,494	$25,302,760
Other Financial Instruments*	(2,829,404,849)	85,443,123	(2,942,492,655)	27,644,683

Total	$5,195,835,665	$135,256,383	$5,007,631,839	$52,947,443

Inflation Managed
Investments in Securities	$9,636,679,844	$11,435,770	$9,601,584,362	$23,659,712
Other Financial Instruments*	(2,165,936,026)	60,989,085	(2,223,957,846)	(2,967,265)

Total	$7,470,743,818	$72,424,855	$7,377,626,516	$20,692,447

Money Market
Investments in Securities	$1,232,156,263	$—	$1,232,156,263	$—
Other Financial Instruments*	—	—		—

Total	$1,232,156,263	$—	$1,232,156,263	$—

High Yield Bond
Investments in Securities	$864,808,111	$3,537,026	$859,351,015	$1,920,070
Other Financial Instruments*	—	—	—	—

Total	$864,808,111	$3,537,026	$859,351,015	$1,920,070

Comstock
Investments in Securities	$2,624,423,779	$2,358,840,308	$265,583,471	$—
Other Financial Instruments*	—	—	—	—

Total	$2,624,423,779	$2,358,840,308	$265,583,471	$—

Mid-Cap Growth
Investments in Securities	$1,638,826,377	$1,135,478,689	$503,347,688	$—
Other Financial Instruments*	—	—	—	—

Total	$1,638,826,377	$1,135,478,689	$503,347,688	$—

Real Estate
Investments in Securities	$1,268,982,937	$910,619,773	$358,363,164	$—
Other Financial Instruments*	—	—	—	—

Total	$1,268,982,937	$910,619,773	$358,363,164	$—

Small-Cap Equity
Investments in Securities	$516,566,740	$379,815,574	$136,751,166	$—
Other Financial Instruments*	—	—	—	—

Total	$516,566,740	$379,815,574	$136,751,166	$—

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2008:

	Total		Investments in
	Fair Value at	Investments in	Other Financial
	March 31, 2008	Securities	Instruments*
Equity Index
Balance, December 31, 2007	$—	$—	$—
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	4,780	4,780	—
Transfers in and/or out of Level 3	—	—	—

Balance, March 31, 2008	$4,780	$4,780	$—

Equity
Balance, December 31, 2007	$—	$—	$—
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	1,760	1,760	—
Transfers in and/or out of Level 3	—	—	—

Balance, March 31, 2008	$1,760	$1,760	$—

Short Duration Bond
Balance, December 31, 2007	$33,874,193	$33,874,193	$—
Net purchases (sales)	(381,634)	(381,634)	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	(2,594,570)	(2,594,570)	—
Transfers in and/or out of Level 3	(21,029,130)	(21,029,130)	—

Balance, March 31, 2008	$9,868,859	$9,868,859	$—

PACIFIC SELECT FUND
Fair Value Measurements (Continued)
March 31, 2008 (Unaudited)

	Total		Investments in
	Fair Value at	Investments in	Other Financial
Portfolio	March 31, 2008	Securities	Instruments*
Floating Rate Loan
Balance, December 31, 2007	$—	$—	$—
Net purchases (sales)	18,941,684	18,941,684	—
Accrued discounts (premiums)	(79,287)	(79,287)	—
Total realized and unrealized gains (losses)	221,143	221,143	—
Transfers in and/or out of Level 3	—	—	—

Balance, March 31, 2008	$27,870,339,232	$44,745,765,796	$—

Diversified Bond
Balance, December 31, 2007	$26,777,633	$26,741,828	$35,805
Net purchases (sales)	372,910	(387,020)	759,930
Accrued discounts (premiums)	4	4	—
Total realized and unrealized gains (losses)	933,174	(6,211,066)	7,144,240
Transfers in and/or out of Level 3	(17,228,801)	(16,707,392)	(521,409)

Balance, March 31, 2008	$10,854,920	$3,436,354	$7,418,566

Mid-Cap Value
Balance, December 31, 2007	$—	$—	$—
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	2,430	2,430	—
Transfers in and/or out of Level 3	—	—	—

Balance, March 31, 2008	$2,430	$2,430	$—

Multi-Strategy
Balance, December 31, 2007	($139,809)	$—	($139,809)
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	(1,143,881)	5,280	(1,149,161)
Transfers in and/or out of Level 3	—	—	—

Balance, March 31, 2008	($1,283,690)	$5,280	($1,288,970)

Main Street Core
Balance, December 31, 2007	$—	$—	$—
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	23,270	23,270	—
Transfers in and/or out of Level 3	—	—	—

Balance, March 31, 2008	$23,270	$23,270	$—

Emerging Markets
Balance, December 31, 2007	$6,380,406	$6,380,406	$—
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	(2,784,177)	(2,784,177)	—
Transfers in and/or out of Level 3	3,814,844	3,814,844	—

Balance, March 31, 2008	$7,411,073	$7,411,073	$—

Managed Bond
Balance, December 31, 2007	($216,052,352)	$46,342,315	($262,394,667)
Net purchases (sales)	264,471,250	(1,429,766)	265,901,016
Accrued discounts (premiums)	(2,568)	(2,568)	—
Total realized and unrealized gains (losses)	19,303,128	(424,272)	19,727,400
Transfers in and/or out of Level 3	(14,772,015)	(19,182,949)	4,410,934

Balance, March 31, 2008	$52,947,443	$25,302,760	$27,644,683

Inflation Managed
Balance, December 31, 2007	($155,441,064)	$69,610,564	($225,051,628)
Net purchases (sales)	238,819,374	19,981,331	218,838,043
Accrued discounts (premiums)	5,429	5,429	—
Total realized and unrealized gains (losses)	(1,302,396)	(238,645)	(1,063,751)
Transfers in and/or out of Level 3	(61,388,896)	(65,698,967)	4,310,071

Balance, March 31, 2008	$20,692,447	$23,659,712	($2,967,265)

PACIFIC SELECT FUND
Fair Value Measurements (Continued)
March 31, 2008 (Unaudited)

	Total		Investments in
	Fair Value at	Investments in	Other Financial
Portfolio	March 31, 2008	Securities	Instruments*
High Yield Bond
Balance, December 31, 2007	$70	$70	$—
Net purchases (sales)	1,822,500	1,822,500	—
Accrued discounts (premiums)	401	401	—
Total realized and unrealized gains (losses)	97,099	97,099	—
Transfers in and/or out of Level 3	—	—	—

Balance, March 31, 2008	$1,920,070	$1,920,070	$—

*	Other financial instruments include open futures contracts, swap contracts, written options, short sales, unfunded loan commitments and forward foreign currency contracts, if any.
     Portfolio Valuation
     The net asset value (“NAV”) per share for each portfolio of the Fund is calculated by subtracting the portfolio’s liabilities (including accrued expenses, dividends payable and any borrowings of the portfolio) from the portfolio’s total assets (the value of the securities and other investments the portfolio holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.
     Each portfolio’s NAV is calculated once a day, every day the NYSE is open, including when foreign markets are closed. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time, although it occasionally closes earlier.
     The value of each security and holdings is based on pricing data obtained from various sources approved by the Fund’s Board. Equity holdings, including options, are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Treasury holdings are generally valued at the last reported sale price obtained from pricing/quotation sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Other equity and fixed income holdings traded in over-the-counter markets and for which no sales are reported are generally valued at the mean between the most recent bid and ask prices obtained from a pricing/quotation and/or valuation reporting system, from established market makers, or from broker-dealers. Bid and ask prices for fixed income holdings are generally based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable, or if events that could materially affect the NAV occur after the close of the principal market for particular holding but before the Fund values its assets, the holdings may be valued at their fair value as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Fund’s Board and in accordance with the provisions of the Investment Company Act of 1940. As a general principle, the fair value of a holding is the amount which the Fund might reasonably expect to receive for the holding upon its current sale. Fair valuations are based on a variety of factors and available information which the Fund may consider, including information that becomes known after the close of the NYSE. The values that are determined are deemed to be the price as of the time of close of the NYSE. When fair value pricing of holdings is employed, the prices of holdings used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the Fund could obtain upon its current sale.
     If events occur between the time of the determination of the closing price of a foreign holding on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign holding is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the holding would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.
     The Fund has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. These fair values may not be indicative of the price that a portfolio could obtain for a foreign holding if it were to dispose of the holding as of the close of the NYSE.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Exhibit 99.CERT— Certifications for the principal executive officer and the principal financial officers of Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Signatures

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific	Select Fund

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES T. MORRIS

James T. Morris
Chief Executive Officer

Date:

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:

By:	/s/ BRIAN D. KLEMENS

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date: